UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-4085

Fidelity Income Fund
(Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices) (Zip code)

Eric D. Roiter, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	July 31

Date of reporting period:	July 31, 2006

This report on Form N-CSR relates solely to the Registrant's Fidelity Ginnie Mae Fund, Fidelity Government Income Fund, Fidelity Intermediate Government Income Fund, and Fidelity Ultra-Short Bond Fund series (each, a "Fund" and collectively, the "Funds").

Item 1. Reports to Stockholders

Fidelity® Ginnie Mae Fund

Fidelity Government Income Fund

Fidelity Intermediate Government Income Fund

Annual Report

July 31, 2006

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Fidelity Ginnie Mae Fund
	<Click Here>	Performance
	<Click Here>	Management's Discussion of Fund Performance
	<Click Here>	Investment Changes
	<Click Here>	Investments
	<Click Here>	Financial Statements
Fidelity Government Income Fund
	<Click Here>	Performance
	<Click Here>	Management's Discussion of Fund Performance
	<Click Here>	Investment Changes
	<Click Here>	Investments
	<Click Here>	Financial Statements
Fidelity Intermediate Government Income Fund
	<Click Here>	Performance
	<Click Here>	Management's Discussion of Fund Performance
	<Click Here>	Investment Changes
	<Click Here>	Investments
	<Click Here>	Financial Statements
Notes	<Click Here>	Notes to the financial statements
Report of Independent Registered Public Accounting Firm	<Click Here>
Trustees and Officers	<Click Here>
Distributions	<Click Here>
Proxy Voting Results	<Click Here>
Board Approval of Investment Advisory Contracts and Management Fees	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

Annual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the funds. This report is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent quarterly holdings report, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com/holdings.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the funds nor Fidelity Distributors Corporation is a bank.

Annual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Although many securities markets made gains in early 2006, inflation concerns led to mixed results through the year's mid-point. Financial markets are always unpredictable. There are, however, a number of time-tested principles that can put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There are tax advantages and cost benefits to consider as well. The more you sell, the more taxes you pay, and the more you trade, the higher the costs. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third investment principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces unconstructive "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or over the phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Annual Report

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (February 1, 2006 to July 31, 2006).

Actual Expenses

The first line of the accompanying table for each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each fund provides information about hypothetical account values and hypothetical expenses based on a fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Annual Report

Shareholder Expense Example - continued

	Beginning Account Value February 1, 2006	Ending Account Value July 31, 2006	Expenses Paid During Period* February 1, 2006 to July 31, 2006
Ginnie Mae Fund
Actual	$ 1,000.00	$ 1,004.20	$ 2.24
HypotheticalA	$ 1,000.00	$ 1,022.56	$ 2.26
Government Income Fund
Actual	$ 1,000.00	$ 1,005.60	$ 2.24
HypotheticalA	$ 1,000.00	$ 1,022.56	$ 2.26
Intermediate Government Income Fund
Actual	$ 1,000.00	$ 1,009.70	$ 2.24
HypotheticalA	$ 1,000.00	$ 1,022.56	$ 2.26

A 5% return per year before expenses

* Expenses are equal to each Fund's annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Annualized Expense Ratio
Ginnie Mae Fund	.45%
Government Income Fund	.45%
Intermediate Government Income Fund	.45%

Annual Report

Fidelity Ginnie Mae Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended July 31, 2006	Past 1 year	Past 5 years	Past 10 years
Fidelity® Ginnie Mae Fund	1.70%	4.02%	5.67%

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity® Ginnie Mae Fund on July 31, 1996. The chart shows how the value of your investment would have changed, and also shows how the Lehman Brothers® GNMA Index performed over the same period.

Annual Report

Fidelity Ginnie Mae Fund

Management's Discussion of Fund Performance

Comments from William Irving, Portfolio Manager of Fidelity® Ginnie Mae Fund

The domestic investment-grade bond market struggled during the 12-month period ending July 31, 2006, finishing with a modest 1.46% return as measured by the Lehman Brothers® Aggregate Bond Index. Bonds were negative in the first and third quarters of the period, and positive in the second and fourth quarters. The negative momentum was typically a result of rising levels of core inflation, Federal Reserve Board interest rate hikes aimed to keep inflation at bay, and a yield curve that was sometimes inverted, meaning short-term yields exceeded long-term yields - a phenomenon that's often a precursor of a recession. In all, the Fed bumped up rates eight times during the period, hoisting the federal funds target rate from 3.25% to 5.25%, its highest level in five years. On the plus side, bonds scored well in the final quarter of the period, advancing 1.46%, which was identical to the debt market's return for the entire one-year period. Investors turned to high-quality debt in the last three months of the period for a number of reasons: Equity performance stumbled; GDP (gross domestic product) growth in the second quarter of 2006 gave strong evidence of a slowing economy; and the Fed supported that notion by announcing there was a good possibility of a pause in its rate hike campaign.

For the 12 months ending July 31, 2006, the fund returned 1.70%, while the Lehman Brothers GNMA Index returned 2.35%. The fund's underperformance of the Lehman Brothers index can be traced mainly to my out-of-index holdings in interest-only project loans issued by Ginnie Mae. These securities posted disappointing returns for the year, hurt by faster-than-expected prepayments. Prepayment speeds are key factors in determining mortgage bond valuations because if they rise or fall more than expected, they can hurt the securities' returns. On the flip side, performance was helped by favorable yield-curve positioning, a function of how I distributed the fund's holdings across bonds of various maturities. Having a modestly shorter duration than the index helped insulate the fund somewhat as interest rates rose. Also working in the fund's favor was security selection among 30-year pass-through securities, with its overweighting in deep-discount bonds helping the most. Elsewhere, out-of-index holdings in hybrid adjustable-rate mortgages benefited returns, as market inefficiencies afforded us opportunities to buy these securities at cheap prices relative to what we believed to be their fair value.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Fidelity Ginnie Mae Fund

Investment Changes

Coupon Distribution as of July 31, 2006
	% of fund's investments	% of fund's investments 6 months ago
Less than 4%	4.7	3.5
4 - 4.99%	7.8	10.0
5 - 5.99%	55.4	46.9
6 - 6.99%	25.1	22.4
7 - 7.99%	5.5	4.6
8% and over	0.9	0.8
Coupon distribution shows the range of stated interest rates on the fund's investments, excluding short-term investments.
Average Years to Maturity as of July 31, 2006
6 months ago
Years	6.9	5.8
Average years to maturity is based on the average time remaining until principal payments are expected from each of the fund's bonds, weighted by dollar amount.
Duration as of July 31, 2006
6 months ago
Years	4.1	3.3

Duration shows how much a bond fund's price fluctuates with changes in comparable interest rates. If rates rise 1%, for example, a fund with a five-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example.

Asset Allocation (% of fund's net assets)
As of July 31, 2006*A		As of January 31, 2006**B
	Mortgage Securities 84.4%		Mortgage Securities 78.3%
	CMOs and Other Mortgage Related Securities 19.1%		CMOs and Other Mortgage Related Securities 21.5%
	Asset-Backed Securities 0.8%		Asset-Backed Securities 0.8%
	Short-Term Investments and Net Other Assets(dagger) (4.3)%		Short-Term Investments and Net Other Assets(dagger) (0.6)%
* GNMA Securities	97.7%	** GNMA Securities	88.0%
A Futures and Swaps	2.4%	B Futures and Swaps	(0.7)%

(dagger) Short-Term Investments and Net Other Assets are not included in the pie chart.

Annual Report

Fidelity Ginnie Mae Fund

Investments July 31, 2006

Showing Percentage of Net Assets

U.S. Government Agency - Mortgage Securities - 84.4%
	Principal Amount (000s)	Value (Note 1) (000s)
Fannie Mae - 2.6%
3.752% 7/1/34 (c)	$ 2,080	$ 2,045
3.757% 10/1/33 (c)	529	517
3.82% 10/1/33 (c)	4,528	4,424
3.837% 4/1/33 (c)	1,523	1,495
4.172% 3/1/35 (c)	2,198	2,174
4.249% 1/1/34 (c)	1,307	1,284
4.292% 3/1/33 (c)	230	223
4.3% 10/1/34 (c)	166	164
4.307% 3/1/33 (c)	611	604
4.307% 10/1/33 (c)	219	216
4.323% 6/1/33 (c)	271	268
4.333% 9/1/34 (c)	642	641
4.348% 9/1/34 (c)	1,544	1,541
4.366% 4/1/35 (c)	334	330
4.396% 10/1/34 (c)	2,672	2,617
4.396% 5/1/35 (c)	1,560	1,543
4.498% 8/1/34 (c)	2,181	2,186
4.513% 10/1/35 (c)	182	180
4.529% 7/1/34 (c)	639	635
4.545% 7/1/35 (c)	1,907	1,886
4.553% 1/1/35 (c)	1,031	1,023
4.555% 9/1/34 (c)	1,835	1,832
4.586% 2/1/35 (c)	2,129	2,083
4.593% 8/1/34 (c)	607	605
4.643% 1/1/33 (c)	326	324
4.658% 3/1/35 (c)	239	238
4.684% 9/1/34 (c)	188	190
4.708% 10/1/32 (c)	104	104
4.73% 2/1/33 (c)	92	92
4.732% 10/1/32 (c)	140	141
4.746% 1/1/35 (c)	93	93
4.774% 1/1/35 (c)	1,833	1,802
4.791% 12/1/34 (c)	545	536
4.811% 8/1/34 (c)	523	521
4.815% 5/1/33 (c)	32	32
4.817% 2/1/33 (c)	721	718
4.838% 9/1/34 (c)	946	936
4.861% 10/1/35 (c)	1,293	1,274
4.988% 11/1/32 (c)	382	383
4.989% 12/1/32 (c)	53	53
5% 9/1/34 (c)	801	795
5.016% 2/1/35 (c)	205	204
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Fannie Mae - continued
5.023% 7/1/34 (c)	$ 273	$ 271
5.063% 11/1/34 (c)	127	128
5.094% 9/1/34 (c)	472	469
5.097% 5/1/35 (c)	3,411	3,401
5.151% 7/1/35 (c)	2,213	2,208
5.184% 8/1/33 (c)	718	716
5.202% 6/1/35 (c)	2,374	2,371
5.24% 3/1/35 (c)	284	282
5.294% 7/1/35 (c)	295	295
5.349% 12/1/34 (c)	792	790
5.5% 11/1/13 to 3/1/25	25,498	25,236
6.5% 10/1/17 to 12/1/24	6,111	6,206
7% 11/1/16 to 3/1/17	2,089	2,133
7.5% 1/1/07 to 4/1/17	3,489	3,572
8.5% 12/1/27	374	399
9.5% 9/1/30	472	519
10.25% 10/1/18	14	15
11.5% 5/1/14 to 9/1/15	36	41
12.5% 11/1/13 to 7/1/16	81	91
13.25% 9/1/11	53	60
		88,155
Freddie Mac - 0.9%
4.783% 10/1/32 (c)	95	95
4.86% 3/1/33 (c)	274	272
5.321% 6/1/35 (c)	2,222	2,203
5.5% 11/1/17 to 3/1/25	25,786	25,315
5.639% 4/1/32 (c)	126	128
8.5% 2/1/09 to 6/1/25	76	80
9% 7/1/08 to 7/1/21	218	225
9.5% 7/1/30 to 8/1/30	157	174
9.75% 12/1/08 to 4/1/13	10	11
10% 1/1/09 to 11/1/20	510	555
10.25% 2/1/09 to 11/1/16	209	220
10.5% 5/1/10	4	4
11.25% 2/1/10	17	18
11.75% 11/1/11	11	12
12% 5/1/10 to 2/1/17	75	84
12.5% 11/1/12 to 5/1/15	111	124
13% 5/1/14 to 11/1/14	12	14
13.5% 1/1/13 to 12/1/14	6	7
		29,541
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Government National Mortgage Association - 80.9%
3% 4/20/35 (c)	$ 3,871	$ 3,771
3.5% 3/20/34	1,265	1,072
3.5% 5/20/34 (c)	1,650	1,620
3.5% 5/20/35 (c)	2,001	1,934
3.5% 6/20/35 (c)	2,133	2,061
3.5% 6/20/35 (c)	6,142	6,072
3.75% 1/20/34 (c)	19,930	19,675
3.75% 6/20/34 (c)	6,414	6,311
3.75% 5/20/35 (c)	9,694	9,412
3.75% 6/20/35 (c)	5,428	5,270
4% 11/20/33	1,699	1,502
4% 2/20/35 (c)	20,368	19,921
4.25% 7/20/34 (c)	1,387	1,368
4.5% 4/15/18 to 4/20/34	147,820	139,620
4.5% 9/20/34 (c)	6,813	6,738
4.5% 2/20/35 (c)	29,160	28,746
4.5% 3/20/35 (c)	1,352	1,333
5% 4/15/24 to 7/20/36	623,667	595,593
5% 2/20/35 (c)	146	145
5% 6/20/35 (c)	6,653	6,533
5% 6/20/35 (c)	17,405	17,276
5.5% 12/20/18 to 6/20/36	804,340	786,561
5.5% 8/1/36 (a)	50,000	48,805
5.5% 8/1/36 (a)	1,828	1,790
5.75% 8/20/35 (c)	757	754
6% 8/15/17 to 9/20/34	470,606	471,585
6% 8/1/36 (a)(b)	1,800	1,797
6% 8/1/36 (a)(b)	30,000	29,957
6.5% 4/15/23 to 11/20/34	201,465	205,575
6.5% 8/1/36 (a)	10,000	10,183
6.5% 8/1/36 (a)	25,000	25,457
6.5% 8/1/36 (a)	30,000	30,548
6.5% 8/1/36 (a)(b)	27,900	28,410
7% 3/15/22 to 9/20/34	117,123	121,312
7.25% 9/15/27 to 12/15/30	356	371
7.5% 2/15/07 to 9/20/32	56,355	58,904
8% 11/15/06 to 7/15/32	13,431	14,127
8.5% 7/15/08 to 2/15/31	5,376	5,716
9% 5/15/08 to 5/15/30	2,088	2,253
9.5% 12/20/15 to 4/20/17	715	782
10.5% 1/15/14 to 9/15/19	738	823
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Government National Mortgage Association - continued
13% 2/15/11 to 1/15/15	$ 169	$ 194
13.5% 7/15/10 to 1/15/15	28	31
		2,721,908
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $2,882,807)		2,839,604
Asset-Backed Securities - 0.8%

Fannie Mae Grantor Trust Series 2005-T4 Class A1C, 5.535% 9/25/35 (c) (Cost $28,756)	28,756	28,822
Collateralized Mortgage Obligations - 17.7%

U.S. Government Agency - 17.7%
Fannie Mae:
Series 2003-39 Class IA, 5.5% 10/25/22 (c)(d)	5,268	946
Series 2006-48 Class LF, 0% 8/25/34 (c)	1,894	1,881
target amortization class Series G94-2 Class D, 6.45% 1/25/24	4,376	4,437
Fannie Mae guaranteed REMIC pass thru certificates:
planned amortization class Series 2006-51 Class PB, 5.5% 8/25/33	15,690	15,369
Series 2005-69 Class ZL, 4.5% 8/25/25	299	298
Freddie Mac floater Series 2344 Class FP, 6.3188% 8/15/31 (c)	2,619	2,676
Freddie Mac Multi-class participation certificates guaranteed:
floater:
Series 2406:
Class FP, 6.3488% 1/15/32 (c)	5,130	5,268
Class PF, 6.3488% 12/15/31 (c)	5,002	5,148
Series 2410 Class PF, 6.3488% 2/15/32 (c)	10,330	10,644
Series 2412 Class GF, 6.3188% 2/15/32 (c)	2,169	2,233
Series 2861 Class JF, 5.6688% 4/15/17 (c)	3,581	3,587
Series 3094 Class UF, 0% 9/15/34 (c)	781	768
planned amortization class:
Series 2220 Class PD, 8% 3/15/30	5,392	5,729
Series 2535 Class IP, 6% 6/15/29 (d)	400	2
Series 2787 Class OI, 5.5% 10/15/24 (d)	8,067	461
Series 40 Class K, 6.5% 8/17/24	2,154	2,196
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (Note 1) (000s)
U.S. Government Agency - continued
Freddie Mac Multi-class participation certificates guaranteed: - continued
sequential pay:
Series 2601 Class TI, 5.5% 10/15/22 (d)	$ 21,791	$ 3,821
Series 2750 Class ZT, 5% 2/15/34	5,776	4,889
Series 2866 Class CY, 4.5% 10/15/19	4,491	4,084
Ginnie Mae guaranteed Multi-family pass thru securities sequential pay Series 2002-71 Class Z, 5.5% 10/20/32	43,199	41,057
Ginnie Mae guaranteed REMIC pass thru securities:
planned amortization class:
Series 1994-4 Class KQ, 7.9875% 7/16/24	1,416	1,479
Series 2000-26 Class PK, 7.5% 9/20/30	4,173	4,231
Series 2001-65 Class PH, 6% 11/20/28	6,323	6,373
Series 2002-5 Class PD, 6.5% 5/16/31	18,410	18,518
Series 2003-103 Class PC, 5.5% 11/20/33	18,843	17,634
Series 2003-20 Class BI, 5.5% 5/16/27 (d)	4,017	62
Series 2003-29 Class PD, 5.5% 4/16/33	25,000	23,302
Series 2003-31 Class PI, 5.5% 4/16/30 (d)	9,464	657
Series 2003-34 Class IO, 5.5% 4/16/28 (d)	13,559	633
Series 2003-4 Class LI, 5.5% 7/16/27 (d)	5,464	172
Series 2003-7:
Class IN, 5.5% 1/16/28 (d)	13,361	881
Class IP, 5.5% 10/16/25 (d)	27	1
Series 2003-70 CLass LE, 5% 7/20/32	44,000	41,072
Series 2003-79 Class PV, 5.5% 10/20/23	27,869	26,917
Series 2003-8 Class QI, 5.5% 1/16/27 (d)	170	1
Series 2004-19:
Class DJ, 4.5% 3/20/34	3,669	3,569
Class DP, 5.5% 3/20/34	3,895	3,843
Series 2004-30:
Class PC, 5% 11/20/30	19,736	19,063
Class UA, 3.5% 2/20/32	7,373	7,016
Series 2004-64 Class KE, 5.5% 12/20/33	22,978	22,209
Series 2004-98 Class IG, 5.5% 2/20/30 (d)	2,581	462
Series 2005-17 Class IA, 5.5% 8/20/33 (d)	10,061	1,592
Series 2005-24 Class TC, 5.5% 3/20/35	5,403	5,096
Series 2005-54 Class BM, 5% 7/20/35	9,658	9,250
Series 2005-57 Class PB, 5.5% 7/20/35	5,673	5,386
Series 2005-58 Class NJ, 4.5% 8/20/35	40,000	38,713
Series 2008-28 Class PC, 5.5% 4/20/34	18,652	18,231
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (Note 1) (000s)
U.S. Government Agency - continued
Ginnie Mae guaranteed REMIC pass thru securities: - continued
sequential pay:
Series 1995-4 Class CQ, 8% 6/20/25	$ 1,064	$ 1,116
Series 2001-15 Class VB, 6.5% 4/20/19	1,628	1,629
Series 2002-29 Class SK, 8.25% 5/20/32 (c)	538	568
Series 2002-88 Class GZ, 5.5% 12/20/32	24,346	22,012
Series 2003-7 Class VP, 6% 11/20/13	5,634	5,734
Series 2004-105 Class VD, 5.5% 6/17/16	11,770	11,669
Series 2004-65 Class VE, 5.5% 7/20/15	5,133	5,106
Series 2004-86 Class G, 6% 10/20/34	6,273	6,173
Series 2005-28 Class AJ, 5.5% 4/20/35	94,037	93,090
Series 2005-47 Class ZY, 6% 6/20/35	4,268	4,009
Series 2005-6 Class EX, 5.5% 11/20/34	1,001	944
Series 2005-82 Class JV, 5% 6/20/35	3,500	3,133
Series 1995-6 Class Z, 7% 9/20/25	3,013	3,093
Series 2003-24 Class PA, 5% 10/20/28	2,160	2,150
Series 2005-6 Class EY, 5.5% 11/20/33	1,016	944
Series 2006-13 Class DS, 3.0328% 3/20/36 (c)	51,646	43,260
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $621,357)		596,487
Commercial Mortgage Securities - 1.4%

Fannie Mae Series 1997-M1 Class N, 0.445% 10/17/36 (c)(d)	44,630	442
Fannie Mae guaranteed REMIC pass thru certificates:
Series 1998-M3 Class IB, 0.9124% 1/17/38 (c)(d)	44,162	1,063
Series 1998-M4 Class N, 1.1513% 2/25/35 (c)(d)	19,187	452
Ginnie Mae guaranteed Multi-family pass thru securities:
sequential pay Series 2001-58 Class X, 1.3729% 9/16/41 (c)(d)	197,113	7,805
Series 2001-12 Class X, 0.9523% 7/16/40 (c)(d)	48,954	1,834
Ginnie Mae guaranteed REMIC pass thru securities:
sequential pay Series 2002-81 Class IO, 1.8846% 9/16/42 (c)(d)	122,024	8,175
Series 2002-62 Class IO, 1.5373% 8/16/42 (c)(d)	91,712	5,694
Series 2002-85 Class X, 1.9143% 3/16/42 (c)(d)	83,958	5,142
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Ginnie Mae guaranteed REMIC pass thru securities: - continued
Series 2003-36 Class XA, 0.8635% 3/16/43 (c)(d)	$ 303,501	$ 13,634
Series 2003-47 Class XA, 0.1793% 6/16/43 (c)(d)	37,228	2,037
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $76,586)		46,278
Cash Equivalents - 0.6%
	Maturity Amount (000s)
Investments in repurchase agreements (Collateralized by U.S. Government Obligations), in a joint trading account at 5.3%, dated 7/31/06 due 8/1/06 (Cost $19,174)	$ 19,177	19,174
TOTAL INVESTMENT PORTFOLIO - 104.9% (Cost $3,628,680)		3,530,365
NET OTHER ASSETS - (4.9)%		(165,370)
NET ASSETS - 100%		$ 3,364,995
Swap Agreements
	Expiration Date	Notional Amount (000s)	Value (000s)
Interest Rate Swaps
Receive quarterly a floating rate based on 3-month LIBOR and pay semi-annually a fixed rate equal to 5.234% with Lehman Brothers, Inc.	March 2036	$ 18,000	$ 846
Receive semi-annually a fixed rate equal to 5.132% and pay quarterly a floating rate based on 3-month LIBOR with Lehman Brothers, Inc.	March 2009	99,000	654
		$ 117,000	$ 1,500
Legend
(a) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(b) A portion of the security is subject to a forward commitment to sell.
(c) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(d) Security represents right to receive monthly interest payments on an underlying pool of mortgages. Principal shown is the par amount of the mortgage pool.
Income Tax Information
At July 31, 2006, the fund had a capital loss carryforward of approximately $9,594,000 all of which will expire on July 31, 2014.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Ginnie Mae Fund

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amount)	July 31, 2006

Assets
Investment in securities, at value (including repurchase agreements of $19,174) - See accompanying schedule: Unaffiliated issuers (cost $3,628,680)		$ 3,530,365
Commitment to sell securities on a delayed delivery basis	$ (163,282)
Receivable for securities sold on a delayed delivery basis	162,219	(1,063)
Receivable for investments sold, regular delivery		96
Cash		33
Receivable for fund shares sold		1,702
Interest receivable		16,585
Swap agreements, at value		1,500
Other receivables		53
Total assets		3,549,271

Liabilities
Payable for investments purchased on a delayed delivery basis	$ 176,730
Payable for fund shares redeemed	4,707
Distributions payable	1,524
Accrued management fee	895
Other affiliated payables	420
Total liabilities		184,276

Net Assets		$ 3,364,995
Net Assets consist of:
Paid in capital		$ 3,507,776
Distributions in excess of net investment income		(10,001)
Accumulated undistributed net realized gain (loss) on investments		(34,902)
Net unrealized appreciation (depreciation) on investments		(97,878)
Net Assets, for 316,861 shares outstanding		$ 3,364,995
Net Asset Value, offering price and redemption price per share ($3,364,995 ÷ 316,861 shares)		$ 10.62

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Operations

Amounts in thousands	Year ended July 31, 2006

Investment Income
Interest		$ 187,780

Expenses
Management fee	$ 11,930
Transfer agent fees	3,713
Fund wide operations fee	1,048
Independent trustees' compensation	15
Appreciation in deferred trustee compensation account	1
Miscellaneous	8
Total expenses before reductions	16,715
Expense reductions	(54)	16,661
Net investment income		171,119
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(35,304)
Swap agreements	1,178
Total net realized gain (loss)		(34,126)
Change in net unrealized appreciation (depreciation) on: Investment securities	(76,763)
Swap agreements	1,500
Delayed delivery commitments	(1,087)
Total change in net unrealized appreciation (depreciation)		(76,350)
Net gain (loss)		(110,476)
Net increase (decrease) in net assets resulting from operations		$ 60,643

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Ginnie Mae Fund
Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Year ended July 31, 2006	Year ended July 31, 2005
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 171,119	$ 161,629
Net realized gain (loss)	(34,126)	25,145
Change in net unrealized appreciation (depreciation)	(76,350)	(25,474)
Net increase (decrease) in net assets resulting from operations	60,643	161,300
Distributions to shareholders from net investment income	(186,731)	(162,997)
Distributions to shareholders from net realized gain	(7,297)	-
Total distributions	(194,028)	(162,997)
Share transactions Proceeds from sales of shares	426,203	798,447
Reinvestment of distributions	172,335	144,222
Cost of shares redeemed	(1,133,635)	(884,514)
Net increase (decrease) in net assets resulting from share transactions	(535,097)	58,155
Total increase (decrease) in net assets	(668,482)	56,458

Net Assets
Beginning of period	4,033,477	3,977,019
End of period (including distributions in excess of net investment income of $10,001 and undistributed net investment income of $7,375, respectively)	$ 3,364,995	$ 4,033,477
Other Information Shares
Sold	39,460	72,083
Issued in reinvestment of distributions	15,990	13,026
Redeemed	(105,330)	(79,918)
Net increase (decrease)	(49,880)	5,191

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights

Years ended July 31,	2006	2005	2004	2003	2002
Selected Per-Share Data
Net asset value, beginning of period	$ 11.00	$ 11.00	$ 11.05	$ 11.11	$ 10.91
Income from Investment Operations
Net investment income B	.497	.443	.404	.364	.563
Net realized and unrealized gain (loss)	(.315)	.004 C	.027	(.029)	.225
Total from investment operations	.182	.447	.431	.335	.788
Distributions from net investment income	(.542)	(.447)	(.391)	(.395)	(.588)
Distributions from net realized gain	(.020)	-	(.090)	-	-
Total distributions	(.562)	(.447)	(.481)	(.395)	(.588)
Net asset value, end of period	$ 10.62	$ 11.00	$ 11.00	$ 11.05	$ 11.11
Total Return A	1.70%	4.11%	3.96%	3.02%	7.42%
Ratios to Average Net Assets D
Expenses before reductions	.45%	.57%	.60%	.57%	.60%
Expenses net of fee waivers, if any	.45%	.57%	.60%	.57%	.60%
Expenses net of all reductions	.45%	.57%	.60%	.57%	.60%
Net investment income	4.61%	4.00%	3.64%	3.25%	5.15%
Supplemental Data
Net assets, end of period (in millions)	$ 3,365	$ 4,033	$ 3,977	$ 5,606	$ 5,743
Portfolio turnover rate	183%	160%	155%	262%	327%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Calculated based on average shares outstanding during the period.

C The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

D Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Government Income Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended July 31, 2006	Past 1 year	Past 5 years	Past 10 years
Fidelity Government Income Fund	1.56%	4.31%	5.76%

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity Government Income Fund on July 31, 1996. The chart shows how the value of your investment would have changed, and also shows how the Lehman Brothers Government Bond Index performed over the same period.

Annual Report

Fidelity Government Income Fund

Management's Discussion of Fund Performance

Comments from George Fischer, Portfolio Manager of Fidelity® Government Income Fund

The domestic investment-grade bond market struggled during the year ending July 31, 2006, finishing with a 1.46% return as measured by the Lehman Brothers® Aggregate Bond Index. The negative momentum was fueled by rising levels of core inflation and Federal Reserve Board interest rate hikes aimed to keep inflation at bay. In all, the Fed bumped up rates eight times during the period, hoisting the federal funds target rate to 5.25%, its highest level in five years. On the plus side, bonds scored well in the final quarter of the period, advancing 1.46%. Investors turned to high-quality debt in the last three months for a number of reasons: Equity performance stumbled; gross domestic product growth in the second quarter of 2006 gave strong evidence of a slowing economy; and the Fed supported that notion by announcing the possibility of a pause in its rate hike campaign.

The fund returned 1.56% during the past year, while the Lehman Brothers 75% U.S. Government/25% Mortgage-Backed Securities Index gained 1.51%. One of the biggest boosts to the fund's performance relative to the index was my significant overweighting in agency securities and substantial underweighting in Treasury securities. Agencies, helped by their higher yields and more-favorable supply and demand conditions, outpaced Treasuries. An allocation to Treasury Inflation-Protected Securities also helped, as inflation ran at a much higher-than-expected rate during the year. That said, my decision to underweight plain-vanilla 30-year mortgage pass-through securities modestly detracted, as these securities outpaced Treasuries for the year overall. Offsetting that setback to a certain extent was my decision to invest outside the index in hybrid adjustable-rate mortgage securities and collateralized mortgage obligations, both of which posed decent gains. Another strategy that worked in the fund's favor was effective yield-curve positioning, which refers to how I distributed the fund's assets across a range of maturities.

Note to shareholders: On April 20, 2006, the Board of Trustees agreed to present a proposal to shareholders to merge Spartan® Government Income Fund and Fidelity Advisor Government Investment Fund into Fidelity Government Income Fund. Shareholders of Spartan Government Income and Fidelity Advisor Government Investment will meet on September 20, 2006, to vote on the approval of the proposal. If approved, the mergers will occur on or about October 27, 2006.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Fidelity Government Income Fund

Investment Changes

Coupon Distribution as of July 31, 2006
	% of fund's investments	% of fund's investments 6 months ago
Less than 2%	7.1	4.1
2 - 2.99%	6.7	4.6
3 - 3.99%	7.0	26.6
4 - 4.99%	30.5	27.4
5 - 5.99%	24.2	23.1
6 - 6.99%	9.4	8.1
7% and over	3.9	4.5
Coupon distribution shows the range of stated interest rates on the fund's investments, excluding short-term investments.
Average Years to Maturity as of July 31, 2006
6 months ago
Years	5.8	6.8
Average years to maturity is based on the average time remaining until principal payments are expected from each of the fund's bonds, weighted by dollar amount.
Duration as of July 31, 2006
6 months ago
Years	4.6	4.2

Duration shows how much a bond fund's price fluctuates with changes in comparable interest rates. If rates rise 1%, for example, a fund with a five-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example.

Asset Allocation (% of fund's net assets)
As of July 31, 2006*		As of January 31, 2006**
	Mortgage Securities 20.4%		Mortgage Securities 22.4%
	CMOs and Other Mortgage Related Securities 12.5%		CMOs and Other Mortgage Related Securities 9.3%
	U.S. Treasury Obligations 37.1%		U.S. Treasury Obligations 40.6%
	U.S. Government Agency Obligations 28.6%		U.S. Government Agency Obligations 24.7%
	Asset-Backed Securities 0.7%		Asset-Backed Securities 0.6%
	Short-Term Investments and Net Other Assets 0.7%		Short-Term Investments and Net Other Assets 2.4%
* Futures and Swaps	4.6%	** Futures and Swaps	0.0%

Annual Report

Fidelity Government Income Fund

Investments July 31, 2006

Showing Percentage of Net Assets

U.S. Government and Government Agency Obligations - 65.7%
	Principal Amount (000s)	Value (Note 1) (000s)
U.S. Government Agency Obligations - 28.6%
Fannie Mae:
3.25% 2/15/09	$ 120,030	$ 114,451
4% 9/2/08	10,120	9,852
4.5% 10/15/08	107,340	105,760
4.625% 1/15/08	82,408	81,607
4.625% 10/15/13	2,800	2,683
4.75% 12/15/10	286,876	281,060
4.875% 4/15/09	77,610	76,933
5.125% 4/15/11	210,000	208,670
5.125% 1/2/14	19,730	19,228
6.25% 2/1/11	19,445	20,070
6.375% 6/15/09	39,220	40,416
Federal Home Loan Bank:
4.5% 10/14/08	37,865	37,285
5.375% 8/19/11	33,970	34,150
5.8% 9/2/08	7,750	7,815
Freddie Mac:
4% 8/17/07	5,305	5,231
4.25% 7/15/09	57,056	55,570
4.875% 11/15/13	14,070	13,673
5.125% 4/18/08	60,000	59,839
5.25% 7/18/11	26,000	25,963
5.75% 1/15/12	1,223	1,249
5.75% 6/27/16	17,500	17,699
5.875% 3/21/11	34,550	35,133
Israeli State (guaranteed by U.S. Government through Agency for International Development):
5.5% 9/18/23	100,500	100,714
6.6% 2/15/08	18,725	18,861
6.8% 2/15/12	18,000	18,973
Overseas Private Investment Corp. U.S. Government guaranteed participation certificates:
6.77% 11/15/13	4,788	4,923
6.99% 5/21/16	16,071	17,122
Private Export Funding Corp.:
secured:
5.66% 9/15/11 (c)	11,160	11,316
5.685% 5/15/12	16,815	17,113
6.49% 7/15/07	5,000	5,045
6.67% 9/15/09	2,120	2,210
7.17% 5/15/07	8,500	8,611
4.974% 8/15/13	16,940	16,637
Small Business Administration guaranteed development participation certificates:
Series 2002-20J Class 1, 4.75% 10/1/22	7,491	7,175
Series 2002-20K Class 1, 5.08% 11/1/22	4,012	3,915
U.S. Government and Government Agency Obligations - continued
	Principal Amount (000s)	Value (Note 1) (000s)
U.S. Government Agency Obligations - continued
Small Business Administration guaranteed development participation certificates: - continued
Series 2003 P10B, 5.136% 8/10/13	$ 11,386	$ 11,139
Series 2004-20H Class 1, 5.17% 8/1/24	3,595	3,509
Tennessee Valley Authority 5.375% 4/1/56	4,768	4,596
U.S. Department of Housing and Urban Development Government guaranteed participation certificates Series 1999-A:
5.75% 8/1/06	9,300	9,300
5.96% 8/1/09	9,930	9,981
U.S. Trade Trust Certificates (assets of Trust guaranteed by U.S. Government through Export-Import Bank) 8.17% 1/15/07	311	315
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		1,525,792
U.S. Treasury Inflation Protected Obligations - 12.8%
U.S. Treasury Inflation-Indexed Notes:
0.875% 4/15/10	215,885	204,400
1.875% 7/15/13	82,679	79,940
2% 7/15/14	42,965	41,709
2.375% 4/15/11	354,981	355,065
TOTAL U.S. TREASURY INFLATION PROTECTED OBLIGATIONS		681,114
U.S. Treasury Obligations - 24.3%
U.S. Treasury Bonds:
6.125% 8/15/29	171,035	193,256
8% 11/15/21	142,000	184,112
U.S. Treasury Notes:
3.125% 9/15/08	19,000	18,306
3.75% 5/15/08	247,079	241,867
4.25% 8/15/13 (b)	11,275	10,819
4.25% 11/15/14 (b)	308,500	293,665
4.25% 8/15/15	32,500	30,799
4.5% 11/15/15 (b)	260,000	250,778
4.75% 5/15/14 (b)	75,381	74,380
TOTAL U.S. TREASURY OBLIGATIONS		1,297,982
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $3,553,039)		3,504,888
U.S. Government Agency - Mortgage Securities - 20.4%
	Principal Amount (000s)	Value (Note 1) (000s)
Fannie Mae - 17.2%
3.732% 1/1/35 (e)	$ 939	$ 919
3.735% 10/1/33 (e)	810	790
3.746% 12/1/34 (e)	699	683
3.75% 1/1/34 (e)	721	701
3.757% 10/1/33 (e)	654	638
3.77% 12/1/34 (e)	144	141
3.791% 6/1/34 (e)	2,928	2,840
3.81% 6/1/33 (e)	488	479
3.837% 4/1/33 (e)	2,214	2,174
3.84% 1/1/35 (e)	1,776	1,739
3.843% 1/1/35 (e)	558	546
3.851% 10/1/33 (e)	18,910	18,519
3.866% 1/1/35 (e)	1,071	1,052
3.879% 6/1/33 (e)	2,458	2,414
3.897% 10/1/34 (e)	686	676
3.923% 5/1/34 (e)	208	209
3.926% 12/1/34 (e)	563	554
3.94% 11/1/34 (e)	1,177	1,163
3.951% 1/1/35 (e)	725	714
3.952% 12/1/34 (e)	562	555
3.952% 12/1/34 (e)	3,931	3,875
3.957% 5/1/33 (e)	217	213
3.987% 12/1/34 (e)	707	695
3.997% 12/1/34 (e)	380	374
3.997% 1/1/35 (e)	476	469
4% 1/1/18 to 6/1/20	16,145	15,086
4.004% 2/1/35 (e)	539	532
4.015% 12/1/34 (e)	1,040	1,027
4.022% 1/1/35 (e)	1,080	1,065
4.037% 1/1/35 (e)	445	439
4.037% 1/1/35 (e)	283	279
4.039% 2/1/35 (e)	497	490
4.049% 10/1/18 (e)	560	549
4.065% 1/1/35 (e)	1,000	986
4.077% 2/1/35 (e)	968	955
4.082% 4/1/33 (e)	210	207
4.084% 2/1/35 (e)	370	364
4.089% 2/1/35 (e)	371	366
4.092% 11/1/34 (e)	844	835
4.1% 2/1/35 (e)	1,831	1,808
4.106% 1/1/35 (e)	1,102	1,087
4.114% 1/1/35 (e)	1,071	1,057
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Fannie Mae - continued
4.116% 2/1/35 (e)	$ 1,227	$ 1,211
4.129% 1/1/35 (e)	1,870	1,846
4.144% 1/1/35 (e)	1,639	1,622
4.149% 2/1/35 (e)	994	982
4.161% 1/1/35 (e)	1,919	1,907
4.172% 1/1/35 (e)	1,333	1,296
4.177% 1/1/35 (e)	951	939
4.179% 10/1/34 (e)	1,620	1,607
4.179% 11/1/34 (e)	240	236
4.202% 1/1/35 (e)	575	569
4.249% 1/1/34 (e)	1,904	1,869
4.25% 2/1/35 (e)	677	659
4.25% 2/1/35 (e)	361	357
4.274% 8/1/33 (e)	1,262	1,246
4.275% 3/1/35 (e)	621	613
4.283% 7/1/34 (e)	476	475
4.289% 12/1/34 (e)	357	352
4.292% 3/1/33 (e)	320	311
4.3% 10/1/34 (e)	166	164
4.306% 5/1/35 (e)	862	852
4.307% 3/1/33 (e)	863	853
4.307% 10/1/33 (e)	308	304
4.314% 3/1/33 (e)	331	322
4.323% 6/1/33 (e)	384	380
4.333% 9/1/34 (e)	951	948
4.348% 9/1/34 (e)	2,241	2,237
4.355% 1/1/35 (e)	690	672
4.362% 2/1/34 (e)	1,445	1,421
4.366% 4/1/35 (e)	421	416
4.392% 11/1/34 (e)	7,824	7,776
4.396% 10/1/34 (e)	3,874	3,794
4.396% 2/1/35 (e)	1,021	994
4.396% 5/1/35 (e)	1,945	1,924
4.429% 10/1/34 (e)	2,971	2,955
4.431% 1/1/35 (e)	794	786
4.44% 3/1/35 (e)	921	897
4.459% 8/1/34 (e)	1,963	1,931
4.473% 5/1/35 (e)	660	653
4.486% 1/1/35 (e)	935	927
4.498% 8/1/34 (e)	1,233	1,236
4.5% 7/1/18 to 5/1/21	75,158	71,815
4.513% 10/1/35 (e)	364	359
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Fannie Mae - continued
4.525% 2/1/35 (e)	$ 11,659	$ 11,498
4.529% 7/1/34 (e)	916	911
4.536% 2/1/35 (e)	4,069	4,034
4.545% 2/1/35 (e)	634	629
4.545% 7/1/35 (e)	2,418	2,391
4.547% 2/1/35 (e)	433	430
4.553% 1/1/35 (e)	1,432	1,420
4.555% 9/1/34 (e)	2,589	2,586
4.573% 9/1/34 (e)	19,299	18,970
4.575% 7/1/35 (e)	2,917	2,886
4.586% 2/1/35 (e)	3,151	3,083
4.593% 8/1/34 (e)	867	864
4.61% 7/1/34 (e)	27,362	27,188
4.643% 1/1/33 (e)	457	454
4.658% 3/1/35 (e)	342	339
4.684% 9/1/34 (e)	267	269
4.708% 10/1/32 (e)	144	143
4.726% 7/1/34 (e)	1,849	1,824
4.73% 2/1/33 (e)	129	128
4.732% 10/1/32 (e)	196	198
4.733% 10/1/34 (e)	2,754	2,716
4.746% 1/1/35 (e)	120	119
4.791% 12/1/34 (e)	689	677
4.797% 12/1/32 (e)	876	873
4.811% 8/1/34 (e)	736	733
4.811% 6/1/35 (e)	3,374	3,350
4.815% 5/1/33 (e)	42	42
4.817% 2/1/33 (e)	1,082	1,076
4.82% 11/1/34 (e)	2,210	2,176
4.861% 10/1/35 (e)	1,939	1,911
4.876% 10/1/34 (e)	8,579	8,478
4.882% 7/1/34 (e)	10,157	10,056
4.988% 11/1/32 (e)	538	539
4.989% 12/1/32 (e)	73	73
5% 12/1/15 to 8/1/35	165,206	157,775
5.016% 2/1/35 (e)	287	286
5.023% 7/1/34 (e)	389	386
5.063% 11/1/34 (e)	178	179
5.082% 9/1/34 (e)	6,823	6,775
5.094% 9/1/34 (e)	708	703
5.097% 5/1/35 (e)	4,325	4,313
5.184% 8/1/33 (e)	1,012	1,009
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Fannie Mae - continued
5.202% 6/1/35 (e)	$ 2,998	$ 2,994
5.24% 3/1/35 (e)	426	423
5.294% 7/1/35 (e)	413	413
5.349% 12/1/34 (e)	1,172	1,170
5.5% 4/1/09 to 12/1/35	351,990	344,196
5.506% 2/1/36 (e)	13,363	13,331
5.636% 1/1/36 (e)	3,727	3,727
5.927% 1/1/36 (e)	2,763	2,770
6% 9/1/17 to 10/1/32	34,316	34,405
6.5% 3/1/13 to 3/1/35	26,261	26,657
7% 7/1/13 to 5/1/30	3,250	3,349
7.5% 8/1/10 to 10/1/15	187	191
8% 1/1/22	47	48
8.5% 1/1/15 to 4/1/16	636	660
9% 5/1/14	616	614
9.5% 11/15/09 to 10/1/20	1,023	1,105
10% 8/1/10	11	12
11.5% 6/15/19 to 1/15/21	1,747	1,952
		915,484
Freddie Mac - 2.2%
4.042% 12/1/34 (e)	699	687
4.086% 12/1/34 (e)	1,004	988
4.133% 1/1/35 (e)	877	863
4.26% 3/1/35 (e)	872	859
4.288% 5/1/35 (e)	1,560	1,538
4.3% 12/1/34 (e)	1,005	975
4.33% 2/1/35 (e)	1,797	1,771
4.331% 1/1/35 (e)	2,112	2,084
4.441% 2/1/34 (e)	886	870
4.445% 3/1/35 (e)	933	907
4.457% 6/1/35 (e)	1,302	1,283
4.461% 3/1/35 (e)	1,034	1,005
4.5% 4/1/19	5,554	5,298
4.545% 2/1/35 (e)	1,481	1,443
4.704% 9/1/35 (e)	32,709	32,305
4.783% 10/1/32 (e)	130	131
4.86% 3/1/33 (e)	390	387
5% 1/1/09 to 9/1/35	8,868	8,406
5.004% 4/1/35 (e)	4,765	4,733
5.133% 4/1/35 (e)	4,928	4,863
5.321% 6/1/35 (e)	3,440	3,411
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Freddie Mac - continued
5.5% 11/1/20	$ 26,558	$ 26,263
5.512% 8/1/33 (e)	377	377
5.566% 1/1/36 (e)	6,527	6,496
5.639% 4/1/32 (e)	177	180
6% 5/1/33	8,320	8,314
7% 4/1/11	5	5
7.5% 5/1/11 to 5/1/16	1,981	2,040
8% 1/1/10 to 6/1/11	20	20
8.5% 8/1/08 to 12/1/25	101	105
9% 8/1/09 to 12/1/10	67	69
9.75% 8/1/14	167	177
		118,853
Government National Mortgage Association - 1.0%
4.25% 7/20/34 (e)	1,387	1,368
6% 7/15/08 to 12/15/10	3,195	3,236
6.5% 5/15/28 to 11/15/32	1,010	1,032
6.5% 8/1/36 (d)	44,335	45,145
7% 10/15/26 to 8/15/32	50	52
7.5% 3/15/28 to 8/15/28	148	155
8% 11/15/06 to 12/15/23	1,057	1,110
8.5% 10/15/08 to 1/15/25	29	30
9.5% 2/15/25	1	1
		52,129
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $1,111,038)		1,086,466
Asset-Backed Securities - 0.7%

Fannie Mae Grantor Trust Series 2005-T4 Class A1C, 5.535% 9/25/35 (e) (Cost $37,030)	37,030	37,115
Collateralized Mortgage Obligations - 12.5%

U.S. Government Agency - 12.5%
Fannie Mae:
planned amortization class:
Series 1993-109 Class NZ, 6% 7/25/08	2,578	2,575
Series 1993-207 Class H, 6.5% 11/25/23	18,360	18,942
Series 1994-23 Class PG, 6% 4/25/23	9,122	9,140
Series 1994-27 Class PJ, 6.5% 6/25/23	1,346	1,347
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (Note 1) (000s)
U.S. Government Agency - continued
Fannie Mae: - continued
planned amortization class:
Series 1994-50 Class PJ, 6.5% 8/25/23	$ 12,594	$ 12,671
Series 1996-28 Class PK, 6.5% 7/25/25	3,430	3,530
Series 2003-24 CLass PB, 4.5% 12/25/12	11,841	11,725
Series 2003-28 Class KG, 5.5% 4/25/23	4,225	4,068
Series 2006-45 Class OP, 6/25/36 (f)	5,705	4,247
Series 2006-62 Class KP, 4/25/36 (f)	11,095	7,727
sequential pay Series 1997-41 Class J, 7.5% 6/18/27	3,785	3,971
Fannie Mae Grantor Trust:
floater Series 2005-93:
Class MF, 5.635% 8/25/34 (e)	30,578	30,466
Class NF, 5.635% 8/25/34 (e)	19,227	19,158
planned amortization class Series 2005-84 Class MB, 5.75% 10/25/35	15,536	15,552
Fannie Mae guaranteed REMIC pass thru certificates:
floater:
Series 2003-122 Class FL, 5.735% 7/25/29 (e)	2,916	2,932
Series 2003-131 Class FM, 5.785% 12/25/29 (e)	2,133	2,140
Series 2004-33 Class FW, 5.785% 8/25/25 (e)	5,021	5,038
planned amortization class:
Series 2002-25 Class PD, 6.5% 3/25/31	13,332	13,430
Series 2003-91 Class HA, 4.5% 11/25/16	8,590	8,379
Series 2005-102 Class CO, 11/25/35 (f)	7,326	5,337
Series 2006-12 Class BO, 10/25/35 (f)	25,902	19,049
Series 2006-37 Class OW, 5/25/36 (f)	5,582	4,011
sequential pay:
Series 2002-79 Class Z, 5.5% 11/25/22	21,194	20,386
Series 2004-3 Class BA, 4% 7/25/17	670	640
Series 2004-86 Class KC, 4.5% 5/25/19	2,921	2,800
Series 2004-91 Class AH, 4.5% 5/25/29	5,778	5,582
Series 2005-41 Class WY, 5.5% 5/25/25	15,330	14,643
Series 2002-50 Class LE, 7% 12/25/29	331	332
Freddie Mac:
floater:
Series 2344 Class FP, 6.3188% 8/15/31 (e)	3,777	3,860
Series 3028 Class FM, 5.6188% 9/15/35 (e)	18,682	18,646
planned amortization class:
Series 1413 Class J, 4% 11/15/07	899	892
Series 3140 Class XO, 3/15/36 (f)	7,606	5,503
Series 3145 Class GO, 4/15/36 (f)	9,671	6,797
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (Note 1) (000s)
U.S. Government Agency - continued
Freddie Mac: - continued
planned amortization class:
Series 3149 Class OD, 5/15/36 (f)	$ 27,511	$ 18,866
Series 3151 Class PO, 5/15/36 (f)	10,288	7,129
sequential pay:
Series 2114 Class ZM, 6% 1/15/29	2,333	2,344
Series 2516 Class AH, 5% 1/15/16	2,853	2,826
Freddie Mac Manufactured Housing participation certificates guaranteed:
planned amortization class Series 1681 Class PJ, 7% 12/15/23	8,559	8,736
Series 1560 Class PN, 7% 12/15/12	12,131	12,252
Freddie Mac Multi-class participation certificates guaranteed:
floater:
Series 2406:
Class FP, 6.3488% 1/15/32 (e)	6,501	6,677
Class PF, 6.3488% 12/15/31 (e)	6,340	6,525
Series 2410 Class PF, 6.3488% 2/15/32 (e)	13,089	13,488
Series 2412 Class GF, 6.3188% 2/15/32 (e)	3,163	3,256
Series 2861 Class GF, 5.6688% 1/15/21 (e)	2,921	2,922
Series 2994 Class FB, 5.5188% 6/15/20 (e)	4,067	4,057
planned amortization class:
Series 1614 Class L, 6.5% 7/15/23	7,663	7,783
Series 1727 Class H, 6.5% 8/15/23	1,980	1,981
Series 2006-15 Class OP, 3/25/36 (f)	6,631	4,643
Series 2628 Class OE, 4.5% 6/15/18	9,400	8,799
Series 2690:
Class PD, 5% 2/15/27	12,900	12,679
Class TB, 4.5% 12/15/17	2,729	2,718
Series 2755 Class LC, 4% 6/15/27	9,685	9,225
Series 2760 Class EC, 4.5% 4/15/17	8,098	7,677
Series 2763 Class PD, 4.5% 12/15/17	10,335	9,808
Series 2770 Class UD, 4.5% 5/15/17	15,620	14,867
Series 2780 Class OC, 4.5% 3/15/17	4,980	4,814
Series 2802 Class OB, 6% 5/15/34	7,795	7,788
Series 2828 Class JA, 4.5% 1/15/10	4,544	4,519
Series 2831 Class PB, 5% 7/15/19	5,035	4,831
Series 2885 Class PC, 4.5% 3/15/18	6,710	6,461
Series 2937 Class KC, 4.5% 2/15/20	19,686	18,167
Series 2966 Class XC, 5.5% 1/15/31	25,111	24,760
Series 3077 Class TO, 4/15/35 (f)	14,598	10,266
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (Note 1) (000s)
U.S. Government Agency - continued
Freddie Mac Multi-class participation certificates guaranteed: - continued
planned amortization class:
Series 3100 Class PO, 1/15/36 (f)	$ 6,323	$ 4,642
Series 3102 Class OH, 1/15/36 (f)	6,550	4,758
Series 3110 Class OP, 9/15/35 (f)	13,656	9,765
Series 3121 Class KO, 3/15/36 (f)	5,840	4,267
Series 3122 Class OP, 3/15/36 (f)	11,385	8,192
Series 3123 Class LO, 3/15/36 (f)	10,635	7,407
sequential pay:
Series 2608 Class FJ, 5.7688% 3/15/17 (e)	9,904	9,969
Series 2638 Class FA, 5.7688% 11/15/16 (e)	9,230	9,266
Series 2644 Class EF, 5.7188% 2/15/18 (e)	10,466	10,521
Series 2809 Class UA, 4% 12/15/14	3,879	3,788
Series 2866 Class N, 4.5% 12/15/18	5,873	5,713
Series 2998 Class LY, 5.5% 7/15/25	1,720	1,647
Series 3007 Class EW, 5.5% 7/15/25	6,620	6,296
Series 2769 Class BU, 5% 3/15/34	4,912	4,386
Series 3119 Class PO, 2/15/36 (f)	16,427	11,437
target amortization class Series 2156 Class TC, 6.25% 5/15/29	6,881	6,950
Ginnie Mae guaranteed REMIC pass thru securities planned amortization class:
Series 1997-8 Class PE, 7.5% 5/16/27	5,975	6,163
Series 2005-58 Class NJ, 4.5% 8/20/35	16,000	15,485
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $677,209)		667,032
Cash Equivalents - 12.3%
	Maturity Amount (000s)	Value (Note 1) (000s)
Investments in repurchase agreements (Collateralized by U.S. Government Obligations), in a joint trading account dated 7/31/06 due 8/1/06:
at 5.3%(g)	$ 40,166	$ 40,160
at 5.3% (a)(g)	616,773	616,682
TOTAL CASH EQUIVALENTS (Cost $656,842)		656,842
TOTAL INVESTMENT PORTFOLIO - 111.6% (Cost $6,035,158)		5,952,343
NET OTHER ASSETS - (11.6)%		(620,968)
NET ASSETS - 100%		$ 5,331,375
Swap Agreements
	Expiration Date	Notional Amount (000s)	Value (000s)
Interest Rate Swaps
Receive quarterly a floating rate based on 3-month LIBOR and pay semi-annually a fixed rate equal to 5.234% with Lehman Brothers, Inc.	March 2036	$ 55,000	$ 2,584
Receive semi-annually a fixed rate equal to 5.132% and pay quarterly a floating rate based on 3-month LIBOR with Lehman Brothers, Inc.	March 2009	300,000	1,983
		$ 355,000	$ 4,567
Legend
(a) Includes investment made with cash collateral received from securities on loan.
(b) Security or a portion of the security is on loan at period end.

(c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $11,316,000 or 0.2% of net assets.

(d) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(e) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(f) Principal Only Strips represent the right to receive the monthly principal payments on an underlying pool of mortgage loans.
(g) Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement/ Counterparty	Value (000s)
$40,160,000 due 8/1/06 at 5.3%
Banc of America, National Association	$ 1,900
Bank of America Securities LLC.	14,103
Barclays Capital Inc.	10,785
BNP Paribas Securities Corp.	2,715
Citigroup Global Markets Inc..	204
Countrywide Securities Corporation	950
Credit Suisse First Boston LLC	2,036
Goldman Sachs & Co.	679
UBS Securities LLC	6,788
$ 40,160

$616,682,000 due 8/1/06 at 5.3%
Banc of America Securities LLC.	$ 616,682
Income Tax Information
At July 31, 2006, the fund had a capital loss carryforward of approximately $10,715,000 all of which will expire on July 31, 2014.
The fund intends to elect to defer to its fiscal year ending July 31, 2007 approximately $55,923,000 of losses recognized during the period November 1, 2005 to July 31, 2006.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Government Income Fund

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amount)	July 31, 2006

Assets
Investment in securities, at value (including securities loaned of $604,591 and repurchase agreements of $656,842) - See accompanying schedule: Unaffiliated issuers (cost $6,035,158)		$ 5,952,343
Commitment to sell securities on a delayed delivery basis	$ (43,116)
Receivable for securities sold on a delayed delivery basis	43,054	(62)
Receivable for investments sold, regular delivery		1,488
Cash		1
Receivable for fund shares sold		1,451
Interest receivable		44,717
Swap agreements, at value		4,567
Total assets		6,004,505

Liabilities
Payable for investments purchased Regular delivery	$ 33
Delayed delivery	45,319
Payable for fund shares redeemed	8,715
Distributions payable	297
Accrued management fee	1,441
Other affiliated payables	586
Other payables and accrued expenses	57
Collateral on securities loaned, at value	616,682
Total liabilities		673,130

Net Assets		$ 5,331,375
Net Assets consist of:
Paid in capital		$ 5,460,389
Undistributed net investment income		11,750
Accumulated undistributed net realized gain (loss) on investments		(62,454)
Net unrealized appreciation (depreciation) on investments		(78,310)
Net Assets, for 535,907 shares outstanding		$ 5,331,375
Net Asset Value, offering price and redemption price per share ($5,331,375 ÷ 535,907 shares)		$ 9.95

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Government Income Fund
Financial Statements - continued

Statement of Operations

Amounts in thousands	Year ended July 31, 2006

Investment Income
Interest		$ 260,311

Expenses
Management fee	$ 17,751
Transfer agent fees	5,525
Fund wide operations fee	1,566
Independent trustees' compensation	22
Miscellaneous	11
Total expenses before reductions	24,875
Expense reductions	(389)	24,486
Net investment income		235,825
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(60,092)
Swap agreements	(3,030)
Total net realized gain (loss)		(63,122)
Change in net unrealized appreciation (depreciation) on: Investment securities	(98,041)
Swap agreements	4,567
Delayed delivery commitments	(62)
Total change in net unrealized appreciation (depreciation)		(93,536)
Net gain (loss)		(156,658)
Net increase (decrease) in net assets resulting from operations		$ 79,167

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

Amounts in thousands	Year ended July 31, 2006	Year ended July 31, 2005
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 235,825	$ 148,489
Net realized gain (loss)	(63,122)	6,387
Change in net unrealized appreciation (depreciation)	(93,536)	31,902
Net increase (decrease) in net assets resulting from operations	79,167	186,778
Distributions to shareholders from net investment income	(223,332)	(144,880)
Distributions to shareholders from net realized gain	-	(15,082)
Total distributions	(223,332)	(159,962)
Share transactions Proceeds from sales of shares	1,289,378	1,285,690
Reinvestment of distributions	219,740	156,778
Cost of shares redeemed	(1,160,953)	(510,049)
Net increase (decrease) in net assets resulting from share transactions	348,165	932,419
Total increase (decrease) in net assets	204,000	959,235

Net Assets
Beginning of period	5,127,375	4,168,140
End of period (including undistributed net investment income of $11,750 and undistributed net investment income of $8,741, respectively)	$ 5,331,375	$ 5,127,375
Other Information Shares
Sold	127,904	125,500
Issued in reinvestment of distributions	21,894	15,297
Redeemed	(116,476)	(49,765)
Net increase (decrease)	33,322	91,032

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights

Years ended July 31,	2006	2005	2004	2003	2002
Selected Per-Share Data
Net asset value, beginning of period	$ 10.20	$ 10.13	$ 10.16	$ 10.30	$ 9.98
Income from Investment Operations
Net investment income B	.429	.329	.307	.374	.452
Net realized and unrealized gain (loss)	(.274)	.097	.124	(.014)	.335
Total from investment operations	.155	.426	.431	.360	.787
Distributions from net investment income	(.405)	(.321)	(.301)	(.370)	(.467)
Distributions from net realized gain	-	(.035)	(.160)	(.130)	-
Total distributions	(.405)	(.356)	(.461)	(.500)	(.467)
Net asset value, end of period	$ 9.95	$ 10.20	$ 10.13	$ 10.16	$ 10.30
Total Return A	1.56%	4.24%	4.30%	3.45%	8.08%
Ratios to Average Net Assets C
Expenses before reductions	.45%	.58%	.63%	.65%	.69%
Expenses net of fee waivers, if any	.45%	.58%	.63%	.65%	.69%
Expenses net of all reductions	.44%	.58%	.63%	.65%	.68%
Net investment income	4.27%	3.21%	3.01%	3.56%	4.50%
Supplemental Data
Net assets, end of period (in millions)	$ 5,331	$ 5,127	$ 4,168	$ 3,622	$ 2,920
Portfolio turnover rate	108%	114%	224%	253%	284%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Calculated based on average shares outstanding during the period.

C Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Intermediate Government Income Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended July 31, 2006	Past 1 year	Past 5 years	Past 10 years
Fidelity Intermediate Govt Income Fund	1.97%	3.89%	5.44%

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity Intermediate Government Income Fund on July 31, 1996. The chart shows how the value of your investment would have changed, and also shows how the Lehman Brothers Intermediate Government Bond Index performed over the same period.

Annual Report

Fidelity Intermediate Government Income Fund

Management's Discussion of Fund Performance

Comments from George Fischer, Portfolio Manager of Fidelity® Intermediate Government Income Fund

The domestic investment-grade bond market struggled during the 12-month period ending July 31, 2006, finishing with a modest 1.46% return as measured by the Lehman Brothers® Aggregate Bond Index. Bonds were negative in the first and third quarters of the period, and positive in the second and fourth quarters. The negative momentum was typically a result of rising levels of core inflation, Federal Reserve Board interest rate hikes aimed to keep inflation at bay, and a yield curve that was sometimes inverted, meaning short-term yields exceeded long-term yields-a phenomenon that's often a precursor of a recession. In all, the Fed bumped up rates eight times during the period, hoisting the federal funds target rate from 3.25% to 5.25%, its highest level in five years. On the plus side, bonds scored well in the final quarter of the period, advancing 1.46%, which was identical to the debt market's return for the entire one-year period. Investors turned to high-quality debt in the last three months of the period for a number of reasons: Equity performance stumbled; GDP (gross domestic product) growth in the second quarter of 2006 gave strong evidence of a slowing economy; and the Fed supported that notion by announcing there was a good possibility of a pause in its rate hike campaign.

During the past year, Fidelity Intermediate Government Income Fund rose 1.97%, while the Lehman Brothers Intermediate Government Bond Index gained 1.99%. One of the biggest boosts to the fund's performance relative to the index was my out-of-index exposure to mortgage pass-through securities. These bonds outpaced comparable-duration Treasuries because of their higher yields, reduced interest rate sensitivity relative to Treasuries and strong investor demand. My decision to invest outside the index in collateralized mortgage obligations also proved beneficial because they were among the mortgage sector's better performers. An out-of-index allocation to Treasury Inflation-Protected Securities also proved advantageous amid mounting inflation pressures and growing concerns about the future level of inflation. While my yield-curve positioning - which refers to how I invested in bonds of various maturities - worked against the fund in recent months, it was a net positive for the period overall. Elsewhere, the key disappointment was my decision not to own even more mortgage securities, given how well they performed during the past year.

Note to shareholders: Effective October 1, 2006, Brett Kozlowski will become Portfolio Manager of the fund.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Fidelity Intermediate Government Income Fund

Investment Changes

Coupon Distribution as of July 31, 2006
	% of fund's investments	% of fund's investments 6 months ago
Less than 2%	3.1	8.6
2 - 2.99%	9.6	2.6
3 - 3.99%	12.8	27.2
4 - 4.99%	37.0	27.0
5 - 5.99%	21.5	18.7
6 - 6.99%	8.8	14.0
7% and over	1.4	1.9
Coupon distribution shows the range of stated interest rates on the fund's investments, excluding short-term investments.
Average Years to Maturity as of July 31, 2006
6 months ago
Years	4.3	4.6
Average years to maturity is based on the average time remaining until principal payments are expected from each of the fund's bonds, weighted by dollar amount.
Duration as of July 31, 2006
6 months ago
Years	3.2	3.2

Duration shows how much a bond fund's price fluctuates with changes in comparable interest rates. If rates rise 1%, for example, a fund with a five-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example.

Asset Allocation (% of fund's net assets)
As of July 31, 2006	As of January 31, 2006
Mortgage Securities 11.5%	Mortgage Securities 16.3%
CMOs and Other Mortgage Related Securities 11.8%	CMOs and Other Mortgage Related Securities 13.6%
U.S. Treasury Obligations 43.4%	U.S. Treasury Obligations 36.6%
U.S. Government Agency Obligations 29.8%	U.S. Government Agency Obligations 31.9%
Asset-Backed Securities 0.8%	Asset-Backed Securities 0.8%
Short-Term Investments and Net Other Assets 2.7%	Short-Term Investments and Net Other Assets 0.8%

Annual Report

Fidelity Intermediate Government Income Fund

Investments July 31, 2006

Showing Percentage of Net Assets

U.S. Government and Government Agency Obligations - 73.2%
	Principal Amount (000s)	Value (Note 1) (000s)
U.S. Government Agency Obligations - 29.8%
Fannie Mae:
3.25% 1/15/08	$ 370	$ 359
3.25% 2/15/09	745	710
4.5% 10/15/08	5,240	5,163
4.625% 10/15/13	570	546
4.75% 12/15/10	58,500	57,314
4.875% 4/15/09	5,500	5,452
5.125% 1/2/14	6,000	5,847
6.25% 2/1/11	1,285	1,326
6.375% 6/15/09	11,870	12,232
Federal Home Loan Bank:
4.5% 10/14/08	1,850	1,822
5.375% 8/19/11	16,960	17,050
5.8% 9/2/08	9,595	9,676
Freddie Mac:
4.25% 7/15/09	7,160	6,973
5.125% 4/18/08	10,000	9,973
5.25% 7/18/11	42,808	42,746
5.75% 1/15/12	986	1,007
5.875% 3/21/11	1,075	1,093
Israeli State (guaranteed by U.S. Government through Agency for International Development):
6.6% 2/15/08	11,005	11,085
6.8% 2/15/12	7,500	7,906
Private Export Funding Corp.:
secured:
5.66% 9/15/11 (c)	9,000	9,125
5.685% 5/15/12	3,915	3,984
4.974% 8/15/13	3,435	3,373
Small Business Administration guaranteed development participation certificates Series 2004-20H Class 1, 5.17% 8/1/24	833	813
U.S. Department of Housing and Urban Development Government guaranteed participation certificates Series 1999-A, 6.06% 8/1/10	10,000	10,086
U.S. Trade Trust Certificates (assets of Trust guaranteed by U.S. Government through Export-Import Bank) 8.17% 1/15/07	322	325
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		225,986
U.S. Treasury Inflation Protected Obligations - 13.1%
U.S. Treasury Inflation-Indexed Notes:
0.875% 4/15/10	25,650	24,285
U.S. Government and Government Agency Obligations - continued
	Principal Amount (000s)	Value (Note 1) (000s)
U.S. Treasury Inflation Protected Obligations - continued
U.S. Treasury Inflation-Indexed Notes: - continued
2% 1/15/14	$ 21,915	$ 21,309
2.375% 4/15/11	54,063	54,075
TOTAL U.S. TREASURY INFLATION PROTECTED OBLIGATIONS		99,669
U.S. Treasury Obligations - 30.3%
U.S. Treasury Notes:
3.375% 9/15/09	68,842	65,780
3.75% 5/15/08	24,942	24,416
4.25% 11/15/14 (b)	29,000	27,606
4.25% 8/15/15	8,000	7,581
4.375% 12/15/10	49,060	48,039
4.75% 3/31/11	38,000	37,736
4.75% 5/15/14	19,058	18,805
TOTAL U.S. TREASURY OBLIGATIONS		229,963
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $563,122)		555,618
U.S. Government Agency - Mortgage Securities - 11.5%

Fannie Mae - 9.0%
3.732% 1/1/35 (e)	197	192
3.746% 12/1/34 (e)	127	124
3.757% 10/1/33 (e)	109	106
3.77% 12/1/34 (e)	26	26
3.791% 6/1/34 (e)	544	528
3.81% 6/1/33 (e)	103	101
3.84% 1/1/35 (e)	363	355
3.843% 1/1/35 (e)	124	121
3.851% 10/1/33 (e)	2,671	2,616
3.866% 1/1/35 (e)	222	218
3.879% 6/1/33 (e)	523	513
3.897% 10/1/34 (e)	143	141
3.923% 5/1/34 (e)	32	32
3.926% 12/1/34 (e)	127	125
3.94% 11/1/34 (e)	251	248
3.951% 1/1/35 (e)	158	155
3.952% 12/1/34 (e)	112	111
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Fannie Mae - continued
3.952% 12/1/34 (e)	$ 793	$ 781
3.957% 5/1/33 (e)	38	38
3.987% 12/1/34 (e)	147	145
3.997% 12/1/34 (e)	83	81
3.997% 1/1/35 (e)	98	97
4% 9/1/18	1,927	1,802
4.004% 2/1/35 (e)	108	106
4.015% 12/1/34 (e)	225	223
4.022% 1/1/35 (e)	223	220
4.037% 1/1/35 (e)	89	88
4.037% 1/1/35 (e)	57	56
4.039% 2/1/35 (e)	99	98
4.049% 10/1/18 (e)	104	102
4.065% 1/1/35 (e)	215	212
4.077% 2/1/35 (e)	200	198
4.082% 4/1/33 (e)	43	43
4.084% 2/1/35 (e)	70	69
4.089% 2/1/35 (e)	65	64
4.092% 11/1/34 (e)	169	167
4.1% 2/1/35 (e)	369	365
4.106% 1/1/35 (e)	222	219
4.114% 1/1/35 (e)	227	224
4.116% 2/1/35 (e)	252	249
4.129% 1/1/35 (e)	381	377
4.144% 1/1/35 (e)	332	328
4.149% 2/1/35 (e)	179	177
4.161% 1/1/35 (e)	393	390
4.172% 1/1/35 (e)	251	244
4.177% 1/1/35 (e)	190	188
4.179% 10/1/34 (e)	321	318
4.179% 11/1/34 (e)	54	54
4.202% 1/1/35 (e)	115	114
4.249% 1/1/34 (e)	287	282
4.25% 2/1/35 (e)	120	116
4.25% 2/1/35 (e)	60	60
4.274% 8/1/33 (e)	233	230
4.275% 3/1/35 (e)	110	108
4.283% 7/1/34 (e)	100	100
4.289% 12/1/34 (e)	81	80
4.3% 10/1/34 (e)	55	55
4.306% 5/1/35 (e)	159	158
4.307% 3/1/33 (e)	134	132
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Fannie Mae - continued
4.307% 10/1/33 (e)	$ 48	$ 47
4.314% 3/1/33 (e)	66	64
4.323% 6/1/33 (e)	61	60
4.333% 9/1/34 (e)	128	128
4.348% 9/1/34 (e)	349	348
4.351% 9/1/34 (e)	924	920
4.355% 1/1/35 (e)	122	119
4.362% 2/1/34 (e)	281	277
4.366% 4/1/35 (e)	70	69
4.392% 11/1/34 (e)	1,696	1,686
4.396% 10/1/34 (e)	601	589
4.396% 2/1/35 (e)	193	188
4.396% 5/1/35 (e)	346	343
4.429% 10/1/34 (e)	591	588
4.431% 1/1/35 (e)	141	140
4.44% 3/1/35 (e)	184	179
4.459% 8/1/34 (e)	370	364
4.473% 5/1/35 (e)	147	145
4.486% 1/1/35 (e)	167	166
4.498% 8/1/34 (e)	246	247
4.513% 10/1/35 (e)	91	90
4.525% 2/1/35 (e)	1,627	1,604
4.529% 7/1/34 (e)	149	148
4.536% 2/1/35 (e)	765	758
4.545% 2/1/35 (e)	115	114
4.545% 7/1/35 (e)	413	408
4.547% 2/1/35 (e)	84	83
4.553% 1/1/35 (e)	223	222
4.555% 9/1/34 (e)	400	400
4.573% 9/1/34 (e)	2,795	2,747
4.575% 7/1/35 (e)	394	390
4.586% 2/1/35 (e)	468	458
4.593% 8/1/34 (e)	134	133
4.61% 7/1/34 (e)	3,810	3,786
4.643% 1/1/33 (e)	71	70
4.646% 7/1/36 (e)	782	778
4.658% 3/1/35 (e)	51	51
4.666% 3/1/35 (e)	936	930
4.684% 9/1/34 (e)	47	47
4.708% 10/1/32 (e)	20	20
4.726% 7/1/34 (e)	352	348
4.73% 2/1/33 (e)	21	21
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Fannie Mae - continued
4.732% 10/1/32 (e)	$ 32	$ 32
4.733% 10/1/34 (e)	393	388
4.746% 1/1/35 (e)	13	13
4.791% 12/1/34 (e)	112	110
4.797% 12/1/32 (e)	159	159
4.811% 8/1/34 (e)	113	113
4.811% 6/1/35 (e)	454	451
4.815% 5/1/33 (e)	11	11
4.817% 2/1/33 (e)	149	148
4.82% 11/1/34 (e)	312	307
4.861% 10/1/35 (e)	266	262
4.876% 10/1/34 (e)	1,181	1,167
4.988% 11/1/32 (e)	84	84
4.989% 12/1/32 (e)	11	11
5.016% 2/1/35 (e)	45	44
5.023% 7/1/34 (e)	60	60
5.063% 11/1/34 (e)	25	26
5.082% 9/1/34 (e)	946	940
5.094% 9/1/34 (e)	94	94
5.097% 5/1/35 (e)	756	754
5.184% 8/1/33 (e)	157	156
5.202% 6/1/35 (e)	520	519
5.24% 3/1/35 (e)	71	70
5.294% 7/1/35 (e)	64	64
5.349% 12/1/34 (e)	158	158
5.5% 1/1/09 to 3/1/20	13,697	13,575
5.506% 2/1/36 (e)	1,807	1,803
5.636% 1/1/36 (e)	504	504
5.927% 1/1/36 (e)	401	402
6% 4/1/16 to 11/1/17	1,700	1,718
6% 8/1/21 (d)	36	36
6.5% 2/1/17 to 3/1/35	6,153	6,245
7% 12/1/08 to 9/1/31	568	580
9% 2/1/13	154	161
9.5% 11/15/09	201	210
10.25% 10/1/09 to 10/1/18	10	11
11% 8/1/10 to 1/1/16	430	461
11.25% 5/1/14 to 1/1/16	62	70
11.5% 9/1/11 to 6/15/19	267	295
12.25% 7/1/12 to 8/1/13	14	15
12.5% 9/1/12 to 7/1/16	196	223
12.75% 10/1/11 to 6/1/15	155	172
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Fannie Mae - continued
13% 7/1/13 to 7/1/15	$ 85	$ 98
13.25% 9/1/11	87	98
13.5% 11/1/14 to 12/1/14	17	19
15% 4/1/12	3	4
		67,984
Freddie Mac - 2.2%
4% 1/1/19 to 4/1/19	2,149	2,005
4.042% 12/1/34 (e)	127	125
4.086% 12/1/34 (e)	175	173
4.133% 1/1/35 (e)	563	554
4.26% 3/1/35 (e)	168	165
4.288% 5/1/35 (e)	287	283
4.3% 12/1/34 (e)	193	188
4.33% 2/1/35 (e)	347	342
4.441% 2/1/34 (e)	170	167
4.445% 3/1/35 (e)	174	169
4.457% 6/1/35 (e)	230	226
4.461% 3/1/35 (e)	203	197
4.545% 2/1/35 (e)	296	289
4.704% 9/1/35 (e)	4,783	4,724
4.783% 10/1/32 (e)	24	24
4.86% 3/1/33 (e)	60	59
5% 9/1/35	65	61
5.004% 4/1/35 (e)	871	865
5.06% 9/1/32 (e)	401	399
5.133% 4/1/35 (e)	682	673
5.321% 6/1/35 (e)	466	462
5.5% 11/1/20	149	147
5.512% 8/1/33 (e)	87	87
5.566% 1/1/36 (e)	879	874
5.639% 4/1/32 (e)	27	28
6.5% 5/1/08	58	59
8.5% 6/1/14 to 6/1/17	77	78
9% 11/1/09 to 8/1/16	53	56
9.5% 7/1/16 to 8/1/21	401	433
10% 7/1/09 to 3/1/21	886	962
10.5% 9/1/09 to 5/1/21	74	78
11% 2/1/11 to 9/1/20	44	48
11.25% 2/1/10 to 8/1/14	108	118
11.5% 10/1/15 to 8/1/19	61	68
11.75% 11/1/11 to 7/1/15	13	14
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Freddie Mac - continued
12% 10/1/09 to 11/1/19	$ 190	$ 209
12.25% 12/1/11 to 8/1/15	128	145
12.5% 10/1/09 to 6/1/19	965	1,080
12.75% 2/1/10 to 10/1/10	10	11
13% 9/1/10 to 5/1/17	155	176
13.25% 11/1/10 to 10/1/13	39	44
13.5% 11/1/10 to 8/1/11	42	47
14% 11/1/12 to 4/1/16	6	7
14.5% 12/1/10	1	2
14.75% 3/1/10	2	2
16.25% 7/1/11	1	1
		16,924
Government National Mortgage Association - 0.3%
8% 8/15/07 to 12/15/23	558	585
8.5% 6/15/16 to 2/15/17	8	9
10.5% 9/15/15 to 10/15/21	908	1,028
10.75% 12/15/09 to 3/15/10	15	16
11% 7/20/15 to 1/20/21	45	51
12.5% 12/15/10	2	2
13% 1/15/11 to 3/15/14	93	104
13.25% 8/15/14	11	13
13.5% 7/15/11 to 12/15/14	16	18
14% 6/15/11	7	8
17% 12/15/11	2	3
		1,837
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $87,672)		86,745
Asset-Backed Securities - 0.8%

Fannie Mae Grantor Trust Series 2005-T4 Class A1C, 5.535% 9/25/35 (e) (Cost $6,285)	6,285	6,299
Collateralized Mortgage Obligations - 11.8%

U.S. Government Agency - 11.8%
Fannie Mae:
floater Series 1994-42 Class FK, 4.68% 4/25/24 (e)	4,337	4,218
planned amortization class:
Series 1988-21 Class G, 9.5% 8/25/18	104	112
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (Note 1) (000s)
U.S. Government Agency - continued
Fannie Mae: - continued
planned amortization class:
Series 1994-12 Class PH, 6.25% 1/25/09	$ 1,048	$ 1,051
Series 2003-24 CLass PB, 4.5% 12/25/12	1,648	1,632
Series 2003-28 Class KG, 5.5% 4/25/23	725	698
Series 2003-39 Class PV, 5.5% 9/25/22	1,905	1,891
sequential pay Series 1993-238 Class C, 6.5% 12/25/08	4,564	4,569
Fannie Mae guaranteed REMIC pass thru certificates:
floater:
Series 2001-38 Class QF, 6.365% 8/25/31 (e)	917	943
Series 2002-60 Class FV, 6.385% 4/25/32 (e)	294	304
Series 2002-68 Class FH, 5.8688% 10/18/32 (e)	1,167	1,184
Series 2002-74 Class FV, 5.835% 11/25/32 (e)	4,529	4,563
Series 2002-75 Class FA, 6.385% 11/25/32 (e)	602	622
Series 2003-122 Class FL, 5.735% 7/25/29 (e)	495	497
Series 2003-131 Class FM, 5.785% 12/25/29 (e)	346	348
Series 2003-15 Class WF, 5.735% 8/25/17 (e)	609	612
Series 2004-33 Class FW, 5.785% 8/25/25 (e)	851	854
planned amortization class:
Series 2002-11 Class QB, 5.5% 3/25/15	317	316
Series 2002-16 Class PG, 6% 4/25/17	1,273	1,288
Series 2002-18 Class PC, 5.5% 4/25/17	1,045	1,042
Series 2003-91 Class HA, 4.5% 11/25/16	1,485	1,449
sequential pay:
Series 2002-56 Class MC, 5.5% 9/25/17	537	534
Series 2002-79 Class Z, 5.5% 11/25/22	3,593	3,456
Series 2005-4 Class ED, 5% 6/25/27	5,000	4,930
Series 2005-41 Class WY, 5.5% 5/25/25	2,600	2,483
Series 2002-50 Class LE, 7% 12/25/29	89	89
Series 2005-69 Class ZL, 4.5% 8/25/25	65	65
Freddie Mac:
floater:
Series 2344 Class FP, 6.3188% 8/15/31 (e)	572	585
Series 3028 Class FM, 5.6188% 9/15/35 (e)	2,869	2,864
planned amortization class Series 2356 Class GD, 6% 9/15/16	605	611
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (Note 1) (000s)
U.S. Government Agency - continued
Freddie Mac Multi-class participation certificates guaranteed:
floater:
Series 2406:
Class FP, 6.3488% 1/15/32 (e)	$ 1,124	$ 1,155
Class PF, 6.3488% 12/15/31 (e)	1,095	1,127
Series 2410 Class PF, 6.3488% 2/15/32 (e)	2,264	2,333
Series 2412 Class GF, 6.3188% 2/15/32 (e)	476	490
Series 2526 Class FC, 5.7688% 11/15/32 (e)	1,214	1,221
Series 2861 Class GF, 5.6688% 1/15/21 (e)	473	473
Series 2994 Class FB, 5.5188% 6/15/20 (e)	691	689
planned amortization class:
Series 1543 Class VK, 6.7% 1/15/23	916	917
Series 2640:
Class GE, 4.5% 7/15/18	3,690	3,452
Class GR, 3% 3/15/10	145	145
Series 2752 Class PW, 4% 4/15/22	2,600	2,541
Series 2802 Class OB, 6% 5/15/34	1,355	1,354
Series 2810 Class PD, 6% 6/15/33	1,020	1,016
Series 2828 Class JA, 4.5% 1/15/10	918	913
sequential pay:
Series 1929 Class EZ, 7.5% 2/17/27	2,950	3,066
Series 2608 Class FJ, 5.7688% 3/15/17 (e)	1,501	1,511
Series 2617 Class GW, 3.5% 6/15/16	2,028	1,971
Series 2638 Class FA, 5.7688% 11/15/16 (e)	1,400	1,405
Series 2644 Class EF, 5.7188% 2/15/18 (e)	1,587	1,595
Series 2866 Class N, 4.5% 12/15/18	1,340	1,304
Series 2998 Class LY, 5.5% 7/15/25	295	282
Series 3007 Class EW, 5.5% 7/15/25	1,125	1,070
Series 3013 Class VJ, 5% 1/15/14	2,239	2,201
Series 2689 Class CN, 4.5% 2/15/23	10,000	9,622
Series 2769 Class BU, 5% 3/15/34	1,199	1,071
Ginnie Mae guaranteed REMIC pass thru securities planned amortization class Series 2005-58 Class NJ, 4.5% 8/20/35	3,100	3,000
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $91,434)		89,734
Cash Equivalents - 5.8%
	Maturity Amount (000s)	Value (Note 1) (000s)
Investments in repurchase agreements (Collateralized by U.S. Government Obligations), in a joint trading account dated 7/31/06 due 8/1/06:
at 5.3%	$ 15,812	$ 15,810
at 5.3% (a)	28,337	28,333
TOTAL CASH EQUIVALENTS (Cost $44,143)		44,143
TOTAL INVESTMENT PORTFOLIO - 103.1% (Cost $792,656)		782,539
NET OTHER ASSETS - (3.1)%		(23,675)
NET ASSETS - 100%		$ 758,864
Legend
(a) Includes investment made with cash collateral received from securities on loan.
(b) Security or a portion of the security is on loan at period end.

(c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $9,125,000 or 1.2% of net assets.

(d) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(e) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
Income Tax Information

At July 31, 2006, the fund had a capital loss carryforward of approximately $29,117,000 of which $11,911,000, $7,507,000, $3,266,000, $414,000 and $6,019,000 will expire on July 31, 2008, 2009, 2012, 2013 and 2014, respectively.

The fund intends to elect to defer to its fiscal year ending July 31, 2007 approximately $10,533,000 of losses recognized during the period November 1, 2005 to July 31, 2006.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Intermediate Government Income Fund

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amount)	July 31, 2006

Assets
Investment in securities, at value (including securities loaned of $27,777 and repurchase agreements of $44,143) - See accompanying schedule: Unaffiliated issuers (cost $792,656)		$ 782,539
Cash		2
Receivable for investments sold		326
Receivable for fund shares sold		173
Interest receivable		6,199
Total assets		789,239

Liabilities
Payable for investments purchased on a delayed delivery basis	$ 36
Payable for fund shares redeemed	1,336
Distributions payable	378
Accrued management fee	202
Other affiliated payables	85
Other payables and accrued expenses	5
Collateral on securities loaned, at value	28,333
Total liabilities		30,375

Net Assets		$ 758,864
Net Assets consist of:
Paid in capital		$ 804,887
Undistributed net investment income		3,867
Accumulated undistributed net realized gain (loss) on investments		(39,773)
Net unrealized appreciation (depreciation) on investments		(10,117)
Net Assets, for 76,491 shares outstanding		$ 758,864
Net Asset Value, offering price and redemption price per share ($758,864 ÷ 76,491 shares)		$ 9.92

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Operations

Amounts in thousands	Year ended July 31, 2006

Investment Income
Interest		$ 37,507

Expenses
Management fee	$ 2,624
Transfer agent fees	817
Fund wide operations fee	231
Independent trustees' compensation	3
Miscellaneous	3
Total expenses before reductions	3,678
Expense reductions	(16)	3,662
Net investment income		33,845
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		(12,088)
Change in net unrealized appreciation (depreciation) on investment securities		(5,860)
Net gain (loss)		(17,948)
Net increase (decrease) in net assets resulting from operations		$ 15,897

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Intermediate Government Income Fund
Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Year ended July 31, 2006	Year ended July 31, 2005
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 33,845	$ 30,102
Net realized gain (loss)	(12,088)	(3,505)
Change in net unrealized appreciation (depreciation)	(5,860)	(4,183)
Net increase (decrease) in net assets resulting from operations	15,897	22,414
Distributions to shareholders from net investment income	(31,447)	(28,832)
Share transactions Proceeds from sales of shares	83,463	92,102
Reinvestment of distributions	26,830	24,669
Cost of shares redeemed	(219,836)	(189,450)
Net increase (decrease) in net assets resulting from share transactions	(109,543)	(72,679)
Total increase (decrease) in net assets	(125,093)	(79,097)

Net Assets
Beginning of period	883,957	963,054
End of period (including undistributed net investment income of $3,867 and undistributed net investment income of $1,945, respectively)	$ 758,864	$ 883,957
Other Information Shares
Sold	8,353	9,010
Issued in reinvestment of distributions	2,687	2,416
Redeemed	(22,008)	(18,557)
Net increase (decrease)	(10,968)	(7,131)

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights

Years ended July 31,	2006	2005	2004	2003	2002
Selected Per-Share Data
Net asset value, beginning of period	$ 10.11	$ 10.18	$ 10.17	$ 10.11	$ 9.77
Income from Investment Operations
Net investment income B	.414	.330	.274	.329	.457
Net realized and unrealized gain (loss)	(.219)	(.084)	.014	.056	.353
Total from investment operations	.195	.246	.288	.385	.810
Distributions from net investment income	(.385)	(.316)	(.278)	(.325)	(.470)
Net asset value, end of period	$ 9.92	$ 10.11	$ 10.18	$ 10.17	$ 10.11
Total Return A	1.97%	2.43%	2.84%	3.80%	8.51%
Ratios to Average Net Assets C
Expenses before reductions	.45%	.57%	.60%	.60%	.59%
Expenses net of fee waivers, if any	.45%	.57%	.60%	.60%	.59%
Expenses net of all reductions	.45%	.57%	.60%	.60%	.59%
Net investment income	4.14%	3.23%	2.67%	3.18%	4.63%
Supplemental Data
Net assets, end of period (in millions)	$ 759	$ 884	$ 963	$ 1,283	$ 1,107
Portfolio turnover rate	97%	90%	152%	229%	145%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Calculated based on average shares outstanding during the period.

C Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended July 31, 2006

(Amounts in thousands except ratios)

1. Significant Accounting Policies.

Fidelity Ginnie Mae Fund, Fidelity Government Income Fund and Fidelity Intermediate Government Income Fund (the Funds) are funds of Fidelity Income Fund (the trust). The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Each Fund is authorized to issue an unlimited number of shares. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the Funds:

Security Valuation. Investments are valued and net asset value per share is calculated (NAV calculation) as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Wherever possible, each Fund uses independent pricing services approved by the Board of Trustees to value their investments. Debt securities, including restricted securities, for which quotes are readily available, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. The frequency of when fair value pricing is used is unpredictable. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities. Investments in open-end mutual funds are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Inflation-indexed bonds are fixed-income securities whose principal value is periodically adjusted to the rate of inflation. Interest is accrued based on the principal value, which is adjusted for inflation. Any increase in the principal amount of an inflation-indexed bond is recorded as interest income, even though principal is not received until maturity.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Annual Report

1. Significant Accounting Policies - continued

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) for Fidelity Ginnie Mae Fund, Independent Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements.

Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to swap agreements, prior period premium and discount on debt securities, market discount, deferred trustees compensation, financing transactions, capital loss carryforwards, and losses deferred due to wash sales and excise tax regulations.

The tax-basis components of distributable earnings and the federal tax cost as of period end were as follows for each Fund:

	Cost for Federal Income Tax Purposes	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
Ginnie Mae Fund	$ 3,636,813	$ 9,313	$ (115,761)	$ (106,448)
Government Income Fund	6,028,437	15,522	(91,616)	(76,094)
Intermediate Government Income Fund	791,312	1,278	(10,051)	(8,773)

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

1. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

	Undistributed Ordinary Income	Undistributed Long-term Capital Gain	Capital Loss Carryforward
Ginnie Mae Fund	$ -	$ -	$ (9,594)
Government Income Fund	13,722	-	(10,715)
Intermediate Government Income Fund	2,404	-	(29,117)

The tax character of distributions paid was as follows:

July 31, 2006	Ordinary Income	Long-term Capital Gains	Total
Ginnie Mae Fund	$ 186,731	$ 7,297	$ 194,028
Government Income Fund	223,332	-	223,332
Intermediate Government Income Fund	31,447	-	31,447
July 31, 2005	Ordinary Income	Long-term Capital Gains	Total
Ginnie Mae Fund	$ 162,997	$ -	$ 162,997
Government Income Fund	157,882	2,080	159,962
Intermediate Government Income Fund	28,832	-	28,832

New Accounting Pronouncement. In July 2006, Financial Accounting Standards Board Interpretation No. 48, Accounting for Uncertainty in Income Taxes - an interpretation of FASB Statement 109 (FIN 48) was issued and is effective for fiscal years beginning after December 15, 2006. FIN 48 sets forth a threshold for financial statement recognition, measurement and disclosure of a tax position taken or expected to be taken on a tax return. While not expected to have a material impact on the Fund's financial statements, management is currently evaluating the impact, if any, the adoption of FIN 48 will have on the Funds' net assets and results of operations.

2. Operating Policies.

Repurchase Agreements. Fidelity Management & Research Company (FMR) has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits certain Funds and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. Certain Funds may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. Each applicable Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued

Annual Report

2. Operating Policies - continued

Repurchase Agreements - continued

interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Delayed Delivery Transactions and When-Issued Securities. Certain Funds may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked-to-market daily and equivalent deliverable securities are held for the transaction. The value of the securities purchased on a delayed delivery or when-issued basis are identified as such in each applicable Fund's Schedule of Investments. Certain Funds may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. The payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in each applicable fund's Statement of Assets and Liabilities under the caption "Delayed delivery." Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. Certain Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of each applicable fund's Schedule of Investments.

Swap Agreements. Certain Funds may invest in swaps for the purpose of managing their exposure to interest rate, credit or market risk.

Interest rate swaps are agreements to exchange cash flows periodically based on a notional principal amount, for example, the exchange of fixed rate interest payments for floating rate interest payments. Periodic payments received or made by each applicable Fund are recorded in the accompanying Statement of Operations as realized gains or losses, respectively. The primary risk associated with interest rate swaps is that unfavorable changes in the fluctuation of interest rates could adversely impact a fund.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

2. Operating Policies - continued

Swap Agreements - continued

Swaps are marked-to-market daily based on dealer-supplied valuations and changes in value are recorded as unrealized appreciation (depreciation). Gains or losses are realized upon early termination of the swap agreement. Collateral, in the form of cash or securities, may be required to be held in segregated accounts with a fund's custodian in compliance with swap contracts. Risks may exceed amounts recognized on each applicable Fund's Statement of Assets and Liabilities. These risks include changes in the returns of the underlying instruments, failure of the counterparties to perform under the contracts' terms and the possible lack of liquidity with respect to the swap agreements. Details of swap agreements open at period end are included in each applicable Fund's Schedule of Investments under the caption "Swap Agreements."

Mortgage Dollar Rolls. To earn additional income, certain Funds may employ trading strategies which involve the sale and simultaneous agreement to repurchase similar securities ("mortgage dollar rolls") or the purchase and simultaneous agreement to sell similar securities ("reverse mortgage dollar rolls"). The securities traded are mortgage securities and bear the same interest rate but may be collateralized by different pools of mortgages. During the period between the sale and repurchase in a mortgage dollar roll transaction, a fund will not be entitled to receive interest and principal payments on the securities sold but will invest the proceeds of the sale in other securities which may enhance the yield and total return. In addition, the difference between the sale price and the future purchase price is recorded as an adjustment to investment income. During the period between the purchase and subsequent sale in a reverse mortgage dollar roll transaction a fund is entitled to interest and principal payments on the securities purchased. The price differential between the purchase and sale is recorded as an adjustment to investment income. Losses may arise due to changes in the value of the securities or if the counterparty does not perform under the terms of the agreement. If the counterparty files for bankruptcy or becomes insolvent, a fund's right to repurchase or sell securities may be limited.

3. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Funds with investment management related services for which the Funds pay a monthly management fee. The management fee is the sum of an individual fund fee rate and a group fee rate. The individual fund fee rate is applied to each Fund's average net assets. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under

Annual Report

3. Fees and Other Transactions with Affiliates - continued

Management Fee - continued

management decrease. For the period, each Fund's annual management fee rate expressed as a percentage of each Fund's average net assets was as follows:

	Individual Rate	Group Rate	Total
Ginnie Mae Fund	.20%	.12%	.32%
Government Income Fund	.20%	.12%	.32%
Intermediate Government Income Fund	.20%	.12%	.32%

Transfer Agent Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, is the Funds' transfer, dividend disbursing and shareholder servicing agent. FSC receives an asset-based fee of .10% of each Fund's average net assets. FSC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

Fundwide Operations Fee. Pursuant to the Fundwide Operations and Expense Agreement (FWOE), FMR has agreed to provide for fund level expenses (which do not include transfer agent, the compensation of the independent trustees, interest (including commitment fees), taxes or extraordinary expenses, if any) in return for a FWOE fee equal to .35% less the total amount of the management fee. The FWOE paid by the Fund is reduced by an amount equal to the fees and expenses paid to the independent trustees. For the period, the FWOE fees were equivalent to the following annual rates expressed as a percentage of average net assets:

Ginnie Mae Fund	.03%
Government Income Fund	.03%
Intermediate Government Income Fund	.03%

4. Committed Line of Credit.

Certain Funds participate with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro rata portion of the line of credit, which is reflected in Miscellaneous Expense on the Statement of Operations, and is as follows:

Ginnie Mae Fund	$ 8
Government Income Fund	11
Intermediate Government Income Fund	2

During the period, there were no borrowings on this line of credit.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

5. Security Lending.

Certain Funds lend portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, each applicable Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Funds and any additional required collateral is delivered to the Funds on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in cash equivalents. The value of loaned securities and cash collateral at period end are disclosed on each applicable Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented on each applicable Fund's Statement of Operations as a component of interest income. Net income from lending portfolio securities during the period amounted to:

Government Income Fund	$ 391
Intermediate Government Income Fund	36

6. Expense Reductions.

Through arrangements with each applicable Fund's custodian and transfer agent, credits realized as a result of uninvested cash balances were used to reduce each applicable Fund's expenses. All of the applicable expense reductions are noted in the table below.

	Management Fee expense reduction	Transfer Agent expense reduction
Ginnie Mae Fund	$ 9	$ 45
Government Income Fund	9	380
Intermediate Government Income Fund	4	12

7. Other.

The Funds' organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

Annual Report

7. Other - continued

At the end of the period, Fidelity Freedom 2010 and Fidelity Freedom 2020 were the owners of record of approximately 22% and 19% of the total outstanding shares of Fidelity Government Income Fund. The Fidelity Freedom Funds were the owners of record, in the aggregate, of approximately 60% of the total outstanding shares of Fidelity Government Income Fund.

8. Proposed Reorganization and New Expense Contract

On April 20, 2006, the Board of Trustees of Fidelity Government Income Fund (the Fund) approved Agreements and Plans of Reorganization between the Fund and each of Fidelity Advisor Government Investment Fund and Spartan Government Income Fund (each referred to as a "Target Fund"). Each agreement provides for the transfer of all the assets and the assumption of all of the liabilities of the Target Fund in exchange solely for the number of shares of classes of the Fund having the same relative net asset value as the outstanding shares of the corresponding classes of the Target Fund on the day that the reorganization is effective.

Shareholder meetings are expected to be held on September 20, 2006 to vote on the reorganizations. If approved by shareholders of the Target Funds , each reorganization is expected to become effective on or about October 27, 2006. Each reorganization is expected to qualify as a tax-free transaction with no gain or loss recognized by the funds or their shareholders.

New share classes will be created for the purpose of the reorganization with Fidelity Advisor Government Investment Fund and the Fund's existing class will be renamed the "Fidelity Government Income" share class. The new share classes will not commence operations until approximately the date of the reorganization. Effective upon the completion of the reorganization with Spartan Government Income Fund, a new expense contract will be entered into by the Fund with FMR requiring shareholder approval to increase expenses for the Fidelity Government Income share class above the current limit of .45% of the class' average net assets.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Income Fund and the Shareholders of Fidelity Ginnie Mae Fund, Fidelity Government Income Fund and Fidelity Intermediate Government Income Fund:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Ginnie Mae Fund, Fidelity Government Income Fund and Fidelity Intermediate Government Income Fund (funds of Fidelity Income Fund) at July 31, 2006, and the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Income Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at July 31, 2006 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

PricewaterhouseCoopers LLP
Boston, Massachusetts
September 14, 2006

Annual Report

Trustees and Officers

The Trustees, Members of the Advisory Board, and executive officers of the trust and funds, as applicable, are listed below. The Board of Trustees governs each fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee each fund's activities, review contractual arrangements with companies that provide services to each fund, and review each fund's performance. Except for William O. McCoy and Albert R. Gamper, Jr., each of the Trustees oversees 345 funds advised by FMR or an affiliate. Mr. McCoy oversees 347 funds advised by FMR or an affiliate. Mr. Gamper oversees 292 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 72nd birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers and Advisory Board Members hold office without limit in time, except that any officer and Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The funds' Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Edward C. Johnson 3d (76)

Year of Election or Appointment: 1984

Mr. Johnson is Chairman of the Board of Trustees. Mr. Johnson serves as President (2006-present), Chief Executive Officer, Chairman, and a Director of FMR Corp.; Chairman and a Director of FMR; Chairman and a Director of Fidelity Research & Analysis Company (FRAC); Chairman and a Director of Fidelity Investments Money Management, Inc.; and Chairman (2001-present) and a Director (1999-present) of FMR Co., Inc. In addition, Mr. Johnson serves as Chairman and Director of Fidelity International Limited (FIL).

Stephen P. Jonas (53)

Year of Election or Appointment: 2005

Mr. Jonas is Senior Vice President of Ginnie Mae (2005-present), Government Income (2005-present), and Intermediate Government Income (2005-present). He also serves as Senior Vice President of other Fidelity funds (2005-present). Mr. Jonas is Executive Director of FMR (2005- present) and FMR Co., Inc. (2005-present). He also serves as a Director of Fidelity Investments Money Management, Inc. (2005-present) and FMR Corp. (2003-present). Previously, Mr. Jonas served as President of Fidelity Enterprise Operations and Risk Services (2004-2005), Chief Administrative Officer (2002-2004), and Chief Financial Officer of FMR Corp. (1998-2002). In addition, he serves on the Boards of Boston Ballet (2003-present) and Simmons College (2003-present).

Robert L. Reynolds (54)

Year of Election or Appointment: 2003

Mr. Reynolds is President and a Director of FMR (2005-present), Fidelity Investments Money Management, Inc. (2005-present), and FMR Co., Inc. (2005-present). Mr. Reynolds also serves as a Director (2003- present) and Chief Operating Officer (2000-present) of FMR Corp. and a Director of Strategic Advisers, Inc. (2005-present). He also serves on the Board at Fidelity Investments Canada, Ltd. (2000-present). Previously, Mr. Reynolds served as President of Fidelity Investments Institutional Retirement Group (1996-2000).

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

Annual Report

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupation
Dennis J. Dirks (58)

Year of Election or Appointment: 2005

Prior to his retirement in May 2003, Mr. Dirks was Chief Operating Officer and a member of the Board of The Depository Trust & Clearing Corporation (DTCC) (1999-2003). He also served as President, Chief Operating Officer, and Board member of The Depository Trust Company (DTC) (1999-2003) and President and Board member of the National Securities Clearing Corporation (NSCC) (1999-2003). In addition, Mr. Dirks served as Chief Executive Officer and Board member of the Government Securities Clearing Corporation (2001-2003) and Chief Executive Officer and Board member of the Mortgage-Backed Securities Clearing Corporation (2001-2003). Mr. Dirks also serves as a Trustee and a member of the Finance Committee of Manhattan College (2005-present) and a Trustee and a member of the Finance Committee of AHRC of Nassau County (2006-present).

Albert R. Gamper, Jr. (64)

Year of Election or Appointment: 2006

Mr. Gamper also serves as a Trustee (2006-present) or Member of the Advisory Board (2005-present) of other investment companies advised by FMR. Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (1989-2002). He currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2001-present), Chairman of the Board of Governors, Rutgers University (2004-present), and Chairman of the Board of Saint Barnabas Health Care System.

Robert M. Gates (62)

Year of Election or Appointment: 1997

Dr. Gates is Chairman of the Independent Trustees (2006-present). Dr. Gates is President of Texas A&M University (2002-present). He was Director of the Central Intelligence Agency (CIA) from 1991 to 1993. From 1989 to 1991, Dr. Gates served as Assistant to the President of the United States and Deputy National Security Advisor. Dr. Gates is a Director of NACCO Industries, Inc. (mining and manufacturing), Parker Drilling Co., Inc. (drilling and rental tools for the energy industry, 2001-present), and Brinker International (restaurant management, 2003-present). Previously, Dr. Gates served as a Director of LucasVarity PLC (automotive components and diesel engines), a Director of TRW Inc. (automotive, space, defense, and information technology), and Dean of the George Bush School of Government and Public Service at Texas A&M University (1999-2001).

George H. Heilmeier (70)

Year of Election or Appointment: 2004

Dr. Heilmeier is Chairman Emeritus of Telcordia Technologies (communication software and systems), where prior to his retirement, he served as company Chairman and Chief Executive Officer. He currently serves on the Boards of Directors of The Mitre Corporation (systems engineering and information technology support for the government), and HRL Laboratories (private research and development, 2004-present). He is Chairman of the General Motors Science & Technology Advisory Board and a Life Fellow of the Institute of Electrical and Electronics Engineers (IEEE). Dr. Heilmeier is a member of the Defense Science Board and the National Security Agency Advisory Board. He is also a member of the National Academy of Engineering, the American Academy of Arts and Sciences, and the Board of Overseers of the School of Engineering and Applied Science of the University of Pennsylvania. Previously, Dr. Heilmeier served as a Director of TRW Inc. (automotive, space, defense, and information technology, 1992-2002), Compaq (1994-2002), Automatic Data Processing, Inc. (ADP) (technology-based business outsourcing, 1995-2002), INET Technologies Inc. (telecommunications network surveillance, 2001-2004), and Teletech Holdings (customer management services). He is the recipient of the 2005 Kyoto Prize in Advanced Technology for his invention of the liquid crystal display.

Marie L. Knowles (59)

Year of Election or Appointment: 2001

Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. She currently serves as a Director of Phelps Dodge Corporation (copper mining and manufacturing) and McKesson Corporation (healthcare service, 2002-present). Ms. Knowles is a Trustee of the Brookings Institution and the Catalina Island Conservancy and also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California.

Ned C. Lautenbach (62)

Year of Election or Appointment: 2000

Mr. Lautenbach has been a partner of Clayton, Dubilier & Rice, Inc. (private equity investment firm) since September 1998. Previously, Mr. Lautenbach was with the International Business Machines Corporation (IBM) from 1968 until his retirement in 1998. Mr. Lautenbach serves as a Director of Italtel Holding S.p.A. (telecommunications (Milan, Italy), 2004-present) and Eaton Corporation (diversified industrial) as well as the Philharmonic Center for the Arts in Naples, Florida. He also is a member of the Board of Trustees of Fairfield University (2005-present), as well as a member of the Council on Foreign Relations.

William O. McCoy (72)

Year of Election or Appointment: 1997

Prior to his retirement in December 1994, Mr. McCoy was Vice Chairman of the Board of BellSouth Corporation (telecommunications) and President of BellSouth Enterprises. He is currently a Director of Duke Realty Corporation (real estate). He is also a partner of Franklin Street Partners (private investment management firm). In addition, Mr. McCoy served as the Interim Chancellor (1999-2000) and a member of the Board of Visitors for the University of North Carolina at Chapel Hill and currently serves as Chairman of the Board of Directors of the University of North Carolina Health Care System. He also served as Vice President of Finance for the University of North Carolina (16-school system).

Cornelia M. Small (62)

Year of Election or Appointment: 2005

Ms. Small is a member (2000-present) and Chairperson (2002-present) of the Investment Committee, and a member (2002-present) of the Board of Trustees of Smith College. Previously, she served as Chief Investment Officer (1999-2000), Director of Global Equity Investments (1996-1999), and a member of the Board of Directors of Scudder, Stevens & Clark (1990-1997) and Scudder Kemper Investments (1997-1999). In addition, Ms. Small served as Co-Chair (2000-2003) of the Annual Fund for the Fletcher School of Law and Diplomacy.

William S. Stavropoulos (67)

Year of Election or Appointment: 2001

Mr. Stavropoulos is Chairman Emeritus of the Board of Directors of The Dow Chemical Company. Since joining The Dow Chemical Company in 1967, Mr. Stavropoulos served in numerous senior management positions, including President (1993-2000; 2002-2003), CEO (1995-2000; 2002-2004), and Chairman of the Executive Committee (2000-2004). Currently, he is a Director of NCR Corporation (data warehousing and technology solutions), BellSouth Corporation (telecommunications), Chemical Financial Corporation, Maersk Inc. (industrial conglomerate, 2002-present), and Metalmark Capital (private equity investment firm, 2005-present). He also serves as a member of the Board of Trustees of the American Enterprise Institute for Public Policy Research. In addition, Mr. Stavropoulos is a member of The Business Council, J.P. Morgan International Council and the University of Notre Dame Advisory Council for the College of Science.

Kenneth L. Wolfe (67)

Year of Election or Appointment: 2005

Prior to his retirement in 2001, Mr. Wolfe was Chairman and Chief Executive Officer of Hershey Foods Corporation (1993-2001). He currently serves as a member of the boards of Adelphia Communications Corporation (2003-present), Bausch & Lomb, Inc., and Revlon Inc. (2004-present).

Annual Report

Advisory Board Members and Executive Officers:

Correspondence intended for Mr. Keyes may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235. Correspondence intended for each executive officer and Mr. Lynch may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
James H. Keyes (65)

Year of Election or Appointment: 2006

Member of the Advisory Board of Fidelity Income Fund. Prior to his retirement in 2003, Mr. Keyes was Chairman, President, and Chief Executive Officer of Johnson Controls, Inc. (automotive supplier, 1993-2003). He currently serves as a member of the boards of LSI Logic Corporation (semiconductor technologies, 1984-present), Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines, 2002-present), and Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions, 1998-present).

Peter S. Lynch (62)

Year of Election or Appointment: 2003

Member of the Advisory Board of Fidelity Income Fund. Mr. Lynch is Vice Chairman and a Director of FMR, and Vice Chairman (2001- present) and a Director (1999-present) of FMR Co., Inc. Previously, Mr. Lynch served as a Trustee of the Fidelity funds (1990-2003). In addition, he serves as the Chairman of the Inner-City Scholarship Fund.

Boyce I. Greer (50)

Year of Election or Appointment: 2006

Vice President of Ginnie Mae, Government Income, and Intermediate Government Income. Mr. Greer also serves as Vice President of certain Equity Funds (2005-present), certain Asset Allocation Funds (2005- present), Fixed-Income Funds (2006-present), and Money Market Funds (2006-present). Mr. Greer is also a Trustee of other investment companies advised by FMR (2003-present). He is an Executive Vice President of FMR (2005-present) and FMR Co., Inc. (2005-present), and Senior Vice President of Fidelity Investments Money Management, Inc. (2006- present). Previously, Mr. Greer served as a Director and Managing Director of Strategic Advisers, Inc. (2002-2005), and Executive Vice President (2000-2002) and Money Market Group Leader (1997-2002) of the Fidelity Investments Fixed Income Division. He also served as Vice President of Fidelity's Money Market Funds (1997-2002), Senior Vice President of FMR (1997-2002), and Vice President of FIMM (1998-2002).

David L. Murphy (58)

Year of Election or Appointment: 2005

Vice President of Ginnie Mae, Government Income, and Intermediate Government Income. Mr. Murphy also serves as Vice President of Fidelity's Money Market Funds (2002-present), certain Asset Allocation Funds (2003-present), Fixed-Income Funds (2005-present), and Balanced Funds (2005-present). He serves as Senior Vice President (2000-present) and Head (2004-present) of the Fidelity Investments Fixed Income Division. Mr. Murphy is also a Senior Vice President of Fidelity Investments Money Management, Inc. (2003-present) and an Executive Vice President of FMR (2005-present). Previously, Mr. Murphy served as Money Market Group Leader (2002-2004), Bond Group Leader (2000-2002), and Vice President of Fidelity's Taxable Bond Funds (2000-2002) and Fidelity's Municipal Bond Funds (2001-2002).

Thomas J. Silvia (45)

Year of Election or Appointment: 2005

Vice President of Ginnie Mae, Government Income, and Intermediate Government Income. Mr. Silvia also serves as Vice President of Fidelity's Fixed-Income Funds (2005-present), certain Balanced Funds (2005- present), certain Asset Allocation Funds (2005-present), and Senior Vice President and Bond Group Leader of the Fidelity Investments Fixed-Income Division (2005-present). Previously, Mr. Silvia served as Director of Fidelity's Taxable Bond portfolio managers (2002-2004) and a portfolio manager in the Bond Group (1997-2004).

George Fischer (45)

Year of Election or Appointment: 2002 or 2003

Vice President of Intermediate Government Income (2002-present) and Government Income (2003-present). Mr. Fischer also serves as Vice President of other funds advised by FMR. Prior to assuming his current responsibilities, Mr. Fischer worked as a research analyst and portfolio manager.

William Irving (42)

Year of Election or Appointment: 2004

Vice President of Ginnie Mae. Dr. Irving also serves as Vice President of other funds advised by FMR. Prior to assuming his current responsibilities, Dr. Irving worked as a quantitative analyst and portfolio manager.

Eric D. Roiter (57)

Year of Election or Appointment: 1998

Secretary of Ginnie Mae, Government Income, and Intermediate Government Income. He also serves as Secretary of other Fidelity funds; Vice President, General Counsel, and Secretary of FMR Co., Inc. (2001-present) and FMR; Assistant Secretary of Fidelity Management & Research (U.K.) Inc. (2001-present), Fidelity Research & Analysis Company (2001-present), and Fidelity Investments Money Management, Inc. (2001-present). Mr. Roiter is an Adjunct Member, Faculty of Law, at Boston College Law School (2003-present). Previously, Mr. Roiter served as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (1998-2005).

Stuart Fross (46)

Year of Election or Appointment: 2003

Assistant Secretary of Ginnie Mae, Government Income, and Intermediate Government Income. Mr. Fross also serves as Assistant Secretary of other Fidelity funds (2003-present), Vice President and Secretary of FDC (2005-present), and is an employee of FMR.

Christine Reynolds (47)

Year of Election or Appointment: 2004

President and Treasurer of Ginnie Mae, Government Income, and Intermediate Government Income. Ms. Reynolds also serves as President and Treasurer of other Fidelity funds (2004-present) and is a Vice President (2003-present) and an employee (2002-present) of FMR. Before joining Fidelity Investments, Ms. Reynolds worked at PricewaterhouseCoopers LLP (PwC) (1980-2002), where she was most recently an audit partner with PwC's investment management practice.

R. Stephen Ganis (40)

Year of Election or Appointment: 2006

Anti-Money Laundering (AML) officer of Ginnie Mae, Government Income, and Intermediate Government Income. Mr. Ganis also serves as AML officer of other Fidelity funds (2006-present) and FMR Corp. (2003-present). Before joining Fidelity Investments, Mr. Ganis practiced law at Goodwin Procter, LLP (2000-2002).

Joseph B. Hollis (58)

Year of Election or Appointment: 2006

Chief Financial Officer of Ginnie Mae, Government Income, and Intermediate Government Income. Mr. Hollis also serves as Chief Financial Officer of other Fidelity funds. Mr. Hollis is President of Fidelity Pricing and Cash Management Services (FPCMS) (2005-present). Mr. Hollis also serves as President and Director of Fidelity Service Company, Inc. (2006-present). Previously, Mr. Hollis served as Senior Vice President of Cash Management Services (1999-2002) and Investment Management Operations (2002-2005).

Kenneth A. Rathgeber (59)

Year of Election or Appointment: 2004

Chief Compliance Officer of Ginnie Mae, Government Income, and Intermediate Government Income. Mr. Rathgeber also serves as Chief Compliance Officer of other Fidelity funds (2004-present) and Executive Vice President of Risk Oversight for Fidelity Investments (2002-present). He is Chief Compliance Officer of FMR (2005-present), FMR Co., Inc. (2005-present), Fidelity Management & Research (U.K.) Inc. (2005- present), Fidelity Research & Analysis Company (2005-present), Fidelity Investments Money Management, Inc. (2005-present), and Strategic Advisers, Inc. (2005-present). Previously, Mr. Rathgeber served as Executive Vice President and Chief Operating Officer for Fidelity Investments Institutional Services Company, Inc. (1998-2002).

Bryan A. Mehrmann (45)

Year of Election or Appointment: 2005

Deputy Treasurer of Ginnie Mae, Government Income, and Intermediate Government Income. Mr. Mehrmann also serves as Deputy Treasurer of other Fidelity funds (2005-present) and is an employee of FMR. Previously, Mr. Mehrmann served as Vice President of Fidelity Investments Institutional Services Group (FIIS)/Fidelity Investments Institutional Operations Corporation, Inc. (FIIOC) Client Services (1998-2004).

Kimberley H. Monasterio (42)

Year of Election or Appointment: 2004

Deputy Treasurer of Ginnie Mae, Government Income, and Intermediate Government Income. Ms. Monasterio also serves as Deputy Treasurer of other Fidelity funds (2004) and is an employee of FMR (2004). Before joining Fidelity Investments, Ms. Monasterio served as Treasurer (2000-2004) and Chief Financial Officer (2002-2004) of the Franklin Templeton Funds and Senior Vice President of Franklin Templeton Services, LLC (2000-2004).

Kenneth B. Robins (36)

Year of Election or Appointment: 2005

Deputy Treasurer of Ginnie Mae, Government Income, and Intermediate Government Income. Mr. Robins also serves as Deputy Treasurer of other Fidelity funds (2005-present) and is an employee of FMR (2004- present). Before joining Fidelity Investments, Mr. Robins worked at KPMG LLP, where he was a partner in KPMG's department of professional practice (2002-2004) and a Senior Manager (1999-2000). In addition, Mr. Robins served as Assistant Chief Accountant, United States Securities and Exchange Commission (2000-2002).

Robert G. Byrnes (39)

Year of Election or Appointment: 2005

Assistant Treasurer of Ginnie Mae, Government Income, and Intermediate Government Income. Mr. Byrnes also serves as Assistant Treasurer of other Fidelity funds (2005-present) and is an employee of FMR (2005-present). Previously, Mr. Byrnes served as Vice President of FPCMS (2003-2005). Before joining Fidelity Investments, Mr. Byrnes worked at Deutsche Asset Management where he served as Vice President of the Investment Operations Group (2000-2003).

John H. Costello (59)

Year of Election or Appointment: 1986 or 1988

Assistant Treasurer of Ginnie Mae (1986), Government Income (1986), and Intermediate Government Income (1988). Mr. Costello also serves as Assistant Treasurer of other Fidelity funds and is an employee of FMR.

Peter L. Lydecker (52)

Year of Election or Appointment: 2004

Assistant Treasurer of Ginnie Mae, Government Income, and Intermediate Government Income. Mr. Lydecker also serves as Assistant Treasurer of other Fidelity funds (2004) and is an employee of FMR.

Mark Osterheld (51)

Year of Election or Appointment: 2002

Assistant Treasurer of Ginnie Mae, Government Income, and Intermediate Government Income. Mr. Osterheld also serves as Assistant Treasurer of other Fidelity funds (2002) and is an employee of FMR.

Gary W. Ryan (47)

Year of Election or Appointment: 2005

Assistant Treasurer of Ginnie Mae, Government Income, and Intermediate Government Income. Mr. Ryan also serves as Assistant Treasurer of other Fidelity funds (2005-present) and is an employee of FMR (2005-present). Previously, Mr. Ryan served as Vice President of Fund Reporting in FPCMS (1999-2005).

Salvatore Schiavone (40)

Year of Election or Appointment: 2005

Assistant Treasurer of Ginnie Mae, Government Income, and Intermediate Government Income. Mr. Schiavone also serves as Assistant Treasurer of other Fidelity funds (2005-present) and is an employee of FMR (2005-present). Before joining Fidelity Investments, Mr. Schiavone worked at Deutsche Asset Management, where he most recently served as Assistant Treasurer (2003-2005) of the Scudder Funds and Vice President and Head of Fund Reporting (1996-2003).

Annual Report

Distributions

The Board of Trustees of each fund voted to pay to shareholders of record at the opening of business on record date, the following distributions per share derived from capital gains realized from sales of portfolio securities:

Fund	Pay Date	Record Date	Capital Gains
Fidelity Government Income Fund	09/11/2006	09/08/2006	$0.005

A percentage of the dividends distributed during the fiscal year for the following funds was derived from interest on U.S. Government securities which is generally exempt from state income tax:

Fidelity Government Income Fund	39.78%
Fidelity Intermediate Government Income Fund	38.31%

The funds hereby designate the amounts noted below as distributions paid during the period January 1, 2006 to July 31, 2006 as qualifying to be taxed as interest-related dividends for nonresident alien shareholders:

Fund
Fidelity Ginnie Mae Fund	$92,027,000
Fidelity Government Income Fund	$134,275,000
Fidelity Intermediate Government Income Fund	$17,724,000

The fund will notify shareholders in January 2007 of amounts for use in preparing 2006 income tax returns.

Annual Report

Proxy Voting Results

A special meeting of each fund's shareholders was held on January 18, 2006. The results of votes taken among shareholders on the proposal before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1
To elect a Board of Trustees. A
	# of Votes	% of Votes
Dennis J. Dirks
Affirmative	8,252,035,677.61	97.347
Withheld	224,894,685.16	2.653
TOTAL	8,476,930,362.77	100.000
Albert R. Gamper, Jr.
Affirmative	8,252,680,829.70	97.355
Withheld	224,249,533.07	2.645
TOTAL	8,476,930,362.77	100.000
Robert M. Gates
Affirmative	8,239,007,314.92	97.193
Withheld	237,923,047.85	2.807
TOTAL	8,476,930,362.77	100.000
George H. Heilmeier
Affirmative	8,242,547,667.10	97.235
Withheld	234,382,695.67	2.765
TOTAL	8,476,930,362.77	100.000
Abigail P. Johnson
Affirmative	8,207,133,817.28	96.817
Withheld	269,796,545.49	3.183
TOTAL	8,476,930,362.77	100.000
Edward C. Johnson 3d
Affirmative	8,205,030,635.55	96.792
Withheld	271,899,727.22	3.208
TOTAL	8,476,930,362.77	100.000
Stephen P. Jonas
Affirmative	8,239,700,661.39	97.201
Withheld	237,229,701.38	2.799
TOTAL	8,476,930,362.77	100.000
	# of Votes	% of Votes
Marie L. Knowles
Affirmative	8,246,135,458.96	97.277
Withheld	230,794,903.81	2.723
TOTAL	8,476,930,362.77	100.000
Ned C. Lautenbach
Affirmative	8,247,874,320.21	97.298
Withheld	229,056,042.56	2.702
TOTAL	8,476,930,362.77	100.000
William O. McCoy
Affirmative	8,229,632,189.68	97.083
Withheld	247,298,173.09	2.917
TOTAL	8,476,930,362.77	100.000
Robert L. Reynolds
Affirmative	8,241,271,395.49	97.220
Withheld	235,658,967.28	2.780
TOTAL	8,476,930,362.77	100.000
Cornelia M. Small
Affirmative	8,249,991,018.59	97.323
Withheld	226,939,344.18	2.677
TOTAL	8,476,930,362.77	100.000
William S. Stavropoulos
Affirmative	8,236,371,332.54	97.162
Withheld	240,559,030.23	2.838
TOTAL	8,476,930,362.77	100.000
Kenneth L. Wolfe
Affirmative	8,244,328,417.87	97.256
Withheld	232,601,944.90	2.744
TOTAL	8,476,930,362.77	100.000
A Denotes trust-wide proposal and voting results.

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Ginnie Mae Fund / Fidelity Government Income Fund / Fidelity Intermediate Government Income Fund

Each year, typically in June, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for each fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information throughout the year.

The Board meets regularly each month except August and takes into account throughout the year matters bearing on Advisory Contracts. The Board, acting directly and through its separate committees, considers at each of its meetings factors that are relevant to the annual renewal of each fund's Advisory Contracts, including the services and support provided to each fund and its shareholders. At the time of the renewal, the Board had 12 standing committees, each composed of Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. Each committee has adopted a written charter outlining the structure and purposes of the committee. One such committee, the Fixed-Income Contract Committee, meets periodically as needed throughout the year to consider matters specifically related to the annual renewal of Advisory Contracts. The committee requests and receives information on, and makes recommendations to the Independent Trustees concerning, the approval and annual review of the Advisory Contracts.

At its June 2006 meeting, the Board of Trustees, including the Independent Trustees, unanimously determined to renew the Advisory Contracts for each fund. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to each fund and its shareholders (including the investment performance of each fund); (ii) the competitiveness of the management fee and total expenses of each fund; (iii) the total costs of the services to be provided by and the profits to be realized by the investment adviser and its affiliates from the relationship with each fund; (iv) the extent to which economies of scale would be realized as each fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

In determining whether to renew the Advisory Contracts for each fund, the Board ultimately reached a determination, with the assistance of fund counsel and Independent Trustees' counsel, that the renewal of the Advisory Contracts and the compensation to be received by Fidelity under the management contracts is consistent with Fidelity's fiduciary duty under applicable law. In addition to evaluating the specific factors noted above, the Board, in reaching its determination, is aware that shareholders in each fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by competitors to Fidelity, and that each fund's shareholders, with the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in that fund, managed by Fidelity.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Nature, Extent, and Quality of Services Provided. The Board considered staffing within the investment adviser, FMR, and the sub-advisers (together, the Investment Advisers), including the backgrounds of the funds' portfolio managers and the funds' investment objectives and disciplines. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the size, education, and experience of the Investment Advisers' investment staff, their use of technology, and the Investment Advisers' approach to recruiting, training, and retaining portfolio managers and other research, advisory, and management personnel. The Board considered Fidelity's extensive global research capabilities that enable the Investment Advisers to aggregate data from various sources in an effort to produce positive investment results. The Board noted that Fidelity's analysts have access to a variety of technological tools that enable them to perform both fundamental and quantitative analysis and to specialize in various disciplines. The Board also considered that Fidelity's portfolio managers and analysts have access to daily portfolio attribution that allows for monitoring of a fund's portfolio, as well as an electronic communication system that provides immediate real-time access to research concerning issuers and credit enhancers. In addition, the Board considered the trading resources that are an integrated part of the fixed-income portfolio management investment process.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of administrative, distribution, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for each fund; (ii) the nature and extent of the Investment Advisers' supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, each fund's compliance policies and procedures.

The Board noted that the growth of fund assets across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through phone representatives and over the Internet, and investor education materials and asset allocation tools.

Annual Report

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing for a large variety of mutual fund investor services. For example, fund shareholders are offered the privilege of exchanging shares of a fund for shares of other Fidelity funds, as set forth in the fund's prospectus, without paying a sales charge. The Board noted that, since the last Advisory Contract renewals in June 2005, Fidelity has taken a number of actions that benefited particular funds, including (i) dedicating additional resources to investment research and to restructure the investment research teams; (ii) voluntarily entering into contractual arrangements with certain brokers pursuant to which Fidelity pays for research products and services separately out of its own resources, rather than bundling with fund commissions; (iii) launching the Fidelity Advantage Class of its five Spartan stock index funds and three Spartan bond index funds, which is a lower-fee class available to shareholders with higher account balances; (iv) contractually agreeing to impose expense limitations on Fidelity U.S. Bond Index Fund and reducing the fund's initial investment minimum; and (v) offering shareholders of each of the Fidelity Institutional Money Market Funds the privilege of exchanging shares of the fund for shares of other Fidelity funds.

Investment Performance. The Board considered whether each fund has operated within its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed each fund's absolute investment performance, as well as each fund's relative investment performance measured against (i) a broad-based securities market index, and (ii) a peer group of mutual funds deemed appropriate by the Board over multiple periods. For each fund, the following charts considered by the Board show, over the one-, three-, and five-year periods ended December 31, 2005, the fund's cumulative total returns, the cumulative total returns of a broad-based securities market index ("benchmark"), and a range of cumulative total returns of a peer group of mutual funds identified by Lipper Inc. as having an investment objective similar to that of the fund. The box within each chart shows the 25th percentile return (bottom of box) and the 75th percentile return (top of box) of the Lipper peer group. Returns shown above the box are in the first quartile and returns shown below the box are in the fourth quartile. The percentage beaten number noted below each chart corresponds to the percentile box and represents the percentage of funds in the Lipper peer group whose performance was equal to or lower than that of the fund.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Fidelity Ginnie Mae Fund

The Board reviewed the fund's relative investment performance against its Lipper peer group and stated that the performance of the fund was in the second quartile for the one- and five-year periods and the first quartile for the three-year period. The Board also stated that the relative investment performance of the fund was lower than its benchmark for all the periods shown.

Fidelity Government Income Fund

Annual Report

The Board reviewed the fund's relative investment performance against its Lipper peer group and stated that the performance of the fund was in the first quartile for all the periods shown. The Board also stated that the relative investment performance of the fund was lower than its benchmark for all the periods shown.

Fidelity Intermediate Government Income Fund

The Board reviewed the fund's relative investment performance against its Lipper peer group and stated that the performance of the fund was in the first quartile for all the periods shown. The Board also stated that the relative investment performance of the fund was lower than its benchmark for all the periods shown.

Based on its review, and giving particular weight to the nature and quality of the resources dedicated by the Investment Advisers to maintain and improve relative performance, the Board concluded that the nature, extent, and quality of the services provided to each fund will benefit each fund's shareholders, particularly in light of the Board's view that each fund's shareholders benefit from investing in a fund that is part of a large family of funds offering a variety of investment disciplines and services.

Competitiveness of Management Fee and Total Fund Expenses. The Board considered each fund's management fee and total expenses compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board considered two proprietary management fee comparisons for the 12-month periods shown in the charts below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group" and, for the reasons explained above, is broader than the Lipper peer group used by the Board for performance comparisons. The Total Mapped Group comparison focuses on a fund's standing relative to the total universe of comparable funds available to investors, in terms of gross management fees before expense reimbursements or caps. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than a fund's. For example, a TMG % of 8% means that 92% of the funds in the Total Mapped Group had higher management fees than a fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to non-Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which a fund's management fee ranked, is also included in the charts and considered by the Board.

Fidelity Ginnie Mae Fund

Annual Report

Fidelity Government Income Fund

Fidelity Intermediate Government Income Fund

The Board noted that each fund's management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2005.

Furthermore, the Board considered that it had approved an amendment (effective June 1, 2005) to each fund's management contract that lowered the fund's individual fund fee rate from 30 basis points to 20 basis points. The Board considered that each fund's chart reflects the fund's lower management fee for 2005, as if the lower rate were in effect for the entire year.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Based on its review, the Board concluded that each fund's management fee was fair and reasonable in light of the services that the fund receives and the other factors considered.

In its review of each fund's total expenses, the Board considered the fund's management fee as well as other fund expenses, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses. As part of its review, the Board also considered current and historical total expenses of each fund compared to competitive fund median expenses. Each fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board also considered that it had approved changes (effective June 1, 2005) in the contractual arrangements for each fund that (i) have the effect of setting the total "fund-level" expenses (including, among certain other expenses, the management fee) at 35 basis points, (ii) lower and limit the "class-level" transfer agent fee to 10 basis points, and (iii) limit each fund's total expenses to 45 basis points. These contractual arrangements may not be increased without Board approval.

The Board noted that each fund's total expenses ranked below its competitive median for 2005. The Board considered that each class's total expenses reflect the contractual arrangements for 2005, as if the contractual arrangements were in effect for the entire year.

The Board recognized that each fund's management contract incorporates a "group fee" structure, which provides for lower fee rates as total fund assets under FMR's management increase, and for higher fee rates as total fund assets under FMR's management decrease. The Board noted that because the contractual arrangements that went into effect June 1, 2005 set each fund's total fund-level expenses at 35 basis points, increases or decreases in the management fee due to changes in the group fee rate will not impact total expenses. The Board realized, however, that the 35 basis point fee rate was below the lowest management fee rate available under the contractual arrangements that existed prior to June 1, 2005.

In its review of total expenses, the Board also considered Fidelity fee structures and other information on clients that FMR and its affiliates service in other competitive markets, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients.

Annual Report

Based on its review, the Board concluded that each fund's total expenses were reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing each fund and its shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, FMR presents to the Board Fidelity's profitability for each fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the audited books and records of Fidelity. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of the results of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board believes that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board has also reviewed Fidelity's non-fund businesses and any fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the funds' business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of each fund and determined that the amount of profit is a fair entrepreneurial profit for the management of each fund.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including each fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which each fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions. The Board also noted that the reduction in each fund's individual fund fee rate by 10 basis points delivers significant economies to fund shareholders. The Board concluded that any potential economies of scale are being shared between fund shareholders and Fidelity in an appropriate manner.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Advisory Contracts, the Board requested additional information on several topics, including (i) Fidelity's fund profitability methodology and profitability trends within certain funds; (ii) funds and accounts managed by Fidelity other than the Fidelity funds, including fee arrangements; (iii) the total expenses of certain funds and classes relative to competitors; (iv) fund performance trends; and (v) Fidelity's fee structures.

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that each fund's Advisory Contracts should be renewed.

Annual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)

Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

1   For mutual fund and brokerage trading.

2   For quotes.*

3   For account balances and holdings.

4   To review orders and mutual
fund activity.

5   To change your PIN.

*0   To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)

Fidelity's Web Site
www.fidelity.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Annual Report

To Visit Fidelity

For directions and hours,
please call 1-800-544-9797.

Arizona

7001 West Ray Road
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15445 N. Scottsdale Road
Scottsdale, AZ

California

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851 East Hamilton Avenue
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Los Angeles, CA

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Connecticut

48 West Putnam Avenue
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Delaware

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Wilmington, DE

Florida

4400 N. Federal Highway
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2948 N. Federal Highway
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Naples, FL

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3550 Tamiami Trail, South
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2465 State Road 7
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Georgia

3445 Peachtree Road, N.E.
Atlanta, GA

1000 Abernathy Road
Atlanta, GA

Illinois

One North LaSalle Street
Chicago, IL

875 North Michigan Ave.
Chicago, IL

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Indiana

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Kansas

5400 College Boulevard
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Maine

Three Canal Plaza
Portland, ME

Maryland

7315 Wisconsin Avenue
Bethesda, MD

One W. Pennsylvania Ave.
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Massachusetts

801 Boylston Street
Boston, MA

155 Congress Street
Boston, MA

300 Granite Street
Braintree, MA

44 Mall Road
Burlington, MA

238 Main Street
Cambridge, MA

405 Cochituate Road
Framingham, MA

416 Belmont Street
Worcester, MA

Annual Report

Michigan

500 E. Eisenhower Pkwy.
Ann Arbor, MI

280 Old N. Woodward Ave.
Birmingham, MI

43420 Grand River Avenue
Novi, MI

29155 Northwestern Hwy.
Southfield, MI

Minnesota

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Missouri

1524 South Lindbergh Blvd.
St. Louis, MO

Nevada

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Henderson, NV

New Jersey

150 Essex Street
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56 South Street
Morristown, NJ

396 Route 17, North
Paramus, NJ

3518 Route 1 North
Princeton, NJ

530 Broad Street
Shrewsbury, NJ

New York

1055 Franklin Avenue
Garden City, NY

37 West Jericho Turnpike
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1271 Avenue of the Americas
New York, NY

980 Madison Avenue
New York, NY

61 Broadway
New York, NY

350 Park Avenue
New York, NY

200 Fifth Avenue
New York, NY

733 Third Avenue
New York, NY

11 Penn Plaza
New York, NY

2070 Broadway
New York, NY

1075 Northern Blvd.
Roslyn, NY

799 Central Park Avenue
Scarsdale, NY

North Carolina

4611 Sharon Road
Charlotte, NC

7011 Fayetteville Road
Durham, NC

Ohio

3805 Edwards Road
Cincinnati, OH

1324 Polaris Parkway
Columbus, OH

28699 Chagrin Boulevard
Woodmere Village, OH

Oregon

7493 SW Bridgeport Road
Tigard, OR

Pennsylvania

600 West DeKalb Pike
King of Prussia, PA

1735 Market Street
Philadelphia, PA

12001 Perry Highway
Wexford, PA

Rhode Island

47 Providence Place
Providence, RI

Tennessee

6150 Poplar Avenue
Memphis, TN

Texas

10000 Research Boulevard
Austin, TX

4001 Northwest Parkway
Dallas, TX

12532 Memorial Drive
Houston, TX

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Houston, TX

6560 Fannin Street
Houston, TX

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Irving, TX

6005 West Park Boulevard
Plano, TX

14100 San Pedro
San Antonio, TX

1576 East Southlake Blvd.
Southlake, TX

19740 IH 45 North
Spring, TX

Utah

279 West South Temple
Salt Lake City, UT

Virginia

1861 International Drive
McLean, VA

Washington

411 108th Avenue, N.E.
Bellevue, WA

1518 6th Avenue
Seattle, WA

Washington, DC

1900 K Street, N.W.
Washington, DC

Wisconsin

595 North Barker Road
Brookfield, WI

Fidelity Brokerage Services, Inc., 100 Summer St., Boston, MA 02110 Member NYSE/SIPC

Annual Report

To Write Fidelity

We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.

(letter_graphic)

Making Changes
To Your Account

(such as changing name, address, bank, etc.)

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0002

(letter_graphic)

For Non-Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
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Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

(letter_graphic)

For Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

Annual Report

Annual Report

Annual Report

Annual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

Fidelity Research & Analysis Company (formerly Fidelity Management & Research (Far East) Inc.)

Fidelity Investments
Money Management, Inc.

Fidelity Investments Japan Limited;
Ginnie Mae and Intermediate
Government Income

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Fidelity International Investment Advisors
(U.K.) Limited

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Boston, MA

Transfer and Service Agent

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Custodian

The Bank of New York

New York, NY

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

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and Account Assistance 1-800-544-6666

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(8 a.m. - 9 p.m.)

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Telephone (FAST®) (automated graphic)    1-800-544-5555

(automated graphic)    Automated line for quickest service

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(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
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www.fidelity.com

Fidelity®

Ultra-Short Bond

Fund

Annual Report

July 31, 2006

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Performance	<Click Here>	How the fund has done over time.
Management's Discussion	<Click Here>	The manager's review of fund performance, strategy and outlook.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	<Click Here>
Trustees and Officers	<Click Here>
Distributions	<Click Here>
Proxy Voting Results	<Click Here>
Board Approval of Investment Advisory Contracts and Management Fees	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

Annual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's website at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent quarterly holdings report, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com/holdings.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Although many securities markets made gains in early 2006, inflation concerns led to mixed results through the year's mid-point. Financial markets are always unpredictable. There are, however, a number of time-tested principles that can put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There are tax advantages and cost benefits to consider as well. The more you sell, the more taxes you pay, and the more you trade, the higher the costs. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third investment principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces unconstructive "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or over the phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Annual Report

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of Ultra-Short Bond's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended July 31, 2006	Past 1 year	Life of fund A
Fidelity® Ultra-Short Bond	4.23%	2.51%

A From August 29, 2002.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Ultra-Short Bond on August 29, 2002, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the Lehman Brothers® 6 Month Swap Index performed over the same period.

Annual Report

Management's Discussion of Fund Performance

Comments from Andrew Dudley, Portfolio Manager of Fidelity® Ultra-Short Bond Fund

The domestic investment-grade bond market struggled during the 12-month period ending July 31, 2006, finishing with a 1.46% return as measured by the Lehman Brothers® Aggregate Bond Index. The negative momentum was typically a result of rising levels of core inflation, Federal Reserve Board interest rate hikes aimed to keep inflation at bay, and a yield curve that was sometimes inverted, meaning short-term yields exceeded long-term yields - a phenomenon that's often a precursor of a recession. In all, the Fed bumped up rates eight times during the period, hoisting the federal funds target rate to 5.25%, its highest level in five years. On the plus side, bonds scored well in the final quarter of the period, advancing 1.46%, which was identical to the debt market's return for the entire one-year period. Investors turned to high-quality debt in the last three months for a number of reasons: Equity performance stumbled; gross domestic product growth in the second quarter of 2006 gave strong evidence of a slowing economy; and the Fed supported that notion by announcing there was a good possibility of a pause in its rate hike campaign.

During the past year, Ultra-Short Bond returned 4.23%, while the Lehman Brothers 6 Month Swap Index returned 4.22%. Boosting the fund's performance relative to the index was yield-curve positioning, with a large position in the Fidelity Ultra-Short Central Fund - a diversified internal pool of short-term assets designed to outperform cash-like instruments with similar risk characteristics - and an overweighting in bonds with maturities in the one-to-two year range. Also to the fund's benefit was advantageous sector positioning, led by a heavy emphasis on non-government bonds, including structured products such as asset-backed securities, collateralized mortgage obligations and commercial mortgage-backed securities. These structured securities, which I held directly and also indirectly through our investment in the Fidelity Ultra-Short Central Fund, significantly outpaced the index. Modestly detracting from returns were out-of-index exposures to corporate and mortgage pass-through securities, both of which slightly lagged the index during the period.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (February 1, 2006 to July 31, 2006).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the fund, as a shareholder in the underlying affiliated central fund, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying affiliated central fund. These fees and expenses are not included in the fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the fund, as a shareholder in the underlying affiliated central fund, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying affiliated central fund. These fees and expenses are not included in the fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Annual Report

Shareholder Expense Example - continued

	Beginning Account Value February 1, 2006	Ending Account Value July 31, 2006	Expenses Paid During Period* February 1, 2006 to July 31, 2006
Class A
Actual	$ 1,000.00	$ 1,022.30	$ 3.51
HypotheticalA	$ 1,000.00	$ 1,021.32	$ 3.51
Class T
Actual	$ 1,000.00	$ 1,022.50	$ 3.46
HypotheticalA	$ 1,000.00	$ 1,021.37	$ 3.46
Ultra-Short Bond
Actual	$ 1,000.00	$ 1,023.70	$ 2.26
HypotheticalA	$ 1,000.00	$ 1,022.56	$ 2.26
Institutional Class
Actual	$ 1,000.00	$ 1,023.50	$ 2.41
HypotheticalA	$ 1,000.00	$ 1,022.41	$ 2.41

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The fees and expenses of the underlying affiliated central fund in which the fund invests are not included in the fund's annualized expense ratio.

Annualized Expense Ratio
Class A	.70%
Class T	.69%
Ultra-Short Bond	.45%
Institutional Class	.48%

Annual Report

Investment Changes

Quality Diversification (% of fund's net assets)
As of July 31, 2006	As of January 31, 2006
U.S. Government and U.S. Government Agency Obligations 14.2%	U.S. Government and U.S. Government Agency Obligations 16.0%
AAA 25.9%	AAA 26.8%
AA 11.5%	AA 11.0%
A 13.0%	A 11.2%
BBB 16.9%	BBB 14.5%
BB and Below 0.6%	BB and Below 0.5%
Not Rated 4.8%	Not Rated 1.4%
Short-Term Investments and Net Other Assets 13.1%	Short-Term Investments and Net Other Assets 18.6%

We have used ratings from Moody's Investors Services, Inc. Where Moody's ratings are not available, we have used S&P ratings. Securities rated BB or below were rated investment grade at the time of acquisition.

Average Years to Maturity as of July 31, 2006
6 months ago
Years	1.9	1.7
Average years to maturity is based on the average time remaining until principal payments are expected from each of the fund's bonds, weighted by dollar amount.
Duration as of July 31, 2006
6 months ago
Years	0.5	0.4

Duration shows how much a bond fund's price fluctuates with changes in comparable interest rates. If rates rise 1%, for example, a fund with a five-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example.

Asset Allocation (% of fund's net assets)
As of July 31, 2006*		As of January 31, 2006**
	Corporate Bonds 10.6%		Corporate Bonds 8.7%
	U.S. Government and U.S. Government Agency Obligations 14.2%		U.S. Government and U.S. Government Agency Obligations 16.0%
	Asset-Backed Securities 39.0%		Asset-Backed Securities 33.9%
	CMOs and Other Mortgage Related Securities 23.1%		CMOs and Other Mortgage Related Securities 22.8%
	Short-Term Investments and Net Other Assets 13.1%		Short-Term Investments and Net Other Assets 18.6%
* Foreign investments	14.9%	** Foreign investments	11.0%
* Futures and Swaps	18.0%	** Futures and Swaps	18.3%

The information in the above tables is based on the combined investments of the fund and its pro-rata share of the investments of Fidelity's fixed-income central fund.
For an unaudited list of holdings for each fixed-income central fund, visit fidelity.com and/or advisor.fidelity.com, as applicable.

Annual Report

Investments July 31, 2006

Showing Percentage of Net Assets

Nonconvertible Bonds - 8.6%
	Principal Amount	Value (Note 1)
CONSUMER DISCRETIONARY - 1.7%
Auto Components - 0.5%
DaimlerChrysler NA Holding Corp.:
5.74% 3/13/09 (d)	$ 1,800,000	$ 1,801,874
5.78% 9/10/07 (d)	1,230,000	1,233,707
Johnson Controls, Inc. 5.5988% 1/17/08 (d)	1,515,000	1,517,862
		4,553,443
Media - 1.2%
British Sky Broadcasting Group PLC (BSkyB) yankee 7.3% 10/15/06	900,000	902,359
Cox Communications, Inc.:
(Reg. S) 5.8694% 12/14/07 (d)	2,330,000	2,341,387
7.75% 8/15/06	360,000	360,184
Liberty Media Corp. 6.8294% 9/17/06 (d)	3,033,000	3,036,852
Univision Communications, Inc. 2.875% 10/15/06	1,210,000	1,201,709
Viacom, Inc. 5.6906% 6/16/09 (a)(d)	2,000,000	1,999,848
		9,842,339
TOTAL CONSUMER DISCRETIONARY		14,395,782
ENERGY - 0.3%
Oil, Gas & Consumable Fuels - 0.3%
Enterprise Products Operating LP 4% 10/15/07	2,670,000	2,613,340
FINANCIALS - 3.3%
Capital Markets - 0.1%
Lehman Brothers Holdings E-Capital Trust I 5.9538% 8/19/65 (d)	720,000	720,373
Commercial Banks - 0.4%
Santander Issuances SA Unipersonal 5.7006% 6/20/16 (a)(d)	1,500,000	1,500,051
Wells Fargo & Co. 5.34% 3/10/08 (d)	2,300,000	2,301,267
		3,801,318
Consumer Finance - 0.7%
MBNA Capital I 8.278% 12/1/26	810,000	848,375
MBNA Europe Funding PLC 5.3363% 9/7/07 (a)(d)	2,720,000	2,721,474
SLM Corp. 5.6647% 7/26/10 (d)	2,770,000	2,768,147
		6,337,996
Nonconvertible Bonds - continued
	Principal Amount	Value (Note 1)
FINANCIALS - continued
Diversified Financial Services - 0.5%
Aspetuck Trust 5.7869% 10/16/06 (d)(g)	$ 2,195,000	$ 2,196,449
CC Funding Trust I 6.9% 2/16/07	1,695,000	1,705,309
		3,901,758
Insurance - 0.1%
Oil Insurance Ltd. 5.545% 10/6/06 (a)(d)	830,000	829,799
Real Estate Investment Trusts - 0.5%
iStar Financial, Inc. 5.9638% 3/16/09 (d)	2,505,000	2,521,293
Reckson Operating Partnership LP 6% 6/15/07	1,440,000	1,435,572
		3,956,865
Thrifts & Mortgage Finance - 1.0%
Countrywide Financial Corp. 5.67% 4/11/07 (d)	1,575,000	1,576,386
Residential Capital Corp. 6.875% 6/29/07 (d)	1,995,000	2,005,061
Washington Mutual Bank:
5.2388% 5/1/09 (d)	3,000,000	3,001,119
5.31% 8/25/08 (d)	2,220,000	2,222,513
		8,805,079
TOTAL FINANCIALS		28,353,188
INFORMATION TECHNOLOGY - 0.2%
Communications Equipment - 0.2%
Motorola, Inc. 4.608% 11/16/07	1,700,000	1,681,341
TELECOMMUNICATION SERVICES - 1.9%
Diversified Telecommunication Services - 1.8%
AT&T, Inc. 5.2625% 5/15/08 (d)	3,000,000	3,001,032
Deutsche Telekom International Finance BV 5.6288% 3/23/09 (d)	1,725,000	1,726,113
Sprint Capital Corp. 4.78% 8/17/06	1,000,000	999,704
Telecom Italia Capital SA 6.1081% 7/18/11 (d)	3,000,000	3,001,473
Telefonica Emisiones SAU 5.61% 6/19/09 (d)	3,500,000	3,502,734
Telefonos de Mexico SA de CV 4.5% 11/19/08	1,605,000	1,559,076
TELUS Corp. yankee 7.5% 6/1/07	2,000,000	2,030,302
		15,820,434
Wireless Telecommunication Services - 0.1%
Verizon Wireless Capital LLC 5.375% 12/15/06	700,000	699,847
TOTAL TELECOMMUNICATION SERVICES		16,520,281
Nonconvertible Bonds - continued
	Principal Amount	Value (Note 1)
UTILITIES - 1.2%
Electric Utilities - 0.3%
Pepco Holdings, Inc. 5.5% 8/15/07	$ 2,710,000	$ 2,706,794
Independent Power Producers & Energy Traders - 0.3%
Constellation Energy Group, Inc. 6.35% 4/1/07	910,000	913,714
Duke Capital LLC 4.331% 11/16/06	1,590,000	1,583,018
		2,496,732
Multi-Utilities - 0.6%
Dominion Resources, Inc. 5.79% 9/28/07 (d)	2,300,000	2,301,663
NiSource, Inc. 3.628% 11/1/06	1,055,000	1,049,284
Sempra Energy 4.75% 5/15/09	2,000,000	1,956,382
		5,307,329
TOTAL UTILITIES		10,510,855
TOTAL NONCONVERTIBLE BONDS (Cost $74,244,078)		74,074,787
U.S. Government and Government Agency Obligations - 6.1%

U.S. Government Agency Obligations - 6.0%
Fannie Mae 0% 4/27/07	46,000,000	44,228,254
Freddie Mac 0% 9/29/06	7,300,000	7,237,432
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		51,465,686
U.S. Treasury Obligations - 0.1%
U.S. Treasury Bills, yield at date of purchase 5.03% 10/19/06 (c)	750,000	741,870
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $52,261,448)		52,207,556
U.S. Government Agency - Mortgage Securities - 1.1%

Fannie Mae - 1.1%
4.3% 10/1/34 (d)	55,298	54,784
4.307% 3/1/33 (d)	138,726	137,167
4.307% 10/1/33 (d)	49,655	48,901
4.323% 6/1/33 (d)	61,166	60,476
4.513% 10/1/35 (d)	90,948	89,781
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount	Value (Note 1)
Fannie Mae - continued
4.553% 1/1/35 (d)	$ 223,468	$ 221,694
4.555% 9/1/34 (d)	416,778	416,253
4.593% 8/1/34 (d)	138,275	137,752
4.643% 1/1/33 (d)	76,143	75,604
4.658% 3/1/35 (d)	53,780	53,374
4.684% 9/1/34 (d)	47,118	47,402
4.708% 10/1/32 (d)	24,827	24,737
4.73% 2/1/33 (d)	20,633	20,511
4.732% 10/1/32 (d)	31,928	32,271
4.746% 1/1/35 (d)	13,324	13,240
4.811% 8/1/34 (d)	118,558	118,217
4.815% 5/1/33 (d)	10,553	10,502
4.988% 11/1/32 (d)	86,703	86,872
4.989% 12/1/32 (d)	11,219	11,217
5.016% 2/1/35 (d)	46,737	46,556
5.023% 7/1/34 (d)	62,560	62,083
5.063% 11/1/34 (d)	25,481	25,593
5.184% 8/1/33 (d)	162,136	161,670
5.294% 7/1/35 (d)	67,769	67,718
5.5% 11/1/16 to 2/1/19	4,010,734	3,976,024
6.5% 7/1/16 to 3/1/35	2,261,507	2,296,635
7% 8/1/17 to 5/1/32	1,215,544	1,243,832
TOTAL FANNIE MAE		9,540,866
Freddie Mac - 0.0%
4.783% 10/1/32 (d)	24,552	24,611
4.86% 3/1/33 (d)	62,962	62,507
5.639% 4/1/32 (d)	30,337	30,737
TOTAL FREDDIE MAC		117,855
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $9,903,646)		9,658,721
Asset-Backed Securities - 29.3%

Accredited Mortgage Loan Trust:
Series 2004-2 Class A2, 5.685% 7/25/34 (d)	386,570	387,853
Series 2004-3 Class 2A4, 5.735% 10/25/34 (d)	520,512	521,192
Series 2004-4 Class A2D, 5.735% 1/25/35 (d)	237,655	238,456
Series 2005-1 Class M1, 5.855% 4/25/35 (d)	1,545,000	1,552,561
Asset-Backed Securities - continued
	Principal Amount	Value (Note 1)
ACE Securities Corp.:
Series 2002-HE2 Class M1, 6.66% 8/25/32 (d)	$ 151,473	$ 151,586
Series 2003-HE1:
Class M1, 6.035% 11/25/33 (d)	113,099	113,568
Class M2, 7.085% 11/25/33 (d)	75,000	75,845
Series 2003-HS1:
Class M1, 6.135% 6/25/33 (d)	50,000	50,301
Class M2, 7.135% 6/25/33 (d)	50,000	50,560
Series 2003-NC1 Class M1, 6.165% 7/25/33 (d)	100,000	100,370
Series 2004-HE1:
Class M1, 5.885% 2/25/34 (d)	150,000	150,345
Class M2, 6.485% 2/25/34 (d)	175,000	176,377
Series 2005-HE2:
Class M2, 5.835% 4/25/35 (d)	250,000	251,096
Class M3, 5.865% 4/25/35 (d)	145,000	145,974
Class M4, 6.025% 4/25/35 (d)	185,000	186,221
Series 2005-HE3:
Class A2A, 5.485% 5/25/35 (d)	232,106	232,124
Class A2B, 5.595% 5/25/35 (d)	630,000	630,503
Series 2005-SD1 Class A1, 5.785% 11/25/50 (d)	173,919	174,169
Series 2006-HE2:
Class A2C, 5.545% 5/25/36 (d)	995,000	995,930
Class M1, 5.685% 5/25/36 (d)	915,000	916,529
Class M2, 5.705% 5/25/36 (d)	305,000	305,238
Class M3, 5.725% 5/25/36 (d)	240,000	240,277
Class M4, 5.785% 5/25/36 (d)	200,000	200,305
Class M5, 5.825% 5/25/36 (d)	295,000	295,557
Aesop Funding II LLC Series 2005-1A Class A2, 5.4381% 4/20/09 (a)(d)	1,200,000	1,200,161
American Express Credit Account Master Trust:
Series 2004-1 Class B, 5.6188% 9/15/11 (d)	410,000	411,573
Series 2004-5 Class B, 5.6188% 4/16/12 (d)	2,150,000	2,150,496
Series 2004-C Class C, 5.8688% 2/15/12 (a)(d)	591,770	593,267
Series 2005-1 Class A, 5.3988% 10/15/12 (d)	2,185,000	2,186,113
Series 2005-6 Class C, 5.6188% 3/15/11 (a)(d)	1,275,000	1,276,734
AmeriCredit Automobile Receivables Trust:
Series 2003-AM Class A4B, 5.8038% 11/6/09 (d)	329,492	329,886
Series 2003-BX Class A4B, 5.8038% 1/6/10 (d)	84,194	84,304
Series 2004-1 Class A3, 3.22% 7/6/08	72,682	72,582
Series 2005-1 Class C, 4.73% 7/6/10	2,500,000	2,463,979
Series 2006-RM Class A1, 5.37% 10/6/09	2,000,000	1,998,267
Ameriquest Mortgage Securities, Inc.:
Series 2003-1 Class M1, 6.285% 2/25/33 (d)	474,619	475,824
Asset-Backed Securities - continued
	Principal Amount	Value (Note 1)
Ameriquest Mortgage Securities, Inc.: - continued
Series 2003-11 Class M1, 6.075% 1/25/34 (d)	$ 1,930,000	$ 1,947,423
Series 2003-3 Class M1, 6.185% 3/25/33 (d)	21,641	21,713
Series 2003-AR1 Class M1, 6.535% 1/25/33 (d)	370,506	371,746
Series 2004-R11 Class M1, 6.045% 11/25/34 (d)	560,000	564,212
Series 2004-R2:
Class M1, 5.815% 4/25/34 (d)	85,000	84,998
Class M2, 5.865% 4/25/34 (d)	75,000	74,999
Series 2004-R8 Class M9, 8.135% 9/25/34 (d)	1,525,000	1,536,893
Series 2004-R9:
Class A3, 5.705% 10/25/34 (d)	38,332	38,337
Class M2, 6.035% 10/25/34 (d)	720,000	725,567
Class M4, 6.555% 10/25/34 (d)	925,000	937,697
Series 2005-R1:
Class M1, 5.835% 3/25/35 (d)	770,000	771,978
Class M2, 5.865% 3/25/35 (d)	260,000	261,056
Series 2005-R2 Class M1, 5.835% 4/25/35 (d)	1,700,000	1,706,851
Amortizing Residential Collateral Trust:
Series 2002-BC1 Class M2, 6.485% 1/25/32 (d)	35,456	35,701
Series 2002-BC6 Class M1, 6.135% 8/25/32 (d)	100,000	100,454
ARG Funding Corp.:
Series 2005-1A Class A2, 5.4781% 4/20/09 (a)(d)	1,500,000	1,502,188
Series 2005-2A Class A2, 5.4881% 5/20/09 (a)(d)	800,000	799,989
Argent Securities, Inc.:
Series 2003-W3 Class M2, 7.185% 9/25/33 (d)	800,000	809,499
Series 2004-W5 Class M1, 5.985% 4/25/34 (d)	1,420,000	1,421,663
Series 2004-W7:
Class M1, 5.935% 5/25/34 (d)	305,000	307,122
Class M2, 5.985% 5/25/34 (d)	250,000	251,791
Series 2006-W1 Class M10, 7.885% 3/25/36 (d)	995,000	916,994
Series 2006-W4:
Class A2C, 5.545% 5/25/36 (d)	1,200,000	1,200,575
Class M2, 5.705% 5/25/36 (d)	1,265,000	1,264,466
Class M3, 5.725% 5/25/36 (d)	1,010,000	1,009,579
Arran Funding Ltd. Series 2005-A Class C, 5.1875% 12/15/10 (d)	3,235,000	3,234,030
Asset Backed Funding Certificates Series 2004-HE1 Class M2, 6.535% 1/25/34 (d)	230,000	233,902
Asset Backed Securities Corp. Home Equity Loan Trust:
Series 2003-HE2 Class M1, 6.2688% 4/15/33 (d)	1,165,025	1,166,976
Series 2003-HE6 Class M1, 6.035% 11/25/33 (d)	215,000	216,507
Series 2003-HE7 Class A3, 5.7288% 12/15/33 (d)	45,714	45,858
Series 2004-HE6 Class A2, 5.745% 6/25/34 (d)	825,475	827,448
Asset-Backed Securities - continued
	Principal Amount	Value (Note 1)
Asset Backed Securities Corp. Home Equity Loan Trust: - continued
Series 2005-HE1 Class M1, 5.885% 3/25/35 (d)	$ 540,000	$ 543,203
Series 2005-HE2:
Class M1, 5.835% 3/25/35 (d)	1,105,000	1,111,225
Class M2, 5.885% 3/25/35 (d)	275,000	277,143
Series 2005-HE3 Class A4, 5.585% 4/25/35 (d)	1,234,989	1,235,468
Bank One Issuance Trust:
Series 2002-B1 Class B1, 5.7488% 12/15/09 (d)	465,000	465,681
Series 2002-C1 Class C1, 6.3288% 12/15/09 (d)	675,000	678,457
Series 2003-C4 Class C4, 6.3988% 2/15/11 (d)	2,010,000	2,039,325
Series 2004-C1 Class C1, 5.8688% 11/15/11 (d)	25,000	25,172
Bayview Financial Acquisition Trust Series 2004-C Class A1, 5.82% 5/28/44 (d)	581,257	582,260
Bayview Financial Asset Trust Series 2003-F Class A, 5.9% 9/28/43 (d)	150,114	150,187
Bayview Financial Mortgage Loan Trust Series 2004-A Class A, 5.85% 2/28/44 (d)	270,073	270,606
Bayview Financial Securities Co. LLC Series 2006-A Class 2A1, 5.52% 2/28/41 (d)	1,758,247	1,758,686
Bear Stearns Asset Backed Securities I:
Series 2004-BO1:
Class M2, 6.135% 9/25/34 (d)	390,000	394,804
Class M3, 6.435% 9/25/34 (d)	265,000	268,223
Class M4, 6.585% 9/25/34 (d)	225,000	228,983
Class M5, 6.785% 9/25/34 (d)	210,000	213,924
Series 2004-HE9 Class M2, 6.585% 11/25/34 (d)	490,000	497,767
Series 2005-HE2:
Class M1, 5.885% 2/25/35 (d)	905,000	909,666
Class M2, 6.135% 2/25/35 (d)	330,000	332,901
Capital Auto Receivables Asset Trust:
Series 2003-1 Class B, 5.8388% 6/15/10 (a)(d)	51,292	51,332
Series 2005-1 Class B, 5.7438% 6/15/10 (d)	850,000	854,020
Capital One Auto Finance Trust:
Series 2003-A Class A4B, 5.6488% 1/15/10 (d)	307,508	307,815
Series 2004-B Class A4, 5.4788% 8/15/11 (d)	1,700,000	1,700,399
Series 2006-B Class A2, 5.53% 4/15/09	1,805,000	1,805,451
Capital One Master Trust:
Series 2001-1 Class B, 5.8788% 12/15/10 (d)	500,000	502,162
Series 2001-6 Class C, 6.7% 6/15/11 (a)	2,200,000	2,247,524
Series 2001-8A Class B, 5.9188% 8/17/09 (d)	405,000	405,278
Capital One Multi-Asset Execution Trust:
Series 2003-B6 Class B6, 5.8988% 9/15/11 (d)	1,125,000	1,133,824
Asset-Backed Securities - continued
	Principal Amount	Value (Note 1)
Capital One Multi-Asset Execution Trust: - continued
Series 2004-B1 Class B1, 5.8088% 11/15/11 (d)	$ 1,180,000	$ 1,186,016
Series 2004-C1 Class C1, 3.4% 11/16/09	2,480,000	2,453,886
Capital Trust Ltd. Series 2004-1:
Class A2, 5.8281% 7/20/39 (a)(d)	265,000	265,404
Class B, 6.1281% 7/20/39 (a)(d)	140,000	141,095
Class C, 6.4781% 7/20/39 (a)(d)	180,000	181,251
Carrington Mortgage Loan Trust Series 2006-FRE1:
Class M7, 6.335% 7/25/36 (d)	445,000	444,989
Class M9, 7.285% 7/25/36 (d)	285,000	284,992
Cayman ABSC NIMS Trust Series 2004-HE2 Class A1, 6.75% 4/25/34 (a)	20,691	20,639
CDC Mortgage Capital Trust:
Series 2003-HE3 Class M1, 6.085% 11/25/33 (d)	91,792	92,635
Series 2004-HE2 Class M2, 6.585% 7/26/34 (d)	175,000	176,159
Cendant Timeshare Receivables Funding LLC Series 2005 1A Class 2A2, 5.5581% 5/20/17 (a)(d)	824,603	823,465
Chase Credit Card Owner Trust:
Series 2001-6 Class B, 5.8488% 3/16/09 (d)	200,000	200,185
Series 2003-6 Class C, 6.1688% 2/15/11 (d)	2,210,000	2,237,447
Series 2004-1 Class B, 5.5688% 5/15/09 (d)	295,000	294,996
Chase Issuance Trust:
Series 2004-C3 Class C3, 5.8388% 6/15/12 (d)	1,645,000	1,654,241
Series 2006-C3 Class C3, 5.5988% 6/15/11 (d)	1,975,000	1,975,000
CIT Equipment Collateral Trust Series 2005-VT1 Class C, 4.18% 11/20/12	668,782	659,902
Citibank Credit Card Issuance Trust:
Series 2001-B2 Class B2, 5.77% 12/10/08 (d)	615,000	615,385
Series 2002-B1 Class B1, 5.79% 6/25/09 (d)	655,000	656,170
Series 2002-C1 Class C1, 6.15% 2/9/09 (d)	900,000	903,467
Series 2003-C1 Class C1, 6.5888% 4/7/10 (d)	1,685,000	1,710,608
College Loan Corp. Trust I Series 2006-1 Class A7B, 5.11% 4/25/46 (a)(d)	3,195,000	3,195,000
Countrywide Home Loans, Inc.:
Series 2002-6 Class AV1, 5.815% 5/25/33 (d)	37,045	37,094
Series 2003-BC1 Class M2, 7.385% 9/25/32 (d)	672,497	675,205
Series 2003-SD3 Class A1, 5.805% 12/25/32 (a)(d)	16,368	16,431
Series 2004-2 Class M1, 5.885% 5/25/34 (d)	375,000	376,454
Series 2004-3:
Class 3A4, 5.635% 8/25/34 (d)	2,820,359	2,823,923
Class M1, 5.885% 6/25/34 (d)	100,000	100,491
Series 2004-4 Class M2, 5.915% 6/25/34 (d)	315,000	316,646
Asset-Backed Securities - continued
	Principal Amount	Value (Note 1)
Countrywide Home Loans, Inc.: - continued
Series 2005-1:
Class 1AV2, 5.585% 7/25/35 (d)	$ 1,220,000	$ 1,220,514
Class MV1, 5.785% 7/25/35 (d)	435,000	436,453
Class MV2, 5.825% 7/25/35 (d)	525,000	527,176
Series 2005-AB1 Class A2, 5.595% 8/25/35 (d)	2,480,000	2,483,407
Series 2005-IM1 Class A1, 5.515% 11/25/35 (d)	386,492	386,501
CPS Auto Receivables Trust Series 2006-B Class A2, 5.71% 6/15/16 (a)	4,000,000	4,006,875
CS First Boston Mortgage Securities Corp.:
Series 2003-8 Class A2, 5.775% 4/25/34 (d)	31,426	31,509
Series 2004-FRE1:
Class B1, 7.185% 4/25/34 (d)	605,000	604,991
Class M3, 6.035% 4/25/34 (d)	41,121	41,120
Discover Card Master Trust I:
Series 2003-4 Class B1, 5.6988% 5/16/11 (d)	550,000	552,842
Series 2005-1 Class B, 5.5188% 9/16/10 (d)	1,580,000	1,581,148
Series 2005-3 Class B, 5.5588% 5/15/11 (d)	2,000,000	2,001,659
Series 2006-1 Class B1, 5.5188% 8/16/11 (d)	1,845,000	1,845,425
Series 2006-2 Class B1, 5.5138% 1/17/12 (d)	2,000,000	2,000,000
Fannie Mae guaranteed REMIC pass thru certificates Series 2004-T5:
Class AB1, 5.6867% 5/28/35 (d)	285,897	285,852
Class AB3, 5.8394% 5/28/35 (d)	119,329	119,347
Class AB8, 5.7933% 5/28/35 (d)	28,648	28,644
Fieldstone Mortgage Investment Corp.:
Series 2004-3 Class M5, 6.835% 8/25/34 (d)	1,500,000	1,519,970
Series 2005-2 Class 2A1, 5.505% 12/25/35 (d)	1,239,438	1,239,517
Series 2006-2:
Class 2A2, 5.555% 7/25/36 (d)	880,000	880,000
Class M1, 5.695% 7/25/36 (d)	1,765,000	1,765,000
First Franklin Mortgage Loan Asset Backed Certificates Series 2005-FF2 Class A2A, 5.475% 3/25/35 (d)	169,170	169,186
First Franklin Mortgage Loan Trust Series 2004-FF2:
Class M3, 5.935% 3/25/34 (d)	25,000	25,062
Class M4, 6.285% 3/25/34 (d)	25,000	25,140
First Investors Auto Owner Trust Series 2006-A Class A3, 4.93% 2/15/11 (a)	830,000	822,364
Ford Credit Auto Owner Trust Series 2003-B Class B2, 5.7988% 10/15/07 (d)	650,000	650,022
Ford Credit Floorplan Master Owner Trust:
Series 2005-1:
Class A, 5.5188% 5/15/10 (d)	1,375,000	1,374,980
Class B, 5.8088% 5/15/10 (d)	1,110,000	1,111,511
Asset-Backed Securities - continued
	Principal Amount	Value (Note 1)
Ford Credit Floorplan Master Owner Trust: - continued
Series 2006-3:
Class A, 5.5488% 6/15/11 (d)	$ 990,000	$ 990,309
Class B, 5.8188% 6/15/11 (d)	1,405,000	1,405,439
Fremont Home Loan Trust:
Series 2003-B Class M6, 9.885% 12/25/33 (d)	312,930	313,807
Series 2004-A Class M2, 6.535% 1/25/34 (d)	341,042	342,913
Series 2004-B Class M1, 5.965% 5/25/34 (d)	205,000	206,133
Series 2004-C:
Class 2A2, 5.935% 8/25/34 (d)	1,000,000	1,004,941
Class M1, 6.035% 8/25/34 (d)	540,000	545,900
Class M3, 6.535% 8/25/34 (d)	1,000,000	1,016,224
Series 2004-D Class 3A2, 5.665% 11/25/34 (d)	167,575	167,953
Series 2005-2 Class 2A1, 5.495% 6/25/35 (d)	271,993	271,992
Series 2005-A:
Class 2A2, 5.625% 2/25/35 (d)	916,019	916,704
Class M1, 5.815% 1/25/35 (d)	225,000	226,489
Class M2, 5.845% 1/25/35 (d)	325,000	326,689
Class M3, 5.875% 1/25/35 (d)	175,000	176,229
Class M4, 6.065% 1/25/35 (d)	125,000	126,275
Series 2006-A:
Class M3, 5.765% 5/25/36 (d)	455,000	454,990
Class M4, 5.785% 5/25/36 (d)	685,000	684,984
Class M5, 5.885% 5/25/36 (d)	365,000	365,964
GE Business Loan Trust Series 2003-1 Class A, 5.7988% 4/15/31 (a)(d)	213,666	214,664
GE Capital Credit Card Master Note Trust Series 2005-2 Class B, 5.5688% 6/15/11 (d)	925,000	925,624
Gracechurch Card Funding PLC:
Series 11 Class C, 5.6488% 11/15/10 (d)	2,490,000	2,490,000
Series 5:
Class B, 5.5988% 8/15/08 (d)	80,000	80,004
Class C, 6.2988% 8/15/08 (d)	295,000	295,063
Series 6 Class B, 5.5588% 2/17/09 (d)	75,000	74,987
Series 8 Class C, 5.6988% 6/15/10 (d)	2,650,000	2,650,000
Series 9:
Class B, 5.5188% 9/15/10 (d)	485,000	485,000
Class C, 5.6788% 9/15/10 (d)	1,800,000	1,802,178
GSAMP Trust:
Series 2002-NC1 Class A2, 5.705% 7/25/32 (d)	2,606	2,639
Series 2003-FM1 Class M1, 6.1981% 3/20/33 (d)	636,784	637,176
Series 2004-AHL Class A2D, 5.745% 8/25/34 (d)	978,654	982,633
Asset-Backed Securities - continued
	Principal Amount	Value (Note 1)
GSAMP Trust: - continued
Series 2004-FM1:
Class M1, 6.035% 11/25/33 (d)	$ 168,544	$ 168,541
Class M2, 6.785% 11/25/33 (d)	135,000	136,597
Series 2004-FM2 Class M1, 5.885% 1/25/34 (d)	249,683	249,679
Series 2004-HE1:
Class M1, 5.935% 5/25/34 (d)	320,000	319,993
Class M2, 6.535% 5/25/34 (d)	150,000	151,872
Series 2005-6:
Class A2, 5.595% 6/25/35 (d)	1,800,000	1,798,675
Class M3, 6.035% 6/25/35 (d)	1,555,000	1,552,686
Series 2005-9 Class 2A1, 5.505% 8/25/35 (d)	1,126,702	1,126,141
Series 2005-HE2 Class M, 5.815% 3/25/35 (d)	1,220,000	1,225,568
Series 2005-MTR1 Class A1, 5.525% 10/25/35 (d)	1,543,591	1,543,591
Series 2005-NC1 Class M1, 5.835% 2/25/35 (d)	1,205,000	1,211,318
Series 2006-NC2 Class M4, 5.735% 6/25/36 (d)	1,541,000	1,542,196
Guggenheim Structured Real Estate Funding Ltd. Series 2005-1 Class C, 6.465% 5/25/30 (a)(d)	2,880,000	2,880,000
Harwood Street Funding I LLC Series 2004-1A Class CTFS, 7.3781% 9/20/09 (a)(d)	1,700,000	1,702,387
Home Equity Asset Trust:
Series 2002-3 Class A5, 5.825% 2/25/33 (d)	14	14
Series 2002-5 Class M1, 6.585% 5/25/33 (d)	165,729	165,842
Series 2003-1 Class M1, 6.385% 6/25/33 (d)	524,845	525,267
Series 2003-2 Class M1, 6.265% 8/25/33 (d)	66,323	66,458
Series 2003-3 Class M1, 6.245% 8/25/33 (d)	320,568	321,515
Series 2003-4 Class M1, 6.185% 10/25/33 (d)	96,601	96,904
Series 2003-5:
Class A2, 5.735% 12/25/33 (d)	24,569	24,634
Class M1, 6.085% 12/25/33 (d)	160,000	161,089
Class M2, 7.115% 12/25/33 (d)	70,000	71,188
Series 2003-7:
Class A2, 5.765% 3/25/34 (d)	109,722	109,773
Class M1, 6.035% 3/25/34 (d)	795,000	797,654
Series 2003-8 Class M1, 6.105% 4/25/34 (d)	260,000	262,574
Series 2004-4 Class A2, 5.705% 10/25/34 (d)	174,129	174,417
Series 2004-6 Class A2, 5.735% 12/25/34 (d)	510,559	511,666
Series 2005-1:
Class M1, 5.815% 5/25/35 (d)	1,270,000	1,274,938
Class M2, 5.835% 5/25/35 (d)	1,410,000	1,415,368
Series 2005-2:
Class 2A2, 5.585% 7/25/35 (d)	1,830,000	1,831,223
Class M1, 5.835% 7/25/35 (d)	890,000	893,340
Asset-Backed Securities - continued
	Principal Amount	Value (Note 1)
Household Affinity Credit Card Master Note Trust I Series 2003-3 Class B, 5.6588% 8/15/08 (d)	$ 500,000	$ 499,937
Household Home Equity Loan Trust:
Series 2003-2:
Class A, 5.7081% 9/20/33 (d)	100,180	100,233
Class M, 5.9581% 9/20/33 (d)	47,513	47,546
Series 2004-1 Class M, 5.7869% 9/20/33 (d)	136,170	136,768
Household Mortgage Loan Trust Series 2004-HC1:
Class A, 5.7281% 2/20/34 (d)	193,833	193,968
Class M, 5.8781% 2/20/34 (d)	117,556	117,634
Household Private Label Credit Card Master Note Trust I Series 2002-2 Class A, 5.5388% 1/18/11 (d)	1,000,000	1,000,668
HSBC Automotive Trust:
Series 2006-1 Class A2, 5.4% 6/17/09	3,410,000	3,407,464
Series 2006-2 Class A2, 5.61% 6/17/09	1,500,000	1,502,051
HSBC Home Equity Loan Trust:
Series 2005-2:
Class M1, 5.8381% 1/20/35 (d)	268,818	269,417
Class M2, 5.8681% 1/20/35 (d)	200,120	200,828
Series 2005-3:
Class A1, 5.5269% 1/20/35 (d)	601,236	601,788
Class M1, 5.6869% 1/20/35 (d)	353,051	353,703
IXIS Real Estate Capital Trust Series 2005-HE1:
Class A1, 5.635% 6/25/35 (d)	649,165	649,604
Class M1, 5.855% 6/25/35 (d)	550,000	551,986
John Deere Owner Trust Series 2006-A Class A2, 5.41% 11/17/08	1,805,000	1,804,368
Keycorp Student Loan Trust Series 1999-A Class A2, 5.81% 12/27/09 (d)	225,423	226,072
Long Beach Mortgage Loan Trust:
Series 2003-2 Class M1, 6.205% 6/25/33 (d)	462,597	463,452
Series 2003-3 Class M1, 6.135% 7/25/33 (d)	337,423	338,642
Series 2006-6:
Class 2A3, 5.5438% 7/25/36 (d)	1,435,000	1,435,000
Class M4, 5.7538% 7/25/36 (d)	425,000	425,000
Class M5, 5.7838% 7/25/36 (d)	265,000	265,000
Class M6, 5.8438% 7/25/36 (d)	265,000	265,000
MASTR Asset Backed Securities Trust:
Series 2004-FRE1 Class M1, 5.935% 7/25/34 (d)	485,000	485,947
Series 2004-HE1 Class M1, 6.035% 9/25/34 (d)	685,000	690,186
MBNA Credit Card Master Note Trust:
Series 2001-B2 Class B2, 5.7288% 1/15/09 (d)	1,000,000	999,901
Series 2002-B2 Class B2, 5.7488% 10/15/09 (d)	1,034,000	1,036,490
Asset-Backed Securities - continued
	Principal Amount	Value (Note 1)
MBNA Credit Card Master Note Trust: - continued
Series 2002-B4 Class B4, 5.8688% 3/15/10 (d)	$ 630,000	$ 633,045
Series 2003-B1 Class B1, 5.8088% 7/15/10 (d)	1,510,000	1,518,348
Series 2003-B2 Class B2, 5.7588% 10/15/10 (d)	125,000	125,667
Series 2003-B3 Class B3, 5.7438% 1/18/11 (d)	1,550,000	1,557,092
Series 2003-B5 Class B5, 5.7388% 2/15/11 (d)	2,000,000	2,011,750
Series 2003-C2 Class C2, 6.9688% 6/15/10 (d)	2,000,000	2,041,099
Series 2005-C3 Class C, 5.6388% 3/15/11 (d)	2,830,000	2,836,502
MBNA Master Credit Card Trust II:
Series 1998-E Class B, 5.8369% 9/15/10 (d)	200,000	200,920
Series 1998-G Class B, 5.7688% 2/17/09 (d)	500,000	500,140
Meritage Mortgage Loan Trust Series 2004-1:
Class M1, 5.885% 7/25/34 (d)	150,000	150,303
Class M2, 5.935% 7/25/34 (d)	25,000	25,058
Class M3, 6.335% 7/25/34 (d)	50,000	50,298
Class M4, 6.485% 7/25/34 (d)	50,000	50,315
Merrill Lynch Mortgage Investors, Inc.:
Series 2004-FM1 Class M2, 6.535% 1/25/35 (d)	150,000	150,785
Series 2004-HE2:
Class A1B, 5.855% 8/25/35 (d)	284,892	286,141
Class A2B, 5.765% 8/25/35 (d)	759,441	761,765
Merrill Lynch Mortgage Ltd. Series 2004-OP1N Class N1, 4.75% 6/25/35 (a)	4,048	4,017
Morgan Stanley ABS Capital I, Inc.:
Series 2002-HE3 Class M1, 6.485% 12/27/32 (d)	125,000	126,119
Series 2003-NC10 Class M1, 6.065% 10/25/33 (d)	792,708	796,609
Series 2003-NC8 Class M1, 6.085% 9/25/33 (d)	119,992	120,416
Series 2004-HE6 Class A2, 5.725% 8/25/34 (d)	430,254	431,413
Series 2004-NC2 Class M1, 5.935% 12/25/33 (d)	375,000	377,343
Series 2004-NC6 Class A2, 5.725% 7/25/34 (d)	90,032	90,113
Series 2005-1 Class M2, 5.855% 12/25/34 (d)	570,000	573,129
Series 2005-HE1:
Class A3B, 5.605% 12/25/34 (d)	277,636	277,924
Class M1, 5.835% 12/25/34 (d)	150,000	150,975
Class M2, 5.855% 12/25/34 (d)	385,000	387,259
Series 2005-HE2:
Class M1, 5.785% 1/25/35 (d)	370,000	372,361
Class M2, 5.825% 1/25/35 (d)	265,000	266,117
Series 2005-NC1:
Class M1, 5.825% 1/25/35 (d)	325,000	327,217
Class M2, 5.855% 1/25/35 (d)	325,000	325,988
Class M3, 5.895% 1/25/35 (d)	325,000	327,358
Asset-Backed Securities - continued
	Principal Amount	Value (Note 1)
Morgan Stanley ABS Capital I, Inc.: - continued
Series 2006-HE4:
Class M1, 5.665% 6/25/36 (d)	$ 440,000	$ 440,174
Class M2:
5.685% 6/25/36 (d)	770,000	770,300
5.695% 6/25/36 (d)	550,000	549,987
Class M4, 5.735% 6/25/36 (d)	1,160,000	1,159,973
Series 2006-HE5 Class B1, 6.355% 8/25/36 (d)	2,415,000	2,415,507
Morgan Stanley Dean Witter Capital I Trust:
Series 2001-AM1 Class M1, 6.66% 2/25/32 (d)	334,289	336,741
Series 2001-NC1 Class M2, 6.99% 10/25/31 (d)	10,752	10,762
Series 2001-NC4 Class M1, 6.885% 1/25/32 (d)	69,227	69,294
Series 2002-AM3 Class A3, 5.875% 2/25/33 (d)	14,114	14,148
Series 2002-HE1 Class M1, 5.985% 7/25/32 (d)	590,000	596,834
Series 2002-NC3 Class M1, 6.105% 8/25/32 (d)	100,000	100,124
Series 2002-OP1 Class M1, 6.135% 9/25/32 (d)	435,350	435,640
Navistar Financial Dealer Note Master Trust Series 2005-1 Class A, 5.495% 2/25/13 (d)	2,050,000	2,054,685
New Century Home Equity Loan Trust Series 2005-1:
Class M1, 5.835% 3/25/35 (d)	595,000	597,291
Class M2, 5.865% 3/25/35 (d)	595,000	597,945
Class M3, 5.905% 3/25/35 (d)	290,000	292,165
Nissan Auto Lease Trust:
Series 2003-A Class A3A, 5.5088% 6/15/09 (d)	45,061	45,064
Series 2004-A Class A4A, 5.4388% 6/15/10 (d)	1,325,000	1,325,763
Series 2005-A Class A4, 5.4188% 8/15/11 (d)	2,210,000	2,210,001
NovaStar Home Equity Loan Series 2004-1:
Class M1, 5.835% 6/25/34 (d)	97,514	97,986
Class M4, 6.36% 6/25/34 (d)	170,000	171,374
NovaStar Mortgage Funding Trust Series 2003-3 Class A3, 5.835% 12/25/33 (d)	57,779	57,934
Ocala Funding LLC Series 2006-1A Class A, 6.6669% 3/20/11 (a)(d)	965,000	965,000
Option One Mortgage Loan Trust Series 2003-6 Class M1, 6.035% 11/25/33 (d)	1,025,000	1,033,378
Ownit Mortgage Loan Asset-Backed Certificates Series 2005-3 Class A2A, 5.505% 6/25/36 (d)	1,066,437	1,066,545
Park Place Securities, Inc.:
Series 2004 WWF1 Class M4, 6.485% 1/25/35 (d)	945,000	958,458
Series 2004-WCW1:
Class M1, 6.015% 9/25/34 (d)	385,000	389,714
Class M2, 6.065% 9/25/34 (d)	160,000	161,468
Class M3, 6.635% 9/25/34 (d)	310,000	313,779
Asset-Backed Securities - continued
	Principal Amount	Value (Note 1)
Park Place Securities, Inc.: - continued
Series 2004-WCW1:
Class M4, 6.835% 9/25/34 (d)	$ 435,000	$ 440,130
Series 2004-WCW2 Class A2, 5.765% 10/25/34 (d)	267,982	268,346
Series 2004-WWF1 Class A5, 5.855% 1/25/35 (d)	176,386	176,772
Series 2005-WCH1:
Class A3B, 5.605% 1/25/35 (d)	220,853	221,079
Class M2, 5.905% 1/25/35 (d)	1,130,000	1,136,212
Class M3, 5.945% 1/25/35 (d)	425,000	428,411
Class M5, 6.265% 1/25/35 (d)	400,000	404,316
Series 2005-WHQ1 Class M7, 6.635% 3/25/35 (d)	910,000	915,268
Providian Master Note Trust:
Series 2005-2 Class C2, 5.8688% 11/15/12 (a)(d)	2,160,000	2,167,042
Series 2006-C1A Class C1, 5.9188% 3/16/15 (a)(d)	1,575,000	1,575,000
Residential Asset Mortgage Products, Inc.:
Series 2004-RS10 Class MII2, 6.635% 10/25/34 (d)	1,300,000	1,326,007
Series 2004-RS6:
Class 2M2, 6.685% 6/25/34 (d)	250,000	249,995
Class 2M3, 6.835% 6/25/34 (d)	250,000	249,995
Series 2005-SP2 Class 1A1, 5.535% 5/25/44 (d)	837,715	837,899
Residential Asset Securities Corp.:
Series 2004-KS10 Class AI2, 5.705% 3/25/29 (d)	42,163	42,260
Series 2005-KS7 Class A1, 5.485% 8/25/35 (d)	537,341	537,392
Salomon Brothers Mortgage Securities VII, Inc. Series 2003-HE1 Class A, 5.785% 4/25/33 (d)	1,451	1,454
Saxon Asset Securities Trust:
Series 2004-1 Class M1, 5.915% 3/25/35 (d)	640,000	641,014
Series 2004-2 Class MV1, 5.965% 8/25/35 (d)	415,000	416,651
Sharps SP I LLC Net Interest Margin Trust Series 2004-HE3N Class NA, 5.19% 11/25/34 (a)	282,916	281,994
Sierra Timeshare Receivables Fund LLC Series 2006-1A Class A2, 5.4994% 5/20/18 (a)(d)	4,160,000	4,158,569
Specialty Underwriting & Residential Finance:
Series 2003-BC3 Class M1, 6.035% 8/25/34 (d)	1,000,000	1,003,638
Series 2003-BC4 Class M1, 5.985% 11/25/34 (d)	260,000	261,499
Structured Asset Investment Loan Trust:
Series 2003-BC9 Class M1, 6.085% 8/25/33 (d)	1,135,000	1,137,921
Series 2004-8 Class M5, 6.535% 9/25/34 (d)	290,000	294,067
Series 2005-1 Class M4, 6.145% 2/25/35 (a)(d)	485,000	490,687
Structured Asset Securities Corp. Series 2004-GEL1 Class A, 5.745% 2/25/34 (d)	39,085	39,084
Superior Wholesale Inventory Financing Trust VII Series 2003-A8 Class CTFS, 5.8188% 3/15/11 (a)(d)	675,000	675,000
Asset-Backed Securities - continued
	Principal Amount	Value (Note 1)
Superior Wholesale Inventory Financing Trust XII Series 2005-A12 Class C, 6.5688% 6/15/10 (d)	$ 980,000	$ 981,880
Terwin Mortgage Trust:
Series 2003-4HE Class A1, 5.815% 9/25/34 (d)	56,585	56,853
Series 2003-6HE Class A1, 5.855% 11/25/33 (d)	41,734	41,899
Series 2005-14HE Class AF1, 5.525% 8/25/36 (d)	618,961	619,009
Series 2006-9HGA Class A1, 5.451% 10/25/37 (a)(b)(d)	1,500,000	1,499,400
Triad Auto Receivables Owner Trust Series 2006-B Class A2, 5.36% 11/12/09	2,585,000	2,582,497
Turquoise Card Backed Securities PLC Series 2006-1A Class C, 5.5536% 5/16/11 (a)(d)	2,165,000	2,165,000
UPFC Auto Receivables Trust Series 2006-A Class A2, 5.44% 6/15/09	685,000	684,371
Washington Mutual Asset Holdings Corp. Series 2006-5 Class N1, 5.926% 7/25/46 (a)	2,159,436	2,150,764
WFS Financial Owner Trust:
Series 2004-3 Class D, 4.07% 2/17/12	303,038	299,080
Series 2004-4 Class D, 3.58% 5/17/12	276,891	271,413
Series 2005-1 Class D, 4.09% 8/15/12	290,262	285,247
Whinstone Capital Management Ltd. Series 1A Class B3, 6.385% 10/25/44 (a)(d)	2,180,000	2,180,000
TOTAL ASSET-BACKED SECURITIES (Cost $252,505,307)		252,873,611
Collateralized Mortgage Obligations - 15.7%

Private Sponsor - 11.3%
Adjustable Rate Mortgage Trust floater:
Series 2004-2 Class 7A3, 5.785% 2/25/35 (d)	685,423	687,801
Series 2004-4 Class 5A2, 5.785% 3/25/35 (d)	206,688	207,031
Series 2005-1 Class 5A2, 5.715% 5/25/35 (d)	396,381	395,302
Series 2005-10 Class 5A2, 5.705% 1/25/36 (d)	1,422,145	1,423,870
Series 2005-2:
Class 6A2, 5.665% 6/25/35 (d)	168,083	168,346
Class 6M2, 5.865% 6/25/35 (d)	1,375,000	1,383,106
Series 2005-3 Class 8A2, 5.625% 7/25/35 (d)	1,371,650	1,374,279
Series 2005-5 Class 6A2, 5.615% 9/25/35 (d)	1,109,441	1,109,911
Series 2005-8 Class 7A2, 5.665% 11/25/35 (d)	700,240	702,174
American Home Mortgage Assets Trust floater Series 2006-1 Class 2A1, 5.575% 5/25/46 (d)	1,451,520	1,450,977
Bear Stearns Adjustable Rate Mortgage Trust Series 2005-6 Class 1A1, 5.1058% 8/25/35 (d)	1,951,660	1,937,851
Collateralized Mortgage Obligations - continued
	Principal Amount	Value (Note 1)
Private Sponsor - continued
Bear Stearns Alt-A Trust floater:
Series 2005-1 Class A1, 5.665% 1/25/35 (d)	$ 1,619,538	$ 1,622,178
Series 2005-2 Class 1A1, 5.635% 3/25/35 (d)	1,130,774	1,130,938
Citigroup Mortgage Loan Trust Series 2006-NC1:
Class M4, 5.74% 8/25/36 (d)	1,205,000	1,205,000
Class M5, 5.77% 8/25/36 (d)	860,000	860,000
CS First Boston Mortgage Securities Corp. floater:
Series 2004-AR2 Class 6A1, 5.785% 3/25/34 (d)	109,804	109,958
Series 2004-AR3 Class 6A2, 5.755% 4/25/34 (d)	54,382	54,424
Series 2004-AR5 Class 11A2, 5.755% 6/25/34 (d)	101,539	101,616
Series 2004-AR6 Class 9A2, 5.755% 10/25/34 (d)	134,619	134,860
Series 2004-AR7 Class 6A2, 5.765% 8/25/34 (d)	236,872	237,461
Series 2004-AR8 Class 8A2, 5.765% 9/25/34 (d)	193,067	194,007
CWALT, Inc. floater Series 2005-56 Class 3A1, 5.675% 11/25/35 (d)	754,178	756,673
First Horizon Mortgage pass thru Trust floater Series 2004-FL1 Class 2A1, 5.8719% 12/25/34 (d)	172,408	172,641
Gracechurch Mortgage Funding PLC floater Series 1A:
Class A2B, 5.0981% 10/11/41 (a)(d)	3,695,000	3,695,813
Class CB, 5.3081% 10/11/41 (a)(d)	260,000	260,000
Class DB, 5.4981% 10/11/41 (a)(d)	1,060,000	1,060,000
Granite Master Issuer PLC floater:
Series 2005-1:
Class A3, 5.4938% 12/21/24 (d)	700,000	700,799
Class B1, 5.5438% 12/20/54 (d)	950,000	949,959
Class M1, 5.6438% 12/20/54 (d)	700,000	699,972
Series 2005-2 Class C1, 5.6894% 12/20/54 (d)	1,200,000	1,199,880
Series 2005-4:
Class C1, 5.6194% 12/20/54 (d)	925,000	925,000
Class M2, 5.4694% 12/20/54 (d)	1,830,000	1,830,072
Granite Mortgages PLC floater:
Series 2004-2:
Class 1A2, 5.4838% 6/20/28 (d)	67,641	67,636
Class 1B, 5.5838% 6/20/44 (d)	13,518	13,526
Class 1C, 6.1138% 6/20/44 (d)	49,372	49,422
Class 1M, 5.6938% 6/20/44 (d)	295,784	296,119
Series 2004-3:
Class 1B, 5.5738% 9/20/44 (d)	95,901	95,912
Class 1C, 6.0038% 9/20/44 (d)	443,542	443,923
Class 1M, 5.6838% 9/20/44 (d)	47,950	47,961
GSAMP Trust floater Series 2004-11 Class 2A1, 5.715% 12/20/34 (d)	1,005,428	1,007,118
Collateralized Mortgage Obligations - continued
	Principal Amount	Value (Note 1)
Private Sponsor - continued
Holmes Financing No. 10 PLC floater Series 10A:
Class 1C, 5.7382% 7/15/40 (a)(d)	$ 415,000	$ 415,000
Class 2A, 5.4982% 7/15/40 (a)(d)	1,040,000	1,040,000
Class 2C, 5.8182% 7/15/40 (a)(d)	975,000	975,000
Holmes Financing No. 8 PLC floater Series 2:
Class A, 5.5869% 4/15/11 (d)	1,400,000	1,401,218
Class B, 5.6769% 7/15/40 (d)	190,000	190,059
Class C, 6.2269% 7/15/40 (d)	775,000	776,211
Homestar Mortgage Acceptance Corp. floater Series 2004-5 Class A1, 5.835% 10/25/34 (d)	752,610	755,514
Impac CMB Trust floater:
Series 2004-11 Class 2A2, 5.755% 3/25/35 (d)	594,453	595,963
Series 2004-6 Class 1A2, 5.775% 10/25/34 (d)	189,309	189,747
Series 2005-1:
Class M1, 5.845% 4/25/35 (d)	273,170	273,709
Class M2, 5.885% 4/25/35 (d)	483,079	483,966
Class M3, 5.915% 4/25/35 (d)	117,894	118,322
Class M4, 6.135% 4/25/35 (d)	71,887	72,155
Class M5, 6.155% 4/25/35 (d)	71,887	72,182
Class M6, 6.205% 4/25/35 (d)	112,143	112,457
Series 2005-2 Class 1A2, 5.695% 4/25/35 (d)	1,148,589	1,151,820
Series 2005-4 Class 1B1, 6.685% 5/25/35 (d)	492,479	493,094
Series 2005-7:
Class M1, 5.865% 11/25/35 (d)	206,828	206,976
Class M2, 5.905% 11/25/35 (d)	155,121	155,554
Class M3, 6.005% 11/25/35 (d)	775,605	777,767
Class M4, 6.045% 11/25/35 (d)	370,567	371,673
Lehman Structured Securities Corp. floater Series 2005-1 Class A2, 5.7838% 9/26/45 (a)(d)	1,258,584	1,260,551
Lehman XS Trust floater Series 2006-GP1 Class A1, 5.475% 5/25/46 (d)	2,431,376	2,431,376
Master Seasoned Securitization Trust Series 2004-1 Class 1A1, 6.236% 8/25/17 (d)	539,680	545,226
MASTR Adjustable Rate Mortgages Trust floater:
Series 2004-11:
Class 1A4, 5.875% 11/25/34 (d)	114,714	115,301
Class 2A1, 5.765% 11/25/34 (d)	370,401	372,032
Class 2A2, 5.825% 11/25/34 (d)	81,544	81,706
Series 2005-1 Class 1A1, 5.655% 3/25/35 (d)	519,432	520,545
Collateralized Mortgage Obligations - continued
	Principal Amount	Value (Note 1)
Private Sponsor - continued
Merrill Lynch Mortgage Investors, Inc.:
floater:
Series 2003-A:
Class 2A1, 5.775% 3/25/28 (d)	$ 161,005	$ 161,929
Class 2A2, 5.3738% 3/25/28 (d)	57,502	57,645
Series 2003-B Class A1, 5.725% 4/25/28 (d)	155,025	155,703
Series 2003-D Class A, 5.695% 8/25/28 (d)	705,789	707,053
Series 2003-E Class A2, 5.2938% 10/25/28 (d)	288,006	288,063
Series 2003-F Class A2, 5.42% 10/25/28 (d)	298,406	298,568
Series 2004-A Class A2, 4.34% 4/25/29 (d)	388,677	388,123
Series 2004-B Class A2, 5.5875% 6/25/29 (d)	397,820	397,697
Series 2004-C Class A2, 5.01% 7/25/29 (d)	503,723	503,011
Series 2004-D Class A2, 5.3238% 9/25/29 (d)	537,729	537,741
Series 2004-E Class A2D, 5.6294% 11/25/29 (d)	565,980	567,948
Series 2004-G Class A2, 5.8719% 11/25/29 (d)	248,639	248,849
Series 2005-A Class A2, 5.2138% 2/25/30 (d)	700,737	700,907
Series 2005-B Class A2, 5.5475% 7/25/30 (d)	755,944	756,086
Series 2003-G Class XA1, 1% 1/25/29 (f)	1,628,696	12,662
MortgageIT Trust floater Series 2004-2:
Class A1, 5.755% 12/25/34 (d)	436,503	436,187
Class A2, 5.835% 12/25/34 (d)	589,604	595,024
Opteum Mortgage Acceptance Corp. floater:
Series 2005-3 Class APT, 5.675% 7/25/35 (d)	1,952,122	1,954,258
Series 2005-5 Class 1A1B, 5.585% 12/25/35 (d)	920,000	920,000
Permanent Financing No. 3 PLC floater Series 2 Class C, 6.35% 6/10/42 (d)	1,205,000	1,208,247
Permanent Financing No. 4 PLC floater Series 2 Class C, 6.02% 6/10/42 (d)	1,145,000	1,149,501
Permanent Financing No. 5 PLC floater:
Series 2:
Class A, 5.41% 6/10/11 (d)	5,000,000	5,003,143
Class C, 5.95% 6/10/42 (d)	390,000	391,341
Series 3 Class C, 6.12% 6/10/42 (d)	1,030,000	1,040,300
Permanent Financing No. 6 PLC floater Series 6 Class 2C, 5.75% 6/10/42 (d)	1,600,000	1,602,125
Permanent Financing No. 7 PLC floater Series 7 Class 2C, 5.63% 6/10/42 (d)	1,140,000	1,141,158
Permanent Financing No. 8 PLC floater:
Series 3C, 5.82% 6/10/42 (d)	910,000	910,419
Series 8 Class 2C, 5.7% 6/10/42 (d)	1,435,000	1,435,222
Collateralized Mortgage Obligations - continued
	Principal Amount	Value (Note 1)
Private Sponsor - continued
Residential Asset Mortgage Products, Inc.:
sequential pay:
Series 2003-SL1 Class A31, 7.125% 4/25/31	$ 206,596	$ 207,313
Series 2004-SL2 Class A1, 6.5% 10/25/16	80,982	81,668
Series 2005-AR5 Class 1A1, 4.8362% 9/19/35 (d)	552,013	546,706
Residential Finance LP/Residential Finance Development Corp. floater Series 2003-A:
Class B4, 7.145% 3/10/35 (a)(d)	94,445	95,395
Class B5, 7.695% 3/10/35 (a)(d)	94,445	95,703
Residential Funding Securities Corp.:
Series 2003-RP1 Class A1, 5.885% 11/25/34 (d)	22,946	22,967
Series 2003-RP2 Class A1, 5.8438% 6/25/33 (a)(d)	122,085	122,619
Sequoia Mortgage Funding Trust Series 2003-A Class AX1, 0.8% 10/21/08 (a)(f)	4,780,733	16,554
Sequoia Mortgage Trust floater:
Series 2003-5 Class A2, 5.27% 9/20/33 (d)	272,790	272,773
Series 2003-7 Class A2, 5.6419% 1/20/34 (d)	128,584	128,582
Series 2004-1 Class A, 5.8825% 2/20/34 (d)	189,103	189,228
Series 2004-10 Class A4, 5.56% 11/20/34 (d)	590,168	590,639
Series 2004-12 Class 1A2, 5.82% 1/20/35 (d)	910,595	912,892
Series 2004-4 Class A, 5.48% 5/20/34 (d)	695,180	695,009
Series 2004-5 Class A3, 5.5769% 6/20/34 (d)	259,241	259,325
Series 2004-6:
Class A3A, 5.8275% 6/20/35 (d)	291,509	291,851
Class A3B, 5.1069% 7/20/34 (d)	583,019	583,144
Series 2004-7:
Class A3A, 5.265% 8/20/34 (d)	340,782	341,461
Class A3B, 5.49% 7/20/34 (d)	661,713	664,435
Series 2004-8 Class A2, 5.31% 9/20/34 (d)	1,022,266	1,022,727
Series 2005-1 Class A2, 5.8325% 2/20/35 (d)	492,855	493,754
Series 2005-2 Class A2, 5.19% 3/20/35 (d)	884,660	883,635
Structured Asset Securities Corp. floater:
Series 2004-NP1 Class A, 5.785% 9/25/33 (a)(d)	120,048	120,142
Series 2005-AR1 Class B1, 7.385% 9/25/35 (a)(d)	1,155,000	990,413
Thornburg Mortgage Securities Trust floater:
Series 2004-3 Class A, 5.755% 9/25/34 (d)	1,974,785	1,981,992
Series 2005-3 Class A4, 5.655% 10/25/35 (d)	2,152,569	2,148,993
WaMu Mortgage pass thru certificates:
floater:
Series 2005-AR11 Class A1C1, 5.585% 8/25/45 (d)	895,747	895,897
Collateralized Mortgage Obligations - continued
	Principal Amount	Value (Note 1)
Private Sponsor - continued
WaMu Mortgage pass thru certificates: - continued
floater:
Series 2005-AR13 Class A1C1, 5.575% 10/25/45 (d)	$ 1,333,812	$ 1,333,947
Series 2005-AR17 Class A1C1, 5.575% 12/25/45 (d)	1,011,410	1,011,601
Series 2005-AR19 Class A1C1, 5.575% 12/25/45 (d)	1,410,284	1,410,946
sequential pay Series 2002-S6 Class A25, 6% 10/25/32	123,203	122,678
Washington Mutual Mortgage Securities Corp. sequential pay Series 2003-MS9 Class 2A1, 7.5% 12/25/33	56,799	58,231
Wells Fargo Mortgage Backed Securities Trust:
Series 2004-M Class A3, 4.6748% 8/25/34 (d)	1,368,256	1,358,478
Series 2005-AR10 Class 2A2, 4.1096% 6/25/35 (d)	4,531,302	4,435,326
Series 2005-AR12 Class 2A1, 4.3193% 7/25/35 (d)	2,954,017	2,897,960
TOTAL PRIVATE SPONSOR		97,572,534
U.S. Government Agency - 4.4%
Fannie Mae:
floater Series 2002-89 Class F, 5.685% 1/25/33 (d)	102,476	102,609
planned amortization class:
Series 1993-207 Class G, 6.15% 4/25/23	422,076	422,956
Series 2003-24 CLass PB, 4.5% 12/25/12	1,847,539	1,829,445
Fannie Mae guaranteed REMIC pass thru certificates:
floater:
Series 2001-38 Class QF, 6.365% 8/25/31 (d)	933,207	959,669
Series 2002-11 Class QF, 5.885% 3/25/32 (d)	140,519	142,239
Series 2002-36 Class FT, 5.885% 6/25/32 (d)	139,612	140,811
Series 2002-49 Class FB, 5.9688% 11/18/31 (d)	1,410,446	1,422,989
Series 2002-60 Class FV, 6.385% 4/25/32 (d)	304,586	314,877
Series 2002-64 Class FE, 5.7188% 10/18/32 (d)	71,884	71,822
Series 2002-68 Class FH, 5.8688% 10/18/32 (d)	1,181,150	1,198,536
Series 2002-74 Class FV, 5.835% 11/25/32 (d)	92,253	92,957
Series 2002-75 Class FA, 6.385% 11/25/32 (d)	623,941	645,328
Series 2003-11:
Class DF, 5.835% 2/25/33 (d)	73,850	74,399
Class EF, 5.835% 2/25/33 (d)	39,740	39,862
Series 2003-122 Class FL, 5.735% 7/25/29 (d)	512,689	515,628
Series 2003-15 Class WF, 5.735% 8/25/17 (d)	611,239	613,830
Series 2004-33 Class FW, 5.785% 8/25/25 (d)	882,161	885,294
Series 2004-54 Class FE, 6.535% 2/25/33 (d)	508,219	511,951
Collateralized Mortgage Obligations - continued
	Principal Amount	Value (Note 1)
U.S. Government Agency - continued
Fannie Mae guaranteed REMIC pass thru certificates: - continued
planned amortization class:
Series 2002-11 Class QB, 5.5% 3/25/15	$ 213,301	$ 212,536
Series 2002-28 Class PJ, 6.5% 3/25/31	50,460	50,270
Series 2002-52 Class PA, 6% 4/25/31	9,977	9,948
Series 2005-72 Class FG, 5.635% 5/25/35 (d)	6,595,031	6,582,477
Series 2002-50 Class LE, 7% 12/25/29	43,082	43,211
Series 2004-31 Class IA, 4.5% 6/25/10 (f)	226,157	3,005
Freddie Mac planned amortization class Series 2162 Class PH, 6% 6/15/29	1,376,634	1,380,978
Freddie Mac Multi-class participation certificates guaranteed:
floater:
Series 2406:
Class FP, 6.3488% 1/15/32 (d)	1,164,721	1,196,188
Class PF, 6.3488% 12/15/31 (d)	1,135,000	1,168,134
Series 2410 Class PF, 6.3488% 2/15/32 (d)	2,340,465	2,411,797
Series 2526 Class FC, 5.7688% 11/15/32 (d)	20,227	20,344
Series 2538 Class FB, 5.7688% 12/15/32 (d)	170,656	171,395
Series 2551 Class FH, 5.8188% 1/15/33 (d)	65,833	66,062
Series 2553 Class FB, 5.8688% 3/15/29 (d)	2,813,108	2,832,002
Series 2577 Class FW, 5.8688% 1/15/30 (d)	1,861,274	1,875,770
Series 2861 Class JF, 5.6688% 4/15/17 (d)	810,184	811,482
Series 2994 Class FB, 5.5188% 6/15/20 (d)	698,199	696,348
Series 3066 Class HF, 0% 1/15/34 (d)	78,930	81,672
planned amortization class:
Series 2389 Class DA, 6.2688% 11/15/30 (d)	1,773,892	1,788,914
Series 2395 Class PE, 6% 2/15/30	114,483	114,339
Series 2543 CLass PM, 5.5% 8/15/18	524,597	523,401
Series 2614 Class IC, 4.5% 12/15/10 (f)	848,785	12,230
Series 2640 Class GR, 3% 3/15/10	150,344	149,993
Series 2650 Class FV, 5.7688% 12/15/32 (d)	1,684,141	1,693,004
Series 2676:
Class KN, 3% 12/15/13	1,033,721	1,018,577
Class QA, 3% 8/15/16	207,425	206,810
Series 2683 Class UH, 3% 3/15/19	1,303,749	1,292,960
Series 2748 Class IB, 4.5% 3/15/10 (f)	417,752	3,458
Series 2776 Class UJ, 4.5% 5/15/20 (f)	338,136	8,928
Series 2828 Class JA, 4.5% 1/15/10	780,360	776,069
Series 1803 Class A, 6% 12/15/08	253,438	253,641
Collateralized Mortgage Obligations - continued
	Principal Amount	Value (Note 1)
U.S. Government Agency - continued
Ginnie Mae guaranteed REMIC pass thru securities:
floater Series 2001-21 Class FB, 5.7688% 1/16/27 (d)	$ 105,339	$ 105,961
planned amortization class Series 2002-5 Class PD, 6.5% 5/16/31	199,449	200,616
TOTAL U.S. GOVERNMENT AGENCY		37,747,722
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $135,473,039)		135,320,256
Commercial Mortgage Securities - 6.8%

Banc of America Large Loan, Inc.:
floater:
Series 2003-BBA2:
Class A3, 5.6888% 11/15/15 (a)(d)	203,257	203,360
Class C, 5.8388% 11/15/15 (a)(d)	70,000	70,146
Class D, 5.9188% 11/15/15 (a)(d)	110,000	110,257
Class F, 6.2688% 11/15/15 (a)(d)	80,000	80,190
Class H, 6.7688% 11/15/15 (a)(d)	70,000	70,192
Class J, 7.3188% 11/15/15 (a)(d)	70,000	70,195
Class K, 7.9688% 11/15/15 (a)(d)	65,000	64,910
Series 2005-BBA6:
Class B, 5.5788% 1/15/19 (a)(d)	390,000	390,154
Class C, 5.6188% 1/15/19 (a)(d)	400,000	400,322
Class D, 5.6688% 1/15/19 (a)(d)	390,000	390,274
Class E, 5.7088% 1/15/19 (a)(d)	245,000	245,234
Class F, 5.7588% 1/15/19 (a)(d)	165,000	165,116
Class G, 5.7888% 1/15/19 (a)(d)	125,000	125,100
Series 2005-BOCA:
Class H, 6.3188% 12/15/16 (a)(d)	290,000	290,105
Class J, 6.4688% 12/15/16 (a)(d)	140,000	140,050
Class K, 6.7188% 12/15/16 (a)(d)	250,000	250,090
Series 2005-ESHA:
Class F, 6.1088% 7/14/20 (a)(d)	860,000	863,676
Class G, 6.2388% 7/14/20 (a)(d)	585,000	587,497
Class H, 6.4588% 7/14/20 (a)(d)	720,000	722,797
Series 2005-MIB1:
Class B, 5.6288% 3/15/22 (a)(d)	475,000	475,307
Class C, 5.6788% 3/15/22 (a)(d)	200,000	200,128
Class D, 5.7288% 3/15/22 (a)(d)	205,000	205,135
Class E, 5.7688% 3/15/22 (a)(d)	390,000	390,257
Commercial Mortgage Securities - continued
	Principal Amount	Value (Note 1)
Banc of America Large Loan, Inc.: - continued
floater: - continued
Series 2005-MIB1:
Class F, 5.8388% 3/15/22 (a)(d)	$ 200,000	$ 200,132
Class G, 5.8988% 3/15/22 (a)(d)	130,000	130,086
Series 2006-LAQ:
Class H, 6.025% 2/9/21 (a)(d)	440,000	441,689
Class J, 6.115% 2/9/21 (a)(d)	320,000	321,226
Class K, 6.345% 2/9/21 (a)(d)	880,000	882,794
Series 2005-ESHA Class X1, 0.9161% 7/14/20 (a)(d)(f)	44,830,000	372,331
Series 2006-ESH:
Class A, 6.2288% 7/14/11 (a)(d)	938,219	936,476
Class B, 6.3288% 7/14/11 (a)(d)	467,860	466,559
Class C, 6.4788% 7/14/11 (a)(d)	936,970	933,678
Class D, 7.1088% 7/14/11 (a)(d)	544,559	542,970
Bayview Commercial Asset Trust floater:
Series 2003-1 Class A, 5.965% 8/25/33 (a)(d)	219,351	221,955
Series 2003-2 Class A, 5.965% 12/25/33 (a)(d)	648,758	650,785
Series 2004-1:
Class A, 5.745% 4/25/34 (a)(d)	383,570	384,529
Class B, 7.285% 4/25/34 (a)(d)	63,928	64,568
Series 2004-2:
Class A, 5.815% 8/25/34 (a)(d)	476,940	478,729
Class M1, 5.965% 8/25/34 (a)(d)	152,770	153,534
Series 2004-3:
Class A1, 5.755% 1/25/35 (a)(d)	688,434	690,585
Class A2, 5.805% 1/25/35 (a)(d)	80,992	81,144
Class M1, 5.885% 1/25/35 (a)(d)	121,488	122,172
Class M2, 6.385% 1/25/35 (a)(d)	80,992	81,979
Series 2005-2A:
Class M1, 5.815% 8/25/35 (a)(d)	171,124	171,461
Class M2, 5.865% 8/25/35 (a)(d)	286,749	287,596
Class M3, 5.885% 8/25/35 (a)(d)	157,249	157,713
Class M4, 5.995% 8/25/35 (a)(d)	143,375	143,796
Series 2005-3A:
Class A1, 5.705% 11/25/35 (a)(d)	782,184	784,916
Class M1, 5.825% 11/25/35 (a)(d)	111,741	112,017
Class M2, 5.875% 11/25/35 (a)(d)	153,643	154,176
Class M3, 5.895% 11/25/35 (a)(d)	139,676	140,159
Class M4, 5.985% 11/25/35 (a)(d)	172,267	172,690
Series 2005-4A:
Class A2, 5.775% 1/25/36 (a)(d)	1,057,859	1,059,182
Class B1, 6.785% 1/25/36 (a)(d)	96,169	97,191
Commercial Mortgage Securities - continued
	Principal Amount	Value (Note 1)
Bayview Commercial Asset Trust floater: - continued
Series 2005-4A:
Class M1, 5.835% 1/25/36 (a)(d)	$ 384,676	$ 385,758
Class M2, 5.855% 1/25/36 (a)(d)	96,169	96,439
Class M3, 5.885% 1/25/36 (a)(d)	192,338	192,759
Class M4, 5.995% 1/25/36 (a)(d)	96,169	96,590
Class M5, 6.035% 1/25/36 (a)(d)	96,169	96,650
Class M6, 6.085% 1/25/36 (a)(d)	96,169	96,470
Series 2006-2A:
Class A2, 5.665% 7/25/36 (a)(d)	292,928	292,882
Class B1, 6.255% 7/25/36 (a)(d)	107,407	107,390
Class B3, 8.085% 7/25/36 (a)(d)	175,757	175,729
Class M1, 5.695% 7/25/36 (a)(d)	307,575	307,527
Class M2, 5.715% 7/25/36 (a)(d)	219,696	219,662
Class M3, 5.735% 7/25/36 (a)(d)	170,875	170,848
Class M4, 5.805% 7/25/36 (a)(d)	117,171	117,153
Class M5, 5.855% 7/25/36 (a)(d)	141,582	141,560
Class M6, 5.925% 7/25/36 (a)(d)	224,578	224,543
Bear Stearns Commercial Mortgage Securities, Inc. floater Series 2004-BBA3 Class E, 6.0688% 6/15/17 (a)(d)	960,000	960,435
COMM floater Series 2002-FL7:
Class F, 6.6688% 11/15/14 (a)(d)	1,000,000	1,000,781
Class H, 7.6188% 11/15/14 (a)(d)	150,000	150,071
Commercial Mortgage pass thru certificates floater:
Series 2004-HTL1:
Class B, 5.8188% 7/15/16 (a)(d)	8,103	8,108
Class D, 5.9188% 7/15/16 (a)(d)	17,733	17,745
Class E, 6.1188% 7/15/16 (a)(d)	12,482	12,495
Class F, 6.1688% 7/15/16 (a)(d)	29,623	29,659
Class H, 6.6688% 7/15/16 (a)(d)	87,041	87,268
Class J, 6.8188% 7/15/16 (a)(d)	32,745	32,888
Class K, 7.7188% 7/15/16 (a)(d)	565,375	568,832
Series 2005-F10A:
Class B, 5.5988% 4/15/17 (a)(d)	1,005,000	1,005,121
Class C, 5.6388% 4/15/17 (a)(d)	425,000	425,019
Class D, 5.6788% 4/15/17 (a)(d)	345,000	345,143
Class E, 5.7388% 4/15/17 (a)(d)	260,000	260,068
Class F, 5.7788% 4/15/17 (a)(d)	145,000	145,015
Class G, 5.9188% 4/15/17 (a)(d)	145,000	145,016
Class H, 5.9888% 4/15/17 (a)(d)	145,000	145,042
Class I, 6.2188% 4/15/17 (a)(d)	50,000	50,016
Class MOA3, 5.6688% 3/15/20 (a)(d)	650,000	650,069
Commercial Mortgage Securities - continued
	Principal Amount	Value (Note 1)
Commercial Mortgage pass thru certificates floater: - continued
Series 2005-FL11:
Class B, 5.6188% 11/15/17 (a)(d)	$ 354,841	$ 354,856
Class C, 5.6688% 11/15/17 (a)(d)	709,681	709,511
Class D, 5.7088% 11/15/17 (a)(d)	123,011	123,121
Class E, 5.7588% 11/15/17 (a)(d)	189,248	189,278
Class F, 5.8188% 11/15/17 (a)(d)	170,324	170,350
Class G, 5.8688% 11/15/17 (a)(d)	269,679	269,660
Series 2006-CN2A Class AJFL, 5.5944% 2/5/19 (a)(d)	1,135,000	1,139,103
CS First Boston Mortgage Securities Corp. floater:
Series 2004-FL1 Class B, 5.8188% 5/15/14 (a)(d)	306,618	306,697
Series 2004-TF2A Class E, 5.7888% 11/15/19 (a)(d)	640,000	640,260
Series 2004-TFL1:
Class E, 5.9188% 2/15/14 (a)(d)	200,000	200,094
Class F, 5.9688% 2/15/14 (a)(d)	175,000	175,119
Class G, 6.2188% 2/15/14 (a)(d)	125,000	125,052
Class H, 6.4688% 2/15/14 (a)(d)	100,000	100,055
Class J, 6.7688% 2/15/14 (a)(d)	50,000	50,064
Series 2005-CN2A Class A1J, 5.6988% 11/15/19 (a)(d)	2,165,000	2,166,055
Series 2005-TF2A Class F, 5.8688% 11/15/19 (a)(d)	230,000	230,093
Series 2005-TF3A Class A2, 5.6488% 1 1/15/20 (a)(d)	2,775,000	2,778,489
Series 2005-TFLA:
Class C, 5.6088% 2/15/20 (a)(d)	800,000	800,431
Class E, 5.6988% 2/15/20 (a)(d)	560,000	560,533
Class F, 5.7488% 2/15/20 (a)(d)	250,000	250,184
Class G, 5.8888% 2/15/20 (a)(d)	70,000	70,045
Class H, 6.1188% 2/15/20 (a)(d)	100,000	100,074
CSMC Commercial Mortgage Trust floater Series 2006-TFLA:
Class D, 5.6488% 4/15/21 (a)(d)	300,000	300,490
Class E, 5.6988% 4/15/21 (a)(d)	300,000	300,366
Class G, 5.7888% 4/15/21 (a)(d)	300,000	300,267
Class H, 6.0988% 4/15/21 (a)(d)	300,000	300,290
Class J, 6.1688% 4/15/21 (a)(d)	200,000	200,226
Class K, 6.5688% 4/15/21 (a)(d)	1,005,000	1,005,804
Freddie Mac Multi-class participation certificates guaranteed floater Series 2448 Class FT, 6.3688% 3/15/32 (d)	1,436,331	1,480,619
Commercial Mortgage Securities - continued
	Principal Amount	Value (Note 1)
Greenwich Capital Commercial Funding Corp. floater Series 2005-FL3A:
Class H-AON:
6.3344% 10/5/20 (a)(d)	$ 180,000	$ 180,023
6.5844% 10/5/20 (a)(d)	220,000	220,028
Class M-AON, 6.8344% 10/5/20 (a)(d)	215,000	215,027
Class N-AON, 7.1844% 10/5/20 (a)(d)	550,000	550,069
GS Mortgage Securities Corp. II:
floater:
Series 2002-FL5A Class B, 5.6888% 6/16/14 (a)(d)	2,075,000	2,074,847
Series 2005-FL7A Class A1, 5.4944% 11/6/19 (a)(d)	29,397	29,397
Series 2006-FL8:
Class C, 5.61% 6/6/20 (a)(d)	145,000	145,000
Class D, 5.65% 6/6/20 (a)(d)	405,000	405,000
Class E, 5.74% 6/6/20 (a)(d)	800,000	800,000
Class F, 5.81% 6/6/20 (a)(d)	575,000	575,000
Guggenheim Structure Real Estate Funding Ltd. Series 2006-3:
Class B, 5.8% 9/25/46 (a)(d)	450,000	450,000
Class C, 5.95% 9/25/46 (a)(d)	1,150,000	1,150,000
Hilton Hotel Pool Trust floater Series 2000-HLTA Class A2, 5.7463% 10/3/15 (a)(d)	3,000,000	3,022,563
Lehman Brothers Floating Rate Commercial Mortgage Trust floater Series 2003-LLFA Class K1, 7.9088% 12/16/14 (a)(d)	435,000	434,559
Merrill Lynch Mortgage Trust Series 2005-GGP1 Class X, 0.1416% 11/15/10 (a)(d)(f)	417,400,000	361,761
Morgan Stanley Capital I, Inc.:
floater Series 2005-XLF:
Class B, 5.5788% 8/15/19 (a)(d)	935,000	934,635
Class C, 5.6088% 8/15/19 (a)(d)	75,000	74,914
Class D, 5.6288% 8/15/19 (a)(d)	270,000	269,692
Class E, 5.6488% 8/15/19 (a)(d)	245,000	244,904
Class F, 5.6888% 8/15/19 (a)(d)	170,000	169,934
Class G, 5.7388% 8/15/19 (a)(d)	120,000	119,987
Class H, 5.7588% 8/15/19 (a)(d)	100,000	99,961
Class J, 5.8288% 8/15/19 (a)(d)	75,000	74,964
Series 2006-XLF:
Class C, 6.6% 7/15/19 (a)(d)	570,000	570,000
Class D, 5.65% 7/15/19 (a)(d)	415,000	415,000
Class E, 5.69% 7/15/19 (a)(d)	345,000	345,000
Class F, 5.72% 7/15/19 (a)(d)	535,000	535,000
Class G, 5.72% 7/15/19 (a)(d)	255,000	255,000
Commercial Mortgage Securities - continued
	Principal Amount	Value (Note 1)
STRIPS III Ltd./STRIPS III Corp. floater Series 2004-1A Class A, 5.88% 3/24/18 (a)(d)	$ 396,989	$ 397,733
Wachovia Bank Commercial Mortgage Trust floater Series 2005-WL6A:
Class A2, 5.6188% 10/15/17 (a)(d)	990,000	990,290
Class B, 5.6688% 10/15/17 (a)(d)	200,000	200,038
Class D, 5.7988% 10/15/17 (a)(d)	400,000	400,277
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $58,663,250)		58,817,850
Certificates of Deposit - 2.8%

BNP Paribas SA yankee 5.045% 2/21/07	4,000,000	3,987,651
Deutsche Bank AG yankee 5.045% 2/21/07	4,000,000	3,987,651
HBOS Treasury Services PLC yankee 5.04% 2/21/07	4,000,000	3,987,768
Rabobank Nederland Coop. Central yankee 5.01% 2/14/07	4,000,000	3,987,150
Royal Bank of Scotland PLC yankee 5.04% 2/21/07	4,000,000	3,987,544
Societe Generale euro 5.05% 2/21/07	4,000,000	3,987,826
TOTAL CERTIFICATES OF DEPOSIT (Cost $23,999,269)		23,925,590
Commercial Paper - 0.2%

Rockies Express Pipeline LLC 5.7422% 9/20/06 (Cost $1,983,963)	2,000,000	1,984,603
Fixed-Income Funds - 27.6%
	Shares
Fidelity Ultra-Short Central Fund (e) (Cost $237,531,138)	2,390,073	237,764,502
Cash Equivalents - 2.8%
	Maturity Amount	Value (Note 1)
Investments in repurchase agreements (Collateralized by U.S. Government Obligations) in a joint trading account at 5.3%, dated 7/31/06 due 8/1/06 (Cost $23,839,000)	$ 23,842,508	$ 23,839,000
TOTAL INVESTMENT PORTFOLIO - 101.0% (Cost $870,404,138)		870,466,476
NET OTHER ASSETS - (1.0)%		(8,973,233)
NET ASSETS - 100%		$ 861,493,243
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Eurodollar Contracts
103 Eurodollar 90 Day Index Contracts	Sept. 2006	$ 101,588,900	$ (321,000)
103 Eurodollar 90 Day Index Contracts	Dec. 2006	101,596,625	(251,475)
103 Eurodollar 90 Day Index Contracts	March 2007	101,619,800	(158,887)
103 Eurodollar 90 Day Index Contracts	June 2007	101,648,125	9,638
103 Eurodollar 90 Day Index Contracts	Sept. 2007	101,666,150	70,542
TOTAL EURODOLLAR CONTRACTS			$ (651,182)
Sold
Eurodollar Contracts
5 Eurodollar 90 Day Index Contracts	Dec. 2007	4,935,500	8,955
5 Eurodollar 90 Day Index Contracts	March 2008	4,935,500	8,780
4 Eurodollar 90 Day Index Contracts	June 2008	3,948,200	7,859
3 Eurodollar 90 Day Index Contracts	Sept. 2008	2,960,963	5,926
2 Eurodollar 90 Day Index Contracts	Dec. 2008	1,973,775	3,367
1 Eurodollar 90 Day Index Contracts	March 2009	986,825	1,696
TOTAL EURODOLLAR CONTRACTS			36,583
			$ (614,599)
Swap Agreements
	Expiration Date	Notional Amount	Value
Credit Default Swaps

Receive monthly notional amount multiplied by 3.3% and pay to Morgan Stanley, Inc. upon default event of Ameriquest Mortgage Securities, Inc., par value of the notional amount of Ameriquest Mortgage Securities, Inc. Series 2004-R11 Class M9, 8.885% 11/25/34

	Dec. 2034	$ 275,000	$ 4,749
Receive from Citibank, upon default event of DaimlerChrysler NA Holding Corp., par value of the notional amount of DaimlerChrysler NA Holding Corp. 6.5% 11/15/13, and pay quarterly notional amount multiplied by .8%	June 2007	1,000,000	(6,580)
Receive monthly notional amount multiplied by 1.9% and pay Morgan Stanley, Inc., upon default event of Morgan Stanley ABS Capital, par value of the notional amount of Morgan Stanley ABS Capital I Series 2006-HE3 Class B3, 7.2225% 4/25/36	May 2036	500,000	(2,967)
Receive monthly notional amount multiplied by 2.39% and pay UBS upon default event of Fremont Home Loan Trust, par value of the notional amount of Fremont Home Loan Trust Series 2004-1 Class M9, 7.73% 2/25/34	March 2034	1,055,000	2,496
Receive monthly notional amount multiplied by 2.4% and pay Deutsche Bank upon default event of Fremont Home Loan Trust, par value of the notional amount of Fremont Home Loan Trust Series 2004-A Class B3, 7.2288% 1/25/34	Feb. 2034	305,732	405
Receive monthly notional amount multiplied by 2.7% and pay Morgan Stanley, Inc. upon default event of Park Place Securities, Inc., par value of the notional amount of Park Place Securities, Inc. Series 2005-WHQ2 Class M9, 6.41% 5/25/35	June 2035	845,000	(2,738)
Receive monthly notional amount multiplied by 2.79% and pay Merrill Lynch, Inc. upon default event of New Century Home Equity Loan Trust, par value of the notional amount of New Century Home Equity Loan Trust Series 2004-4 Class M9, 7.0788% 2/25/35	March 2035	610,000	5,491
Receive quarterly notional amount multiplied by .20% and pay Merrill Lynch, Inc. upon default event of American Transmission Co. LLC, par value of the notional amount of American Transmission Co. LLC 7.125% 3/15/11	May 2007	1,315,000	1,447
Swap Agreements - continued
	Expiration Date	Notional Amount	Value
Credit Default Swaps - continued
Receive quarterly notional amount multiplied by .26% and pay Morgan Stanley, Inc. upon default event of Amerada Hess Corp., par value of the notional amount of Amerada Hess Corp. 6.65% 8/15/11	March 2007	$ 1,650,000	$ 2,525
Receive quarterly notional amount multiplied by .28% and pay Morgan Stanley, Inc. upon default event of Amerada Hess Corp., par value of the notional amount of Amerada Hess 6.65% 8/15/11	March 2007	2,000,000	3,280
Receive quarterly notional amount multiplied by .285% and pay Deutsche Bank upon default event of ConocoPhillips, par value of the notional amount of ConocoPhillips 4.75% 10/15/12	Sept. 2011	2,200,000	(3,036)
Receive quarterly notional amount multiplied by .30% and pay Deutsche Bank upon default event of Entergy Corp., par value of the notional amount of Entergy Corp. 7.75% 12/15/09	March 2008	1,390,000	1,904
Receive quarterly notional amount multiplied by .30% and pay Goldman Sachs upon default event of Entergy Corp., par value of the notional amount of Entergy Corp. 7.75% 12/15/09	March 2008	1,015,000	1,391
Receive quarterly notional amount multiplied by .48% and pay Goldman Sachs upon default event of TXU Corp., par value of the notional amount of TXU Energy Co. LLC 7% 3/15/13	Sept. 2008	1,840,000	8,869
Receive quarterly notional amount multiplied by .78% and pay Goldman Sachs upon default event of TXU Corp., par value of the notional amount of TXU Energy Co. LLC 7% 3/15/13	Dec. 2008	1,750,000	20,265
Receive semi-annually notional amount multiplied by .42% and pay Credit Suisse First Boston upon default event of Russian Federation, par value of the notional amount of Russian Federation 5% 3/31/30	June 2007	1,900,000	2,261
TOTAL CREDIT DEFAULT SWAPS		19,650,732	39,762
Swap Agreements - continued
	Expiration Date	Notional Amount	Value
Total Return Swaps

Receive monthly notional amount multiplied by the nominal spread appreciation of the Lehman Brothers CMBS U.S. Aggregate Index adjusted by a modified duration factor and pay monthly notional amount multiplied by the nominal spread depreciation of the Lehman Brothers CMBS U.S. Aggregate Index adjusted by a modified duration factor with Lehman Brothers, Inc.

	Oct. 2006	$ 5,655,000	$ 2,164
Receive monthly notional amount multiplied by the nominal spread appreciation of the Lehman Brothers CMBS U.S. Aggregate Index adjusted by a modified duration factor and pay monthly notional amount multiplied by the nominal spread depreciation of the Lehman Brothers CMBS U.S. Aggregate Index adjusted by a modified duration factor with Citibank	Nov. 2006	6,800,000	3,243
Receive monthly notional amount multiplied by the nominal spread appreciation of the Lehman Brothers CMBS U.S. Aggregate Index adjusted by a modified duration factor and pay monthly notional amount multiplied by the nominal spread depreciation of the Lehman Brothers CMBS U.S. Aggregate Index adjusted by a modified duration factor with Lehman Brothers, Inc.	Jan. 2007	4,900,000	2,048
Receive monthly notional amount multiplied by the nominal spread appreciation of the Lehman Brothers CMBS U.S. Aggregate Index adjusted by a modified duration factor plus 20 basis points and pay monthly notional amount multiplied by the nominal spread depreciation of the Lehman Brothers CMBS U.S. Aggregate Index adjusted by a modified duration factor with Lehman Brothers, Inc.	Jan. 2007	3,000,000	705
Receive monthly notional amount multiplied by the nominal spread appreciation of the Lehman Brothers CMBS U.S. Aggregate Index adjusted by a modified duration factor plus 10 basis points and pay monthly notional amount multiplied by the nominal spread depreciation of the Lehman Brothers CMBS U.S. Aggregate Index adjusted by a modified duration factor with Lehman Brothers, Inc.	Nov. 2006	8,900,000	4,147
TOTAL TOTAL RETURN SWAPS		29,255,000	12,307
		$ 48,905,732	$ 52,069
Legend

(a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $114,788,836 or 13.3% of net assets.

(b) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(c) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $346,206.
(d) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(e) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited list of holdings for each fixed-income central fund, as of the investing fund's report date, is available upon request or at fidelity.com and/or advisor.fidelity.com, as applicable. The reports are located just after the fund's financial statements and quarterly reports but are not part of the financial statements or quarterly reports. In addition, the fixed-income central fund's financial statements, which are not covered by the investing fund's Report of Independent Registered Public Accounting Firm, are available on the EDGAR Database on the SEC's web site, www.sec.gov, or upon request.

(f) Security represents right to receive monthly interest payments on an underlying pool of mortgages. Principal shown is the par amount of the mortgage pool.

(g) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $2,196,449 or 0.3% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost
Aspetuck Trust 5.7869% 10/16/06	12/14/05	$ 2,195,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the fund from the affiliated Central funds is as follows:
Fund	Income earned
Fidelity Ultra-Short Central Fund	$ 13,482,875
Additional information regarding the fund's fiscal year to date purchases and sales, including the ownership percentage, of the following fixed income Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value,end of period	% ownership, end of period
Fidelity Ultra-Short Central Fund	$ 288,274,676	$ -	$ 50,500,019	$ 237,764,502	3.1%
Other Information
Distribution of investments by country of issue, as a percentage of total net assets, is as follows:
United States of America	85.1%
United Kingdom	8.4%
France	1.8%
Cayman Islands	1.1%
Others (individually less than 1%)	3.6%
100.0%
Income Tax Information
At July 31, 2006, the fund had a capital loss carryforward of approximately $1,917,431 all of which will expire on July 31, 2014.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

	July 31, 2006

Assets
Investment in securities, at value (including repurchase agreements of $23,839,000) - See accompanying schedule: Unaffiliated issuers (cost $632,873,000)	$ 632,701,974
Affiliated Central Funds (cost $237,531,138)	237,764,502
Total Investments (cost $870,404,138)		$ 870,466,476
Cash		916
Receivable for swap agreements		7,371
Receivable for fund shares sold		1,306,558
Interest receivable		3,522,720
Receivable for daily variation on futures contracts		10,087
Swap agreements, at value		52,069
Other receivables		155
Total assets		875,366,352

Liabilities
Payable for investments purchased Regular delivery	$ 10,689,698
Delayed delivery	1,499,415
Payable for fund shares redeemed	940,414
Distributions payable	407,013
Accrued management fee	238,511
Distribution fees payable	1,088
Other affiliated payables	96,970
Total liabilities		13,873,109

Net Assets		$ 861,493,243
Net Assets consist of:
Paid in capital		$ 863,673,830
Undistributed net investment income		106,939
Accumulated undistributed net realized gain (loss) on investments		(1,787,334)
Net unrealized appreciation (depreciation) on investments		(500,192)
Net Assets		$ 861,493,243

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Assets and Liabilities - continued

July 31, 2006

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($4,552,925 ÷ 454,316 shares)	$ 10.02

Maximum offering price per share (100/98.50 of $10.02)	$ 10.17
Class T: Net Asset Value and redemption price per share ($4,623,556 ÷ 461,366 shares)	$ 10.02

Maximum offering price per share (100/98.50 of $10.02)	$ 10.17
Ultra-Short Bond: Net Asset Value, offering price and redemption price per share ($850,329,439 ÷ 84,874,788 shares)	$ 10.02

Institutional Class: Net Asset Value, offering price and redemption price per share ($1,987,323 ÷ 198,428 shares)	$ 10.02

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Operations

	Year ended July 31, 2006

Investment Income
Interest		$ 28,826,439
Income from affiliated Central Funds		13,482,875
Total income		42,309,314

Expenses
Management fee	$ 2,887,734
Transfer agent fees	905,122
Distribution fees	10,051
Fund wide operations fee	254,545
Independent trustees' compensation	3,655
Miscellaneous	1,858
Total expenses before reductions	4,062,965
Expense reductions	(5,737)	4,057,228
Net investment income		38,252,086
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(134,456)
Affiliated Central Funds	(68,282)
Futures contracts	(1,229,016)
Swap agreements	325,332
Total net realized gain (loss)		(1,106,422)
Change in net unrealized appreciation (depreciation) on: Investment securities	82,562
Futures contracts	9,496
Swap agreements	(15,516)
Total change in net unrealized appreciation (depreciation)		76,542
Net gain (loss)		(1,029,880)
Net increase (decrease) in net assets resulting from operations		$ 37,222,206

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

	Year ended July 31, 2006	Year ended July 31, 2005
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 38,252,086	$ 18,477,979
Net realized gain (loss)	(1,106,422)	(526,929)
Change in net unrealized appreciation (depreciation)	76,542	(889,284)
Net increase (decrease) in net assets resulting from operations	37,222,206	17,061,766
Distributions to shareholders from net investment income	(38,283,502)	(18,371,771)
Distributions to shareholders from net realized gain	-	(213,972)
Total distributions	(38,283,502)	(18,585,743)
Share transactions - net increase (decrease)	(51,227,531)	334,021,363
Redemption fees	28,307	34,215
Total increase (decrease) in net assets	(52,260,520)	332,531,601

Net Assets
Beginning of period	913,753,763	581,222,162
End of period (including undistributed net investment income of $106,939 and undistributed net investment income of $26,805, respectively)	$ 861,493,243	$ 913,753,763

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class A

Years ended July 31,	2006	2005	2004 H
Selected Per-Share Data
Net asset value, beginning of period	$ 10.03	$ 10.05	$ 10.04
Income from Investment Operations
Net investment income E	.400	.223	.013
Net realized and unrealized gain (loss)	(.009)	(.026)	.011
Total from investment operations	.391	.197	.024
Distributions from net investment income	(.401)	(.214)	(.014)
Distributions from net realized gain	-	(.003)	-
Total distributions	(.401)	(.217)	(.014)
Redemption fees added to paid in capital E, J	-	-	-
Net asset value, end of period	$ 10.02	$ 10.03	$ 10.05
Total Return B, C, D	3.97%	1.98%	.24%
Ratios to Average Net Assets F, I
Expenses before reductions	.70%	.78%	.85% A
Expenses net of fee waivers, if any	.70%	.70%	.70% A
Expenses net of all reductions	.70%	.70%	.70% A
Net investment income	4.00%	2.23%	1.11% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 4,553	$ 2,557	$ 316
Portfolio turnover rate G	39%	33%	53%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the affiliated central fund.

G Amounts do not include the portfolio activity of the affiliated central fund.

H For the period June 16, 2004 (commencement of sale of shares) to July 31, 2004.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended July 31,	2006	2005	2004 H
Selected Per-Share Data
Net asset value, beginning of period	$ 10.03	$ 10.05	$ 10.04
Income from Investment Operations
Net investment income E	.404	.222	.013
Net realized and unrealized gain (loss)	(.011)	(.025)	.010
Total from investment operations	.393	.197	.023
Distributions from net investment income	(.403)	(.214)	(.013)
Distributions from net realized gain	-	(.003)	-
Total distributions	(.403)	(.217)	(.013)
Redemption fees added to paid in capital E, J	-	-	-
Net asset value, end of period	$ 10.02	$ 10.03	$ 10.05
Total Return B, C, D	4.00%	1.98%	.23%
Ratios to Average Net Assets F, I
Expenses before reductions	.68%	.77%	.86% A
Expenses net of fee waivers, if any	.68%	.70%	.70% A
Expenses net of all reductions	.68%	.70%	.70% A
Net investment income	4.03%	2.23%	1.11% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 4,624	$ 4,044	$ 356
Portfolio turnover rate G	39%	33%	53%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the affiliated central fund.

G Amounts do not include the portfolio activity of the affiliated central fund.

H For the period June 16, 2004 (commencement of sale of shares) to July 31, 2004.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Ultra-Short Bond

Years ended July 31,	2006	2005	2004	2003 G
Selected Per-Share Data
Net asset value, beginning of period	$ 10.03	$ 10.05	$ 10.02	$ 10.00
Income from Investment Operations
Net investment income D	.427	.241	.122	.137
Net realized and unrealized gain (loss)	(.011)	(.026)	.029	.052
Total from investment operations	.416	.215	.151	.189
Distributions from net investment income	(.426)	(.232)	(.122)	(.173)
Distributions from net realized gain	-	(.003)	-	-
Total distributions	(.426)	(.235)	(.122)	(.173)
Redemption fees added to paid in capital D	- I	- I	.001	.004
Net asset value, end of period	$ 10.02	$ 10.03	$ 10.05	$ 10.02
Total Return B, C	4.23%	2.16%	1.52%	1.94%
Ratios to Average Net Assets E, H
Expenses before reductions	.45%	.58%	.62%	.70% A
Expenses net of fee waivers, if any	.45%	.53%	.55%	.55% A
Expenses net of all reductions	.45%	.53%	.55%	.55% A
Net investment income	4.26%	2.41%	1.21%	1.50% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 850,329	$ 906,644	$ 580,174	$ 225,203
Portfolio turnover rate F	39%	33%	53%	39% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the affiliated central fund.

F Amounts do not include the portfolio activity of the affiliated central fund.

G For the period August 29, 2002 (commencement of operations) to July 31, 2003.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Institutional Class

Years ended July 31,	2006	2005	2004 G
Selected Per-Share Data
Net asset value, beginning of period	$ 10.03	$ 10.05	$ 10.04
Income from Investment Operations
Net investment income D	.420	.240	.015
Net realized and unrealized gain (loss)	(.008)	(.026)	.010
Total from investment operations	.412	.214	.025
Distributions from net investment income	(.422)	(.231)	(.015)
Distributions from net realized gain	-	(.003)	-
Total distributions	(.422)	(.234)	(.015)
Redemption fees added to paid in capital D, I	-	-	-
Net asset value, end of period	$ 10.02	$ 10.03	$ 10.05
Total Return B, C	4.19%	2.15%	.25%
Ratios to Average Net Assets E, H
Expenses before reductions	.49%	.58%	.67% A
Expenses net of fee waivers, if any	.49%	.55%	.55% A
Expenses net of all reductions	.49%	.55%	.55% A
Net investment income	4.22%	2.38%	1.26% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,987	$ 509	$ 376
Portfolio turnover rate F	39%	33%	53%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the affiliated central fund.

F Amounts do not include the portfolio activity of the affiliated central fund.

G For the period June 16, 2004 (commencement of sale of shares) to July 31, 2004.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended July 31, 2006

1. Significant Accounting Policies.

Fidelity Ultra-Short Bond Fund (the Fund) is a non-diversified fund of Fidelity Income Fund (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The Fund offers Class A, Class T, Ultra-Short Bond (the original class), and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

The Fund may invest in Fidelity Ultra-Short Central Fund (Ultra-Short Central Fund) referred to as the Central Fund, which is an open-end investment company available to investment companies and other accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the Fund, which are also consistently followed by the Central Fund:

Security Valuation. Investments are valued and net asset value per share is calculated (NAV calculation) as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments. Debt securities, including restricted securities, for which quotations are readily available, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices.

When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. The frequency of when fair value pricing is used is unpredictable. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities. Investments in open-end mutual funds, including the Central Fund, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

Annual Report

1. Significant Accounting Policies - continued

Investment Transactions and Income. Security transactions, including the Fund's investment activity in the Central Fund, are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Interest income and distributions from the Central Fund are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to futures transactions, swap agreements, market discount, financing transactions, capital loss carryforwards and losses deferred due to excise tax regulations.

The tax-basis components of distributable earnings and the federal tax cost as of period end were as follows:

Unrealized appreciation	$ 1,312,725
Unrealized depreciation	(1,126,965)
Net unrealized appreciation (depreciation)	185,760
Undistributed ordinary income	324,954
Capital loss carryforward	(1,917,431)

Cost for federal income tax purposes	$ 870,280,716

Annual Report

Notes to Financial Statements - continued

1. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The tax character of distributions paid was as follows:

	July 31, 2006	July 31, 2005
Ordinary Income	$ 38,283,502	$ 18,371,770
Long-term Capital Gains	-	213,973
Total	$ 38,283,502	$ 18,585,743

Short-Term Trading (Redemption) Fees. Shares held in the Fund less than 60 days are subject to a redemption fee equal to .25% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by FMR, are retained by the Fund and accounted for as an addition to paid in capital.

New Accounting Pronouncement. In July 2006, Financial Accounting Standards Board Interpretation No. 48, Accounting for Uncertainty in Income Taxes - an interpretation of FASB Statement 109 (FIN 48) was issued and is effective for fiscal years beginning after December 15, 2006. FIN 48 sets forth a threshold for financial statement recognition, measurement and disclosure of a tax position taken or expected to be taken on a tax return. Management is currently evaluating the impact, if any, the adoption of FIN 48 will have on the Fund's net assets and results of operations.

2. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Delayed Delivery Transactions and When-Issued Securities. The Fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked-to-market daily and equivalent deliverable

Annual Report

2. Operating Policies - continued

Delayed Delivery Transactions and When-Issued Securities - continued

securities are held for the transaction. The value of the securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Futures Contracts. The Fund may use futures contracts to manage its exposure to the bond market and to fluctuations in interest rates. Buying futures tends to increase a fund's exposure to the underlying instrument, while selling futures tends to decrease a fund's exposure to the underlying instrument or hedge other fund investments. Upon entering into a futures contract, a fund is required to deposit with a clearing broker, no later than the following business day, an amount ("initial margin") equal to a certain percentage of the face value of the contract. The initial margin may be in the form of cash or securities and is transferred to a segregated account on settlement date. Subsequent payments ("variation margin") are made or received by a fund depending on the daily fluctuations in the value of the futures contract and are accounted for as unrealized gains or losses. Realized gains (losses) are recorded upon the expiration or closing of the futures contract. Securities deposited to meet margin requirements are identified in the Schedule of Investments. Futures contracts involve, to varying degrees, risk of loss in excess of any futures variation margin reflected in the Statement of Assets and Liabilities. The underlying face amount at value of any open futures contracts at period end is shown in the Schedule of Investments under the caption "Futures Contracts." This amount reflects each contract's exposure to the underlying instrument at period end. Losses may arise from changes in the value of the underlying instruments or if the counterparties do not perform under the contract's terms. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the fund's Schedule of Investments.

Annual Report

Notes to Financial Statements - continued

2. Operating Policies - continued

Swap Agreements. The Fund may invest in swaps for the purpose of managing its exposure to interest rate, credit or market risk.

Total return swaps are agreements to exchange the return generated by one instrument or index for the return generated by another instrument, for example, the agreement to pay interest in exchange for a market-linked return based on a notional amount. To the extent the total return of the index exceeds the offsetting interest obligation, a fund will receive a payment from the counterparty. To the extent it is less, a fund will make a payment to the counterparty. Periodic payments received or made by the Fund are recorded in the accompanying Statement of Operations as realized gains or losses, respectively.

Credit default swaps involve the exchange of a fixed rate premium for protection against the loss in value of an underlying debt instrument in the event of a defined credit event (such as payment default or bankruptcy). Under the terms of the swap, one party acts as a "guarantor" receiving a periodic payment that is a fixed percentage applied to a notional principal amount. In return the party agrees to purchase the notional amount of the underlying instrument, at par, if a credit event occurs during the term of the swap. The Fund may enter into credit default swaps in which either it or its counterparty act as guarantors. By acting as the guarantor of a swap, a fund assumes the market and credit risk of the underlying instrument including liquidity and loss of value. Periodic payments and premiums received or made by the Fund are recorded in the accompanying Statement of Operations as realized gains or losses, respectively.

Swaps are marked-to-market daily based on dealer-supplied valuations and changes in value are recorded as unrealized appreciation (depreciation). Gains or losses are realized upon early termination of the swap agreement. Collateral, in the form of cash or securities, may be required to be held in segregated accounts with a fund's custodian in compliance with swap contracts. Risks may exceed amounts recognized on the Statement of Assets and Liabilities. These risks include changes in the returns of the underlying instruments, failure of the counterparties to perform under the contracts' terms and the possible lack of liquidity with respect to the swap agreements. Details of swap agreements open at period end are included in the Fund's Schedule of Investments under the caption "Swap Agreements."

Mortgage Dollar Rolls. To earn additional income, the Fund may employ trading strategies which involve the sale and simultaneous agreement to repurchase similar securities ("mortgage dollar rolls") or the purchase and simultaneous agreement to sell similar securities ("reverse mortgage dollar rolls"). The securities traded are mortgage securities and bear the same interest rate but may be collateralized by different pools of mortgages. During the period between the sale and repurchase in a mortgage dollar roll transaction, a fund will not be entitled to receive interest and principal payments on the

Annual Report

2. Operating Policies - continued

Mortgage Dollar Rolls - continued

securities sold but will invest the proceeds of the sale in other securities which may enhance the yield and total return. In addition, the difference between the sale price and the future purchase price is recorded as an adjustment to investment income. During the period between the purchase and subsequent sale in a reverse mortgage dollar roll transaction a fund is entitled to interest and principal payments on the securities purchased. The price differential between the purchase and sale is recorded as an adjustment to investment income. Losses may arise due to changes in the value of the securities or if the counterparty does not perform under the terms of the agreement. If the counterparty files for bankruptcy or becomes insolvent, a fund's right to repurchase or sell securities may be limited.

3. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and U.S. government securities, aggregated $296,940,910 and $234,644,796, respectively.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .20% of the Fund's average net assets and a group fee rate that averaged ..12% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annual management fee rate was .32% of the Fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.15%	$ 4,724	$ 432
Class T	0%	.15%	5,327	2,729
			$ 10,051	$ 3,161

Annual Report

Notes to Financial Statements - continued

4. Fees and Other Transactions with Affiliates - continued

Sales Load. FDC receives a front-end sales charge of up to 1.50% for selling Class A and Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of a contingent deferred sales charges levied on Class A, and Class T redemptions. These charges depend on the holding period. The deferred sales charges range from .75% to .50% for certain purchases of Class A shares (.25% prior to February 24, 2006) and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 2,219
Class T	674
$ 2,893

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund, except for Ultra-Short Bond. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, is the transfer agent for Ultra-Short Bond shares. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FSC receives an asset-based fee of .10% of Ultra-Short Bond's average net assets. FIIOC and FSC pay for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period the total transfer agent fees paid by each class to FIIOC or FSC, were as follows:

	Amount	% of Average Net Assets
Class A	$ 6,362.20
Class T	6,322.18
Ultra-Short Bond	891,306.10
Institutional Class	1,132.14
	$ 905,122

Fundwide Operations Fee. Pursuant to the Fundwide Operations and Expense Agreement (FWOE), FMR has agreed to provide for fund level expenses (which do not include transfer agent, Rule 12b-1 fees, compensation of the independent trustees, interest (including commitment fees), taxes or extraordinary expenses, if any) in return for a FWOE fee equal to .35% less the total amount of the management fee. The FWOE paid by the Fund is reduced by an amount equal to the fees and expenses paid to the independent trustees. For the period, the FWOE fee was equivalent to an annual rate of .03% of average net assets.

Annual Report

4. Fees and Other Transactions with Affiliates - continued

Affiliated Central Funds. The Fund may invest in Ultra-Short Central Fund, managed by Fidelity Investments Money Management, Inc. (FIMM), which seeks to obtain a high level of current income consistent with preservation of capital by investing in U.S. dollar denominated money market and investment-grade debt securities.

The Fund's Schedule of Investments lists the Central Fund as an investment of the Fund but does not include the underlying holdings of the Central Fund. Based on its investment objectives, the Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the Fund and may involve certain economic risks, including the risk that a counterparty to one or more of these transactions may be unable or unwilling to comply with the terms of the governing agreement. This may result in a decline in value of the Central Fund and the Fund.

A complete unaudited list of holdings for the Central Fund, as of the Fund's report date, is available upon request or at fidelity.com and/or advisor.fidelity.com, as applicable. The reports are located just after the Fund's financial statements and quarterly reports but are not part of the financial statements or quarterly reports. In addition, the Central Fund financial statements, which are not covered by this Fund's Report of Independent Registered Public Accounting Firm, are available on the EDGAR Database on the SEC's web site, www.sec.gov, or upon request.

The Central Funds do not pay a management fee.

5. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro rata portion of the line of credit, which amounts to $1,858 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

6. Expense Reductions.

Through arrangements with the Fund's custodian and each class' transfer agent, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $2,662. During the period, credits reduced each class' transfer agent expense as noted in the table below.

Transfer Agent expense reduction
Ultra-Short Bond	$ 3,075

Annual Report

Notes to Financial Statements - continued

7. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

8. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Years ended July 31,
	2006	2005
From net investment income
Class A	$ 126,997	$ 41,869
Class T	141,086	50,050
Ultra-Short Bond	37,977,353	18,257,386
Institutional Class	38,066	22,466
Total	$ 38,283,502	$ 18,371,771
From net realized gain
Class A	$ -	$ 407
Class T	-	503
Ultra-Short Bond	-	212,634
Institutional Class	-	428
Total	$ -	$ 213,972

9. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Years ended July 31,		Years ended July 31,
	2006	2005	2006	2005
Class A
Shares sold	574,958	314,954	$ 5,763,274	$ 3,163,548
Reinvestment of distributions	10,043	3,804	100,637	38,189
Shares redeemed	(385,505)	(95,385)	(3,863,258)	(957,951)
Net increase (decrease)	199,496	223,373	$ 2,000,653	$ 2,243,786
Class T
Shares sold	357,260	597,602	$ 3,579,216	$ 6,002,298
Reinvestment of distributions	13,205	4,137	132,333	41,523
Shares redeemed	(312,176)	(234,046)	(3,129,874)	(2,350,424)
Net increase (decrease)	58,289	367,693	$ 581,675	$ 3,693,397

Annual Report

9. Share Transactions - continued

	Shares		Dollars
	Years ended July 31,		Years ended July 31,
	2006	2005	2006	2005
Ultra-Short Bond
Shares sold	39,226,057	63,063,839	$ 393,000,678	$ 633,315,534
Reinvestment of distributions	3,400,651	1,643,763	34,072,273	16,499,718
Shares redeemed	(48,147,604)	(32,055,308)	(482,361,462)	(321,868,107)
Net increase (decrease)	(5,520,896)	32,652,294	$ (55,288,511)	$ 327,947,145
Institutional Class
Shares sold	190,577	296,985	$ 1,908,425	$ 2,986,442
Reinvestment of distributions	756	2,113	7,577	21,221
Shares redeemed	(43,621)	(285,834)	(437,350)	(2,870,628)
Net increase (decrease)	147,712	13,264	$ 1,478,652	$ 137,035

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Income Fund and the Shareholders of Fidelity Ultra-Short Bond Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Ultra-Short Bond Fund (a fund of Fidelity Income Fund) at July 31, 2006, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Ultra-Short Bond Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at July 31, 2006 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

PricewaterhouseCoopers LLP
Boston, Massachusetts
September 14, 2006

Annual Report

Trustees and Officers

The Trustees , Member of the Advisory Board, and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, and review the fund's performance. Except for William O. McCoy and Albert R. Gamper, Jr., each of the Trustees oversees 345 funds advised by FMR or an affiliate. Mr. McCoy oversees 347 funds advised by FMR or an affiliate. Mr. Gamper oversees 292 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 72nd birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers and Advisory Board Members hold office without limit in time, except that any officer and Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Edward C. Johnson 3d (76)

Year of Election or Appointment: 1984

Mr. Johnson is Chairman of the Board of Trustees. Mr. Johnson serves as President (2006-present), Chief Executive Officer, Chairman, and a Director of FMR Corp.; Chairman and a Director of FMR; Chairman and a Director of Fidelity Research & Analysis Company (FRAC); Chairman and a Director of Fidelity Investments Money Management, Inc.; and Chairman (2001-present) and a Director (1999-present) of FMR Co., Inc. In addition, Mr. Johnson serves as Chairman and Director of Fidelity International Limited (FIL).

Stephen P. Jonas (53)

Year of Election or Appointment: 2005

Mr. Jonas is Senior Vice President of Ultra-Short Bond (2005-present). He also serves as Senior Vice President of other Fidelity funds (2005-present). Mr. Jonas is Executive Director of FMR (2005-present) and FMR Co., Inc. (2005-present). He also serves as a Director of Fidelity Investments Money Management, Inc. (2005-present) and FMR Corp. (2003-present). Previously, Mr. Jonas served as President of Fidelity Enterprise Operations and Risk Services (2004-2005), Chief Administrative Officer (2002-2004), and Chief Financial Officer of FMR Corp. (1998-2002). In addition, he serves on the Boards of Boston Ballet (2003-present) and Simmons College (2003-present).

Robert L. Reynolds (54)

Year of Election or Appointment: 2003

Mr. Reynolds is President and a Director of FMR (2005-present), Fidelity Investments Money Management, Inc. (2005-present), and FMR Co., Inc. (2005-present). Mr. Reynolds also serves as a Director (2003-present) and Chief Operating Officer (2000-present) of FMR Corp. and a Director of Strategic Advisers, Inc. (2005-present). He also serves on the Board at Fidelity Investments Canada, Ltd. (2000-present). Previously, Mr. Reynolds served as President of Fidelity Investments Institutional Retirement Group (1996-2000).

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

Annual Report

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupation
Dennis J. Dirks (58)

Year of Election or Appointment: 2005

Prior to his retirement in May 2003, Mr. Dirks was Chief Operating Officer and a member of the Board of The Depository Trust & Clearing Corporation (DTCC) (1999-2003). He also served as President, Chief Operating Officer, and Board member of The Depository Trust Company (DTC) (1999-2003) and President and Board member of the National Securities Clearing Corporation (NSCC) (1999-2003). In addition, Mr. Dirks served as Chief Executive Officer and Board member of the Government Securities Clearing Corporation (2001-2003) and Chief Executive Officer and Board member of the Mortgage-Backed Securities Clearing Corporation (2001-2003). Mr. Dirks also serves as a Trustee and a member of the Finance Committee of Manhattan College (2005-present) and a Trustee and a member of the Finance Committee of AHRC of Nassau County (2006-present).

Albert R. Gamper, Jr. (64)

Year of Election or Appointment: 2006

Mr. Gamper also serves as a Trustee (2006-present) or Member of the Advisory Board (2005-present) of other investment companies advised by FMR. Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (1989-2002). He currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2001-present), Chairman of the Board of Governors, Rutgers University (2004-present), and Chairman of the Board of Saint Barnabas Health Care System.

Robert M. Gates (63)

Year of Election or Appointment: 1997

Dr. Gates is Chairman of the Independent Trustees (2006-present). Dr. Gates is President of Texas A&M University (2002-present). He was Director of the Central Intelligence Agency (CIA) from 1991 to 1993. From 1989 to 1991, Dr. Gates served as Assistant to the President of the United States and Deputy National Security Advisor. Dr. Gates is a Director of NACCO Industries, Inc. (mining and manufacturing), Parker Drilling Co., Inc. (drilling and rental tools for the energy industry, 2001-present), and Brinker International (restaurant management, 2003-present). Previously, Dr. Gates served as a Director of LucasVarity PLC (automotive components and diesel engines), a Director of TRW Inc. (automotive, space, defense, and information technology), and Dean of the George Bush School of Government and Public Service at Texas A&M University (1999-2001).

George H. Heilmeier (70)

Year of Election or Appointment: 2004

Dr. Heilmeier is Chairman Emeritus of Telcordia Technologies (communication software and systems), where prior to his retirement, he served as company Chairman and Chief Executive Officer. He currently serves on the Boards of Directors of The Mitre Corporation (systems engineering and information technology support for the government), and HRL Laboratories (private research and development, 2004-present). He is Chairman of the General Motors Science & Technology Advisory Board and a Life Fellow of the Institute of Electrical and Electronics Engineers (IEEE). Dr. Heilmeier is a member of the Defense Science Board and the National Security Agency Advisory Board. He is also a member of the National Academy of Engineering, the American Academy of Arts and Sciences, and the Board of Overseers of the School of Engineering and Applied Science of the University of Pennsylvania. Previously, Dr. Heilmeier served as a Director of TRW Inc. (automotive, space, defense, and information technology, 1992-2002), Compaq (1994-2002), Automatic Data Processing, Inc. (ADP) (technology-based business outsourcing, 1995-2002), INET Technologies Inc. (telecommunications network surveillance, 2001-2004), and Teletech Holdings (customer management services). He is the recipient of the 2005 Kyoto Prize in Advanced Technology for his invention of the liquid crystal display.

Marie L. Knowles (59)

Year of Election or Appointment: 2001

Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. She currently serves as a Director of Phelps Dodge Corporation (copper mining and manufacturing) and McKesson Corporation (healthcare service, 2002-present). Ms. Knowles is a Trustee of the Brookings Institution and the Catalina Island Conservancy and also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California.

Ned C. Lautenbach (62)

Year of Election or Appointment: 2000

Mr. Lautenbach has been a partner of Clayton, Dubilier & Rice, Inc. (private equity investment firm) since September 1998. Previously, Mr. Lautenbach was with the International Business Machines Corporation (IBM) from 1968 until his retirement in 1998. Mr. Lautenbach serves as a Director of Italtel Holding S.p.A. (telecommunications (Milan, Italy), 2004-present) and Eaton Corporation (diversified industrial) as well as the Philharmonic Center for the Arts in Naples, Florida. He also is a member of the Board of Trustees of Fairfield University (2005-present), as well as a member of the Council on Foreign Relations.

William O. McCoy (72)

Year of Election or Appointment: 1997

Prior to his retirement in December 1994, Mr. McCoy was Vice Chairman of the Board of BellSouth Corporation (telecommunications) and President of BellSouth Enterprises. He is currently a Director of Duke Realty Corporation (real estate). He is also a partner of Franklin Street Partners (private investment management firm). In addition, Mr. McCoy served as the Interim Chancellor (1999-2000) and a member of the Board of Visitors for the University of North Carolina at Chapel Hill and currently serves as Chairman of the Board of Directors of the University of North Carolina Health Care System. He also served as Vice President of Finance for the University of North Carolina (16-school system).

Cornelia M. Small (62)

Year of Election or Appointment: 2005

Ms. Small is a member (2000-present) and Chairperson (2002-present) of the Investment Committee, and a member (2002-present) of the Board of Trustees of Smith College. Previously, she served as Chief Investment Officer (1999-2000), Director of Global Equity Investments (1996-1999), and a member of the Board of Directors of Scudder, Stevens & Clark (1990-1997) and Scudder Kemper Investments (1997-1999). In addition, Ms. Small served as Co-Chair (2000-2003) of the Annual Fund for the Fletcher School of Law and Diplomacy.

William S. Stavropoulos (67)

Year of Election or Appointment: 2001

Mr. Stavropoulos is Chairman Emeritus of the Board of Directors of The Dow Chemical Company. Since joining The Dow Chemical Company in 1967, Mr. Stavropoulos served in numerous senior management positions, including President (1993-2000; 2002-2003), CEO (1995-2000; 2002-2004), and Chairman of the Executive Committee (2000-2004). Currently, he is a Director of NCR Corporation (data warehousing and technology solutions), BellSouth Corporation (telecommunications), Chemical Financial Corporation, Maersk Inc. (industrial conglomerate, 2002-present), and Metalmark Capital (private equity investment firm, 2005-present). He also serves as a member of the Board of Trustees of the American Enterprise Institute for Public Policy Research. In addition, Mr. Stavropoulos is a member of The Business Council, J.P. Morgan International Council and the University of Notre Dame Advisory Council for the College of Science.

Kenneth L. Wolfe (67)

Year of Election or Appointment: 2005

Prior to his retirement in 2001, Mr. Wolfe was Chairman and Chief Executive Officer of Hershey Foods Corporation (1993-2001). He currently serves as a member of the boards of Adelphia Communications Corporation (2003-present), Bausch & Lomb, Inc., and Revlon Inc. (2004-present).

Annual Report

Advisory Board Member and Executive Officers:

Correspondence intended for Mr. Keyes may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235. Correspondence intended for each executive officer and Mr. Lynch may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
James H. Keyes (65)

Year of Election or Appointment: 2006

Member of the Advisory Board of Fidelity Income Fund. Prior to his retirement in 2003, Mr. Keyes was Chairman, President, and Chief Executive Officer of Johnson Controls, Inc. (automotive supplier, 1993-2003). He currently serves as a member of the boards of LSI Logic Corporation (semiconductor technologies, 1984-present), Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines, 2002-present), and Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions, 1998-present).

Peter S. Lynch (62)

Year of Election or Appointment: 2003

Member of the Advisory Board of Fidelity Income Fund. Mr. Lynch is Vice Chairman and a Director of FMR, and Vice Chairman (2001-present) and a Director (1999-present) of FMR Co., Inc. Previously, Mr. Lynch served as a Trustee of the Fidelity funds (1990-2003). In addition, he serves as the Chairman of the Inner-City Scholarship Fund.

Boyce I. Greer (50)

Year of Election or Appointment: 2006

Vice President of Ultra-Short Bond. Mr. Greer also serves as Vice President of certain Equity Funds (2005-present), certain Asset Allocation Funds (2005-present), Fixed-Income Funds (2006-present), and Money Market Funds (2006-present). Mr. Greer is also a Trustee of other investment companies advised by FMR (2003-present). He is an Executive Vice President of FMR (2005-present) and FMR Co., Inc. (2005-present), and Senior Vice President of Fidelity Investments Money Management, Inc. (2006-present). Previously, Mr. Greer served as a Director and Managing Director of Strategic Advisers, Inc. (2002-2005), and Executive Vice President (2000-2002) and Money Market Group Leader (1997-2002) of the Fidelity Investments Fixed Income Division. He also served as Vice President of Fidelity's Money Market Funds (1997-2002), Senior Vice President of FMR (1997-2002), and Vice President of FIMM (1998-2002).

David L. Murphy (58)

Year of Election or Appointment: 2005

Vice President of Ultra-Short Bond. Mr. Murphy also serves as Vice President of Fidelity's Money Market Funds (2002-present), certain Asset Allocation Funds (2003-present), Fixed-Income Funds (2005-present), and Balanced Funds (2005-present). He serves as Senior Vice President (2000-present) and Head (2004-present) of the Fidelity Investments Fixed Income Division. Mr. Murphy is also a Senior Vice President of Fidelity Investments Money Management, Inc. (2003-present) and an Executive Vice President of FMR (2005-present). Previously, Mr. Murphy served as Money Market Group Leader (2002-2004), Bond Group Leader (2000-2002), and Vice President of Fidelity's Taxable Bond Funds (2000-2002) and Fidelity's Municipal Bond Funds (2001-2002).

Thomas J. Silvia (45)

Year of Election or Appointment: 2005

Vice President of Ultra-Short Bond. Mr. Silvia also serves as Vice President of Fidelity's Fixed-Income Funds (2005-present), certain Balanced Funds (2005-present), certain Asset Allocation Funds (2005-present), and Senior Vice President and Bond Group Leader of the Fidelity Investments Fixed-Income Division (2005-present). Previously, Mr. Silvia served as Director of Fidelity's Taxable Bond portfolio managers (2002-2004) and a portfolio manager in the Bond Group (1997-2004).

Andrew Dudley (41)

Year of Election or Appointment: 2002

Vice President of Ultra-Short Bond. Mr. Dudley also serves as Vice President of other funds advised by FMR. Prior to assuming his current responsibilities, Mr. Dudley worked as a portfolio manager.

Eric D. Roiter (57)

Year of Election or Appointment: 2002

Secretary of Ultra-Short Bond. He also serves as Secretary of other Fidelity funds; Vice President, General Counsel, and Secretary of FMR Co., Inc. (2001-present) and FMR; Assistant Secretary of Fidelity Management & Research (U.K.) Inc. (2001-present), Fidelity Research & Analysis Company (2001-present), and Fidelity Investments Money Management, Inc. (2001-present). Mr. Roiter is an Adjunct Member, Faculty of Law, at Boston College Law School (2003-present). Previously, Mr. Roiter served as Vice President and Secretary ofFidelity Distributors Corporation (FDC) (1998-2005).

Stuart Fross (46)

Year of Election or Appointment: 2003

Assistant Secretary of Ultra-Short Bond. Mr. Fross also serves as Assistant Secretary of other Fidelity funds (2003-present), Vice President and Secretary of FDC (2005-present), and is an employee of FMR.

Christine Reynolds (47)

Year of Election or Appointment: 2004

President and Treasurer of Ultra-Short Bond. Ms. Reynolds also serves as President and Treasurer of other Fidelity funds (2004-present) and is a Vice President (2003-present) and an employee (2002-present) of FMR. Before joining Fidelity Investments, Ms. Reynolds worked at PricewaterhouseCoopers LLP (PwC) (1980-2002), where she was most recently an audit partner with PwC's investment management practice.

R. Stephen Ganis (40)

Year of Election or Appointment: 2006

Anti-Money Laundering (AML) officer of Ultra-Short Bond. Mr. Ganis also serves as AML officer of other Fidelity funds (2006-present) and FMR Corp. (2003-present). Before joining Fidelity Investments, Mr. Ganis practiced law at Goodwin Procter, LLP (2000-2002).

Joseph B. Hollis (58)

Year of Election or Appointment: 2006

Chief Financial Officer of Ultra-Short Bond. Mr. Hollis also serves as Chief Financial Officer of other Fidelity funds. Mr. Hollis is President of Fidelity Pricing and Cash Management Services (FPCMS) (2005-present). Mr. Hollis also serves as President and Director of Fidelity Service Company, Inc. (2006-present). Previously, Mr. Hollis served as Senior Vice President of Cash Management Services (1999-2002) and Investment Management Operations (2002-2005).

Kenneth A. Rathgeber (59)

Year of Election or Appointment: 2004

Chief Compliance Officer of Ultra-Short Bond. Mr. Rathgeber also serves as Chief Compliance Officer of other Fidelity funds (2004-present) and Executive Vice President of Risk Oversight for Fidelity Investments (2002-present). He is Chief Compliance Officer of FMR (2005-present), FMR Co., Inc. (2005-present), Fidelity Management & Research (U.K.) Inc. (2005-present), Fidelity Research & Analysis Company (2005-present), Fidelity Investments Money Management, Inc. (2005-present), and Strategic Advisers, Inc. (2005-present). Previously, Mr. Rathgeber served as Executive Vice President and Chief Operating Officer for Fidelity Investments Institutional Services Company, Inc. (1998-2002).

Bryan A. Mehrmann (45)

Year of Election or Appointment: 2005

Deputy Treasurer of Ultra-Short Bond. Mr. Mehrmann also serves as Deputy Treasurer of other Fidelity funds (2005-present) and is an employee of FMR. Previously, Mr. Mehrmann served as Vice President of Fidelity Investments Institutional Services Group (FIIS)/Fidelity Investments Institutional Operations Corporation, Inc. (FIIOC) Client Services (1998-2004).

Kimberley H. Monasterio (42)

Year of Election or Appointment: 2004

Deputy Treasurer of Ultra-Short Bond. Ms. Monasterio also serves as Deputy Treasurer of other Fidelity funds (2004) and is an employee of FMR (2004). Before joining Fidelity Investments, Ms. Monasterio served as Treasurer (2000-2004) and Chief Financial Officer (2002-2004) of the Franklin Templeton Funds and Senior Vice President of Franklin Templeton Services, LLC (2000-2004).

Kenneth B. Robins (36)

Year of Election or Appointment: 2005

Deputy Treasurer of Ultra-Short Bond. Mr. Robins also serves as Deputy Treasurer of other Fidelity funds (2005-present) and is an employee of FMR (2004-present). Before joining Fidelity Investments, Mr. Robins worked at KPMG LLP, where he was a partner in KPMG's department of professional practice (2002-2004) and a Senior Manager (1999-2000). In addition, Mr. Robins served as Assistant Chief Accountant, United States Securities and Exchange Commission (2000-2002).

Robert G. Byrnes (39)

Year of Election or Appointment: 2005

Assistant Treasurer of Ultra-Short Bond. Mr. Byrnes also serves as Assistant Treasurer of other Fidelity funds (2005-present) and is an employee of FMR (2005-present). Previously, Mr. Byrnes served as Vice President of FPCMS (2003-2005). Before joining Fidelity Investments, Mr. Byrnes worked at Deutsche Asset Management where he served as Vice President of the Investment Operations Group (2000-2003).

John H. Costello (59)
Year of Election or Appointment: 2002 Assistant Treasurer of Ultra-Short Bond. Mr. Costello also serves as Assistant Treasurer of other Fidelity funds and is an employee of FMR.
Peter L. Lydecker (52)
Year of Election or Appointment: 2004 Assistant Treasurer of Ultra-Short Bond. Mr. Lydecker also serves as Assistant Treasurer of other Fidelity funds (2004) and is an employee of FMR.
Mark Osterheld (51)
Year of Election or Appointment: 2002 Assistant Treasurer of Ultra-Short Bond. Mr. Osterheld also serves as Assistant Treasurer of other Fidelity funds (2002) and is an employee of FMR.
Gary W. Ryan (47)

Year of Election or Appointment: 2005

Assistant Treasurer of Ultra-Short Bond. Mr. Ryan also serves as Assistant Treasurer of other Fidelity funds (2005-present) and is an employee of FMR (2005-present). Previously, Mr. Ryan served as Vice President of Fund Reporting in FPCMS (1999-2005).

Salvatore Schiavone (40)

Year of Election or Appointment: 2005

Assistant Treasurer of Ultra-Short Bond. Mr. Schiavone also serves as Assistant Treasurer of other Fidelity funds (2005-present) and is an employee of FMR (2005-present). Before joining Fidelity Investments, Mr. Schiavone worked at Deutsche Asset Management, where he most recently served as Assistant Treasurer (2003-2005) of the Scudder Funds and Vice President and Head of Fund Reporting (1996-2003).

Annual Report

Distributions

The fund designates $21,139,410 of distributions paid during the period January 1, 2006 to July 31, 2006 as qualifying to be taxed as interest-related dividends for nonresident alien shareholders.

The fund will notify shareholders in January 2007 of amounts for use in preparing 2006 income tax returns.

Annual Report

Proxy Voting Results

A special meeting of the fund's shareholders was held on January 18, 2006. The results of votes taken among shareholders on the proposal before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1
To elect a Board of Trustees. A
	# of Votes	% of Votes
Dennis J. Dirks
Affirmative	8,252,035,677.61	97.347
Withheld	224,894,685.16	2.653
TOTAL	8,476,930,362.77	100.000
Albert R. Gamper, Jr.
Affirmative	8,252,680,829.70	97.355
Withheld	224,249,533.07	2.645
TOTAL	8,476,930,362.77	100.000
Robert M. Gates
Affirmative	8,239,007,314.92	97.193
Withheld	237,923,047.85	2.807
TOTAL	8,476,930,362.77	100.000
George H. Heilmeier
Affirmative	8,242,547,667.10	97.235
Withheld	234,382,695.67	2.765
TOTAL	8,476,930,362.77	100.000
Abigail P. Johnson
Affirmative	8,207,133,817.28	96.817
Withheld	269,796,545.49	3.183
TOTAL	8,476,930,362.77	100.000
Edward C. Johnson 3d
Affirmative	8,205,030,635.55	96.792
Withheld	271,899,727.22	3.208
TOTAL	8,476,930,362.77	100.000
Stephen P. Jonas
Affirmative	8,239,700,661.39	97.201
Withheld	237,229,701.38	2.799
TOTAL	8,476,930,362.77	100.000
	# of Votes	% of Votes
Marie L. Knowles
Affirmative	8,246,135,458.96	97.277
Withheld	230,794,903.81	2.723
TOTAL	8,476,930,362.77	100.000
Ned C. Lautenbach
Affirmative	8,247,874,320.21	97.298
Withheld	229,056,042.56	2.702
TOTAL	8,476,930,362.77	100.000
William O. McCoy
Affirmative	8,229,632,189.68	97.083
Withheld	247,298,173.09	2.917
TOTAL	8,476,930,362.77	100.000
Robert L. Reynolds
Affirmative	8,241,271,395.49	97.220
Withheld	235,658,967.28	2.780
TOTAL	8,476,930,362.77	100.000
Cornelia M. Small
Affirmative	8,249,991,018.59	97.323
Withheld	226,939,344.18	2.677
TOTAL	8,476,930,362.77	100.000
William S. Stavropoulos
Affirmative	8,236,371,332.54	97.162
Withheld	240,559,030.23	2.838
TOTAL	8,476,930,362.77	100.000
Kenneth L. Wolfe
Affirmative	8,244,328,417.87	97.256
Withheld	232,601,944.90	2.744
TOTAL	8,476,930,362.77	100.000
A Denotes trust-wide proposal and voting results.

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Ultra-Short Bond Fund

Each year, typically in June, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information throughout the year.

The Board meets regularly each month except August and takes into account throughout the year matters bearing on Advisory Contracts. The Board, acting directly and through its separate committees, considers at each of its meetings factors that are relevant to the annual renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. At the time of the renewal, the Board had 12 standing committees, each composed of Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. Each committee has adopted a written charter outlining the structure and purposes of the committee. One such committee, the Fixed-Income Contract Committee, meets periodically as needed throughout the year to consider matters specifically related to the annual renewal of Advisory Contracts. The committee requests and receives information on, and makes recommendations to the Independent Trustees concerning, the approval and annual review of the Advisory Contracts.

At its June 2006 meeting, the Board of Trustees, including the Independent Trustees, unanimously determined to renew the Advisory Contracts for the fund. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the management fee and total expenses of the fund; (iii) the total costs of the services to be provided by and the profits to be realized by the investment adviser and its affiliates from the relationship with the fund; (iv) the extent to which economies of scale would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

In determining whether to renew the Advisory Contracts for the fund, the Board ultimately reached a determination, with the assistance of fund counsel and Independent Trustees' counsel, that the renewal of the Advisory Contracts and the compensation to be received by Fidelity under the management contract is consistent with Fidelity's fiduciary duty under applicable law. In addition to evaluating the specific factors noted above, the Board, in reaching its determination, is aware that shareholders in the fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by competitors to Fidelity, and that the fund's shareholders, with the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, managed by Fidelity.

Annual Report

Nature, Extent, and Quality of Services Provided. The Board considered staffing within the investment adviser, FMR, and the sub-advisers (together, the Investment Advisers), including the background of the fund's portfolio manager and the fund's investment objective and discipline. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the size, education, and experience of the Investment Advisers' investment staff, their use of technology, and the Investment Advisers' approach to recruiting, training, and retaining portfolio managers and other research, advisory, and management personnel. The Board considered Fidelity's extensive global research capabilities that enable the Investment Advisers to aggregate data from various sources in an effort to produce positive investment results. The Board noted that Fidelity's analysts have access to a variety of technological tools that enable them to perform both fundamental and quantitative analysis and to specialize in various disciplines. The Board also considered that Fidelity's portfolio managers and analysts have access to daily portfolio attribution that allows for monitoring of a fund's portfolio, as well as an electronic communication system that provides immediate real-time access to research concerning issuers and credit enhancers. In addition, the Board considered the trading resources that are an integrated part of the fixed-income portfolio management investment process.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of administrative, distribution, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the Investment Advisers' supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures.

The Board noted that the growth of fund assets across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through phone representatives and over the Internet, and investor education materials and asset allocation tools.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing for a large variety of mutual fund investor services. For example, fund shareholders are offered the privilege of exchanging shares of the fund for shares of other Fidelity funds, as set forth in the fund's prospectus, without paying an additional sales charge. The Board noted that, since the last Advisory Contract renewals in June 2005, Fidelity has taken a number of actions that benefited particular funds, including (i) dedicating additional resources to investment research and to restructure the investment research teams; (ii) voluntarily entering into contractual arrangements with certain brokers pursuant to which Fidelity pays for research products and services separately out of its own resources, rather than bundling with fund commissions; (iii) launching the Fidelity Advantage Class of its five Spartan stock index funds and three Spartan bond index funds, which is a lower-fee class available to shareholders with higher account balances; (iv) contractually agreeing to impose expense limitations on Fidelity U.S. Bond Index Fund and reducing the fund's initial investment minimum; and (v) offering shareholders of each of the Fidelity Institutional Money Market Funds the privilege of exchanging shares of the fund for shares of other Fidelity funds.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Investment Performance. The Board considered whether the fund has operated within its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed the fund's absolute investment performance for each class, as well as the fund's relative investment performance for each class measured against (i) a broad-based securities market index, and (ii) a peer group of mutual funds deemed appropriate by the Board over multiple periods. Because the fund had been in existence less than five calendar years, the following charts considered by the Board show, over the one- and three-year periods ended December 31, 2005, as applicable, the cumulative total returns of Class T and Fidelity Ultra-Short Bond (retail class), the cumulative total returns of a broad-based securities market index ("benchmark"), and a range of cumulative total returns of a peer group of mutual funds identified by Lipper Inc. as having an investment objective similar to that of the fund. The returns of Class T and Fidelity Ultra-Short Bond (retail class) represent the performance of classes with the highest and lowest 12b-1 fees, respectively (not necessarily with the highest and lowest total expenses). The box within each chart shows the 25th percentile return (bottom of box) and the 75th percentile return (top of box) of the Lipper peer group. Returns shown above the box are in the first quartile and returns shown below the box are in the fourth quartile. The percentage beaten numbers noted below each chart correspond to the percentile box and represent the percentage of funds in the Lipper peer group whose performance was equal to or lower than that of the class indicated.

Annual Report

Fidelity Ultra-Short Bond Fund

The Board reviewed the fund's relative investment performance against its Lipper peer group and stated that the performance of Fidelity Ultra-Short Bond (retail class) was in the first quartile for all the periods shown. The Board also stated that the relative investment performance of the fund was lower than its benchmark for the one-year period, although the three-year cumulative total return of Fidelity Ultra-Short Bond (retail class) compared favorably to its benchmark. The Board considered that the variations in performance among the fund's classes reflect the variations in class expenses, which result in lower performance for higher expense classes.

Based on its review, and giving particular weight to the nature and quality of the resources dedicated by the Investment Advisers to maintain and improve relative performance, the Board concluded that the nature, extent, and quality of the services provided to the fund will benefit the fund's shareholders, particularly in light of the Board's view that the fund's shareholders benefit from investing in a fund that is part of a large family of funds offering a variety of investment disciplines and services.

Competitiveness of Management Fee and Total Fund Expenses. The Board considered the fund's management fee and total expenses compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board considered two proprietary management fee comparisons for the 12-month (or shorter) periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group" and, for the reasons explained above, is broader than the Lipper peer group used by the Board for performance comparisons. The Total Mapped Group comparison focuses on a fund's standing relative to the total universe of comparable funds available to investors, in terms of gross management fees before expense reimbursements or caps. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a TMG % of 14% means that 86% of the funds in the Total Mapped Group had higher management fees than the fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to non-Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee ranked, is also included in the chart and considered by the Board.

Fidelity Ultra-Short Bond Fund

The Board noted that the fund's management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2005.

Furthermore, the Board considered that it had approved an amendment (effective June 1, 2005) to the fund's management contract that lowered the fund's individual fund fee rate from 30 basis points to 20 basis points. The Board considered that the chart reflects the fund's lower management fee for 2005, as if the lower rate were in effect for the entire year.

Annual Report

Based on its review, the Board concluded that the fund's management fee was fair and reasonable in light of the services that the fund receives and the other factors considered.

In its review of each class's total expenses, the Board considered the fund's management fee as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses. As part of its review, the Board also considered current and historical total expenses of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board also considered that it had approved changes (effective June 1, 2005) in the contractual arrangements for the fund that (i) have the effect of setting the total "fund-level" expenses (including, among certain other expenses, the management fee) for each class at 35 basis points, (ii) lower and limit the "class-level" transfer agent fee for Fidelity Ultra-Short Bond (retail class) to 10 basis points, and (iii) limit the total expenses for Fidelity Ultra-Short Bond (retail class) to 45 basis points. These contractual arrangements may not be increased without Board approval. The fund's Advisor classes continue to be subject to different class-level expenses (transfer agent fees and 12b-1 fees).

The Board noted that the total expenses of each class ranked below its competitive median for 2005. The Board considered that each class's total expenses reflect the contractual arrangements for 2005, as if the contractual arrangements were in effect for the entire year.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower fee rates as total fund assets under FMR's management increase, and for higher fee rates as total fund assets under FMR's management decrease. The Board noted that because the contractual arrangements that went into effect June 1, 2005 set the total fund-level expenses for each class at 35 basis points, increases or decreases in the management fee due to changes in the group fee rate will not impact total expenses. The Board realized, however, that the 35 basis point fee rate was below the lowest management fee rate available under the contractual arrangements that existed prior to June 1, 2005.

In its review of total expenses, the Board also considered Fidelity fee structures and other information on clients that FMR and its affiliates service in other competitive markets, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Based on its review, the Board concluded that the total expenses of each class of the fund were reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and its shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, FMR presents to the Board Fidelity's profitability for the fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the audited books and records of Fidelity. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of the results of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board believes that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board has also reviewed Fidelity's non-fund businesses and any fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and determined that the amount of profit is a fair entrepreneurial profit for the management of the fund.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions, including (Advisor classes only) reductions that occur through operation of the transfer agent agreement. The transfer agent fee varies in part based on the number of accounts in the fund. If the number of accounts decreases or the average account size increases, the overall transfer agent fee rate decreases. The Board also noted that the reduction in the fund's individual fund fee rate by 10 basis points delivers significant economies to fund shareholders. The Board concluded that any potential economies of scale are being shared between fund shareholders and Fidelity in an appropriate manner.

Annual Report

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Advisory Contracts, the Board requested additional information on several topics, including (i) Fidelity's fund profitability methodology and profitability trends within certain funds; (ii) funds and accounts managed by Fidelity other than the Fidelity funds, including fee arrangements; (iii) the total expenses of certain funds and classes relative to competitors; (iv) fund performance trends; and (v) Fidelity's fee structures.

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Annual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)

Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

1   For mutual fund and brokerage trading.

2   For quotes.*

3   For account balances and holdings.

4   To review orders and mutual
fund activity.

5   To change your PIN.

*0   To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)

Fidelity's Web Site
www.fidelity.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Annual Report

To Write Fidelity

We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.

(letter_graphic)

Making Changes
To Your Account

(such as changing name, address, bank, etc.)

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0002

(letter_graphic)

For Non-Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

(letter_graphic)

For Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

Annual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

Fidelity Investments
Money Management, Inc.

Fidelity International Investment Advisors

Fidelity International Investment Advisors
(U.K.) Limited

Fidelity Research & Analysis Company
(formerly Fidelity Management &
Research (Far East) Inc.)

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agent

Fidelity Service Company, Inc.

Boston, MA

Custodian

Citibank, N.A.

New York, NY

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®) (automated graphic)    1-800-544-5555

(automated graphic)    Automated line for quickest service

ULB-UANN-0906
1.789713.103

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

(Fidelity Investment logo)(registered trademark)

Fidelity Advisor

Ultra-Short Bond

Fund - Class A and Class T

Annual Report

July 31, 2006

Class A and Class T
are classes of
Fidelity® Ultra-Short Bond Fund

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Performance	<Click Here>	How the fund has done over time.
Management's Discussion	<Click Here>	The manager's review of fund performance, strategy and outlook.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	<Click Here>
Trustees and Officers	<Click Here>
Distributions	<Click Here>
Proxy Voting Results	<Click Here>
Board Approval of Investment Advisory Contracts and Management Fees	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

Annual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's website at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent quarterly holdings report, semiannual report, or annual report on Fidelity's web site at http://www.advisor.fidelity.com.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Although many securities markets made gains in early 2006, inflation concerns led to mixed results through the year's mid-point. Financial markets are always unpredictable. There are, however, a number of time-tested principles that can put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There are tax advantages and cost benefits to consider as well. The more you sell, the more taxes you pay, and the more you trade, the higher the costs. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third investment principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces unconstructive "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or over the phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Annual Report

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended July 31, 2006	Past 1 year	Life of fundA
Class A (incl. 1.50% sales charge) B	2.41%	1.99%
Class T (incl. 1.50% sales charge) C	2.44%	2.00%

A Since August 29, 2002

B Class A shares bear a 0.15% 12b-1 fee. The initial offering of Class A shares took place on June 16, 2004. Returns prior to June 16, 2004 are those of Fidelity Ultra-Short Bond, the original retail class of the fund, which does not bear a 12b-1 fee. Had Class A shares' 12b-1 fee been reflected, returns prior to June 16, 2004 would have been lower.

C Class T shares bear a 0.15% 12b-1 fee. The initial offering of Class T shares took place on June 16, 2004. Returns prior to June 16, 2004 are those of Fidelity Ultra-Short Bond, the original retail class of the fund, which does not bear a 12b-1 fee. Had Class T shares' 12b-1 fee been reflected, returns prior to June 16, 2004 would have been lower.

Annual Report

Performance - continued

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity® Advisor Ultra-Short Bond Fund - Class T on August 29, 2002, when the fund started, and the current 1.50% sales charge was paid. The chart shows how the value of your investment would have changed, and also shows how the Lehman Brothers® 6 Month Swap Index performed over the same period.

Annual Report

Management's Discussion of Fund Performance

Comments from Andrew Dudley, Portfolio Manager of Fidelity Advisor Ultra-Short Bond Fund

The domestic investment-grade bond market struggled during the 12-month period ending July 31, 2006, finishing with a 1.46% return as measured by the Lehman Brothers® Aggregate Bond Index. The negative momentum was typically a result of rising levels of core inflation, Federal Reserve Board interest rate hikes aimed to keep inflation at bay, and a yield curve that was sometimes inverted, meaning short-term yields exceeded long-term yields - a phenomenon that's often a precursor of a recession. In all, the Fed bumped up rates eight times during the period, hoisting the federal funds target rate to 5.25%, its highest level in five years. On the plus side, bonds scored well in the final quarter of the period, advancing 1.46%, which was identical to the debt market's return for the entire one-year period. Investors turned to high-quality debt in the last three months for a number of reasons: Equity performance stumbled; gross domestic product growth in the second quarter of 2006 gave strong evidence of a slowing economy; and the Fed supported that notion by announcing there was a good possibility of a pause in its rate hike campaign.

During the past year, the fund's Class A and Class T shares gained 3.97% and 4.00%, respectively (excluding sales charges), while the Lehman Brothers 6 Month Swap Index returned 4.22%. Boosting the fund's performance relative to the index was yield-curve positioning, with a large position in the Fidelity® Ultra-Short Central Fund - a diversified internal pool of short-term assets designed to outperform cash-like instruments with similar risk characteristics - and an overweighting in bonds with maturities in the one-to-two year range. Also to the fund's benefit was advantageous sector positioning, led by a heavy emphasis on non-government bonds, including structured products such as asset-backed securities, collateralized mortgage obligations and commercial mortgage-backed securities. These structured securities, which I held directly and also indirectly through our investment in the Fidelity Ultra-Short Central Fund, significantly outpaced the index. Modestly detracting from returns were out-of-index exposures to corporate and mortgage pass-through securities, both of which slightly lagged the index during the period.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (February 1, 2006 to July 31, 2006).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the fund, as a shareholder in the underlying affiliated central fund, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying affiliated central fund. These fees and expenses are not included in the fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the fund, as a shareholder in the underlying affiliated central fund, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying affiliated central fund. These fees and expenses are not included in the fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Annual Report

	Beginning Account Value February 1, 2006	Ending Account Value July 31, 2006	Expenses Paid During Period* February 1, 2006 to July 31, 2006
Class A
Actual	$ 1,000.00	$ 1,022.30	$ 3.51
HypotheticalA	$ 1,000.00	$ 1,021.32	$ 3.51
Class T
Actual	$ 1,000.00	$ 1,022.50	$ 3.46
HypotheticalA	$ 1,000.00	$ 1,021.37	$ 3.46
Ultra-Short Bond
Actual	$ 1,000.00	$ 1,023.70	$ 2.26
HypotheticalA	$ 1,000.00	$ 1,022.56	$ 2.26
Institutional Class
Actual	$ 1,000.00	$ 1,023.50	$ 2.41
HypotheticalA	$ 1,000.00	$ 1,022.41	$ 2.41

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The fees and expenses of the underlying affiliated central fund in which the fund invests are not included in the fund's annualized expense ratio.

Annualized Expense Ratio
Class A	.70%
Class T	.69%
Ultra-Short Bond	.45%
Institutional Class	.48%

Annual Report

Investment Changes

Quality Diversification (% of fund's net assets)
As of July 31, 2006	As of January 31, 2006
U.S. Government and U.S. Government Agency Obligations 14.2%	U.S. Government and U.S. Government Agency Obligations 16.0%
AAA 25.9%	AAA 26.8%
AA 11.5%	AA 11.0%
A 13.0%	A 11.2%
BBB 16.9%	BBB 14.5%
BB and Below 0.6%	BB and Below 0.5%
Not Rated 4.8%	Not Rated 1.4%
Short-Term Investments and Net Other Assets 13.1%	Short-Term Investments and Net Other Assets 18.6%

We have used ratings from Moody's Investors Services, Inc. Where Moody's ratings are not available, we have used S&P ratings. Securities rated BB or below were rated investment grade at the time of acquisition.

Average Years to Maturity as of July 31, 2006
6 months ago
Years	1.9	1.7
Average years to maturity is based on the average time remaining until principal payments are expected from each of the fund's bonds, weighted by dollar amount.
Duration as of July 31, 2006
6 months ago
Years	0.5	0.4

Duration shows how much a bond fund's price fluctuates with changes in comparable interest rates. If rates rise 1%, for example, a fund with a five-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example.

Asset Allocation (% of fund's net assets)
As of July 31, 2006*		As of January 31, 2006**
	Corporate Bonds 10.6%		Corporate Bonds 8.7%
	U.S. Government and U.S. Government Agency Obligations 14.2%		U.S. Government and U.S. Government Agency Obligations 16.0%
	Asset-Backed Securities 39.0%		Asset-Backed Securities 33.9%
	CMOs and Other Mortgage Related Securities 23.1%		CMOs and Other Mortgage Related Securities 22.8%
	Short-Term Investments and Net Other Assets 13.1%		Short-Term Investments and Net Other Assets 18.6%
* Foreign investments	14.9%	** Foreign investments	11.0%
* Futures and Swaps	18.0%	** Futures and Swaps	18.3%

The information in the above tables is based on the combined investments of the fund and its pro-rata share of the investments of Fidelity's fixed-income central fund.
For an unaudited list of holdings for each fixed-income central fund, visit fidelity.com and/or advisor.fidelity.com, as applicable.

Annual Report

Investments July 31, 2006

Showing Percentage of Net Assets

Nonconvertible Bonds - 8.6%
	Principal Amount	Value (Note 1)
CONSUMER DISCRETIONARY - 1.7%
Auto Components - 0.5%
DaimlerChrysler NA Holding Corp.:
5.74% 3/13/09 (d)	$ 1,800,000	$ 1,801,874
5.78% 9/10/07 (d)	1,230,000	1,233,707
Johnson Controls, Inc. 5.5988% 1/17/08 (d)	1,515,000	1,517,862
		4,553,443
Media - 1.2%
British Sky Broadcasting Group PLC (BSkyB) yankee 7.3% 10/15/06	900,000	902,359
Cox Communications, Inc.:
(Reg. S) 5.8694% 12/14/07 (d)	2,330,000	2,341,387
7.75% 8/15/06	360,000	360,184
Liberty Media Corp. 6.8294% 9/17/06 (d)	3,033,000	3,036,852
Univision Communications, Inc. 2.875% 10/15/06	1,210,000	1,201,709
Viacom, Inc. 5.6906% 6/16/09 (a)(d)	2,000,000	1,999,848
		9,842,339
TOTAL CONSUMER DISCRETIONARY		14,395,782
ENERGY - 0.3%
Oil, Gas & Consumable Fuels - 0.3%
Enterprise Products Operating LP 4% 10/15/07	2,670,000	2,613,340
FINANCIALS - 3.3%
Capital Markets - 0.1%
Lehman Brothers Holdings E-Capital Trust I 5.9538% 8/19/65 (d)	720,000	720,373
Commercial Banks - 0.4%
Santander Issuances SA Unipersonal 5.7006% 6/20/16 (a)(d)	1,500,000	1,500,051
Wells Fargo & Co. 5.34% 3/10/08 (d)	2,300,000	2,301,267
		3,801,318
Consumer Finance - 0.7%
MBNA Capital I 8.278% 12/1/26	810,000	848,375
MBNA Europe Funding PLC 5.3363% 9/7/07 (a)(d)	2,720,000	2,721,474
SLM Corp. 5.6647% 7/26/10 (d)	2,770,000	2,768,147
		6,337,996
Nonconvertible Bonds - continued
	Principal Amount	Value (Note 1)
FINANCIALS - continued
Diversified Financial Services - 0.5%
Aspetuck Trust 5.7869% 10/16/06 (d)(g)	$ 2,195,000	$ 2,196,449
CC Funding Trust I 6.9% 2/16/07	1,695,000	1,705,309
		3,901,758
Insurance - 0.1%
Oil Insurance Ltd. 5.545% 10/6/06 (a)(d)	830,000	829,799
Real Estate Investment Trusts - 0.5%
iStar Financial, Inc. 5.9638% 3/16/09 (d)	2,505,000	2,521,293
Reckson Operating Partnership LP 6% 6/15/07	1,440,000	1,435,572
		3,956,865
Thrifts & Mortgage Finance - 1.0%
Countrywide Financial Corp. 5.67% 4/11/07 (d)	1,575,000	1,576,386
Residential Capital Corp. 6.875% 6/29/07 (d)	1,995,000	2,005,061
Washington Mutual Bank:
5.2388% 5/1/09 (d)	3,000,000	3,001,119
5.31% 8/25/08 (d)	2,220,000	2,222,513
		8,805,079
TOTAL FINANCIALS		28,353,188
INFORMATION TECHNOLOGY - 0.2%
Communications Equipment - 0.2%
Motorola, Inc. 4.608% 11/16/07	1,700,000	1,681,341
TELECOMMUNICATION SERVICES - 1.9%
Diversified Telecommunication Services - 1.8%
AT&T, Inc. 5.2625% 5/15/08 (d)	3,000,000	3,001,032
Deutsche Telekom International Finance BV 5.6288% 3/23/09 (d)	1,725,000	1,726,113
Sprint Capital Corp. 4.78% 8/17/06	1,000,000	999,704
Telecom Italia Capital SA 6.1081% 7/18/11 (d)	3,000,000	3,001,473
Telefonica Emisiones SAU 5.61% 6/19/09 (d)	3,500,000	3,502,734
Telefonos de Mexico SA de CV 4.5% 11/19/08	1,605,000	1,559,076
TELUS Corp. yankee 7.5% 6/1/07	2,000,000	2,030,302
		15,820,434
Wireless Telecommunication Services - 0.1%
Verizon Wireless Capital LLC 5.375% 12/15/06	700,000	699,847
TOTAL TELECOMMUNICATION SERVICES		16,520,281
Nonconvertible Bonds - continued
	Principal Amount	Value (Note 1)
UTILITIES - 1.2%
Electric Utilities - 0.3%
Pepco Holdings, Inc. 5.5% 8/15/07	$ 2,710,000	$ 2,706,794
Independent Power Producers & Energy Traders - 0.3%
Constellation Energy Group, Inc. 6.35% 4/1/07	910,000	913,714
Duke Capital LLC 4.331% 11/16/06	1,590,000	1,583,018
		2,496,732
Multi-Utilities - 0.6%
Dominion Resources, Inc. 5.79% 9/28/07 (d)	2,300,000	2,301,663
NiSource, Inc. 3.628% 11/1/06	1,055,000	1,049,284
Sempra Energy 4.75% 5/15/09	2,000,000	1,956,382
		5,307,329
TOTAL UTILITIES		10,510,855
TOTAL NONCONVERTIBLE BONDS (Cost $74,244,078)		74,074,787
U.S. Government and Government Agency Obligations - 6.1%

U.S. Government Agency Obligations - 6.0%
Fannie Mae 0% 4/27/07	46,000,000	44,228,254
Freddie Mac 0% 9/29/06	7,300,000	7,237,432
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		51,465,686
U.S. Treasury Obligations - 0.1%
U.S. Treasury Bills, yield at date of purchase 5.03% 10/19/06 (c)	750,000	741,870
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $52,261,448)		52,207,556
U.S. Government Agency - Mortgage Securities - 1.1%

Fannie Mae - 1.1%
4.3% 10/1/34 (d)	55,298	54,784
4.307% 3/1/33 (d)	138,726	137,167
4.307% 10/1/33 (d)	49,655	48,901
4.323% 6/1/33 (d)	61,166	60,476
4.513% 10/1/35 (d)	90,948	89,781
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount	Value (Note 1)
Fannie Mae - continued
4.553% 1/1/35 (d)	$ 223,468	$ 221,694
4.555% 9/1/34 (d)	416,778	416,253
4.593% 8/1/34 (d)	138,275	137,752
4.643% 1/1/33 (d)	76,143	75,604
4.658% 3/1/35 (d)	53,780	53,374
4.684% 9/1/34 (d)	47,118	47,402
4.708% 10/1/32 (d)	24,827	24,737
4.73% 2/1/33 (d)	20,633	20,511
4.732% 10/1/32 (d)	31,928	32,271
4.746% 1/1/35 (d)	13,324	13,240
4.811% 8/1/34 (d)	118,558	118,217
4.815% 5/1/33 (d)	10,553	10,502
4.988% 11/1/32 (d)	86,703	86,872
4.989% 12/1/32 (d)	11,219	11,217
5.016% 2/1/35 (d)	46,737	46,556
5.023% 7/1/34 (d)	62,560	62,083
5.063% 11/1/34 (d)	25,481	25,593
5.184% 8/1/33 (d)	162,136	161,670
5.294% 7/1/35 (d)	67,769	67,718
5.5% 11/1/16 to 2/1/19	4,010,734	3,976,024
6.5% 7/1/16 to 3/1/35	2,261,507	2,296,635
7% 8/1/17 to 5/1/32	1,215,544	1,243,832
TOTAL FANNIE MAE		9,540,866
Freddie Mac - 0.0%
4.783% 10/1/32 (d)	24,552	24,611
4.86% 3/1/33 (d)	62,962	62,507
5.639% 4/1/32 (d)	30,337	30,737
TOTAL FREDDIE MAC		117,855
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $9,903,646)		9,658,721
Asset-Backed Securities - 29.3%

Accredited Mortgage Loan Trust:
Series 2004-2 Class A2, 5.685% 7/25/34 (d)	386,570	387,853
Series 2004-3 Class 2A4, 5.735% 10/25/34 (d)	520,512	521,192
Series 2004-4 Class A2D, 5.735% 1/25/35 (d)	237,655	238,456
Series 2005-1 Class M1, 5.855% 4/25/35 (d)	1,545,000	1,552,561
Asset-Backed Securities - continued
	Principal Amount	Value (Note 1)
ACE Securities Corp.:
Series 2002-HE2 Class M1, 6.66% 8/25/32 (d)	$ 151,473	$ 151,586
Series 2003-HE1:
Class M1, 6.035% 11/25/33 (d)	113,099	113,568
Class M2, 7.085% 11/25/33 (d)	75,000	75,845
Series 2003-HS1:
Class M1, 6.135% 6/25/33 (d)	50,000	50,301
Class M2, 7.135% 6/25/33 (d)	50,000	50,560
Series 2003-NC1 Class M1, 6.165% 7/25/33 (d)	100,000	100,370
Series 2004-HE1:
Class M1, 5.885% 2/25/34 (d)	150,000	150,345
Class M2, 6.485% 2/25/34 (d)	175,000	176,377
Series 2005-HE2:
Class M2, 5.835% 4/25/35 (d)	250,000	251,096
Class M3, 5.865% 4/25/35 (d)	145,000	145,974
Class M4, 6.025% 4/25/35 (d)	185,000	186,221
Series 2005-HE3:
Class A2A, 5.485% 5/25/35 (d)	232,106	232,124
Class A2B, 5.595% 5/25/35 (d)	630,000	630,503
Series 2005-SD1 Class A1, 5.785% 11/25/50 (d)	173,919	174,169
Series 2006-HE2:
Class A2C, 5.545% 5/25/36 (d)	995,000	995,930
Class M1, 5.685% 5/25/36 (d)	915,000	916,529
Class M2, 5.705% 5/25/36 (d)	305,000	305,238
Class M3, 5.725% 5/25/36 (d)	240,000	240,277
Class M4, 5.785% 5/25/36 (d)	200,000	200,305
Class M5, 5.825% 5/25/36 (d)	295,000	295,557
Aesop Funding II LLC Series 2005-1A Class A2, 5.4381% 4/20/09 (a)(d)	1,200,000	1,200,161
American Express Credit Account Master Trust:
Series 2004-1 Class B, 5.6188% 9/15/11 (d)	410,000	411,573
Series 2004-5 Class B, 5.6188% 4/16/12 (d)	2,150,000	2,150,496
Series 2004-C Class C, 5.8688% 2/15/12 (a)(d)	591,770	593,267
Series 2005-1 Class A, 5.3988% 10/15/12 (d)	2,185,000	2,186,113
Series 2005-6 Class C, 5.6188% 3/15/11 (a)(d)	1,275,000	1,276,734
AmeriCredit Automobile Receivables Trust:
Series 2003-AM Class A4B, 5.8038% 11/6/09 (d)	329,492	329,886
Series 2003-BX Class A4B, 5.8038% 1/6/10 (d)	84,194	84,304
Series 2004-1 Class A3, 3.22% 7/6/08	72,682	72,582
Series 2005-1 Class C, 4.73% 7/6/10	2,500,000	2,463,979
Series 2006-RM Class A1, 5.37% 10/6/09	2,000,000	1,998,267
Ameriquest Mortgage Securities, Inc.:
Series 2003-1 Class M1, 6.285% 2/25/33 (d)	474,619	475,824
Asset-Backed Securities - continued
	Principal Amount	Value (Note 1)
Ameriquest Mortgage Securities, Inc.: - continued
Series 2003-11 Class M1, 6.075% 1/25/34 (d)	$ 1,930,000	$ 1,947,423
Series 2003-3 Class M1, 6.185% 3/25/33 (d)	21,641	21,713
Series 2003-AR1 Class M1, 6.535% 1/25/33 (d)	370,506	371,746
Series 2004-R11 Class M1, 6.045% 11/25/34 (d)	560,000	564,212
Series 2004-R2:
Class M1, 5.815% 4/25/34 (d)	85,000	84,998
Class M2, 5.865% 4/25/34 (d)	75,000	74,999
Series 2004-R8 Class M9, 8.135% 9/25/34 (d)	1,525,000	1,536,893
Series 2004-R9:
Class A3, 5.705% 10/25/34 (d)	38,332	38,337
Class M2, 6.035% 10/25/34 (d)	720,000	725,567
Class M4, 6.555% 10/25/34 (d)	925,000	937,697
Series 2005-R1:
Class M1, 5.835% 3/25/35 (d)	770,000	771,978
Class M2, 5.865% 3/25/35 (d)	260,000	261,056
Series 2005-R2 Class M1, 5.835% 4/25/35 (d)	1,700,000	1,706,851
Amortizing Residential Collateral Trust:
Series 2002-BC1 Class M2, 6.485% 1/25/32 (d)	35,456	35,701
Series 2002-BC6 Class M1, 6.135% 8/25/32 (d)	100,000	100,454
ARG Funding Corp.:
Series 2005-1A Class A2, 5.4781% 4/20/09 (a)(d)	1,500,000	1,502,188
Series 2005-2A Class A2, 5.4881% 5/20/09 (a)(d)	800,000	799,989
Argent Securities, Inc.:
Series 2003-W3 Class M2, 7.185% 9/25/33 (d)	800,000	809,499
Series 2004-W5 Class M1, 5.985% 4/25/34 (d)	1,420,000	1,421,663
Series 2004-W7:
Class M1, 5.935% 5/25/34 (d)	305,000	307,122
Class M2, 5.985% 5/25/34 (d)	250,000	251,791
Series 2006-W1 Class M10, 7.885% 3/25/36 (d)	995,000	916,994
Series 2006-W4:
Class A2C, 5.545% 5/25/36 (d)	1,200,000	1,200,575
Class M2, 5.705% 5/25/36 (d)	1,265,000	1,264,466
Class M3, 5.725% 5/25/36 (d)	1,010,000	1,009,579
Arran Funding Ltd. Series 2005-A Class C, 5.1875% 12/15/10 (d)	3,235,000	3,234,030
Asset Backed Funding Certificates Series 2004-HE1 Class M2, 6.535% 1/25/34 (d)	230,000	233,902
Asset Backed Securities Corp. Home Equity Loan Trust:
Series 2003-HE2 Class M1, 6.2688% 4/15/33 (d)	1,165,025	1,166,976
Series 2003-HE6 Class M1, 6.035% 11/25/33 (d)	215,000	216,507
Series 2003-HE7 Class A3, 5.7288% 12/15/33 (d)	45,714	45,858
Series 2004-HE6 Class A2, 5.745% 6/25/34 (d)	825,475	827,448
Asset-Backed Securities - continued
	Principal Amount	Value (Note 1)
Asset Backed Securities Corp. Home Equity Loan Trust: - continued
Series 2005-HE1 Class M1, 5.885% 3/25/35 (d)	$ 540,000	$ 543,203
Series 2005-HE2:
Class M1, 5.835% 3/25/35 (d)	1,105,000	1,111,225
Class M2, 5.885% 3/25/35 (d)	275,000	277,143
Series 2005-HE3 Class A4, 5.585% 4/25/35 (d)	1,234,989	1,235,468
Bank One Issuance Trust:
Series 2002-B1 Class B1, 5.7488% 12/15/09 (d)	465,000	465,681
Series 2002-C1 Class C1, 6.3288% 12/15/09 (d)	675,000	678,457
Series 2003-C4 Class C4, 6.3988% 2/15/11 (d)	2,010,000	2,039,325
Series 2004-C1 Class C1, 5.8688% 11/15/11 (d)	25,000	25,172
Bayview Financial Acquisition Trust Series 2004-C Class A1, 5.82% 5/28/44 (d)	581,257	582,260
Bayview Financial Asset Trust Series 2003-F Class A, 5.9% 9/28/43 (d)	150,114	150,187
Bayview Financial Mortgage Loan Trust Series 2004-A Class A, 5.85% 2/28/44 (d)	270,073	270,606
Bayview Financial Securities Co. LLC Series 2006-A Class 2A1, 5.52% 2/28/41 (d)	1,758,247	1,758,686
Bear Stearns Asset Backed Securities I:
Series 2004-BO1:
Class M2, 6.135% 9/25/34 (d)	390,000	394,804
Class M3, 6.435% 9/25/34 (d)	265,000	268,223
Class M4, 6.585% 9/25/34 (d)	225,000	228,983
Class M5, 6.785% 9/25/34 (d)	210,000	213,924
Series 2004-HE9 Class M2, 6.585% 11/25/34 (d)	490,000	497,767
Series 2005-HE2:
Class M1, 5.885% 2/25/35 (d)	905,000	909,666
Class M2, 6.135% 2/25/35 (d)	330,000	332,901
Capital Auto Receivables Asset Trust:
Series 2003-1 Class B, 5.8388% 6/15/10 (a)(d)	51,292	51,332
Series 2005-1 Class B, 5.7438% 6/15/10 (d)	850,000	854,020
Capital One Auto Finance Trust:
Series 2003-A Class A4B, 5.6488% 1/15/10 (d)	307,508	307,815
Series 2004-B Class A4, 5.4788% 8/15/11 (d)	1,700,000	1,700,399
Series 2006-B Class A2, 5.53% 4/15/09	1,805,000	1,805,451
Capital One Master Trust:
Series 2001-1 Class B, 5.8788% 12/15/10 (d)	500,000	502,162
Series 2001-6 Class C, 6.7% 6/15/11 (a)	2,200,000	2,247,524
Series 2001-8A Class B, 5.9188% 8/17/09 (d)	405,000	405,278
Capital One Multi-Asset Execution Trust:
Series 2003-B6 Class B6, 5.8988% 9/15/11 (d)	1,125,000	1,133,824
Asset-Backed Securities - continued
	Principal Amount	Value (Note 1)
Capital One Multi-Asset Execution Trust: - continued
Series 2004-B1 Class B1, 5.8088% 11/15/11 (d)	$ 1,180,000	$ 1,186,016
Series 2004-C1 Class C1, 3.4% 11/16/09	2,480,000	2,453,886
Capital Trust Ltd. Series 2004-1:
Class A2, 5.8281% 7/20/39 (a)(d)	265,000	265,404
Class B, 6.1281% 7/20/39 (a)(d)	140,000	141,095
Class C, 6.4781% 7/20/39 (a)(d)	180,000	181,251
Carrington Mortgage Loan Trust Series 2006-FRE1:
Class M7, 6.335% 7/25/36 (d)	445,000	444,989
Class M9, 7.285% 7/25/36 (d)	285,000	284,992
Cayman ABSC NIMS Trust Series 2004-HE2 Class A1, 6.75% 4/25/34 (a)	20,691	20,639
CDC Mortgage Capital Trust:
Series 2003-HE3 Class M1, 6.085% 11/25/33 (d)	91,792	92,635
Series 2004-HE2 Class M2, 6.585% 7/26/34 (d)	175,000	176,159
Cendant Timeshare Receivables Funding LLC Series 2005 1A Class 2A2, 5.5581% 5/20/17 (a)(d)	824,603	823,465
Chase Credit Card Owner Trust:
Series 2001-6 Class B, 5.8488% 3/16/09 (d)	200,000	200,185
Series 2003-6 Class C, 6.1688% 2/15/11 (d)	2,210,000	2,237,447
Series 2004-1 Class B, 5.5688% 5/15/09 (d)	295,000	294,996
Chase Issuance Trust:
Series 2004-C3 Class C3, 5.8388% 6/15/12 (d)	1,645,000	1,654,241
Series 2006-C3 Class C3, 5.5988% 6/15/11 (d)	1,975,000	1,975,000
CIT Equipment Collateral Trust Series 2005-VT1 Class C, 4.18% 11/20/12	668,782	659,902
Citibank Credit Card Issuance Trust:
Series 2001-B2 Class B2, 5.77% 12/10/08 (d)	615,000	615,385
Series 2002-B1 Class B1, 5.79% 6/25/09 (d)	655,000	656,170
Series 2002-C1 Class C1, 6.15% 2/9/09 (d)	900,000	903,467
Series 2003-C1 Class C1, 6.5888% 4/7/10 (d)	1,685,000	1,710,608
College Loan Corp. Trust I Series 2006-1 Class A7B, 5.11% 4/25/46 (a)(d)	3,195,000	3,195,000
Countrywide Home Loans, Inc.:
Series 2002-6 Class AV1, 5.815% 5/25/33 (d)	37,045	37,094
Series 2003-BC1 Class M2, 7.385% 9/25/32 (d)	672,497	675,205
Series 2003-SD3 Class A1, 5.805% 12/25/32 (a)(d)	16,368	16,431
Series 2004-2 Class M1, 5.885% 5/25/34 (d)	375,000	376,454
Series 2004-3:
Class 3A4, 5.635% 8/25/34 (d)	2,820,359	2,823,923
Class M1, 5.885% 6/25/34 (d)	100,000	100,491
Series 2004-4 Class M2, 5.915% 6/25/34 (d)	315,000	316,646
Asset-Backed Securities - continued
	Principal Amount	Value (Note 1)
Countrywide Home Loans, Inc.: - continued
Series 2005-1:
Class 1AV2, 5.585% 7/25/35 (d)	$ 1,220,000	$ 1,220,514
Class MV1, 5.785% 7/25/35 (d)	435,000	436,453
Class MV2, 5.825% 7/25/35 (d)	525,000	527,176
Series 2005-AB1 Class A2, 5.595% 8/25/35 (d)	2,480,000	2,483,407
Series 2005-IM1 Class A1, 5.515% 11/25/35 (d)	386,492	386,501
CPS Auto Receivables Trust Series 2006-B Class A2, 5.71% 6/15/16 (a)	4,000,000	4,006,875
CS First Boston Mortgage Securities Corp.:
Series 2003-8 Class A2, 5.775% 4/25/34 (d)	31,426	31,509
Series 2004-FRE1:
Class B1, 7.185% 4/25/34 (d)	605,000	604,991
Class M3, 6.035% 4/25/34 (d)	41,121	41,120
Discover Card Master Trust I:
Series 2003-4 Class B1, 5.6988% 5/16/11 (d)	550,000	552,842
Series 2005-1 Class B, 5.5188% 9/16/10 (d)	1,580,000	1,581,148
Series 2005-3 Class B, 5.5588% 5/15/11 (d)	2,000,000	2,001,659
Series 2006-1 Class B1, 5.5188% 8/16/11 (d)	1,845,000	1,845,425
Series 2006-2 Class B1, 5.5138% 1/17/12 (d)	2,000,000	2,000,000
Fannie Mae guaranteed REMIC pass thru certificates Series 2004-T5:
Class AB1, 5.6867% 5/28/35 (d)	285,897	285,852
Class AB3, 5.8394% 5/28/35 (d)	119,329	119,347
Class AB8, 5.7933% 5/28/35 (d)	28,648	28,644
Fieldstone Mortgage Investment Corp.:
Series 2004-3 Class M5, 6.835% 8/25/34 (d)	1,500,000	1,519,970
Series 2005-2 Class 2A1, 5.505% 12/25/35 (d)	1,239,438	1,239,517
Series 2006-2:
Class 2A2, 5.555% 7/25/36 (d)	880,000	880,000
Class M1, 5.695% 7/25/36 (d)	1,765,000	1,765,000
First Franklin Mortgage Loan Asset Backed Certificates Series 2005-FF2 Class A2A, 5.475% 3/25/35 (d)	169,170	169,186
First Franklin Mortgage Loan Trust Series 2004-FF2:
Class M3, 5.935% 3/25/34 (d)	25,000	25,062
Class M4, 6.285% 3/25/34 (d)	25,000	25,140
First Investors Auto Owner Trust Series 2006-A Class A3, 4.93% 2/15/11 (a)	830,000	822,364
Ford Credit Auto Owner Trust Series 2003-B Class B2, 5.7988% 10/15/07 (d)	650,000	650,022
Ford Credit Floorplan Master Owner Trust:
Series 2005-1:
Class A, 5.5188% 5/15/10 (d)	1,375,000	1,374,980
Class B, 5.8088% 5/15/10 (d)	1,110,000	1,111,511
Asset-Backed Securities - continued
	Principal Amount	Value (Note 1)
Ford Credit Floorplan Master Owner Trust: - continued
Series 2006-3:
Class A, 5.5488% 6/15/11 (d)	$ 990,000	$ 990,309
Class B, 5.8188% 6/15/11 (d)	1,405,000	1,405,439
Fremont Home Loan Trust:
Series 2003-B Class M6, 9.885% 12/25/33 (d)	312,930	313,807
Series 2004-A Class M2, 6.535% 1/25/34 (d)	341,042	342,913
Series 2004-B Class M1, 5.965% 5/25/34 (d)	205,000	206,133
Series 2004-C:
Class 2A2, 5.935% 8/25/34 (d)	1,000,000	1,004,941
Class M1, 6.035% 8/25/34 (d)	540,000	545,900
Class M3, 6.535% 8/25/34 (d)	1,000,000	1,016,224
Series 2004-D Class 3A2, 5.665% 11/25/34 (d)	167,575	167,953
Series 2005-2 Class 2A1, 5.495% 6/25/35 (d)	271,993	271,992
Series 2005-A:
Class 2A2, 5.625% 2/25/35 (d)	916,019	916,704
Class M1, 5.815% 1/25/35 (d)	225,000	226,489
Class M2, 5.845% 1/25/35 (d)	325,000	326,689
Class M3, 5.875% 1/25/35 (d)	175,000	176,229
Class M4, 6.065% 1/25/35 (d)	125,000	126,275
Series 2006-A:
Class M3, 5.765% 5/25/36 (d)	455,000	454,990
Class M4, 5.785% 5/25/36 (d)	685,000	684,984
Class M5, 5.885% 5/25/36 (d)	365,000	365,964
GE Business Loan Trust Series 2003-1 Class A, 5.7988% 4/15/31 (a)(d)	213,666	214,664
GE Capital Credit Card Master Note Trust Series 2005-2 Class B, 5.5688% 6/15/11 (d)	925,000	925,624
Gracechurch Card Funding PLC:
Series 11 Class C, 5.6488% 11/15/10 (d)	2,490,000	2,490,000
Series 5:
Class B, 5.5988% 8/15/08 (d)	80,000	80,004
Class C, 6.2988% 8/15/08 (d)	295,000	295,063
Series 6 Class B, 5.5588% 2/17/09 (d)	75,000	74,987
Series 8 Class C, 5.6988% 6/15/10 (d)	2,650,000	2,650,000
Series 9:
Class B, 5.5188% 9/15/10 (d)	485,000	485,000
Class C, 5.6788% 9/15/10 (d)	1,800,000	1,802,178
GSAMP Trust:
Series 2002-NC1 Class A2, 5.705% 7/25/32 (d)	2,606	2,639
Series 2003-FM1 Class M1, 6.1981% 3/20/33 (d)	636,784	637,176
Series 2004-AHL Class A2D, 5.745% 8/25/34 (d)	978,654	982,633
Asset-Backed Securities - continued
	Principal Amount	Value (Note 1)
GSAMP Trust: - continued
Series 2004-FM1:
Class M1, 6.035% 11/25/33 (d)	$ 168,544	$ 168,541
Class M2, 6.785% 11/25/33 (d)	135,000	136,597
Series 2004-FM2 Class M1, 5.885% 1/25/34 (d)	249,683	249,679
Series 2004-HE1:
Class M1, 5.935% 5/25/34 (d)	320,000	319,993
Class M2, 6.535% 5/25/34 (d)	150,000	151,872
Series 2005-6:
Class A2, 5.595% 6/25/35 (d)	1,800,000	1,798,675
Class M3, 6.035% 6/25/35 (d)	1,555,000	1,552,686
Series 2005-9 Class 2A1, 5.505% 8/25/35 (d)	1,126,702	1,126,141
Series 2005-HE2 Class M, 5.815% 3/25/35 (d)	1,220,000	1,225,568
Series 2005-MTR1 Class A1, 5.525% 10/25/35 (d)	1,543,591	1,543,591
Series 2005-NC1 Class M1, 5.835% 2/25/35 (d)	1,205,000	1,211,318
Series 2006-NC2 Class M4, 5.735% 6/25/36 (d)	1,541,000	1,542,196
Guggenheim Structured Real Estate Funding Ltd. Series 2005-1 Class C, 6.465% 5/25/30 (a)(d)	2,880,000	2,880,000
Harwood Street Funding I LLC Series 2004-1A Class CTFS, 7.3781% 9/20/09 (a)(d)	1,700,000	1,702,387
Home Equity Asset Trust:
Series 2002-3 Class A5, 5.825% 2/25/33 (d)	14	14
Series 2002-5 Class M1, 6.585% 5/25/33 (d)	165,729	165,842
Series 2003-1 Class M1, 6.385% 6/25/33 (d)	524,845	525,267
Series 2003-2 Class M1, 6.265% 8/25/33 (d)	66,323	66,458
Series 2003-3 Class M1, 6.245% 8/25/33 (d)	320,568	321,515
Series 2003-4 Class M1, 6.185% 10/25/33 (d)	96,601	96,904
Series 2003-5:
Class A2, 5.735% 12/25/33 (d)	24,569	24,634
Class M1, 6.085% 12/25/33 (d)	160,000	161,089
Class M2, 7.115% 12/25/33 (d)	70,000	71,188
Series 2003-7:
Class A2, 5.765% 3/25/34 (d)	109,722	109,773
Class M1, 6.035% 3/25/34 (d)	795,000	797,654
Series 2003-8 Class M1, 6.105% 4/25/34 (d)	260,000	262,574
Series 2004-4 Class A2, 5.705% 10/25/34 (d)	174,129	174,417
Series 2004-6 Class A2, 5.735% 12/25/34 (d)	510,559	511,666
Series 2005-1:
Class M1, 5.815% 5/25/35 (d)	1,270,000	1,274,938
Class M2, 5.835% 5/25/35 (d)	1,410,000	1,415,368
Series 2005-2:
Class 2A2, 5.585% 7/25/35 (d)	1,830,000	1,831,223
Class M1, 5.835% 7/25/35 (d)	890,000	893,340
Asset-Backed Securities - continued
	Principal Amount	Value (Note 1)
Household Affinity Credit Card Master Note Trust I Series 2003-3 Class B, 5.6588% 8/15/08 (d)	$ 500,000	$ 499,937
Household Home Equity Loan Trust:
Series 2003-2:
Class A, 5.7081% 9/20/33 (d)	100,180	100,233
Class M, 5.9581% 9/20/33 (d)	47,513	47,546
Series 2004-1 Class M, 5.7869% 9/20/33 (d)	136,170	136,768
Household Mortgage Loan Trust Series 2004-HC1:
Class A, 5.7281% 2/20/34 (d)	193,833	193,968
Class M, 5.8781% 2/20/34 (d)	117,556	117,634
Household Private Label Credit Card Master Note Trust I Series 2002-2 Class A, 5.5388% 1/18/11 (d)	1,000,000	1,000,668
HSBC Automotive Trust:
Series 2006-1 Class A2, 5.4% 6/17/09	3,410,000	3,407,464
Series 2006-2 Class A2, 5.61% 6/17/09	1,500,000	1,502,051
HSBC Home Equity Loan Trust:
Series 2005-2:
Class M1, 5.8381% 1/20/35 (d)	268,818	269,417
Class M2, 5.8681% 1/20/35 (d)	200,120	200,828
Series 2005-3:
Class A1, 5.5269% 1/20/35 (d)	601,236	601,788
Class M1, 5.6869% 1/20/35 (d)	353,051	353,703
IXIS Real Estate Capital Trust Series 2005-HE1:
Class A1, 5.635% 6/25/35 (d)	649,165	649,604
Class M1, 5.855% 6/25/35 (d)	550,000	551,986
John Deere Owner Trust Series 2006-A Class A2, 5.41% 11/17/08	1,805,000	1,804,368
Keycorp Student Loan Trust Series 1999-A Class A2, 5.81% 12/27/09 (d)	225,423	226,072
Long Beach Mortgage Loan Trust:
Series 2003-2 Class M1, 6.205% 6/25/33 (d)	462,597	463,452
Series 2003-3 Class M1, 6.135% 7/25/33 (d)	337,423	338,642
Series 2006-6:
Class 2A3, 5.5438% 7/25/36 (d)	1,435,000	1,435,000
Class M4, 5.7538% 7/25/36 (d)	425,000	425,000
Class M5, 5.7838% 7/25/36 (d)	265,000	265,000
Class M6, 5.8438% 7/25/36 (d)	265,000	265,000
MASTR Asset Backed Securities Trust:
Series 2004-FRE1 Class M1, 5.935% 7/25/34 (d)	485,000	485,947
Series 2004-HE1 Class M1, 6.035% 9/25/34 (d)	685,000	690,186
MBNA Credit Card Master Note Trust:
Series 2001-B2 Class B2, 5.7288% 1/15/09 (d)	1,000,000	999,901
Series 2002-B2 Class B2, 5.7488% 10/15/09 (d)	1,034,000	1,036,490
Asset-Backed Securities - continued
	Principal Amount	Value (Note 1)
MBNA Credit Card Master Note Trust: - continued
Series 2002-B4 Class B4, 5.8688% 3/15/10 (d)	$ 630,000	$ 633,045
Series 2003-B1 Class B1, 5.8088% 7/15/10 (d)	1,510,000	1,518,348
Series 2003-B2 Class B2, 5.7588% 10/15/10 (d)	125,000	125,667
Series 2003-B3 Class B3, 5.7438% 1/18/11 (d)	1,550,000	1,557,092
Series 2003-B5 Class B5, 5.7388% 2/15/11 (d)	2,000,000	2,011,750
Series 2003-C2 Class C2, 6.9688% 6/15/10 (d)	2,000,000	2,041,099
Series 2005-C3 Class C, 5.6388% 3/15/11 (d)	2,830,000	2,836,502
MBNA Master Credit Card Trust II:
Series 1998-E Class B, 5.8369% 9/15/10 (d)	200,000	200,920
Series 1998-G Class B, 5.7688% 2/17/09 (d)	500,000	500,140
Meritage Mortgage Loan Trust Series 2004-1:
Class M1, 5.885% 7/25/34 (d)	150,000	150,303
Class M2, 5.935% 7/25/34 (d)	25,000	25,058
Class M3, 6.335% 7/25/34 (d)	50,000	50,298
Class M4, 6.485% 7/25/34 (d)	50,000	50,315
Merrill Lynch Mortgage Investors, Inc.:
Series 2004-FM1 Class M2, 6.535% 1/25/35 (d)	150,000	150,785
Series 2004-HE2:
Class A1B, 5.855% 8/25/35 (d)	284,892	286,141
Class A2B, 5.765% 8/25/35 (d)	759,441	761,765
Merrill Lynch Mortgage Ltd. Series 2004-OP1N Class N1, 4.75% 6/25/35 (a)	4,048	4,017
Morgan Stanley ABS Capital I, Inc.:
Series 2002-HE3 Class M1, 6.485% 12/27/32 (d)	125,000	126,119
Series 2003-NC10 Class M1, 6.065% 10/25/33 (d)	792,708	796,609
Series 2003-NC8 Class M1, 6.085% 9/25/33 (d)	119,992	120,416
Series 2004-HE6 Class A2, 5.725% 8/25/34 (d)	430,254	431,413
Series 2004-NC2 Class M1, 5.935% 12/25/33 (d)	375,000	377,343
Series 2004-NC6 Class A2, 5.725% 7/25/34 (d)	90,032	90,113
Series 2005-1 Class M2, 5.855% 12/25/34 (d)	570,000	573,129
Series 2005-HE1:
Class A3B, 5.605% 12/25/34 (d)	277,636	277,924
Class M1, 5.835% 12/25/34 (d)	150,000	150,975
Class M2, 5.855% 12/25/34 (d)	385,000	387,259
Series 2005-HE2:
Class M1, 5.785% 1/25/35 (d)	370,000	372,361
Class M2, 5.825% 1/25/35 (d)	265,000	266,117
Series 2005-NC1:
Class M1, 5.825% 1/25/35 (d)	325,000	327,217
Class M2, 5.855% 1/25/35 (d)	325,000	325,988
Class M3, 5.895% 1/25/35 (d)	325,000	327,358
Asset-Backed Securities - continued
	Principal Amount	Value (Note 1)
Morgan Stanley ABS Capital I, Inc.: - continued
Series 2006-HE4:
Class M1, 5.665% 6/25/36 (d)	$ 440,000	$ 440,174
Class M2:
5.685% 6/25/36 (d)	770,000	770,300
5.695% 6/25/36 (d)	550,000	549,987
Class M4, 5.735% 6/25/36 (d)	1,160,000	1,159,973
Series 2006-HE5 Class B1, 6.355% 8/25/36 (d)	2,415,000	2,415,507
Morgan Stanley Dean Witter Capital I Trust:
Series 2001-AM1 Class M1, 6.66% 2/25/32 (d)	334,289	336,741
Series 2001-NC1 Class M2, 6.99% 10/25/31 (d)	10,752	10,762
Series 2001-NC4 Class M1, 6.885% 1/25/32 (d)	69,227	69,294
Series 2002-AM3 Class A3, 5.875% 2/25/33 (d)	14,114	14,148
Series 2002-HE1 Class M1, 5.985% 7/25/32 (d)	590,000	596,834
Series 2002-NC3 Class M1, 6.105% 8/25/32 (d)	100,000	100,124
Series 2002-OP1 Class M1, 6.135% 9/25/32 (d)	435,350	435,640
Navistar Financial Dealer Note Master Trust Series 2005-1 Class A, 5.495% 2/25/13 (d)	2,050,000	2,054,685
New Century Home Equity Loan Trust Series 2005-1:
Class M1, 5.835% 3/25/35 (d)	595,000	597,291
Class M2, 5.865% 3/25/35 (d)	595,000	597,945
Class M3, 5.905% 3/25/35 (d)	290,000	292,165
Nissan Auto Lease Trust:
Series 2003-A Class A3A, 5.5088% 6/15/09 (d)	45,061	45,064
Series 2004-A Class A4A, 5.4388% 6/15/10 (d)	1,325,000	1,325,763
Series 2005-A Class A4, 5.4188% 8/15/11 (d)	2,210,000	2,210,001
NovaStar Home Equity Loan Series 2004-1:
Class M1, 5.835% 6/25/34 (d)	97,514	97,986
Class M4, 6.36% 6/25/34 (d)	170,000	171,374
NovaStar Mortgage Funding Trust Series 2003-3 Class A3, 5.835% 12/25/33 (d)	57,779	57,934
Ocala Funding LLC Series 2006-1A Class A, 6.6669% 3/20/11 (a)(d)	965,000	965,000
Option One Mortgage Loan Trust Series 2003-6 Class M1, 6.035% 11/25/33 (d)	1,025,000	1,033,378
Ownit Mortgage Loan Asset-Backed Certificates Series 2005-3 Class A2A, 5.505% 6/25/36 (d)	1,066,437	1,066,545
Park Place Securities, Inc.:
Series 2004 WWF1 Class M4, 6.485% 1/25/35 (d)	945,000	958,458
Series 2004-WCW1:
Class M1, 6.015% 9/25/34 (d)	385,000	389,714
Class M2, 6.065% 9/25/34 (d)	160,000	161,468
Class M3, 6.635% 9/25/34 (d)	310,000	313,779
Asset-Backed Securities - continued
	Principal Amount	Value (Note 1)
Park Place Securities, Inc.: - continued
Series 2004-WCW1:
Class M4, 6.835% 9/25/34 (d)	$ 435,000	$ 440,130
Series 2004-WCW2 Class A2, 5.765% 10/25/34 (d)	267,982	268,346
Series 2004-WWF1 Class A5, 5.855% 1/25/35 (d)	176,386	176,772
Series 2005-WCH1:
Class A3B, 5.605% 1/25/35 (d)	220,853	221,079
Class M2, 5.905% 1/25/35 (d)	1,130,000	1,136,212
Class M3, 5.945% 1/25/35 (d)	425,000	428,411
Class M5, 6.265% 1/25/35 (d)	400,000	404,316
Series 2005-WHQ1 Class M7, 6.635% 3/25/35 (d)	910,000	915,268
Providian Master Note Trust:
Series 2005-2 Class C2, 5.8688% 11/15/12 (a)(d)	2,160,000	2,167,042
Series 2006-C1A Class C1, 5.9188% 3/16/15 (a)(d)	1,575,000	1,575,000
Residential Asset Mortgage Products, Inc.:
Series 2004-RS10 Class MII2, 6.635% 10/25/34 (d)	1,300,000	1,326,007
Series 2004-RS6:
Class 2M2, 6.685% 6/25/34 (d)	250,000	249,995
Class 2M3, 6.835% 6/25/34 (d)	250,000	249,995
Series 2005-SP2 Class 1A1, 5.535% 5/25/44 (d)	837,715	837,899
Residential Asset Securities Corp.:
Series 2004-KS10 Class AI2, 5.705% 3/25/29 (d)	42,163	42,260
Series 2005-KS7 Class A1, 5.485% 8/25/35 (d)	537,341	537,392
Salomon Brothers Mortgage Securities VII, Inc. Series 2003-HE1 Class A, 5.785% 4/25/33 (d)	1,451	1,454
Saxon Asset Securities Trust:
Series 2004-1 Class M1, 5.915% 3/25/35 (d)	640,000	641,014
Series 2004-2 Class MV1, 5.965% 8/25/35 (d)	415,000	416,651
Sharps SP I LLC Net Interest Margin Trust Series 2004-HE3N Class NA, 5.19% 11/25/34 (a)	282,916	281,994
Sierra Timeshare Receivables Fund LLC Series 2006-1A Class A2, 5.4994% 5/20/18 (a)(d)	4,160,000	4,158,569
Specialty Underwriting & Residential Finance:
Series 2003-BC3 Class M1, 6.035% 8/25/34 (d)	1,000,000	1,003,638
Series 2003-BC4 Class M1, 5.985% 11/25/34 (d)	260,000	261,499
Structured Asset Investment Loan Trust:
Series 2003-BC9 Class M1, 6.085% 8/25/33 (d)	1,135,000	1,137,921
Series 2004-8 Class M5, 6.535% 9/25/34 (d)	290,000	294,067
Series 2005-1 Class M4, 6.145% 2/25/35 (a)(d)	485,000	490,687
Structured Asset Securities Corp. Series 2004-GEL1 Class A, 5.745% 2/25/34 (d)	39,085	39,084
Superior Wholesale Inventory Financing Trust VII Series 2003-A8 Class CTFS, 5.8188% 3/15/11 (a)(d)	675,000	675,000
Asset-Backed Securities - continued
	Principal Amount	Value (Note 1)
Superior Wholesale Inventory Financing Trust XII Series 2005-A12 Class C, 6.5688% 6/15/10 (d)	$ 980,000	$ 981,880
Terwin Mortgage Trust:
Series 2003-4HE Class A1, 5.815% 9/25/34 (d)	56,585	56,853
Series 2003-6HE Class A1, 5.855% 11/25/33 (d)	41,734	41,899
Series 2005-14HE Class AF1, 5.525% 8/25/36 (d)	618,961	619,009
Series 2006-9HGA Class A1, 5.451% 10/25/37 (a)(b)(d)	1,500,000	1,499,400
Triad Auto Receivables Owner Trust Series 2006-B Class A2, 5.36% 11/12/09	2,585,000	2,582,497
Turquoise Card Backed Securities PLC Series 2006-1A Class C, 5.5536% 5/16/11 (a)(d)	2,165,000	2,165,000
UPFC Auto Receivables Trust Series 2006-A Class A2, 5.44% 6/15/09	685,000	684,371
Washington Mutual Asset Holdings Corp. Series 2006-5 Class N1, 5.926% 7/25/46 (a)	2,159,436	2,150,764
WFS Financial Owner Trust:
Series 2004-3 Class D, 4.07% 2/17/12	303,038	299,080
Series 2004-4 Class D, 3.58% 5/17/12	276,891	271,413
Series 2005-1 Class D, 4.09% 8/15/12	290,262	285,247
Whinstone Capital Management Ltd. Series 1A Class B3, 6.385% 10/25/44 (a)(d)	2,180,000	2,180,000
TOTAL ASSET-BACKED SECURITIES (Cost $252,505,307)		252,873,611
Collateralized Mortgage Obligations - 15.7%

Private Sponsor - 11.3%
Adjustable Rate Mortgage Trust floater:
Series 2004-2 Class 7A3, 5.785% 2/25/35 (d)	685,423	687,801
Series 2004-4 Class 5A2, 5.785% 3/25/35 (d)	206,688	207,031
Series 2005-1 Class 5A2, 5.715% 5/25/35 (d)	396,381	395,302
Series 2005-10 Class 5A2, 5.705% 1/25/36 (d)	1,422,145	1,423,870
Series 2005-2:
Class 6A2, 5.665% 6/25/35 (d)	168,083	168,346
Class 6M2, 5.865% 6/25/35 (d)	1,375,000	1,383,106
Series 2005-3 Class 8A2, 5.625% 7/25/35 (d)	1,371,650	1,374,279
Series 2005-5 Class 6A2, 5.615% 9/25/35 (d)	1,109,441	1,109,911
Series 2005-8 Class 7A2, 5.665% 11/25/35 (d)	700,240	702,174
American Home Mortgage Assets Trust floater Series 2006-1 Class 2A1, 5.575% 5/25/46 (d)	1,451,520	1,450,977
Bear Stearns Adjustable Rate Mortgage Trust Series 2005-6 Class 1A1, 5.1058% 8/25/35 (d)	1,951,660	1,937,851
Collateralized Mortgage Obligations - continued
	Principal Amount	Value (Note 1)
Private Sponsor - continued
Bear Stearns Alt-A Trust floater:
Series 2005-1 Class A1, 5.665% 1/25/35 (d)	$ 1,619,538	$ 1,622,178
Series 2005-2 Class 1A1, 5.635% 3/25/35 (d)	1,130,774	1,130,938
Citigroup Mortgage Loan Trust Series 2006-NC1:
Class M4, 5.74% 8/25/36 (d)	1,205,000	1,205,000
Class M5, 5.77% 8/25/36 (d)	860,000	860,000
CS First Boston Mortgage Securities Corp. floater:
Series 2004-AR2 Class 6A1, 5.785% 3/25/34 (d)	109,804	109,958
Series 2004-AR3 Class 6A2, 5.755% 4/25/34 (d)	54,382	54,424
Series 2004-AR5 Class 11A2, 5.755% 6/25/34 (d)	101,539	101,616
Series 2004-AR6 Class 9A2, 5.755% 10/25/34 (d)	134,619	134,860
Series 2004-AR7 Class 6A2, 5.765% 8/25/34 (d)	236,872	237,461
Series 2004-AR8 Class 8A2, 5.765% 9/25/34 (d)	193,067	194,007
CWALT, Inc. floater Series 2005-56 Class 3A1, 5.675% 11/25/35 (d)	754,178	756,673
First Horizon Mortgage pass thru Trust floater Series 2004-FL1 Class 2A1, 5.8719% 12/25/34 (d)	172,408	172,641
Gracechurch Mortgage Funding PLC floater Series 1A:
Class A2B, 5.0981% 10/11/41 (a)(d)	3,695,000	3,695,813
Class CB, 5.3081% 10/11/41 (a)(d)	260,000	260,000
Class DB, 5.4981% 10/11/41 (a)(d)	1,060,000	1,060,000
Granite Master Issuer PLC floater:
Series 2005-1:
Class A3, 5.4938% 12/21/24 (d)	700,000	700,799
Class B1, 5.5438% 12/20/54 (d)	950,000	949,959
Class M1, 5.6438% 12/20/54 (d)	700,000	699,972
Series 2005-2 Class C1, 5.6894% 12/20/54 (d)	1,200,000	1,199,880
Series 2005-4:
Class C1, 5.6194% 12/20/54 (d)	925,000	925,000
Class M2, 5.4694% 12/20/54 (d)	1,830,000	1,830,072
Granite Mortgages PLC floater:
Series 2004-2:
Class 1A2, 5.4838% 6/20/28 (d)	67,641	67,636
Class 1B, 5.5838% 6/20/44 (d)	13,518	13,526
Class 1C, 6.1138% 6/20/44 (d)	49,372	49,422
Class 1M, 5.6938% 6/20/44 (d)	295,784	296,119
Series 2004-3:
Class 1B, 5.5738% 9/20/44 (d)	95,901	95,912
Class 1C, 6.0038% 9/20/44 (d)	443,542	443,923
Class 1M, 5.6838% 9/20/44 (d)	47,950	47,961
GSAMP Trust floater Series 2004-11 Class 2A1, 5.715% 12/20/34 (d)	1,005,428	1,007,118
Collateralized Mortgage Obligations - continued
	Principal Amount	Value (Note 1)
Private Sponsor - continued
Holmes Financing No. 10 PLC floater Series 10A:
Class 1C, 5.7382% 7/15/40 (a)(d)	$ 415,000	$ 415,000
Class 2A, 5.4982% 7/15/40 (a)(d)	1,040,000	1,040,000
Class 2C, 5.8182% 7/15/40 (a)(d)	975,000	975,000
Holmes Financing No. 8 PLC floater Series 2:
Class A, 5.5869% 4/15/11 (d)	1,400,000	1,401,218
Class B, 5.6769% 7/15/40 (d)	190,000	190,059
Class C, 6.2269% 7/15/40 (d)	775,000	776,211
Homestar Mortgage Acceptance Corp. floater Series 2004-5 Class A1, 5.835% 10/25/34 (d)	752,610	755,514
Impac CMB Trust floater:
Series 2004-11 Class 2A2, 5.755% 3/25/35 (d)	594,453	595,963
Series 2004-6 Class 1A2, 5.775% 10/25/34 (d)	189,309	189,747
Series 2005-1:
Class M1, 5.845% 4/25/35 (d)	273,170	273,709
Class M2, 5.885% 4/25/35 (d)	483,079	483,966
Class M3, 5.915% 4/25/35 (d)	117,894	118,322
Class M4, 6.135% 4/25/35 (d)	71,887	72,155
Class M5, 6.155% 4/25/35 (d)	71,887	72,182
Class M6, 6.205% 4/25/35 (d)	112,143	112,457
Series 2005-2 Class 1A2, 5.695% 4/25/35 (d)	1,148,589	1,151,820
Series 2005-4 Class 1B1, 6.685% 5/25/35 (d)	492,479	493,094
Series 2005-7:
Class M1, 5.865% 11/25/35 (d)	206,828	206,976
Class M2, 5.905% 11/25/35 (d)	155,121	155,554
Class M3, 6.005% 11/25/35 (d)	775,605	777,767
Class M4, 6.045% 11/25/35 (d)	370,567	371,673
Lehman Structured Securities Corp. floater Series 2005-1 Class A2, 5.7838% 9/26/45 (a)(d)	1,258,584	1,260,551
Lehman XS Trust floater Series 2006-GP1 Class A1, 5.475% 5/25/46 (d)	2,431,376	2,431,376
Master Seasoned Securitization Trust Series 2004-1 Class 1A1, 6.236% 8/25/17 (d)	539,680	545,226
MASTR Adjustable Rate Mortgages Trust floater:
Series 2004-11:
Class 1A4, 5.875% 11/25/34 (d)	114,714	115,301
Class 2A1, 5.765% 11/25/34 (d)	370,401	372,032
Class 2A2, 5.825% 11/25/34 (d)	81,544	81,706
Series 2005-1 Class 1A1, 5.655% 3/25/35 (d)	519,432	520,545
Collateralized Mortgage Obligations - continued
	Principal Amount	Value (Note 1)
Private Sponsor - continued
Merrill Lynch Mortgage Investors, Inc.:
floater:
Series 2003-A:
Class 2A1, 5.775% 3/25/28 (d)	$ 161,005	$ 161,929
Class 2A2, 5.3738% 3/25/28 (d)	57,502	57,645
Series 2003-B Class A1, 5.725% 4/25/28 (d)	155,025	155,703
Series 2003-D Class A, 5.695% 8/25/28 (d)	705,789	707,053
Series 2003-E Class A2, 5.2938% 10/25/28 (d)	288,006	288,063
Series 2003-F Class A2, 5.42% 10/25/28 (d)	298,406	298,568
Series 2004-A Class A2, 4.34% 4/25/29 (d)	388,677	388,123
Series 2004-B Class A2, 5.5875% 6/25/29 (d)	397,820	397,697
Series 2004-C Class A2, 5.01% 7/25/29 (d)	503,723	503,011
Series 2004-D Class A2, 5.3238% 9/25/29 (d)	537,729	537,741
Series 2004-E Class A2D, 5.6294% 11/25/29 (d)	565,980	567,948
Series 2004-G Class A2, 5.8719% 11/25/29 (d)	248,639	248,849
Series 2005-A Class A2, 5.2138% 2/25/30 (d)	700,737	700,907
Series 2005-B Class A2, 5.5475% 7/25/30 (d)	755,944	756,086
Series 2003-G Class XA1, 1% 1/25/29 (f)	1,628,696	12,662
MortgageIT Trust floater Series 2004-2:
Class A1, 5.755% 12/25/34 (d)	436,503	436,187
Class A2, 5.835% 12/25/34 (d)	589,604	595,024
Opteum Mortgage Acceptance Corp. floater:
Series 2005-3 Class APT, 5.675% 7/25/35 (d)	1,952,122	1,954,258
Series 2005-5 Class 1A1B, 5.585% 12/25/35 (d)	920,000	920,000
Permanent Financing No. 3 PLC floater Series 2 Class C, 6.35% 6/10/42 (d)	1,205,000	1,208,247
Permanent Financing No. 4 PLC floater Series 2 Class C, 6.02% 6/10/42 (d)	1,145,000	1,149,501
Permanent Financing No. 5 PLC floater:
Series 2:
Class A, 5.41% 6/10/11 (d)	5,000,000	5,003,143
Class C, 5.95% 6/10/42 (d)	390,000	391,341
Series 3 Class C, 6.12% 6/10/42 (d)	1,030,000	1,040,300
Permanent Financing No. 6 PLC floater Series 6 Class 2C, 5.75% 6/10/42 (d)	1,600,000	1,602,125
Permanent Financing No. 7 PLC floater Series 7 Class 2C, 5.63% 6/10/42 (d)	1,140,000	1,141,158
Permanent Financing No. 8 PLC floater:
Series 3C, 5.82% 6/10/42 (d)	910,000	910,419
Series 8 Class 2C, 5.7% 6/10/42 (d)	1,435,000	1,435,222
Collateralized Mortgage Obligations - continued
	Principal Amount	Value (Note 1)
Private Sponsor - continued
Residential Asset Mortgage Products, Inc.:
sequential pay:
Series 2003-SL1 Class A31, 7.125% 4/25/31	$ 206,596	$ 207,313
Series 2004-SL2 Class A1, 6.5% 10/25/16	80,982	81,668
Series 2005-AR5 Class 1A1, 4.8362% 9/19/35 (d)	552,013	546,706
Residential Finance LP/Residential Finance Development Corp. floater Series 2003-A:
Class B4, 7.145% 3/10/35 (a)(d)	94,445	95,395
Class B5, 7.695% 3/10/35 (a)(d)	94,445	95,703
Residential Funding Securities Corp.:
Series 2003-RP1 Class A1, 5.885% 11/25/34 (d)	22,946	22,967
Series 2003-RP2 Class A1, 5.8438% 6/25/33 (a)(d)	122,085	122,619
Sequoia Mortgage Funding Trust Series 2003-A Class AX1, 0.8% 10/21/08 (a)(f)	4,780,733	16,554
Sequoia Mortgage Trust floater:
Series 2003-5 Class A2, 5.27% 9/20/33 (d)	272,790	272,773
Series 2003-7 Class A2, 5.6419% 1/20/34 (d)	128,584	128,582
Series 2004-1 Class A, 5.8825% 2/20/34 (d)	189,103	189,228
Series 2004-10 Class A4, 5.56% 11/20/34 (d)	590,168	590,639
Series 2004-12 Class 1A2, 5.82% 1/20/35 (d)	910,595	912,892
Series 2004-4 Class A, 5.48% 5/20/34 (d)	695,180	695,009
Series 2004-5 Class A3, 5.5769% 6/20/34 (d)	259,241	259,325
Series 2004-6:
Class A3A, 5.8275% 6/20/35 (d)	291,509	291,851
Class A3B, 5.1069% 7/20/34 (d)	583,019	583,144
Series 2004-7:
Class A3A, 5.265% 8/20/34 (d)	340,782	341,461
Class A3B, 5.49% 7/20/34 (d)	661,713	664,435
Series 2004-8 Class A2, 5.31% 9/20/34 (d)	1,022,266	1,022,727
Series 2005-1 Class A2, 5.8325% 2/20/35 (d)	492,855	493,754
Series 2005-2 Class A2, 5.19% 3/20/35 (d)	884,660	883,635
Structured Asset Securities Corp. floater:
Series 2004-NP1 Class A, 5.785% 9/25/33 (a)(d)	120,048	120,142
Series 2005-AR1 Class B1, 7.385% 9/25/35 (a)(d)	1,155,000	990,413
Thornburg Mortgage Securities Trust floater:
Series 2004-3 Class A, 5.755% 9/25/34 (d)	1,974,785	1,981,992
Series 2005-3 Class A4, 5.655% 10/25/35 (d)	2,152,569	2,148,993
WaMu Mortgage pass thru certificates:
floater:
Series 2005-AR11 Class A1C1, 5.585% 8/25/45 (d)	895,747	895,897
Collateralized Mortgage Obligations - continued
	Principal Amount	Value (Note 1)
Private Sponsor - continued
WaMu Mortgage pass thru certificates: - continued
floater:
Series 2005-AR13 Class A1C1, 5.575% 10/25/45 (d)	$ 1,333,812	$ 1,333,947
Series 2005-AR17 Class A1C1, 5.575% 12/25/45 (d)	1,011,410	1,011,601
Series 2005-AR19 Class A1C1, 5.575% 12/25/45 (d)	1,410,284	1,410,946
sequential pay Series 2002-S6 Class A25, 6% 10/25/32	123,203	122,678
Washington Mutual Mortgage Securities Corp. sequential pay Series 2003-MS9 Class 2A1, 7.5% 12/25/33	56,799	58,231
Wells Fargo Mortgage Backed Securities Trust:
Series 2004-M Class A3, 4.6748% 8/25/34 (d)	1,368,256	1,358,478
Series 2005-AR10 Class 2A2, 4.1096% 6/25/35 (d)	4,531,302	4,435,326
Series 2005-AR12 Class 2A1, 4.3193% 7/25/35 (d)	2,954,017	2,897,960
TOTAL PRIVATE SPONSOR		97,572,534
U.S. Government Agency - 4.4%
Fannie Mae:
floater Series 2002-89 Class F, 5.685% 1/25/33 (d)	102,476	102,609
planned amortization class:
Series 1993-207 Class G, 6.15% 4/25/23	422,076	422,956
Series 2003-24 CLass PB, 4.5% 12/25/12	1,847,539	1,829,445
Fannie Mae guaranteed REMIC pass thru certificates:
floater:
Series 2001-38 Class QF, 6.365% 8/25/31 (d)	933,207	959,669
Series 2002-11 Class QF, 5.885% 3/25/32 (d)	140,519	142,239
Series 2002-36 Class FT, 5.885% 6/25/32 (d)	139,612	140,811
Series 2002-49 Class FB, 5.9688% 11/18/31 (d)	1,410,446	1,422,989
Series 2002-60 Class FV, 6.385% 4/25/32 (d)	304,586	314,877
Series 2002-64 Class FE, 5.7188% 10/18/32 (d)	71,884	71,822
Series 2002-68 Class FH, 5.8688% 10/18/32 (d)	1,181,150	1,198,536
Series 2002-74 Class FV, 5.835% 11/25/32 (d)	92,253	92,957
Series 2002-75 Class FA, 6.385% 11/25/32 (d)	623,941	645,328
Series 2003-11:
Class DF, 5.835% 2/25/33 (d)	73,850	74,399
Class EF, 5.835% 2/25/33 (d)	39,740	39,862
Series 2003-122 Class FL, 5.735% 7/25/29 (d)	512,689	515,628
Series 2003-15 Class WF, 5.735% 8/25/17 (d)	611,239	613,830
Series 2004-33 Class FW, 5.785% 8/25/25 (d)	882,161	885,294
Series 2004-54 Class FE, 6.535% 2/25/33 (d)	508,219	511,951
Collateralized Mortgage Obligations - continued
	Principal Amount	Value (Note 1)
U.S. Government Agency - continued
Fannie Mae guaranteed REMIC pass thru certificates: - continued
planned amortization class:
Series 2002-11 Class QB, 5.5% 3/25/15	$ 213,301	$ 212,536
Series 2002-28 Class PJ, 6.5% 3/25/31	50,460	50,270
Series 2002-52 Class PA, 6% 4/25/31	9,977	9,948
Series 2005-72 Class FG, 5.635% 5/25/35 (d)	6,595,031	6,582,477
Series 2002-50 Class LE, 7% 12/25/29	43,082	43,211
Series 2004-31 Class IA, 4.5% 6/25/10 (f)	226,157	3,005
Freddie Mac planned amortization class Series 2162 Class PH, 6% 6/15/29	1,376,634	1,380,978
Freddie Mac Multi-class participation certificates guaranteed:
floater:
Series 2406:
Class FP, 6.3488% 1/15/32 (d)	1,164,721	1,196,188
Class PF, 6.3488% 12/15/31 (d)	1,135,000	1,168,134
Series 2410 Class PF, 6.3488% 2/15/32 (d)	2,340,465	2,411,797
Series 2526 Class FC, 5.7688% 11/15/32 (d)	20,227	20,344
Series 2538 Class FB, 5.7688% 12/15/32 (d)	170,656	171,395
Series 2551 Class FH, 5.8188% 1/15/33 (d)	65,833	66,062
Series 2553 Class FB, 5.8688% 3/15/29 (d)	2,813,108	2,832,002
Series 2577 Class FW, 5.8688% 1/15/30 (d)	1,861,274	1,875,770
Series 2861 Class JF, 5.6688% 4/15/17 (d)	810,184	811,482
Series 2994 Class FB, 5.5188% 6/15/20 (d)	698,199	696,348
Series 3066 Class HF, 0% 1/15/34 (d)	78,930	81,672
planned amortization class:
Series 2389 Class DA, 6.2688% 11/15/30 (d)	1,773,892	1,788,914
Series 2395 Class PE, 6% 2/15/30	114,483	114,339
Series 2543 CLass PM, 5.5% 8/15/18	524,597	523,401
Series 2614 Class IC, 4.5% 12/15/10 (f)	848,785	12,230
Series 2640 Class GR, 3% 3/15/10	150,344	149,993
Series 2650 Class FV, 5.7688% 12/15/32 (d)	1,684,141	1,693,004
Series 2676:
Class KN, 3% 12/15/13	1,033,721	1,018,577
Class QA, 3% 8/15/16	207,425	206,810
Series 2683 Class UH, 3% 3/15/19	1,303,749	1,292,960
Series 2748 Class IB, 4.5% 3/15/10 (f)	417,752	3,458
Series 2776 Class UJ, 4.5% 5/15/20 (f)	338,136	8,928
Series 2828 Class JA, 4.5% 1/15/10	780,360	776,069
Series 1803 Class A, 6% 12/15/08	253,438	253,641
Collateralized Mortgage Obligations - continued
	Principal Amount	Value (Note 1)
U.S. Government Agency - continued
Ginnie Mae guaranteed REMIC pass thru securities:
floater Series 2001-21 Class FB, 5.7688% 1/16/27 (d)	$ 105,339	$ 105,961
planned amortization class Series 2002-5 Class PD, 6.5% 5/16/31	199,449	200,616
TOTAL U.S. GOVERNMENT AGENCY		37,747,722
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $135,473,039)		135,320,256
Commercial Mortgage Securities - 6.8%

Banc of America Large Loan, Inc.:
floater:
Series 2003-BBA2:
Class A3, 5.6888% 11/15/15 (a)(d)	203,257	203,360
Class C, 5.8388% 11/15/15 (a)(d)	70,000	70,146
Class D, 5.9188% 11/15/15 (a)(d)	110,000	110,257
Class F, 6.2688% 11/15/15 (a)(d)	80,000	80,190
Class H, 6.7688% 11/15/15 (a)(d)	70,000	70,192
Class J, 7.3188% 11/15/15 (a)(d)	70,000	70,195
Class K, 7.9688% 11/15/15 (a)(d)	65,000	64,910
Series 2005-BBA6:
Class B, 5.5788% 1/15/19 (a)(d)	390,000	390,154
Class C, 5.6188% 1/15/19 (a)(d)	400,000	400,322
Class D, 5.6688% 1/15/19 (a)(d)	390,000	390,274
Class E, 5.7088% 1/15/19 (a)(d)	245,000	245,234
Class F, 5.7588% 1/15/19 (a)(d)	165,000	165,116
Class G, 5.7888% 1/15/19 (a)(d)	125,000	125,100
Series 2005-BOCA:
Class H, 6.3188% 12/15/16 (a)(d)	290,000	290,105
Class J, 6.4688% 12/15/16 (a)(d)	140,000	140,050
Class K, 6.7188% 12/15/16 (a)(d)	250,000	250,090
Series 2005-ESHA:
Class F, 6.1088% 7/14/20 (a)(d)	860,000	863,676
Class G, 6.2388% 7/14/20 (a)(d)	585,000	587,497
Class H, 6.4588% 7/14/20 (a)(d)	720,000	722,797
Series 2005-MIB1:
Class B, 5.6288% 3/15/22 (a)(d)	475,000	475,307
Class C, 5.6788% 3/15/22 (a)(d)	200,000	200,128
Class D, 5.7288% 3/15/22 (a)(d)	205,000	205,135
Class E, 5.7688% 3/15/22 (a)(d)	390,000	390,257
Commercial Mortgage Securities - continued
	Principal Amount	Value (Note 1)
Banc of America Large Loan, Inc.: - continued
floater: - continued
Series 2005-MIB1:
Class F, 5.8388% 3/15/22 (a)(d)	$ 200,000	$ 200,132
Class G, 5.8988% 3/15/22 (a)(d)	130,000	130,086
Series 2006-LAQ:
Class H, 6.025% 2/9/21 (a)(d)	440,000	441,689
Class J, 6.115% 2/9/21 (a)(d)	320,000	321,226
Class K, 6.345% 2/9/21 (a)(d)	880,000	882,794
Series 2005-ESHA Class X1, 0.9161% 7/14/20 (a)(d)(f)	44,830,000	372,331
Series 2006-ESH:
Class A, 6.2288% 7/14/11 (a)(d)	938,219	936,476
Class B, 6.3288% 7/14/11 (a)(d)	467,860	466,559
Class C, 6.4788% 7/14/11 (a)(d)	936,970	933,678
Class D, 7.1088% 7/14/11 (a)(d)	544,559	542,970
Bayview Commercial Asset Trust floater:
Series 2003-1 Class A, 5.965% 8/25/33 (a)(d)	219,351	221,955
Series 2003-2 Class A, 5.965% 12/25/33 (a)(d)	648,758	650,785
Series 2004-1:
Class A, 5.745% 4/25/34 (a)(d)	383,570	384,529
Class B, 7.285% 4/25/34 (a)(d)	63,928	64,568
Series 2004-2:
Class A, 5.815% 8/25/34 (a)(d)	476,940	478,729
Class M1, 5.965% 8/25/34 (a)(d)	152,770	153,534
Series 2004-3:
Class A1, 5.755% 1/25/35 (a)(d)	688,434	690,585
Class A2, 5.805% 1/25/35 (a)(d)	80,992	81,144
Class M1, 5.885% 1/25/35 (a)(d)	121,488	122,172
Class M2, 6.385% 1/25/35 (a)(d)	80,992	81,979
Series 2005-2A:
Class M1, 5.815% 8/25/35 (a)(d)	171,124	171,461
Class M2, 5.865% 8/25/35 (a)(d)	286,749	287,596
Class M3, 5.885% 8/25/35 (a)(d)	157,249	157,713
Class M4, 5.995% 8/25/35 (a)(d)	143,375	143,796
Series 2005-3A:
Class A1, 5.705% 11/25/35 (a)(d)	782,184	784,916
Class M1, 5.825% 11/25/35 (a)(d)	111,741	112,017
Class M2, 5.875% 11/25/35 (a)(d)	153,643	154,176
Class M3, 5.895% 11/25/35 (a)(d)	139,676	140,159
Class M4, 5.985% 11/25/35 (a)(d)	172,267	172,690
Series 2005-4A:
Class A2, 5.775% 1/25/36 (a)(d)	1,057,859	1,059,182
Class B1, 6.785% 1/25/36 (a)(d)	96,169	97,191
Commercial Mortgage Securities - continued
	Principal Amount	Value (Note 1)
Bayview Commercial Asset Trust floater: - continued
Series 2005-4A:
Class M1, 5.835% 1/25/36 (a)(d)	$ 384,676	$ 385,758
Class M2, 5.855% 1/25/36 (a)(d)	96,169	96,439
Class M3, 5.885% 1/25/36 (a)(d)	192,338	192,759
Class M4, 5.995% 1/25/36 (a)(d)	96,169	96,590
Class M5, 6.035% 1/25/36 (a)(d)	96,169	96,650
Class M6, 6.085% 1/25/36 (a)(d)	96,169	96,470
Series 2006-2A:
Class A2, 5.665% 7/25/36 (a)(d)	292,928	292,882
Class B1, 6.255% 7/25/36 (a)(d)	107,407	107,390
Class B3, 8.085% 7/25/36 (a)(d)	175,757	175,729
Class M1, 5.695% 7/25/36 (a)(d)	307,575	307,527
Class M2, 5.715% 7/25/36 (a)(d)	219,696	219,662
Class M3, 5.735% 7/25/36 (a)(d)	170,875	170,848
Class M4, 5.805% 7/25/36 (a)(d)	117,171	117,153
Class M5, 5.855% 7/25/36 (a)(d)	141,582	141,560
Class M6, 5.925% 7/25/36 (a)(d)	224,578	224,543
Bear Stearns Commercial Mortgage Securities, Inc. floater Series 2004-BBA3 Class E, 6.0688% 6/15/17 (a)(d)	960,000	960,435
COMM floater Series 2002-FL7:
Class F, 6.6688% 11/15/14 (a)(d)	1,000,000	1,000,781
Class H, 7.6188% 11/15/14 (a)(d)	150,000	150,071
Commercial Mortgage pass thru certificates floater:
Series 2004-HTL1:
Class B, 5.8188% 7/15/16 (a)(d)	8,103	8,108
Class D, 5.9188% 7/15/16 (a)(d)	17,733	17,745
Class E, 6.1188% 7/15/16 (a)(d)	12,482	12,495
Class F, 6.1688% 7/15/16 (a)(d)	29,623	29,659
Class H, 6.6688% 7/15/16 (a)(d)	87,041	87,268
Class J, 6.8188% 7/15/16 (a)(d)	32,745	32,888
Class K, 7.7188% 7/15/16 (a)(d)	565,375	568,832
Series 2005-F10A:
Class B, 5.5988% 4/15/17 (a)(d)	1,005,000	1,005,121
Class C, 5.6388% 4/15/17 (a)(d)	425,000	425,019
Class D, 5.6788% 4/15/17 (a)(d)	345,000	345,143
Class E, 5.7388% 4/15/17 (a)(d)	260,000	260,068
Class F, 5.7788% 4/15/17 (a)(d)	145,000	145,015
Class G, 5.9188% 4/15/17 (a)(d)	145,000	145,016
Class H, 5.9888% 4/15/17 (a)(d)	145,000	145,042
Class I, 6.2188% 4/15/17 (a)(d)	50,000	50,016
Class MOA3, 5.6688% 3/15/20 (a)(d)	650,000	650,069
Commercial Mortgage Securities - continued
	Principal Amount	Value (Note 1)
Commercial Mortgage pass thru certificates floater: - continued
Series 2005-FL11:
Class B, 5.6188% 11/15/17 (a)(d)	$ 354,841	$ 354,856
Class C, 5.6688% 11/15/17 (a)(d)	709,681	709,511
Class D, 5.7088% 11/15/17 (a)(d)	123,011	123,121
Class E, 5.7588% 11/15/17 (a)(d)	189,248	189,278
Class F, 5.8188% 11/15/17 (a)(d)	170,324	170,350
Class G, 5.8688% 11/15/17 (a)(d)	269,679	269,660
Series 2006-CN2A Class AJFL, 5.5944% 2/5/19 (a)(d)	1,135,000	1,139,103
CS First Boston Mortgage Securities Corp. floater:
Series 2004-FL1 Class B, 5.8188% 5/15/14 (a)(d)	306,618	306,697
Series 2004-TF2A Class E, 5.7888% 11/15/19 (a)(d)	640,000	640,260
Series 2004-TFL1:
Class E, 5.9188% 2/15/14 (a)(d)	200,000	200,094
Class F, 5.9688% 2/15/14 (a)(d)	175,000	175,119
Class G, 6.2188% 2/15/14 (a)(d)	125,000	125,052
Class H, 6.4688% 2/15/14 (a)(d)	100,000	100,055
Class J, 6.7688% 2/15/14 (a)(d)	50,000	50,064
Series 2005-CN2A Class A1J, 5.6988% 11/15/19 (a)(d)	2,165,000	2,166,055
Series 2005-TF2A Class F, 5.8688% 11/15/19 (a)(d)	230,000	230,093
Series 2005-TF3A Class A2, 5.6488% 1 1/15/20 (a)(d)	2,775,000	2,778,489
Series 2005-TFLA:
Class C, 5.6088% 2/15/20 (a)(d)	800,000	800,431
Class E, 5.6988% 2/15/20 (a)(d)	560,000	560,533
Class F, 5.7488% 2/15/20 (a)(d)	250,000	250,184
Class G, 5.8888% 2/15/20 (a)(d)	70,000	70,045
Class H, 6.1188% 2/15/20 (a)(d)	100,000	100,074
CSMC Commercial Mortgage Trust floater Series 2006-TFLA:
Class D, 5.6488% 4/15/21 (a)(d)	300,000	300,490
Class E, 5.6988% 4/15/21 (a)(d)	300,000	300,366
Class G, 5.7888% 4/15/21 (a)(d)	300,000	300,267
Class H, 6.0988% 4/15/21 (a)(d)	300,000	300,290
Class J, 6.1688% 4/15/21 (a)(d)	200,000	200,226
Class K, 6.5688% 4/15/21 (a)(d)	1,005,000	1,005,804
Freddie Mac Multi-class participation certificates guaranteed floater Series 2448 Class FT, 6.3688% 3/15/32 (d)	1,436,331	1,480,619
Commercial Mortgage Securities - continued
	Principal Amount	Value (Note 1)
Greenwich Capital Commercial Funding Corp. floater Series 2005-FL3A:
Class H-AON:
6.3344% 10/5/20 (a)(d)	$ 180,000	$ 180,023
6.5844% 10/5/20 (a)(d)	220,000	220,028
Class M-AON, 6.8344% 10/5/20 (a)(d)	215,000	215,027
Class N-AON, 7.1844% 10/5/20 (a)(d)	550,000	550,069
GS Mortgage Securities Corp. II:
floater:
Series 2002-FL5A Class B, 5.6888% 6/16/14 (a)(d)	2,075,000	2,074,847
Series 2005-FL7A Class A1, 5.4944% 11/6/19 (a)(d)	29,397	29,397
Series 2006-FL8:
Class C, 5.61% 6/6/20 (a)(d)	145,000	145,000
Class D, 5.65% 6/6/20 (a)(d)	405,000	405,000
Class E, 5.74% 6/6/20 (a)(d)	800,000	800,000
Class F, 5.81% 6/6/20 (a)(d)	575,000	575,000
Guggenheim Structure Real Estate Funding Ltd. Series 2006-3:
Class B, 5.8% 9/25/46 (a)(d)	450,000	450,000
Class C, 5.95% 9/25/46 (a)(d)	1,150,000	1,150,000
Hilton Hotel Pool Trust floater Series 2000-HLTA Class A2, 5.7463% 10/3/15 (a)(d)	3,000,000	3,022,563
Lehman Brothers Floating Rate Commercial Mortgage Trust floater Series 2003-LLFA Class K1, 7.9088% 12/16/14 (a)(d)	435,000	434,559
Merrill Lynch Mortgage Trust Series 2005-GGP1 Class X, 0.1416% 11/15/10 (a)(d)(f)	417,400,000	361,761
Morgan Stanley Capital I, Inc.:
floater Series 2005-XLF:
Class B, 5.5788% 8/15/19 (a)(d)	935,000	934,635
Class C, 5.6088% 8/15/19 (a)(d)	75,000	74,914
Class D, 5.6288% 8/15/19 (a)(d)	270,000	269,692
Class E, 5.6488% 8/15/19 (a)(d)	245,000	244,904
Class F, 5.6888% 8/15/19 (a)(d)	170,000	169,934
Class G, 5.7388% 8/15/19 (a)(d)	120,000	119,987
Class H, 5.7588% 8/15/19 (a)(d)	100,000	99,961
Class J, 5.8288% 8/15/19 (a)(d)	75,000	74,964
Series 2006-XLF:
Class C, 6.6% 7/15/19 (a)(d)	570,000	570,000
Class D, 5.65% 7/15/19 (a)(d)	415,000	415,000
Class E, 5.69% 7/15/19 (a)(d)	345,000	345,000
Class F, 5.72% 7/15/19 (a)(d)	535,000	535,000
Class G, 5.72% 7/15/19 (a)(d)	255,000	255,000
Commercial Mortgage Securities - continued
	Principal Amount	Value (Note 1)
STRIPS III Ltd./STRIPS III Corp. floater Series 2004-1A Class A, 5.88% 3/24/18 (a)(d)	$ 396,989	$ 397,733
Wachovia Bank Commercial Mortgage Trust floater Series 2005-WL6A:
Class A2, 5.6188% 10/15/17 (a)(d)	990,000	990,290
Class B, 5.6688% 10/15/17 (a)(d)	200,000	200,038
Class D, 5.7988% 10/15/17 (a)(d)	400,000	400,277
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $58,663,250)		58,817,850
Certificates of Deposit - 2.8%

BNP Paribas SA yankee 5.045% 2/21/07	4,000,000	3,987,651
Deutsche Bank AG yankee 5.045% 2/21/07	4,000,000	3,987,651
HBOS Treasury Services PLC yankee 5.04% 2/21/07	4,000,000	3,987,768
Rabobank Nederland Coop. Central yankee 5.01% 2/14/07	4,000,000	3,987,150
Royal Bank of Scotland PLC yankee 5.04% 2/21/07	4,000,000	3,987,544
Societe Generale euro 5.05% 2/21/07	4,000,000	3,987,826
TOTAL CERTIFICATES OF DEPOSIT (Cost $23,999,269)		23,925,590
Commercial Paper - 0.2%

Rockies Express Pipeline LLC 5.7422% 9/20/06 (Cost $1,983,963)	2,000,000	1,984,603
Fixed-Income Funds - 27.6%
	Shares
Fidelity Ultra-Short Central Fund (e) (Cost $237,531,138)	2,390,073	237,764,502
Cash Equivalents - 2.8%
	Maturity Amount	Value (Note 1)
Investments in repurchase agreements (Collateralized by U.S. Government Obligations) in a joint trading account at 5.3%, dated 7/31/06 due 8/1/06 (Cost $23,839,000)	$ 23,842,508	$ 23,839,000
TOTAL INVESTMENT PORTFOLIO - 101.0% (Cost $870,404,138)		870,466,476
NET OTHER ASSETS - (1.0)%		(8,973,233)
NET ASSETS - 100%		$ 861,493,243
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Eurodollar Contracts
103 Eurodollar 90 Day Index Contracts	Sept. 2006	$ 101,588,900	$ (321,000)
103 Eurodollar 90 Day Index Contracts	Dec. 2006	101,596,625	(251,475)
103 Eurodollar 90 Day Index Contracts	March 2007	101,619,800	(158,887)
103 Eurodollar 90 Day Index Contracts	June 2007	101,648,125	9,638
103 Eurodollar 90 Day Index Contracts	Sept. 2007	101,666,150	70,542
TOTAL EURODOLLAR CONTRACTS			$ (651,182)
Sold
Eurodollar Contracts
5 Eurodollar 90 Day Index Contracts	Dec. 2007	4,935,500	8,955
5 Eurodollar 90 Day Index Contracts	March 2008	4,935,500	8,780
4 Eurodollar 90 Day Index Contracts	June 2008	3,948,200	7,859
3 Eurodollar 90 Day Index Contracts	Sept. 2008	2,960,963	5,926
2 Eurodollar 90 Day Index Contracts	Dec. 2008	1,973,775	3,367
1 Eurodollar 90 Day Index Contracts	March 2009	986,825	1,696
TOTAL EURODOLLAR CONTRACTS			36,583
			$ (614,599)
Swap Agreements
	Expiration Date	Notional Amount	Value
Credit Default Swaps

Receive monthly notional amount multiplied by 3.3% and pay to Morgan Stanley, Inc. upon default event of Ameriquest Mortgage Securities, Inc., par value of the notional amount of Ameriquest Mortgage Securities, Inc. Series 2004-R11 Class M9, 8.885% 11/25/34

	Dec. 2034	$ 275,000	$ 4,749
Receive from Citibank, upon default event of DaimlerChrysler NA Holding Corp., par value of the notional amount of DaimlerChrysler NA Holding Corp. 6.5% 11/15/13, and pay quarterly notional amount multiplied by .8%	June 2007	1,000,000	(6,580)
Receive monthly notional amount multiplied by 1.9% and pay Morgan Stanley, Inc., upon default event of Morgan Stanley ABS Capital, par value of the notional amount of Morgan Stanley ABS Capital I Series 2006-HE3 Class B3, 7.2225% 4/25/36	May 2036	500,000	(2,967)
Receive monthly notional amount multiplied by 2.39% and pay UBS upon default event of Fremont Home Loan Trust, par value of the notional amount of Fremont Home Loan Trust Series 2004-1 Class M9, 7.73% 2/25/34	March 2034	1,055,000	2,496
Receive monthly notional amount multiplied by 2.4% and pay Deutsche Bank upon default event of Fremont Home Loan Trust, par value of the notional amount of Fremont Home Loan Trust Series 2004-A Class B3, 7.2288% 1/25/34	Feb. 2034	305,732	405
Receive monthly notional amount multiplied by 2.7% and pay Morgan Stanley, Inc. upon default event of Park Place Securities, Inc., par value of the notional amount of Park Place Securities, Inc. Series 2005-WHQ2 Class M9, 6.41% 5/25/35	June 2035	845,000	(2,738)
Receive monthly notional amount multiplied by 2.79% and pay Merrill Lynch, Inc. upon default event of New Century Home Equity Loan Trust, par value of the notional amount of New Century Home Equity Loan Trust Series 2004-4 Class M9, 7.0788% 2/25/35	March 2035	610,000	5,491
Receive quarterly notional amount multiplied by .20% and pay Merrill Lynch, Inc. upon default event of American Transmission Co. LLC, par value of the notional amount of American Transmission Co. LLC 7.125% 3/15/11	May 2007	1,315,000	1,447
Swap Agreements - continued
	Expiration Date	Notional Amount	Value
Credit Default Swaps - continued
Receive quarterly notional amount multiplied by .26% and pay Morgan Stanley, Inc. upon default event of Amerada Hess Corp., par value of the notional amount of Amerada Hess Corp. 6.65% 8/15/11	March 2007	$ 1,650,000	$ 2,525
Receive quarterly notional amount multiplied by .28% and pay Morgan Stanley, Inc. upon default event of Amerada Hess Corp., par value of the notional amount of Amerada Hess 6.65% 8/15/11	March 2007	2,000,000	3,280
Receive quarterly notional amount multiplied by .285% and pay Deutsche Bank upon default event of ConocoPhillips, par value of the notional amount of ConocoPhillips 4.75% 10/15/12	Sept. 2011	2,200,000	(3,036)
Receive quarterly notional amount multiplied by .30% and pay Deutsche Bank upon default event of Entergy Corp., par value of the notional amount of Entergy Corp. 7.75% 12/15/09	March 2008	1,390,000	1,904
Receive quarterly notional amount multiplied by .30% and pay Goldman Sachs upon default event of Entergy Corp., par value of the notional amount of Entergy Corp. 7.75% 12/15/09	March 2008	1,015,000	1,391
Receive quarterly notional amount multiplied by .48% and pay Goldman Sachs upon default event of TXU Corp., par value of the notional amount of TXU Energy Co. LLC 7% 3/15/13	Sept. 2008	1,840,000	8,869
Receive quarterly notional amount multiplied by .78% and pay Goldman Sachs upon default event of TXU Corp., par value of the notional amount of TXU Energy Co. LLC 7% 3/15/13	Dec. 2008	1,750,000	20,265
Receive semi-annually notional amount multiplied by .42% and pay Credit Suisse First Boston upon default event of Russian Federation, par value of the notional amount of Russian Federation 5% 3/31/30	June 2007	1,900,000	2,261
TOTAL CREDIT DEFAULT SWAPS		19,650,732	39,762
Swap Agreements - continued
	Expiration Date	Notional Amount	Value
Total Return Swaps

Receive monthly notional amount multiplied by the nominal spread appreciation of the Lehman Brothers CMBS U.S. Aggregate Index adjusted by a modified duration factor and pay monthly notional amount multiplied by the nominal spread depreciation of the Lehman Brothers CMBS U.S. Aggregate Index adjusted by a modified duration factor with Lehman Brothers, Inc.

	Oct. 2006	$ 5,655,000	$ 2,164
Receive monthly notional amount multiplied by the nominal spread appreciation of the Lehman Brothers CMBS U.S. Aggregate Index adjusted by a modified duration factor and pay monthly notional amount multiplied by the nominal spread depreciation of the Lehman Brothers CMBS U.S. Aggregate Index adjusted by a modified duration factor with Citibank	Nov. 2006	6,800,000	3,243
Receive monthly notional amount multiplied by the nominal spread appreciation of the Lehman Brothers CMBS U.S. Aggregate Index adjusted by a modified duration factor and pay monthly notional amount multiplied by the nominal spread depreciation of the Lehman Brothers CMBS U.S. Aggregate Index adjusted by a modified duration factor with Lehman Brothers, Inc.	Jan. 2007	4,900,000	2,048
Receive monthly notional amount multiplied by the nominal spread appreciation of the Lehman Brothers CMBS U.S. Aggregate Index adjusted by a modified duration factor plus 20 basis points and pay monthly notional amount multiplied by the nominal spread depreciation of the Lehman Brothers CMBS U.S. Aggregate Index adjusted by a modified duration factor with Lehman Brothers, Inc.	Jan. 2007	3,000,000	705
Receive monthly notional amount multiplied by the nominal spread appreciation of the Lehman Brothers CMBS U.S. Aggregate Index adjusted by a modified duration factor plus 10 basis points and pay monthly notional amount multiplied by the nominal spread depreciation of the Lehman Brothers CMBS U.S. Aggregate Index adjusted by a modified duration factor with Lehman Brothers, Inc.	Nov. 2006	8,900,000	4,147
TOTAL TOTAL RETURN SWAPS		29,255,000	12,307
		$ 48,905,732	$ 52,069
Legend

(a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $114,788,836 or 13.3% of net assets.

(b) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(c) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $346,206.
(d) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(e) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited list of holdings for each fixed-income central fund, as of the investing fund's report date, is available upon request or at fidelity.com and/or advisor.fidelity.com, as applicable. The reports are located just after the fund's financial statements and quarterly reports but are not part of the financial statements or quarterly reports. In addition, the fixed-income central fund's financial statements, which are not covered by the investing fund's Report of Independent Registered Public Accounting Firm, are available on the EDGAR Database on the SEC's web site, www.sec.gov, or upon request.

(f) Security represents right to receive monthly interest payments on an underlying pool of mortgages. Principal shown is the par amount of the mortgage pool.

(g) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $2,196,449 or 0.3% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost
Aspetuck Trust 5.7869% 10/16/06	12/14/05	$ 2,195,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the fund from the affiliated Central funds is as follows:
Fund	Income earned
Fidelity Ultra-Short Central Fund	$ 13,482,875
Additional information regarding the fund's fiscal year to date purchases and sales, including the ownership percentage, of the following fixed income Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value,end of period	% ownership, end of period
Fidelity Ultra-Short Central Fund	$ 288,274,676	$ -	$ 50,500,019	$ 237,764,502	3.1%
Other Information
Distribution of investments by country of issue, as a percentage of total net assets, is as follows:
United States of America	85.1%
United Kingdom	8.4%
France	1.8%
Cayman Islands	1.1%
Others (individually less than 1%)	3.6%
100.0%
Income Tax Information
At July 31, 2006, the fund had a capital loss carryforward of approximately $1,917,431 all of which will expire on July 31, 2014.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

	July 31, 2006

Assets
Investment in securities, at value (including repurchase agreements of $23,839,000) - See accompanying schedule: Unaffiliated issuers (cost $632,873,000)	$ 632,701,974
Affiliated Central Funds (cost $237,531,138)	237,764,502
Total Investments (cost $870,404,138)		$ 870,466,476
Cash		916
Receivable for swap agreements		7,371
Receivable for fund shares sold		1,306,558
Interest receivable		3,522,720
Receivable for daily variation on futures contracts		10,087
Swap agreements, at value		52,069
Other receivables		155
Total assets		875,366,352

Liabilities
Payable for investments purchased Regular delivery	$ 10,689,698
Delayed delivery	1,499,415
Payable for fund shares redeemed	940,414
Distributions payable	407,013
Accrued management fee	238,511
Distribution fees payable	1,088
Other affiliated payables	96,970
Total liabilities		13,873,109

Net Assets		$ 861,493,243
Net Assets consist of:
Paid in capital		$ 863,673,830
Undistributed net investment income		106,939
Accumulated undistributed net realized gain (loss) on investments		(1,787,334)
Net unrealized appreciation (depreciation) on investments		(500,192)
Net Assets		$ 861,493,243

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

July 31, 2006

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($4,552,925 ÷ 454,316 shares)	$ 10.02

Maximum offering price per share (100/98.50 of $10.02)	$ 10.17
Class T: Net Asset Value and redemption price per share ($4,623,556 ÷ 461,366 shares)	$ 10.02

Maximum offering price per share (100/98.50 of $10.02)	$ 10.17
Ultra-Short Bond: Net Asset Value, offering price and redemption price per share ($850,329,439 ÷ 84,874,788 shares)	$ 10.02

Institutional Class: Net Asset Value, offering price and redemption price per share ($1,987,323 ÷ 198,428 shares)	$ 10.02

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Operations

	Year ended July 31, 2006

Investment Income
Interest		$ 28,826,439
Income from affiliated Central Funds		13,482,875
Total income		42,309,314

Expenses
Management fee	$ 2,887,734
Transfer agent fees	905,122
Distribution fees	10,051
Fund wide operations fee	254,545
Independent trustees' compensation	3,655
Miscellaneous	1,858
Total expenses before reductions	4,062,965
Expense reductions	(5,737)	4,057,228
Net investment income		38,252,086
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(134,456)
Affiliated Central Funds	(68,282)
Futures contracts	(1,229,016)
Swap agreements	325,332
Total net realized gain (loss)		(1,106,422)
Change in net unrealized appreciation (depreciation) on: Investment securities	82,562
Futures contracts	9,496
Swap agreements	(15,516)
Total change in net unrealized appreciation (depreciation)		76,542
Net gain (loss)		(1,029,880)
Net increase (decrease) in net assets resulting from operations		$ 37,222,206

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Year ended July 31, 2006	Year ended July 31, 2005
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 38,252,086	$ 18,477,979
Net realized gain (loss)	(1,106,422)	(526,929)
Change in net unrealized appreciation (depreciation)	76,542	(889,284)
Net increase (decrease) in net assets resulting from operations	37,222,206	17,061,766
Distributions to shareholders from net investment income	(38,283,502)	(18,371,771)
Distributions to shareholders from net realized gain	-	(213,972)
Total distributions	(38,283,502)	(18,585,743)
Share transactions - net increase (decrease)	(51,227,531)	334,021,363
Redemption fees	28,307	34,215
Total increase (decrease) in net assets	(52,260,520)	332,531,601

Net Assets
Beginning of period	913,753,763	581,222,162
End of period (including undistributed net investment income of $106,939 and undistributed net investment income of $26,805, respectively)	$ 861,493,243	$ 913,753,763

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class A

Years ended July 31,	2006	2005	2004 H
Selected Per-Share Data
Net asset value, beginning of period	$ 10.03	$ 10.05	$ 10.04
Income from Investment Operations
Net investment income E	.400	.223	.013
Net realized and unrealized gain (loss)	(.009)	(.026)	.011
Total from investment operations	.391	.197	.024
Distributions from net investment income	(.401)	(.214)	(.014)
Distributions from net realized gain	-	(.003)	-
Total distributions	(.401)	(.217)	(.014)
Redemption fees added to paid in capital E, J	-	-	-
Net asset value, end of period	$ 10.02	$ 10.03	$ 10.05
Total Return B, C, D	3.97%	1.98%	.24%
Ratios to Average Net Assets F, I
Expenses before reductions	.70%	.78%	.85% A
Expenses net of fee waivers, if any	.70%	.70%	.70% A
Expenses net of all reductions	.70%	.70%	.70% A
Net investment income	4.00%	2.23%	1.11% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 4,553	$ 2,557	$ 316
Portfolio turnover rate G	39%	33%	53%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the affiliated central fund.

G Amounts do not include the portfolio activity of the affiliated central fund.

H For the period June 16, 2004 (commencement of sale of shares) to July 31, 2004.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended July 31,	2006	2005	2004 H
Selected Per-Share Data
Net asset value, beginning of period	$ 10.03	$ 10.05	$ 10.04
Income from Investment Operations
Net investment income E	.404	.222	.013
Net realized and unrealized gain (loss)	(.011)	(.025)	.010
Total from investment operations	.393	.197	.023
Distributions from net investment income	(.403)	(.214)	(.013)
Distributions from net realized gain	-	(.003)	-
Total distributions	(.403)	(.217)	(.013)
Redemption fees added to paid in capital E, J	-	-	-
Net asset value, end of period	$ 10.02	$ 10.03	$ 10.05
Total Return B, C, D	4.00%	1.98%	.23%
Ratios to Average Net Assets F, I
Expenses before reductions	.68%	.77%	.86% A
Expenses net of fee waivers, if any	.68%	.70%	.70% A
Expenses net of all reductions	.68%	.70%	.70% A
Net investment income	4.03%	2.23%	1.11% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 4,624	$ 4,044	$ 356
Portfolio turnover rate G	39%	33%	53%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the affiliated central fund.

G Amounts do not include the portfolio activity of the affiliated central fund.

H For the period June 16, 2004 (commencement of sale of shares) to July 31, 2004.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Ultra-Short Bond

Years ended July 31,	2006	2005	2004	2003 G
Selected Per-Share Data
Net asset value, beginning of period	$ 10.03	$ 10.05	$ 10.02	$ 10.00
Income from Investment Operations
Net investment income D	.427	.241	.122	.137
Net realized and unrealized gain (loss)	(.011)	(.026)	.029	.052
Total from investment operations	.416	.215	.151	.189
Distributions from net investment income	(.426)	(.232)	(.122)	(.173)
Distributions from net realized gain	-	(.003)	-	-
Total distributions	(.426)	(.235)	(.122)	(.173)
Redemption fees added to paid in capital D	- I	- I	.001	.004
Net asset value, end of period	$ 10.02	$ 10.03	$ 10.05	$ 10.02
Total Return B, C	4.23%	2.16%	1.52%	1.94%
Ratios to Average Net Assets E, H
Expenses before reductions	.45%	.58%	.62%	.70% A
Expenses net of fee waivers, if any	.45%	.53%	.55%	.55% A
Expenses net of all reductions	.45%	.53%	.55%	.55% A
Net investment income	4.26%	2.41%	1.21%	1.50% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 850,329	$ 906,644	$ 580,174	$ 225,203
Portfolio turnover rate F	39%	33%	53%	39% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the affiliated central fund.

F Amounts do not include the portfolio activity of the affiliated central fund.

G For the period August 29, 2002 (commencement of operations) to July 31, 2003.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Institutional Class

Years ended July 31,	2006	2005	2004 G
Selected Per-Share Data
Net asset value, beginning of period	$ 10.03	$ 10.05	$ 10.04
Income from Investment Operations
Net investment income D	.420	.240	.015
Net realized and unrealized gain (loss)	(.008)	(.026)	.010
Total from investment operations	.412	.214	.025
Distributions from net investment income	(.422)	(.231)	(.015)
Distributions from net realized gain	-	(.003)	-
Total distributions	(.422)	(.234)	(.015)
Redemption fees added to paid in capital D, I	-	-	-
Net asset value, end of period	$ 10.02	$ 10.03	$ 10.05
Total Return B, C	4.19%	2.15%	.25%
Ratios to Average Net Assets E, H
Expenses before reductions	.49%	.58%	.67% A
Expenses net of fee waivers, if any	.49%	.55%	.55% A
Expenses net of all reductions	.49%	.55%	.55% A
Net investment income	4.22%	2.38%	1.26% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,987	$ 509	$ 376
Portfolio turnover rate F	39%	33%	53%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the affiliated central fund.

F Amounts do not include the portfolio activity of the affiliated central fund.

G For the period June 16, 2004 (commencement of sale of shares) to July 31, 2004.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended July 31, 2006

1. Significant Accounting Policies.

Fidelity Ultra-Short Bond Fund (the Fund) is a non-diversified fund of Fidelity Income Fund (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The Fund offers Class A, Class T, Ultra-Short Bond (the original class), and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

The Fund may invest in Fidelity Ultra-Short Central Fund (Ultra-Short Central Fund) referred to as the Central Fund, which is an open-end investment company available to investment companies and other accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the Fund, which are also consistently followed by the Central Fund:

Security Valuation. Investments are valued and net asset value per share is calculated (NAV calculation) as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments. Debt securities, including restricted securities, for which quotations are readily available, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices.

When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. The frequency of when fair value pricing is used is unpredictable. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities. Investments in open-end mutual funds, including the Central Fund, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

Annual Report

Notes to Financial Statements - continued

1. Significant Accounting Policies - continued

Investment Transactions and Income. Security transactions, including the Fund's investment activity in the Central Fund, are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Interest income and distributions from the Central Fund are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to futures transactions, swap agreements, market discount, financing transactions, capital loss carryforwards and losses deferred due to excise tax regulations.

The tax-basis components of distributable earnings and the federal tax cost as of period end were as follows:

Unrealized appreciation	$ 1,312,725
Unrealized depreciation	(1,126,965)
Net unrealized appreciation (depreciation)	185,760
Undistributed ordinary income	324,954
Capital loss carryforward	(1,917,431)

Cost for federal income tax purposes	$ 870,280,716

Annual Report

1. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The tax character of distributions paid was as follows:

	July 31, 2006	July 31, 2005
Ordinary Income	$ 38,283,502	$ 18,371,770
Long-term Capital Gains	-	213,973
Total	$ 38,283,502	$ 18,585,743

Short-Term Trading (Redemption) Fees. Shares held in the Fund less than 60 days are subject to a redemption fee equal to .25% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by FMR, are retained by the Fund and accounted for as an addition to paid in capital.

New Accounting Pronouncement. In July 2006, Financial Accounting Standards Board Interpretation No. 48, Accounting for Uncertainty in Income Taxes - an interpretation of FASB Statement 109 (FIN 48) was issued and is effective for fiscal years beginning after December 15, 2006. FIN 48 sets forth a threshold for financial statement recognition, measurement and disclosure of a tax position taken or expected to be taken on a tax return. Management is currently evaluating the impact, if any, the adoption of FIN 48 will have on the Fund's net assets and results of operations.

2. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Delayed Delivery Transactions and When-Issued Securities. The Fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked-to-market daily and equivalent deliverable

Annual Report

Notes to Financial Statements - continued

2. Operating Policies - continued

Delayed Delivery Transactions and When-Issued Securities - continued

securities are held for the transaction. The value of the securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Futures Contracts. The Fund may use futures contracts to manage its exposure to the bond market and to fluctuations in interest rates. Buying futures tends to increase a fund's exposure to the underlying instrument, while selling futures tends to decrease a fund's exposure to the underlying instrument or hedge other fund investments. Upon entering into a futures contract, a fund is required to deposit with a clearing broker, no later than the following business day, an amount ("initial margin") equal to a certain percentage of the face value of the contract. The initial margin may be in the form of cash or securities and is transferred to a segregated account on settlement date. Subsequent payments ("variation margin") are made or received by a fund depending on the daily fluctuations in the value of the futures contract and are accounted for as unrealized gains or losses. Realized gains (losses) are recorded upon the expiration or closing of the futures contract. Securities deposited to meet margin requirements are identified in the Schedule of Investments. Futures contracts involve, to varying degrees, risk of loss in excess of any futures variation margin reflected in the Statement of Assets and Liabilities. The underlying face amount at value of any open futures contracts at period end is shown in the Schedule of Investments under the caption "Futures Contracts." This amount reflects each contract's exposure to the underlying instrument at period end. Losses may arise from changes in the value of the underlying instruments or if the counterparties do not perform under the contract's terms. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the fund's Schedule of Investments.

Annual Report

2. Operating Policies - continued

Swap Agreements. The Fund may invest in swaps for the purpose of managing its exposure to interest rate, credit or market risk.

Total return swaps are agreements to exchange the return generated by one instrument or index for the return generated by another instrument, for example, the agreement to pay interest in exchange for a market-linked return based on a notional amount. To the extent the total return of the index exceeds the offsetting interest obligation, a fund will receive a payment from the counterparty. To the extent it is less, a fund will make a payment to the counterparty. Periodic payments received or made by the Fund are recorded in the accompanying Statement of Operations as realized gains or losses, respectively.

Credit default swaps involve the exchange of a fixed rate premium for protection against the loss in value of an underlying debt instrument in the event of a defined credit event (such as payment default or bankruptcy). Under the terms of the swap, one party acts as a "guarantor" receiving a periodic payment that is a fixed percentage applied to a notional principal amount. In return the party agrees to purchase the notional amount of the underlying instrument, at par, if a credit event occurs during the term of the swap. The Fund may enter into credit default swaps in which either it or its counterparty act as guarantors. By acting as the guarantor of a swap, a fund assumes the market and credit risk of the underlying instrument including liquidity and loss of value. Periodic payments and premiums received or made by the Fund are recorded in the accompanying Statement of Operations as realized gains or losses, respectively.

Swaps are marked-to-market daily based on dealer-supplied valuations and changes in value are recorded as unrealized appreciation (depreciation). Gains or losses are realized upon early termination of the swap agreement. Collateral, in the form of cash or securities, may be required to be held in segregated accounts with a fund's custodian in compliance with swap contracts. Risks may exceed amounts recognized on the Statement of Assets and Liabilities. These risks include changes in the returns of the underlying instruments, failure of the counterparties to perform under the contracts' terms and the possible lack of liquidity with respect to the swap agreements. Details of swap agreements open at period end are included in the Fund's Schedule of Investments under the caption "Swap Agreements."

Mortgage Dollar Rolls. To earn additional income, the Fund may employ trading strategies which involve the sale and simultaneous agreement to repurchase similar securities ("mortgage dollar rolls") or the purchase and simultaneous agreement to sell similar securities ("reverse mortgage dollar rolls"). The securities traded are mortgage securities and bear the same interest rate but may be collateralized by different pools of mortgages. During the period between the sale and repurchase in a mortgage dollar roll transaction, a fund will not be entitled to receive interest and principal payments on the

Annual Report

Notes to Financial Statements - continued

2. Operating Policies - continued

Mortgage Dollar Rolls - continued

securities sold but will invest the proceeds of the sale in other securities which may enhance the yield and total return. In addition, the difference between the sale price and the future purchase price is recorded as an adjustment to investment income. During the period between the purchase and subsequent sale in a reverse mortgage dollar roll transaction a fund is entitled to interest and principal payments on the securities purchased. The price differential between the purchase and sale is recorded as an adjustment to investment income. Losses may arise due to changes in the value of the securities or if the counterparty does not perform under the terms of the agreement. If the counterparty files for bankruptcy or becomes insolvent, a fund's right to repurchase or sell securities may be limited.

3. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and U.S. government securities, aggregated $296,940,910 and $234,644,796, respectively.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .20% of the Fund's average net assets and a group fee rate that averaged ..12% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annual management fee rate was .32% of the Fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.15%	$ 4,724	$ 432
Class T	0%	.15%	5,327	2,729
			$ 10,051	$ 3,161

Annual Report

4. Fees and Other Transactions with Affiliates - continued

Sales Load. FDC receives a front-end sales charge of up to 1.50% for selling Class A and Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of a contingent deferred sales charges levied on Class A, and Class T redemptions. These charges depend on the holding period. The deferred sales charges range from .75% to .50% for certain purchases of Class A shares (.25% prior to February 24, 2006) and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 2,219
Class T	674
$ 2,893

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund, except for Ultra-Short Bond. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, is the transfer agent for Ultra-Short Bond shares. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FSC receives an asset-based fee of .10% of Ultra-Short Bond's average net assets. FIIOC and FSC pay for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period the total transfer agent fees paid by each class to FIIOC or FSC, were as follows:

	Amount	% of Average Net Assets
Class A	$ 6,362.20
Class T	6,322.18
Ultra-Short Bond	891,306.10
Institutional Class	1,132.14
	$ 905,122

Fundwide Operations Fee. Pursuant to the Fundwide Operations and Expense Agreement (FWOE), FMR has agreed to provide for fund level expenses (which do not include transfer agent, Rule 12b-1 fees, compensation of the independent trustees, interest (including commitment fees), taxes or extraordinary expenses, if any) in return for a FWOE fee equal to .35% less the total amount of the management fee. The FWOE paid by the Fund is reduced by an amount equal to the fees and expenses paid to the independent trustees. For the period, the FWOE fee was equivalent to an annual rate of .03% of average net assets.

Annual Report

Notes to Financial Statements - continued

4. Fees and Other Transactions with Affiliates - continued

Affiliated Central Funds. The Fund may invest in Ultra-Short Central Fund, managed by Fidelity Investments Money Management, Inc. (FIMM), which seeks to obtain a high level of current income consistent with preservation of capital by investing in U.S. dollar denominated money market and investment-grade debt securities.

The Fund's Schedule of Investments lists the Central Fund as an investment of the Fund but does not include the underlying holdings of the Central Fund. Based on its investment objectives, the Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the Fund and may involve certain economic risks, including the risk that a counterparty to one or more of these transactions may be unable or unwilling to comply with the terms of the governing agreement. This may result in a decline in value of the Central Fund and the Fund.

A complete unaudited list of holdings for the Central Fund, as of the Fund's report date, is available upon request or at fidelity.com and/or advisor.fidelity.com, as applicable. The reports are located just after the Fund's financial statements and quarterly reports but are not part of the financial statements or quarterly reports. In addition, the Central Fund financial statements, which are not covered by this Fund's Report of Independent Registered Public Accounting Firm, are available on the EDGAR Database on the SEC's web site, www.sec.gov, or upon request.

The Central Funds do not pay a management fee.

5. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro rata portion of the line of credit, which amounts to $1,858 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

6. Expense Reductions.

Through arrangements with the Fund's custodian and each class' transfer agent, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $2,662. During the period, credits reduced each class' transfer agent expense as noted in the table below.

Transfer Agent expense reduction
Ultra-Short Bond	$ 3,075

Annual Report

7. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

8. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Years ended July 31,
	2006	2005
From net investment income
Class A	$ 126,997	$ 41,869
Class T	141,086	50,050
Ultra-Short Bond	37,977,353	18,257,386
Institutional Class	38,066	22,466
Total	$ 38,283,502	$ 18,371,771
From net realized gain
Class A	$ -	$ 407
Class T	-	503
Ultra-Short Bond	-	212,634
Institutional Class	-	428
Total	$ -	$ 213,972

9. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Years ended July 31,		Years ended July 31,
	2006	2005	2006	2005
Class A
Shares sold	574,958	314,954	$ 5,763,274	$ 3,163,548
Reinvestment of distributions	10,043	3,804	100,637	38,189
Shares redeemed	(385,505)	(95,385)	(3,863,258)	(957,951)
Net increase (decrease)	199,496	223,373	$ 2,000,653	$ 2,243,786
Class T
Shares sold	357,260	597,602	$ 3,579,216	$ 6,002,298
Reinvestment of distributions	13,205	4,137	132,333	41,523
Shares redeemed	(312,176)	(234,046)	(3,129,874)	(2,350,424)
Net increase (decrease)	58,289	367,693	$ 581,675	$ 3,693,397

Annual Report

Notes to Financial Statements - continued

9. Share Transactions - continued

	Shares		Dollars
	Years ended July 31,		Years ended July 31,
	2006	2005	2006	2005
Ultra-Short Bond
Shares sold	39,226,057	63,063,839	$ 393,000,678	$ 633,315,534
Reinvestment of distributions	3,400,651	1,643,763	34,072,273	16,499,718
Shares redeemed	(48,147,604)	(32,055,308)	(482,361,462)	(321,868,107)
Net increase (decrease)	(5,520,896)	32,652,294	$ (55,288,511)	$ 327,947,145
Institutional Class
Shares sold	190,577	296,985	$ 1,908,425	$ 2,986,442
Reinvestment of distributions	756	2,113	7,577	21,221
Shares redeemed	(43,621)	(285,834)	(437,350)	(2,870,628)
Net increase (decrease)	147,712	13,264	$ 1,478,652	$ 137,035

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Income Fund and the Shareholders of Fidelity Ultra-Short Bond Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Ultra-Short Bond Fund (a fund of Fidelity Income Fund) at July 31, 2006, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Ultra-Short Bond Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at July 31, 2006 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

PricewaterhouseCoopers LLP
Boston, Massachusetts
September 14, 2006

Annual Report

Trustees and Officers

The Trustees, Member of the Advisory Board, and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, and review the fund's performance. Except for William O. McCoy and Albert R. Gamper, Jr., each of the Trustees oversees 347 funds advised by FMR or an affiliate. Mr. McCoy oversees 347 funds advised by FMR or an affiliate. Mr. Gamper oversees 292 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 72nd birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers and Advisory Board Member hold office without limit in time, except that any officer and Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Edward C. Johnson 3d (76)

Year of Election or Appointment: 1984

Mr. Johnson is Chairman of the Board of Trustees. Mr. Johnson serves as President (2006-present), Chief Executive Officer, Chairman, and a Director of FMR Corp.; Chairman and a Director of FMR; Chairman and a Director of Fidelity Research & Analysis Company (FRAC); Chairman and a Director of Fidelity Investments Money Management, Inc.; and Chairman (2001-present) and a Director (1999-present) of FMR Co., Inc. In addition, Mr. Johnson serves as Chairman and Director of Fidelity International Limited (FIL).

Stephen P. Jonas (53)

Year of Election or Appointment: 2005

Mr. Jonas is Senior Vice President of the fund (2005 -present). He also serves as Senior Vice President of other Fidelity funds (2005-present). Mr. Jonas is Executive Director of FMR (2005-present) and FMR Co., Inc. (2005-present). He also serves as a Director of Fidelity Investments Money Management, Inc. (2005-present) and FMR Corp. (2003- present). Previously, Mr. Jonas served as President of Fidelity Enterprise Operations and Risk Services (2004-2005), Chief Administrative Officer (2002-2004), and Chief Financial Officer of FMR Corp. (1998-2002). In addition, he serves on the Boards of Boston Ballet (2003-present) and Simmons College (2003-present).

Robert L. Reynolds (54)

Year of Election or Appointment: 2003

Mr. Reynolds is President and a Director of FMR (2005-present), Fidelity Investments Money Management, Inc. (2005-present), and FMR Co., Inc. (2005-present). Mr. Reynolds also serves as a Director (2003- present) and Chief Operating Officer (2000-present) of FMR Corp. and a Director of Strategic Advisers, Inc. (2005-present). He also serves on the Board at Fidelity Investments Canada, Ltd. (2000-present). Previously, Mr. Reynolds served as President of Fidelity Investments Institutional Retirement Group (1996-2000).

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

Annual Report

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupation
Dennis J. Dirks (58)

Year of Election or Appointment: 2005

Prior to his retirement in May 2003, Mr. Dirks was Chief Operating Officer and a member of the Board of The Depository Trust & Clearing Corporation (DTCC) (1999-2003). He also served as President, Chief Operating Officer, and Board member of The Depository Trust Company (DTC) (1999-2003) and President and Board member of the National Securities Clearing Corporation (NSCC) (1999-2003). In addition, Mr. Dirks served as Chief Executive Officer and Board member of the Government Securities Clearing Corporation (2001-2003) and Chief Executive Officer and Board member of the Mortgage-Backed Securities Clearing Corporation (2001-2003). Mr. Dirks also serves as a Trustee and a member of the Finance Committee of Manhattan College (2005-present) and a Trustee and a member of the Finance Committee of AHRC of Nassau County (2006-present).

Albert R. Gamper, Jr. (64)

Year of Election or Appointment: 2006

Mr. Gamper also serves as a Trustee (2006-present) or Member of the Advisory Board (2005-present) of other investment companies advised by FMR. Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (1989-2002). He currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2001-present), Chairman of the Board of Governors, Rutgers University (2004-present), and Chairman of the Board of Saint Barnabas Health Care System.

Robert M. Gates (63)

Year of Election or Appointment: 1997

Dr. Gates is Chairman of the Independent Trustees (2006-present). Dr. Gates is President of Texas A&M University (2002-present). He was Director of the Central Intelligence Agency (CIA) from 1991 to 1993. From 1989 to 1991, Dr. Gates served as Assistant to the President of the United States and Deputy National Security Advisor. Dr. Gates is a Director of NACCO Industries, Inc. (mining and manufacturing), Parker Drilling Co., Inc. (drilling and rental tools for the energy industry, 2001-present), and Brinker International (restaurant management, 2003-present). Previously, Dr. Gates served as a Director of LucasVarity PLC (automotive components and diesel engines), a Director of TRW Inc. (automotive, space, defense, and information technology), and Dean of the George Bush School of Government and Public Service at Texas A&M University (1999-2001).

George H. Heilmeier (70)

Year of Election or Appointment: 2004

Dr. Heilmeier is Chairman Emeritus of Telcordia Technologies (communication software and systems), where prior to his retirement, he served as company Chairman and Chief Executive Officer. He currently serves on the Boards of Directors of The Mitre Corporation (systems engineering and information technology support for the government), and HRL Laboratories (private research and development, 2004-present). He is Chairman of the General Motors Science & Technology Advisory Board and a Life Fellow of the Institute of Electrical and Electronics Engineers (IEEE). Dr. Heilmeier is a member of the Defense Science Board and the National Security Agency Advisory Board. He is also a member of the National Academy of Engineering, the American Academy of Arts and Sciences, and the Board of Overseers of the School of Engineering and Applied Science of the University of Pennsylvania. Previously, Dr. Heilmeier served as a Director of TRW Inc. (automotive, space, defense, and information technology, 1992-2002), Compaq (1994-2002), Automatic Data Processing, Inc. (ADP) (technology-based business outsourcing, 1995-2002), INET Technologies Inc. (telecommunications network surveillance, 2001-2004), and Teletech Holdings (customer management services). He is the recipient of the 2005 Kyoto Prize in Advanced Technology for his invention of the liquid crystal display.

Marie L. Knowles (59)

Year of Election or Appointment: 2001

Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. She currently serves as a Director of Phelps Dodge Corporation (copper mining and manufacturing) and McKesson Corporation (healthcare service, 2002-present). Ms. Knowles is a Trustee of the Brookings Institution and the Catalina Island Conservancy and also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California.

Ned C. Lautenbach (62)

Year of Election or Appointment: 2000

Mr. Lautenbach has been a partner of Clayton, Dubilier & Rice, Inc. (private equity investment firm) since September 1998. Previously, Mr. Lautenbach was with the International Business Machines Corporation (IBM) from 1968 until his retirement in 1998. Mr. Lautenbach serves as a Director of Italtel Holding S.p.A. (telecommunications (Milan, Italy), 2004-present) and Eaton Corporation (diversified industrial) as well as the Philharmonic Center for the Arts in Naples, Florida. He also is a member of the Board of Trustees of Fairfield University (2005-present), as well as a member of the Council on Foreign Relations.

William O. McCoy (72)

Year of Election or Appointment: 1997

Prior to his retirement in December 1994, Mr. McCoy was Vice Chairman of the Board of BellSouth Corporation (telecommunications) and President of BellSouth Enterprises. He is currently a Director of Duke Realty Corporation (real estate). He is also a partner of Franklin Street Partners (private investment management firm). In addition, Mr. McCoy served as the Interim Chancellor (1999-2000) and a member of the Board of Visitors for the University of North Carolina at Chapel Hill and currently serves as Chairman of the Board of Directors of the University of North Carolina Health Care System. He also served as Vice President of Finance for the University of North Carolina (16-school system).

Cornelia M. Small (62)

Year of Election or Appointment: 2005

Ms. Small is a member (2000-present) and Chairperson (2002-present) of the Investment Committee, and a member (2002-present) of the Board of Trustees of Smith College. Previously, she served as Chief Investment Officer (1999-2000), Director of Global Equity Investments (1996-1999), and a member of the Board of Directors of Scudder, Stevens & Clark (1990-1997) and Scudder Kemper Investments (1997-1999). In addition, Ms. Small served as Co-Chair (2000-2003) of the Annual Fund for the Fletcher School of Law and Diplomacy.

William S. Stavropoulos (67)

Year of Election or Appointment: 2001

Mr. Stavropoulos is Chairman Emeritus of the Board of Directors of The Dow Chemical Company. Since joining The Dow Chemical Company in 1967, Mr. Stavropoulos served in numerous senior management positions, including President (1993-2000; 2002-2003), CEO (1995-2000; 2002-2004), and Chairman of the Executive Committee (2000-2004). Currently, he is a Director of NCR Corporation (data warehousing and technology solutions), BellSouth Corporation (telecommunications), Chemical Financial Corporation, Maersk Inc. (industrial conglomerate, 2002-present), and Metalmark Capital (private equity investment firm, 2005-present). He also serves as a member of the Board of Trustees of the American Enterprise Institute for Public Policy Research. In addition, Mr. Stavropoulos is a member of The Business Council, J.P. Morgan International Council and the University of Notre Dame Advisory Council for the College of Science.

Kenneth L. Wolfe (67)

Year of Election or Appointment: 2005

Prior to his retirement in 2001, Mr. Wolfe was Chairman and Chief Executive Officer of Hershey Foods Corporation (1993-2001). He currently serves as a member of the boards of Adelphia Communications Corporation (2003-present), Bausch & Lomb, Inc., and Revlon Inc. (2004-present).

Annual Report

Advisory Board Member and Executive Officers:

Correspondence intended for Mr. Keyes may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235. Correspondence intended for each executive officer and Mr. Lynch may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
James H. Keyes (65)

Year of Election or Appointment: 2006

Member of the Advisory Board of Fidelity Income Fund (2006). Prior to his retirement in 2003, Mr. Keyes was Chairman, President, and Chief Executive Officer of Johnson Controls, Inc. (automotive supplier, 1993-2003). He currently serves as a member of the boards of LSI Logic Corporation (semiconductor technologies, 1984-present), Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines, 2002-present), and Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions, 1998-present).

Peter S. Lynch (62)

Year of Election or Appointment: 2003

Member of the Advisory Board of Fidelity Income Fund (2003). Mr. Lynch is Vice Chairman and a Director of FMR, and Vice Chairman (2001-present) and a Director (1999-present) of FMR Co., Inc. Previously, Mr. Lynch served as a Trustee of the Fidelity funds (1990-2003). In addition, he serves as the Chairman of the Inner-City Scholarship Fund.

Boyce I. Greer (50)

Year of Election or Appointment: 2006

Vice President of the fund. Mr. Greer also serves as Vice President of certain Equity Funds (2005-present), certain Asset Allocation Funds (2005-present), Fixed-Income Funds (2006-present), and Money Market Funds (2006-present). Mr. Greer is also a Trustee of other investment companies advised by FMR (2003-present). He is an Executive Vice President of FMR (2005-present) and FMR Co., Inc. (2005-present), and Senior Vice President of Fidelity Investments Money Management, Inc. (2006-present). Previously, Mr. Greer served as a Director and Managing Director of Strategic Advisers, Inc. (2002-2005), and Executive Vice President (2000-2002) and Money Market Group Leader (1997-2002) of the Fidelity Investments Fixed Income Division. He also served as Vice President of Fidelity's Money Market Funds (1997-2002), Senior Vice President of FMR (1997-2002), and Vice President of FIMM (1998-2002).

David L. Murphy (58)

Year of Election or Appointment: 2005

Vice President of the fund. Mr. Murphy also serves as Vice President of Fidelity's Money Market Funds (2002-present), certain Asset Allocation Funds (2003-present), Fixed-Income Funds (2005-present), and Balanced Funds (2005-present). He serves as Senior Vice President (2000-present) and Head (2004-present) of the Fidelity Investments Fixed Income Division. Mr. Murphy is also a Senior Vice President of Fidelity Investments Money Management, Inc. (2003-present) and an Executive Vice President of FMR (2005-present). Previously, Mr. Murphy served as Money Market Group Leader (2002-2004), Bond Group Leader (2000-2002), and Vice President of Fidelity's Taxable Bond Funds (2000-2002) and Fidelity's Municipal Bond Funds (2001-2002).

Thomas J. Silvia (45)

Year of Election or Appointment: 2005

Vice President of the fund. Mr. Silvia also serves as Vice President of Fidelity's Fixed-Income Funds (2005-present), certain Balanced Funds (2005-present), certain Asset Allocation Funds (2005-present), and Senior Vice President and Bond Group Leader of the Fidelity Investments Fixed-Income Division (2005-present). Previously, Mr. Silvia served as Director of Fidelity's Taxable Bond portfolio managers (2002-2004) and a portfolio manager in the Bond Group (1997-2004).

Andrew Dudley (41)

Year of Election or Appointment: 2002

Vice President of the fund. Mr. Dudley also serves as Vice President of other funds advised by FMR. Prior to assuming his current responsibilities, Mr. Dudley worked as a portfolio manager.

Eric D. Roiter (57)

Year of Election or Appointment: 2002

Secretary of the fund. He also serves as Secretary of other Fidelity funds; Vice President, General Counsel, and Secretary of FMR Co., Inc. (2001-present) and FMR; Assistant Secretary of Fidelity Management & Research (U.K.) Inc. (2001-present), Fidelity Research & Analysis Company (2001-present), and Fidelity Investments Money Management, Inc. (2001-present). Mr. Roiter is an Adjunct Member, Faculty of Law, at Boston College Law School (2003-present). Previously, Mr. Roiter served as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (1998-2005).

Stuart Fross (46)

Year of Election or Appointment: 2003

Assistant Secretary of the fund. Mr. Fross also serves as Assistant Secretary of other Fidelity funds (2003-present), Vice President and Secretary of FDC (2005-present), and is an employee of FMR.

Christine Reynolds (47)

Year of Election or Appointment: 2004

President and Treasurer of the fund. Ms. Reynolds also serves as President and Treasurer of other Fidelity funds (2004-present) and is a Vice President (2003-present) and an employee (2002-present) of FMR. Before joining Fidelity Investments, Ms. Reynolds worked at PricewaterhouseCoopers LLP (PwC) (1980-2002), where she was most recently an audit partner with PwC's investment management practice.

R. Stephen Ganis (40)

Year of Election or Appointment: 2006

Anti-Money Laundering (AML) officer of the fund. Mr. Ganis also serves as AML officer of other Fidelity funds (2006-present) and FMR Corp. (2003-present). Before joining Fidelity Investments, Mr. Ganis practiced law at Goodwin Procter, LLP (2000-2002).

Joseph B. Hollis (58)

Year of Election or Appointment: 2006

Chief Financial Officer of the fund. Mr. Hollis also serves as Chief Financial Officer of other Fidelity funds. Mr. Hollis is President of Fidelity Pricing and Cash Management Services (FPCMS) (2005-present). Mr. Hollis also serves as President and Director of Fidelity Service Company, Inc. (2006-present). Previously, Mr. Hollis served as Senior Vice President of Cash Management Services (1999-2002) and Investment Management Operations (2002-2005).

Kenneth A. Rathgeber (59)

Year of Election or Appointment: 2004

Chief Compliance Officer of the fund. Mr. Rathgeber also serves as Chief Compliance Officer of other Fidelity funds (2004-present) and Executive Vice President of Risk Oversight for Fidelity Investments (2002-present). He is Chief Compliance Officer of FMR (2005-present), FMR Co., Inc. (2005-present), Fidelity Management & Research (U.K.) Inc. (2005-present), Fidelity Research & Analysis Company (2005- present), Fidelity Investments Money Management, Inc. (2005-present), and Strategic Advisers, Inc. (2005-present). Previously, Mr. Rathgeber served as Executive Vice President and Chief Operating Officer for Fidelity Investments Institutional Services Company, Inc. (1998-2002).

Bryan A. Mehrmann (45)

Year of Election or Appointment: 2005

Deputy Treasurer of the fund. Mr. Mehrmann also serves as Deputy Treasurer of other Fidelity funds (2005-present) and is an employee of FMR. Previously, Mr. Mehrmann served as Vice President of Fidelity Investments Institutional Services Group (FIIS)/Fidelity Investments Institutional Operations Corporation, Inc. (FIIOC) Client Services (1998-2004).

Kimberley H. Monasterio (42)

Year of Election or Appointment: 2004

Deputy Treasurer of the fund. Ms. Monasterio also serves as Deputy Treasurer of other Fidelity funds (2004) and is an employee of FMR (2004). Before joining Fidelity Investments, Ms. Monasterio served as Treasurer (2000-2004) and Chief Financial Officer (2002-2004) of the Franklin Templeton Funds and Senior Vice President of Franklin Templeton Services, LLC (2000-2004).

Kenneth B. Robins (36)

Year of Election or Appointment: 2005

Deputy Treasurer of the fund. Mr. Robins also serves as Deputy Treasurer of other Fidelity funds (2005-present) and is an employee of FMR (2004-present). Before joining Fidelity Investments, Mr. Robins worked at KPMG LLP, where he was a partner in KPMG's department of professional practice (2002-2004) and a Senior Manager (1999-2000). In addition, Mr. Robins served as Assistant Chief Accountant, United States Securities and Exchange Commission (2000-2002).

Robert G. Byrnes (39)

Year of Election or Appointment: 2005

Assistant Treasurer of the fund. Mr. Byrnes also serves as Assistant Treasurer of other Fidelity funds (2005-present) and is an employee of FMR (2005-present). Previously, Mr. Byrnes served as Vice President of FPCMS (2003-2005). Before joining Fidelity Investments, Mr. Byrnes worked at Deutsche Asset Management where he served as Vice President of the Investment Operations Group (2000-2003).

John H. Costello (59)
Year of Election or Appointment: 2002 Assistant Treasurer of the fund. Mr. Costello also serves as Assistant Treasurer of other Fidelity funds and is an employee of FMR.
Peter L. Lydecker (52)
Year of Election or Appointment: 2004 Assistant Treasurer of the fund. Mr. Lydecker also serves as Assistant Treasurer of other Fidelity funds (2004) and is an employee of FMR.
Mark Osterheld (51)
Year of Election or Appointment: 2002 Assistant Treasurer of the fund. Mr. Osterheld also serves as Assistant Treasurer of other Fidelity funds (2002) and is an employee of FMR.
Gary W. Ryan (47)

Year of Election or Appointment: 2005

Assistant Treasurer of the fund. Mr. Ryan also serves as Assistant Treasurer of other Fidelity funds (2005-present) and is an employee of FMR (2005-present). Previously, Mr. Ryan served as Vice President of Fund Reporting in FPCMS (1999-2005).

Salvatore Schiavone (40)

Year of Election or Appointment: 2005

Assistant Treasurer of the fund. Mr. Schiavone also serves as Assistant Treasurer of other Fidelity funds (2005-present) and is an employee of FMR (2005-present). Before joining Fidelity Investments, Mr. Schiavone worked at Deutsche Asset Management, where he most recently served as Assistant Treasurer (2003-2005) of the Scudder Funds and Vice President and Head of Fund Reporting (1996-2003).

Annual Report

Distributions

The fund designates $21,139,410 of distributions paid during the period January 1, 2006 to July 31, 2006 as qualifying to be taxed as interest-related dividends for nonresident alien shareholders.

The fund will notify shareholders in January 2007 of amounts for use in preparing 2006 income tax returns.

Annual Report

Proxy Voting Results

A special meeting of the fund's shareholders was held on January 18, 2006. The results of votes taken among shareholders on the proposal before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1
To elect a Board of Trustees. A
	# of Votes	% of Votes
Dennis J. Dirks
Affirmative	8,252,035,677.61	97.347
Withheld	224,894,685.16	2.653
TOTAL	8,476,930,362.77	100.000
Albert R. Gamper, Jr.
Affirmative	8,252,680,829.70	97.355
Withheld	224,249,533.07	2.645
TOTAL	8,476,930,362.77	100.000
Robert M. Gates
Affirmative	8,239,007,314.92	97.193
Withheld	237,923,047.85	2.807
TOTAL	8,476,930,362.77	100.000
George H. Heilmeier
Affirmative	8,242,547,667.10	97.235
Withheld	234,382,695.67	2.765
TOTAL	8,476,930,362.77	100.000
Abigail P. Johnson
Affirmative	8,207,133,817.28	96.817
Withheld	269,796,545.49	3.183
TOTAL	8,476,930,362.77	100.000
Edward C. Johnson 3d
Affirmative	8,205,030,635.55	96.792
Withheld	271,899,727.22	3.208
TOTAL	8,476,930,362.77	100.000
Stephen P. Jonas
Affirmative	8,239,700,661.39	97.201
Withheld	237,229,701.38	2.799
TOTAL	8,476,930,362.77	100.000
	# of Votes	% of Votes
Marie L. Knowles
Affirmative	8,246,135,458.96	97.277
Withheld	230,794,903.81	2.723
TOTAL	8,476,930,362.77	100.000
Ned C. Lautenbach
Affirmative	8,247,874,320.21	97.298
Withheld	229,056,042.56	2.702
TOTAL	8,476,930,362.77	100.000
William O. McCoy
Affirmative	8,229,632,189.68	97.083
Withheld	247,298,173.09	2.917
TOTAL	8,476,930,362.77	100.000
Robert L. Reynolds
Affirmative	8,241,271,395.49	97.220
Withheld	235,658,967.28	2.780
TOTAL	8,476,930,362.77	100.000
Cornelia M. Small
Affirmative	8,249,991,018.59	97.323
Withheld	226,939,344.18	2.677
TOTAL	8,476,930,362.77	100.000
William S. Stavropoulos
Affirmative	8,236,371,332.54	97.162
Withheld	240,559,030.23	2.838
TOTAL	8,476,930,362.77	100.000
Kenneth L. Wolfe
Affirmative	8,244,328,417.87	97.256
Withheld	232,601,944.90	2.744
TOTAL	8,476,930,362.77	100.000
A Denotes trust-wide proposal and voting results.

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Ultra-Short Bond Fund

Each year, typically in June, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information throughout the year.

The Board meets regularly each month except August and takes into account throughout the year matters bearing on Advisory Contracts. The Board, acting directly and through its separate committees, considers at each of its meetings factors that are relevant to the annual renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. At the time of the renewal, the Board had 12 standing committees, each composed of Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. Each committee has adopted a written charter outlining the structure and purposes of the committee. One such committee, the Fixed-Income Contract Committee, meets periodically as needed throughout the year to consider matters specifically related to the annual renewal of Advisory Contracts. The committee requests and receives information on, and makes recommendations to the Independent Trustees concerning, the approval and annual review of the Advisory Contracts.

At its June 2006 meeting, the Board of Trustees, including the Independent Trustees, unanimously determined to renew the Advisory Contracts for the fund. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the management fee and total expenses of the fund; (iii) the total costs of the services to be provided by and the profits to be realized by the investment adviser and its affiliates from the relationship with the fund; (iv) the extent to which economies of scale would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

In determining whether to renew the Advisory Contracts for the fund, the Board ultimately reached a determination, with the assistance of fund counsel and Independent Trustees' counsel, that the renewal of the Advisory Contracts and the compensation to be received by Fidelity under the management contract is consistent with Fidelity's fiduciary duty under applicable law. In addition to evaluating the specific factors noted above, the Board, in reaching its determination, is aware that shareholders in the fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by competitors to Fidelity, and that the fund's shareholders, with the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, managed by Fidelity.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Nature, Extent, and Quality of Services Provided. The Board considered staffing within the investment adviser, FMR, and the sub-advisers (together, the Investment Advisers), including the background of the fund's portfolio manager and the fund's investment objective and discipline. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the size, education, and experience of the Investment Advisers' investment staff, their use of technology, and the Investment Advisers' approach to recruiting, training, and retaining portfolio managers and other research, advisory, and management personnel. The Board considered Fidelity's extensive global research capabilities that enable the Investment Advisers to aggregate data from various sources in an effort to produce positive investment results. The Board noted that Fidelity's analysts have access to a variety of technological tools that enable them to perform both fundamental and quantitative analysis and to specialize in various disciplines. The Board also considered that Fidelity's portfolio managers and analysts have access to daily portfolio attribution that allows for monitoring of a fund's portfolio, as well as an electronic communication system that provides immediate real-time access to research concerning issuers and credit enhancers. In addition, the Board considered the trading resources that are an integrated part of the fixed-income portfolio management investment process.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of administrative, distribution, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the Investment Advisers' supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures.

The Board noted that the growth of fund assets across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through phone representatives and over the Internet, and investor education materials and asset allocation tools.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing for a large variety of mutual fund investor services. For example, fund shareholders are offered the privilege of exchanging shares of the fund for shares of other Fidelity funds, as set forth in the fund's prospectus, without paying an additional sales charge. The Board noted that, since the last Advisory Contract renewals in June 2005, Fidelity has taken a number of actions that benefited particular funds, including (i) dedicating additional resources to investment research and to restructure the investment research teams; (ii) voluntarily entering into contractual arrangements with certain brokers pursuant to which Fidelity pays for research products and services separately out of its own resources, rather than bundling with fund commissions; (iii) launching the Fidelity Advantage Class of its five Spartan stock index funds and three Spartan bond index funds, which is a lower-fee class available to shareholders with higher account balances; (iv) contractually agreeing to impose expense limitations on Fidelity U.S. Bond Index Fund and reducing the fund's initial investment minimum; and (v) offering shareholders of each of the Fidelity Institutional Money Market Funds the privilege of exchanging shares of the fund for shares of other Fidelity funds.

Annual Report

Investment Performance. The Board considered whether the fund has operated within its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed the fund's absolute investment performance for each class, as well as the fund's relative investment performance for each class measured against (i) a broad-based securities market index, and (ii) a peer group of mutual funds deemed appropriate by the Board over multiple periods. Because the fund had been in existence less than five calendar years, the following charts considered by the Board show, over the one- and three-year periods ended December 31, 2005, as applicable, the cumulative total returns of Class T and Fidelity Ultra-Short Bond (retail class), the cumulative total returns of a broad-based securities market index ("benchmark"), and a range of cumulative total returns of a peer group of mutual funds identified by Lipper Inc. as having an investment objective similar to that of the fund. The returns of Class T and Fidelity Ultra-Short Bond (retail class) represent the performance of classes with the highest and lowest 12b-1 fees, respectively (not necessarily with the highest and lowest total expenses). The box within each chart shows the 25th percentile return (bottom of box) and the 75th percentile return (top of box) of the Lipper peer group. Returns shown above the box are in the first quartile and returns shown below the box are in the fourth quartile. The percentage beaten numbers noted below each chart correspond to the percentile box and represent the percentage of funds in the Lipper peer group whose performance was equal to or lower than that of the class indicated.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Fidelity Ultra-Short Bond Fund

The Board reviewed the fund's relative investment performance against its Lipper peer group and stated that the performance of Fidelity Ultra-Short Bond (retail class) was in the first quartile for all the periods shown. The Board also stated that the relative investment performance of the fund was lower than its benchmark for the one-year period, although the three-year cumulative total return of Fidelity Ultra-Short Bond (retail class) compared favorably to its benchmark. The Board considered that the variations in performance among the fund's classes reflect the variations in class expenses, which result in lower performance for higher expense classes.

Based on its review, and giving particular weight to the nature and quality of the resources dedicated by the Investment Advisers to maintain and improve relative performance, the Board concluded that the nature, extent, and quality of the services provided to the fund will benefit the fund's shareholders, particularly in light of the Board's view that the fund's shareholders benefit from investing in a fund that is part of a large family of funds offering a variety of investment disciplines and services.

Competitiveness of Management Fee and Total Fund Expenses. The Board considered the fund's management fee and total expenses compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

Annual Report

The Board considered two proprietary management fee comparisons for the 12-month (or shorter) periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group" and, for the reasons explained above, is broader than the Lipper peer group used by the Board for performance comparisons. The Total Mapped Group comparison focuses on a fund's standing relative to the total universe of comparable funds available to investors, in terms of gross management fees before expense reimbursements or caps. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a TMG % of 14% means that 86% of the funds in the Total Mapped Group had higher management fees than the fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to non-Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee ranked, is also included in the chart and considered by the Board.

Fidelity Ultra-Short Bond Fund

The Board noted that the fund's management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2005.

Furthermore, the Board considered that it had approved an amendment (effective June 1, 2005) to the fund's management contract that lowered the fund's individual fund fee rate from 30 basis points to 20 basis points. The Board considered that the chart reflects the fund's lower management fee for 2005, as if the lower rate were in effect for the entire year.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Based on its review, the Board concluded that the fund's management fee was fair and reasonable in light of the services that the fund receives and the other factors considered.

In its review of each class's total expenses, the Board considered the fund's management fee as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses. As part of its review, the Board also considered current and historical total expenses of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board also considered that it had approved changes (effective June 1, 2005) in the contractual arrangements for the fund that (i) have the effect of setting the total "fund-level" expenses (including, among certain other expenses, the management fee) for each class at 35 basis points, (ii) lower and limit the "class-level" transfer agent fee for Fidelity Ultra-Short Bond (retail class) to 10 basis points, and (iii) limit the total expenses for Fidelity Ultra-Short Bond (retail class) to 45 basis points. These contractual arrangements may not be increased without Board approval. The fund's Advisor classes continue to be subject to different class-level expenses (transfer agent fees and 12b-1 fees).

The Board noted that the total expenses of each class ranked below its competitive median for 2005. The Board considered that each class's total expenses reflect the contractual arrangements for 2005, as if the contractual arrangements were in effect for the entire year.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower fee rates as total fund assets under FMR's management increase, and for higher fee rates as total fund assets under FMR's management decrease. The Board noted that because the contractual arrangements that went into effect June 1, 2005 set the total fund-level expenses for each class at 35 basis points, increases or decreases in the management fee due to changes in the group fee rate will not impact total expenses. The Board realized, however, that the 35 basis point fee rate was below the lowest management fee rate available under the contractual arrangements that existed prior to June 1, 2005.

In its review of total expenses, the Board also considered Fidelity fee structures and other information on clients that FMR and its affiliates service in other competitive markets, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients.

Annual Report

Based on its review, the Board concluded that the total expenses of each class of the fund were reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and its shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, FMR presents to the Board Fidelity's profitability for the fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the audited books and records of Fidelity. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of the results of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board believes that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board has also reviewed Fidelity's non-fund businesses and any fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and determined that the amount of profit is a fair entrepreneurial profit for the management of the fund.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions, including (Advisor classes only) reductions that occur through operation of the transfer agent agreement. The transfer agent fee varies in part based on the number of accounts in the fund. If the number of accounts decreases or the average account size increases, the overall transfer agent fee rate decreases. The Board also noted that the reduction in the fund's individual fund fee rate by 10 basis points delivers significant economies to fund shareholders. The Board concluded that any potential economies of scale are being shared between fund shareholders and Fidelity in an appropriate manner.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Advisory Contracts, the Board requested additional information on several topics, including (i) Fidelity's fund profitability methodology and profitability trends within certain funds; (ii) funds and accounts managed by Fidelity other than the Fidelity funds, including fee arrangements; (iii) the total expenses of certain funds and classes relative to competitors; (iv) fund performance trends; and (v) Fidelity's fee structures.

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Annual Report

Annual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

Fidelity Investments
Money Management, Inc.

Fidelity International Investment Advisors

Fidelity International Investment Advisors
(U.K.) Limited

Fidelity Research & Analysis Company
(formerly Fidelity Management &
Research (Far East) Inc.)

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agent

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Citibank, N.A.

New York, NY

AUSB-UANN-0906
1.804587.102

(Fidelity Investment logo)(registered trademark)

(Fidelity Investment logo)(registered trademark)

Fidelity Advisor

Ultra-Short Bond

Fund - Institutional Class

Annual Report

July 31, 2006

Institutional Class
is a class of
Fidelity® Ultra-Short Bond Fund

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Performance	<Click Here>	How the fund has done over time.
Management's Discussion	<Click Here>	The manager's review of fund performance, strategy and outlook.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	<Click Here>
Trustees and Officers	<Click Here>
Distributions	<Click Here>
Proxy Voting Results	<Click Here>
Board Approval of Investment Advisory Contracts and Management Fees	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

Annual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's website at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent quarterly holdings report, semiannual report, or annual report on Fidelity's web site at http://www.advisor.fidelity.com.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Although many securities markets made gains in early 2006, inflation concerns led to mixed results through the year's mid-point. Financial markets are always unpredictable. There are, however, a number of time-tested principles that can put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There are tax advantages and cost benefits to consider as well. The more you sell, the more taxes you pay, and the more you trade, the higher the costs. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third investment principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces unconstructive "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or over the phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Annual Report

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended July 31, 2006	Past 1 year	Life of fund A
Institutional Class B	4.19%	2.49%

A From August 29, 2002

B Institutional Class shares are sold to eligible investors without a sales load or 12b-1 fee. The initial offering of Institutional Class shares took place on June 16, 2004. Returns prior to June 16, 2004 are those of Fidelity Ultra-Short Bond, the original retail class of the fund.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity® Ultra-Short Bond Fund - Institutional Class on August 29, 2002, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the Lehman Brothers® 6 Month Swap Index performed over the same period.

Annual Report

Management's Discussion of Fund Performance

Comments from Andrew Dudley, Portfolio Manager of Fidelity Advisor Ultra-Short Bond Fund

The domestic investment-grade bond market struggled during the 12-month period ending July 31, 2006, finishing with a 1.46% return as measured by the Lehman Brothers® Aggregate Bond Index. The negative momentum was typically a result of rising levels of core inflation, Federal Reserve Board interest rate hikes aimed to keep inflation at bay, and a yield curve that was sometimes inverted, meaning short-term yields exceeded long-term yields - a phenomenon that's often a precursor of a recession. In all, the Fed bumped up rates eight times during the period, hoisting the federal funds target rate to 5.25%, its highest level in five years. On the plus side, bonds scored well in the final quarter of the period, advancing 1.46%, which was identical to the debt market's return for the entire one-year period. Investors turned to high-quality debt in the last three months for a number of reasons: Equity performance stumbled; gross domestic product growth in the second quarter of 2006 gave strong evidence of a slowing economy; and the Fed supported that notion by announcing there was a good possibility of a pause in its rate hike campaign.

During the past year, the fund's Institutional Class shares gained 4.19%, while the Lehman Brothers 6 Month Swap Index returned 4.22%. Boosting the fund's performance relative to the index was yield-curve positioning, with a large position in the Fidelity® Ultra-Short Central Fund - a diversified internal pool of short-term assets designed to outperform cash-like instruments with similar risk characteristics - and an overweighting in bonds with maturities in the one-to-two year range. Also to the fund's benefit was advantageous sector positioning, led by a heavy emphasis on non-government bonds, including structured products such as asset-backed securities, collateralized mortgage obligations and commercial mortgage-backed securities. These structured securities, which I held directly and also indirectly through our investment in the Fidelity Ultra-Short Central Fund, significantly outpaced the index. Modestly detracting from returns were out-of-index exposures to corporate and mortgage pass-through securities, both of which slightly lagged the index during the period.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (February 1, 2006 to July 31, 2006).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the fund, as a shareholder in the underlying affiliated central fund, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying affiliated central fund. These fees and expenses are not included in the fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the fund, as a shareholder in the underlying affiliated central fund, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying affiliated central fund. These fees and expenses are not included in the fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Annual Report

Shareholder Expense Example - continued

	Beginning Account Value February 1, 2006	Ending Account Value July 31, 2006	Expenses Paid During Period* February 1, 2006 to July 31, 2006
Class A
Actual	$ 1,000.00	$ 1,022.30	$ 3.51
HypotheticalA	$ 1,000.00	$ 1,021.32	$ 3.51
Class T
Actual	$ 1,000.00	$ 1,022.50	$ 3.46
HypotheticalA	$ 1,000.00	$ 1,021.37	$ 3.46
Ultra-Short Bond
Actual	$ 1,000.00	$ 1,023.70	$ 2.26
HypotheticalA	$ 1,000.00	$ 1,022.56	$ 2.26
Institutional Class
Actual	$ 1,000.00	$ 1,023.50	$ 2.41
HypotheticalA	$ 1,000.00	$ 1,022.41	$ 2.41

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The fees and expenses of the underlying affiliated central fund in which the fund invests are not included in the fund's annualized expense ratio.

Annualized Expense Ratio
Class A	.70%
Class T	.69%
Ultra-Short Bond	.45%
Institutional Class	.48%

Annual Report

Investment Changes

Quality Diversification (% of fund's net assets)
As of July 31, 2006	As of January 31, 2006
U.S. Government and U.S. Government Agency Obligations 14.2%	U.S. Government and U.S. Government Agency Obligations 16.0%
AAA 25.9%	AAA 26.8%
AA 11.5%	AA 11.0%
A 13.0%	A 11.2%
BBB 16.9%	BBB 14.5%
BB and Below 0.6%	BB and Below 0.5%
Not Rated 4.8%	Not Rated 1.4%
Short-Term Investments and Net Other Assets 13.1%	Short-Term Investments and Net Other Assets 18.6%

We have used ratings from Moody's Investors Services, Inc. Where Moody's ratings are not available, we have used S&P ratings. Securities rated BB or below were rated investment grade at the time of acquisition.

Average Years to Maturity as of July 31, 2006
6 months ago
Years	1.9	1.7
Average years to maturity is based on the average time remaining until principal payments are expected from each of the fund's bonds, weighted by dollar amount.
Duration as of July 31, 2006
6 months ago
Years	0.5	0.4

Duration shows how much a bond fund's price fluctuates with changes in comparable interest rates. If rates rise 1%, for example, a fund with a five-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example.

Asset Allocation (% of fund's net assets)
As of July 31, 2006*		As of January 31, 2006**
	Corporate Bonds 10.6%		Corporate Bonds 8.7%
	U.S. Government and U.S. Government Agency Obligations 14.2%		U.S. Government and U.S. Government Agency Obligations 16.0%
	Asset-Backed Securities 39.0%		Asset-Backed Securities 33.9%
	CMOs and Other Mortgage Related Securities 23.1%		CMOs and Other Mortgage Related Securities 22.8%
	Short-Term Investments and Net Other Assets 13.1%		Short-Term Investments and Net Other Assets 18.6%
* Foreign investments	14.9%	** Foreign investments	11.0%
* Futures and Swaps	18.0%	** Futures and Swaps	18.3%

The information in the above tables is based on the combined investments of the fund and its pro-rata share of the investments of Fidelity's fixed-income central fund.
For an unaudited list of holdings for each fixed-income central fund, visit fidelity.com and/or advisor.fidelity.com, as applicable.

Annual Report

Investments July 31, 2006

Showing Percentage of Net Assets

Nonconvertible Bonds - 8.6%
	Principal Amount	Value (Note 1)
CONSUMER DISCRETIONARY - 1.7%
Auto Components - 0.5%
DaimlerChrysler NA Holding Corp.:
5.74% 3/13/09 (d)	$ 1,800,000	$ 1,801,874
5.78% 9/10/07 (d)	1,230,000	1,233,707
Johnson Controls, Inc. 5.5988% 1/17/08 (d)	1,515,000	1,517,862
		4,553,443
Media - 1.2%
British Sky Broadcasting Group PLC (BSkyB) yankee 7.3% 10/15/06	900,000	902,359
Cox Communications, Inc.:
(Reg. S) 5.8694% 12/14/07 (d)	2,330,000	2,341,387
7.75% 8/15/06	360,000	360,184
Liberty Media Corp. 6.8294% 9/17/06 (d)	3,033,000	3,036,852
Univision Communications, Inc. 2.875% 10/15/06	1,210,000	1,201,709
Viacom, Inc. 5.6906% 6/16/09 (a)(d)	2,000,000	1,999,848
		9,842,339
TOTAL CONSUMER DISCRETIONARY		14,395,782
ENERGY - 0.3%
Oil, Gas & Consumable Fuels - 0.3%
Enterprise Products Operating LP 4% 10/15/07	2,670,000	2,613,340
FINANCIALS - 3.3%
Capital Markets - 0.1%
Lehman Brothers Holdings E-Capital Trust I 5.9538% 8/19/65 (d)	720,000	720,373
Commercial Banks - 0.4%
Santander Issuances SA Unipersonal 5.7006% 6/20/16 (a)(d)	1,500,000	1,500,051
Wells Fargo & Co. 5.34% 3/10/08 (d)	2,300,000	2,301,267
		3,801,318
Consumer Finance - 0.7%
MBNA Capital I 8.278% 12/1/26	810,000	848,375
MBNA Europe Funding PLC 5.3363% 9/7/07 (a)(d)	2,720,000	2,721,474
SLM Corp. 5.6647% 7/26/10 (d)	2,770,000	2,768,147
		6,337,996
Nonconvertible Bonds - continued
	Principal Amount	Value (Note 1)
FINANCIALS - continued
Diversified Financial Services - 0.5%
Aspetuck Trust 5.7869% 10/16/06 (d)(g)	$ 2,195,000	$ 2,196,449
CC Funding Trust I 6.9% 2/16/07	1,695,000	1,705,309
		3,901,758
Insurance - 0.1%
Oil Insurance Ltd. 5.545% 10/6/06 (a)(d)	830,000	829,799
Real Estate Investment Trusts - 0.5%
iStar Financial, Inc. 5.9638% 3/16/09 (d)	2,505,000	2,521,293
Reckson Operating Partnership LP 6% 6/15/07	1,440,000	1,435,572
		3,956,865
Thrifts & Mortgage Finance - 1.0%
Countrywide Financial Corp. 5.67% 4/11/07 (d)	1,575,000	1,576,386
Residential Capital Corp. 6.875% 6/29/07 (d)	1,995,000	2,005,061
Washington Mutual Bank:
5.2388% 5/1/09 (d)	3,000,000	3,001,119
5.31% 8/25/08 (d)	2,220,000	2,222,513
		8,805,079
TOTAL FINANCIALS		28,353,188
INFORMATION TECHNOLOGY - 0.2%
Communications Equipment - 0.2%
Motorola, Inc. 4.608% 11/16/07	1,700,000	1,681,341
TELECOMMUNICATION SERVICES - 1.9%
Diversified Telecommunication Services - 1.8%
AT&T, Inc. 5.2625% 5/15/08 (d)	3,000,000	3,001,032
Deutsche Telekom International Finance BV 5.6288% 3/23/09 (d)	1,725,000	1,726,113
Sprint Capital Corp. 4.78% 8/17/06	1,000,000	999,704
Telecom Italia Capital SA 6.1081% 7/18/11 (d)	3,000,000	3,001,473
Telefonica Emisiones SAU 5.61% 6/19/09 (d)	3,500,000	3,502,734
Telefonos de Mexico SA de CV 4.5% 11/19/08	1,605,000	1,559,076
TELUS Corp. yankee 7.5% 6/1/07	2,000,000	2,030,302
		15,820,434
Wireless Telecommunication Services - 0.1%
Verizon Wireless Capital LLC 5.375% 12/15/06	700,000	699,847
TOTAL TELECOMMUNICATION SERVICES		16,520,281
Nonconvertible Bonds - continued
	Principal Amount	Value (Note 1)
UTILITIES - 1.2%
Electric Utilities - 0.3%
Pepco Holdings, Inc. 5.5% 8/15/07	$ 2,710,000	$ 2,706,794
Independent Power Producers & Energy Traders - 0.3%
Constellation Energy Group, Inc. 6.35% 4/1/07	910,000	913,714
Duke Capital LLC 4.331% 11/16/06	1,590,000	1,583,018
		2,496,732
Multi-Utilities - 0.6%
Dominion Resources, Inc. 5.79% 9/28/07 (d)	2,300,000	2,301,663
NiSource, Inc. 3.628% 11/1/06	1,055,000	1,049,284
Sempra Energy 4.75% 5/15/09	2,000,000	1,956,382
		5,307,329
TOTAL UTILITIES		10,510,855
TOTAL NONCONVERTIBLE BONDS (Cost $74,244,078)		74,074,787
U.S. Government and Government Agency Obligations - 6.1%

U.S. Government Agency Obligations - 6.0%
Fannie Mae 0% 4/27/07	46,000,000	44,228,254
Freddie Mac 0% 9/29/06	7,300,000	7,237,432
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		51,465,686
U.S. Treasury Obligations - 0.1%
U.S. Treasury Bills, yield at date of purchase 5.03% 10/19/06 (c)	750,000	741,870
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $52,261,448)		52,207,556
U.S. Government Agency - Mortgage Securities - 1.1%

Fannie Mae - 1.1%
4.3% 10/1/34 (d)	55,298	54,784
4.307% 3/1/33 (d)	138,726	137,167
4.307% 10/1/33 (d)	49,655	48,901
4.323% 6/1/33 (d)	61,166	60,476
4.513% 10/1/35 (d)	90,948	89,781
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount	Value (Note 1)
Fannie Mae - continued
4.553% 1/1/35 (d)	$ 223,468	$ 221,694
4.555% 9/1/34 (d)	416,778	416,253
4.593% 8/1/34 (d)	138,275	137,752
4.643% 1/1/33 (d)	76,143	75,604
4.658% 3/1/35 (d)	53,780	53,374
4.684% 9/1/34 (d)	47,118	47,402
4.708% 10/1/32 (d)	24,827	24,737
4.73% 2/1/33 (d)	20,633	20,511
4.732% 10/1/32 (d)	31,928	32,271
4.746% 1/1/35 (d)	13,324	13,240
4.811% 8/1/34 (d)	118,558	118,217
4.815% 5/1/33 (d)	10,553	10,502
4.988% 11/1/32 (d)	86,703	86,872
4.989% 12/1/32 (d)	11,219	11,217
5.016% 2/1/35 (d)	46,737	46,556
5.023% 7/1/34 (d)	62,560	62,083
5.063% 11/1/34 (d)	25,481	25,593
5.184% 8/1/33 (d)	162,136	161,670
5.294% 7/1/35 (d)	67,769	67,718
5.5% 11/1/16 to 2/1/19	4,010,734	3,976,024
6.5% 7/1/16 to 3/1/35	2,261,507	2,296,635
7% 8/1/17 to 5/1/32	1,215,544	1,243,832
TOTAL FANNIE MAE		9,540,866
Freddie Mac - 0.0%
4.783% 10/1/32 (d)	24,552	24,611
4.86% 3/1/33 (d)	62,962	62,507
5.639% 4/1/32 (d)	30,337	30,737
TOTAL FREDDIE MAC		117,855
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $9,903,646)		9,658,721
Asset-Backed Securities - 29.3%

Accredited Mortgage Loan Trust:
Series 2004-2 Class A2, 5.685% 7/25/34 (d)	386,570	387,853
Series 2004-3 Class 2A4, 5.735% 10/25/34 (d)	520,512	521,192
Series 2004-4 Class A2D, 5.735% 1/25/35 (d)	237,655	238,456
Series 2005-1 Class M1, 5.855% 4/25/35 (d)	1,545,000	1,552,561
Asset-Backed Securities - continued
	Principal Amount	Value (Note 1)
ACE Securities Corp.:
Series 2002-HE2 Class M1, 6.66% 8/25/32 (d)	$ 151,473	$ 151,586
Series 2003-HE1:
Class M1, 6.035% 11/25/33 (d)	113,099	113,568
Class M2, 7.085% 11/25/33 (d)	75,000	75,845
Series 2003-HS1:
Class M1, 6.135% 6/25/33 (d)	50,000	50,301
Class M2, 7.135% 6/25/33 (d)	50,000	50,560
Series 2003-NC1 Class M1, 6.165% 7/25/33 (d)	100,000	100,370
Series 2004-HE1:
Class M1, 5.885% 2/25/34 (d)	150,000	150,345
Class M2, 6.485% 2/25/34 (d)	175,000	176,377
Series 2005-HE2:
Class M2, 5.835% 4/25/35 (d)	250,000	251,096
Class M3, 5.865% 4/25/35 (d)	145,000	145,974
Class M4, 6.025% 4/25/35 (d)	185,000	186,221
Series 2005-HE3:
Class A2A, 5.485% 5/25/35 (d)	232,106	232,124
Class A2B, 5.595% 5/25/35 (d)	630,000	630,503
Series 2005-SD1 Class A1, 5.785% 11/25/50 (d)	173,919	174,169
Series 2006-HE2:
Class A2C, 5.545% 5/25/36 (d)	995,000	995,930
Class M1, 5.685% 5/25/36 (d)	915,000	916,529
Class M2, 5.705% 5/25/36 (d)	305,000	305,238
Class M3, 5.725% 5/25/36 (d)	240,000	240,277
Class M4, 5.785% 5/25/36 (d)	200,000	200,305
Class M5, 5.825% 5/25/36 (d)	295,000	295,557
Aesop Funding II LLC Series 2005-1A Class A2, 5.4381% 4/20/09 (a)(d)	1,200,000	1,200,161
American Express Credit Account Master Trust:
Series 2004-1 Class B, 5.6188% 9/15/11 (d)	410,000	411,573
Series 2004-5 Class B, 5.6188% 4/16/12 (d)	2,150,000	2,150,496
Series 2004-C Class C, 5.8688% 2/15/12 (a)(d)	591,770	593,267
Series 2005-1 Class A, 5.3988% 10/15/12 (d)	2,185,000	2,186,113
Series 2005-6 Class C, 5.6188% 3/15/11 (a)(d)	1,275,000	1,276,734
AmeriCredit Automobile Receivables Trust:
Series 2003-AM Class A4B, 5.8038% 11/6/09 (d)	329,492	329,886
Series 2003-BX Class A4B, 5.8038% 1/6/10 (d)	84,194	84,304
Series 2004-1 Class A3, 3.22% 7/6/08	72,682	72,582
Series 2005-1 Class C, 4.73% 7/6/10	2,500,000	2,463,979
Series 2006-RM Class A1, 5.37% 10/6/09	2,000,000	1,998,267
Ameriquest Mortgage Securities, Inc.:
Series 2003-1 Class M1, 6.285% 2/25/33 (d)	474,619	475,824
Asset-Backed Securities - continued
	Principal Amount	Value (Note 1)
Ameriquest Mortgage Securities, Inc.: - continued
Series 2003-11 Class M1, 6.075% 1/25/34 (d)	$ 1,930,000	$ 1,947,423
Series 2003-3 Class M1, 6.185% 3/25/33 (d)	21,641	21,713
Series 2003-AR1 Class M1, 6.535% 1/25/33 (d)	370,506	371,746
Series 2004-R11 Class M1, 6.045% 11/25/34 (d)	560,000	564,212
Series 2004-R2:
Class M1, 5.815% 4/25/34 (d)	85,000	84,998
Class M2, 5.865% 4/25/34 (d)	75,000	74,999
Series 2004-R8 Class M9, 8.135% 9/25/34 (d)	1,525,000	1,536,893
Series 2004-R9:
Class A3, 5.705% 10/25/34 (d)	38,332	38,337
Class M2, 6.035% 10/25/34 (d)	720,000	725,567
Class M4, 6.555% 10/25/34 (d)	925,000	937,697
Series 2005-R1:
Class M1, 5.835% 3/25/35 (d)	770,000	771,978
Class M2, 5.865% 3/25/35 (d)	260,000	261,056
Series 2005-R2 Class M1, 5.835% 4/25/35 (d)	1,700,000	1,706,851
Amortizing Residential Collateral Trust:
Series 2002-BC1 Class M2, 6.485% 1/25/32 (d)	35,456	35,701
Series 2002-BC6 Class M1, 6.135% 8/25/32 (d)	100,000	100,454
ARG Funding Corp.:
Series 2005-1A Class A2, 5.4781% 4/20/09 (a)(d)	1,500,000	1,502,188
Series 2005-2A Class A2, 5.4881% 5/20/09 (a)(d)	800,000	799,989
Argent Securities, Inc.:
Series 2003-W3 Class M2, 7.185% 9/25/33 (d)	800,000	809,499
Series 2004-W5 Class M1, 5.985% 4/25/34 (d)	1,420,000	1,421,663
Series 2004-W7:
Class M1, 5.935% 5/25/34 (d)	305,000	307,122
Class M2, 5.985% 5/25/34 (d)	250,000	251,791
Series 2006-W1 Class M10, 7.885% 3/25/36 (d)	995,000	916,994
Series 2006-W4:
Class A2C, 5.545% 5/25/36 (d)	1,200,000	1,200,575
Class M2, 5.705% 5/25/36 (d)	1,265,000	1,264,466
Class M3, 5.725% 5/25/36 (d)	1,010,000	1,009,579
Arran Funding Ltd. Series 2005-A Class C, 5.1875% 12/15/10 (d)	3,235,000	3,234,030
Asset Backed Funding Certificates Series 2004-HE1 Class M2, 6.535% 1/25/34 (d)	230,000	233,902
Asset Backed Securities Corp. Home Equity Loan Trust:
Series 2003-HE2 Class M1, 6.2688% 4/15/33 (d)	1,165,025	1,166,976
Series 2003-HE6 Class M1, 6.035% 11/25/33 (d)	215,000	216,507
Series 2003-HE7 Class A3, 5.7288% 12/15/33 (d)	45,714	45,858
Series 2004-HE6 Class A2, 5.745% 6/25/34 (d)	825,475	827,448
Asset-Backed Securities - continued
	Principal Amount	Value (Note 1)
Asset Backed Securities Corp. Home Equity Loan Trust: - continued
Series 2005-HE1 Class M1, 5.885% 3/25/35 (d)	$ 540,000	$ 543,203
Series 2005-HE2:
Class M1, 5.835% 3/25/35 (d)	1,105,000	1,111,225
Class M2, 5.885% 3/25/35 (d)	275,000	277,143
Series 2005-HE3 Class A4, 5.585% 4/25/35 (d)	1,234,989	1,235,468
Bank One Issuance Trust:
Series 2002-B1 Class B1, 5.7488% 12/15/09 (d)	465,000	465,681
Series 2002-C1 Class C1, 6.3288% 12/15/09 (d)	675,000	678,457
Series 2003-C4 Class C4, 6.3988% 2/15/11 (d)	2,010,000	2,039,325
Series 2004-C1 Class C1, 5.8688% 11/15/11 (d)	25,000	25,172
Bayview Financial Acquisition Trust Series 2004-C Class A1, 5.82% 5/28/44 (d)	581,257	582,260
Bayview Financial Asset Trust Series 2003-F Class A, 5.9% 9/28/43 (d)	150,114	150,187
Bayview Financial Mortgage Loan Trust Series 2004-A Class A, 5.85% 2/28/44 (d)	270,073	270,606
Bayview Financial Securities Co. LLC Series 2006-A Class 2A1, 5.52% 2/28/41 (d)	1,758,247	1,758,686
Bear Stearns Asset Backed Securities I:
Series 2004-BO1:
Class M2, 6.135% 9/25/34 (d)	390,000	394,804
Class M3, 6.435% 9/25/34 (d)	265,000	268,223
Class M4, 6.585% 9/25/34 (d)	225,000	228,983
Class M5, 6.785% 9/25/34 (d)	210,000	213,924
Series 2004-HE9 Class M2, 6.585% 11/25/34 (d)	490,000	497,767
Series 2005-HE2:
Class M1, 5.885% 2/25/35 (d)	905,000	909,666
Class M2, 6.135% 2/25/35 (d)	330,000	332,901
Capital Auto Receivables Asset Trust:
Series 2003-1 Class B, 5.8388% 6/15/10 (a)(d)	51,292	51,332
Series 2005-1 Class B, 5.7438% 6/15/10 (d)	850,000	854,020
Capital One Auto Finance Trust:
Series 2003-A Class A4B, 5.6488% 1/15/10 (d)	307,508	307,815
Series 2004-B Class A4, 5.4788% 8/15/11 (d)	1,700,000	1,700,399
Series 2006-B Class A2, 5.53% 4/15/09	1,805,000	1,805,451
Capital One Master Trust:
Series 2001-1 Class B, 5.8788% 12/15/10 (d)	500,000	502,162
Series 2001-6 Class C, 6.7% 6/15/11 (a)	2,200,000	2,247,524
Series 2001-8A Class B, 5.9188% 8/17/09 (d)	405,000	405,278
Capital One Multi-Asset Execution Trust:
Series 2003-B6 Class B6, 5.8988% 9/15/11 (d)	1,125,000	1,133,824
Asset-Backed Securities - continued
	Principal Amount	Value (Note 1)
Capital One Multi-Asset Execution Trust: - continued
Series 2004-B1 Class B1, 5.8088% 11/15/11 (d)	$ 1,180,000	$ 1,186,016
Series 2004-C1 Class C1, 3.4% 11/16/09	2,480,000	2,453,886
Capital Trust Ltd. Series 2004-1:
Class A2, 5.8281% 7/20/39 (a)(d)	265,000	265,404
Class B, 6.1281% 7/20/39 (a)(d)	140,000	141,095
Class C, 6.4781% 7/20/39 (a)(d)	180,000	181,251
Carrington Mortgage Loan Trust Series 2006-FRE1:
Class M7, 6.335% 7/25/36 (d)	445,000	444,989
Class M9, 7.285% 7/25/36 (d)	285,000	284,992
Cayman ABSC NIMS Trust Series 2004-HE2 Class A1, 6.75% 4/25/34 (a)	20,691	20,639
CDC Mortgage Capital Trust:
Series 2003-HE3 Class M1, 6.085% 11/25/33 (d)	91,792	92,635
Series 2004-HE2 Class M2, 6.585% 7/26/34 (d)	175,000	176,159
Cendant Timeshare Receivables Funding LLC Series 2005 1A Class 2A2, 5.5581% 5/20/17 (a)(d)	824,603	823,465
Chase Credit Card Owner Trust:
Series 2001-6 Class B, 5.8488% 3/16/09 (d)	200,000	200,185
Series 2003-6 Class C, 6.1688% 2/15/11 (d)	2,210,000	2,237,447
Series 2004-1 Class B, 5.5688% 5/15/09 (d)	295,000	294,996
Chase Issuance Trust:
Series 2004-C3 Class C3, 5.8388% 6/15/12 (d)	1,645,000	1,654,241
Series 2006-C3 Class C3, 5.5988% 6/15/11 (d)	1,975,000	1,975,000
CIT Equipment Collateral Trust Series 2005-VT1 Class C, 4.18% 11/20/12	668,782	659,902
Citibank Credit Card Issuance Trust:
Series 2001-B2 Class B2, 5.77% 12/10/08 (d)	615,000	615,385
Series 2002-B1 Class B1, 5.79% 6/25/09 (d)	655,000	656,170
Series 2002-C1 Class C1, 6.15% 2/9/09 (d)	900,000	903,467
Series 2003-C1 Class C1, 6.5888% 4/7/10 (d)	1,685,000	1,710,608
College Loan Corp. Trust I Series 2006-1 Class A7B, 5.11% 4/25/46 (a)(d)	3,195,000	3,195,000
Countrywide Home Loans, Inc.:
Series 2002-6 Class AV1, 5.815% 5/25/33 (d)	37,045	37,094
Series 2003-BC1 Class M2, 7.385% 9/25/32 (d)	672,497	675,205
Series 2003-SD3 Class A1, 5.805% 12/25/32 (a)(d)	16,368	16,431
Series 2004-2 Class M1, 5.885% 5/25/34 (d)	375,000	376,454
Series 2004-3:
Class 3A4, 5.635% 8/25/34 (d)	2,820,359	2,823,923
Class M1, 5.885% 6/25/34 (d)	100,000	100,491
Series 2004-4 Class M2, 5.915% 6/25/34 (d)	315,000	316,646
Asset-Backed Securities - continued
	Principal Amount	Value (Note 1)
Countrywide Home Loans, Inc.: - continued
Series 2005-1:
Class 1AV2, 5.585% 7/25/35 (d)	$ 1,220,000	$ 1,220,514
Class MV1, 5.785% 7/25/35 (d)	435,000	436,453
Class MV2, 5.825% 7/25/35 (d)	525,000	527,176
Series 2005-AB1 Class A2, 5.595% 8/25/35 (d)	2,480,000	2,483,407
Series 2005-IM1 Class A1, 5.515% 11/25/35 (d)	386,492	386,501
CPS Auto Receivables Trust Series 2006-B Class A2, 5.71% 6/15/16 (a)	4,000,000	4,006,875
CS First Boston Mortgage Securities Corp.:
Series 2003-8 Class A2, 5.775% 4/25/34 (d)	31,426	31,509
Series 2004-FRE1:
Class B1, 7.185% 4/25/34 (d)	605,000	604,991
Class M3, 6.035% 4/25/34 (d)	41,121	41,120
Discover Card Master Trust I:
Series 2003-4 Class B1, 5.6988% 5/16/11 (d)	550,000	552,842
Series 2005-1 Class B, 5.5188% 9/16/10 (d)	1,580,000	1,581,148
Series 2005-3 Class B, 5.5588% 5/15/11 (d)	2,000,000	2,001,659
Series 2006-1 Class B1, 5.5188% 8/16/11 (d)	1,845,000	1,845,425
Series 2006-2 Class B1, 5.5138% 1/17/12 (d)	2,000,000	2,000,000
Fannie Mae guaranteed REMIC pass thru certificates Series 2004-T5:
Class AB1, 5.6867% 5/28/35 (d)	285,897	285,852
Class AB3, 5.8394% 5/28/35 (d)	119,329	119,347
Class AB8, 5.7933% 5/28/35 (d)	28,648	28,644
Fieldstone Mortgage Investment Corp.:
Series 2004-3 Class M5, 6.835% 8/25/34 (d)	1,500,000	1,519,970
Series 2005-2 Class 2A1, 5.505% 12/25/35 (d)	1,239,438	1,239,517
Series 2006-2:
Class 2A2, 5.555% 7/25/36 (d)	880,000	880,000
Class M1, 5.695% 7/25/36 (d)	1,765,000	1,765,000
First Franklin Mortgage Loan Asset Backed Certificates Series 2005-FF2 Class A2A, 5.475% 3/25/35 (d)	169,170	169,186
First Franklin Mortgage Loan Trust Series 2004-FF2:
Class M3, 5.935% 3/25/34 (d)	25,000	25,062
Class M4, 6.285% 3/25/34 (d)	25,000	25,140
First Investors Auto Owner Trust Series 2006-A Class A3, 4.93% 2/15/11 (a)	830,000	822,364
Ford Credit Auto Owner Trust Series 2003-B Class B2, 5.7988% 10/15/07 (d)	650,000	650,022
Ford Credit Floorplan Master Owner Trust:
Series 2005-1:
Class A, 5.5188% 5/15/10 (d)	1,375,000	1,374,980
Class B, 5.8088% 5/15/10 (d)	1,110,000	1,111,511
Asset-Backed Securities - continued
	Principal Amount	Value (Note 1)
Ford Credit Floorplan Master Owner Trust: - continued
Series 2006-3:
Class A, 5.5488% 6/15/11 (d)	$ 990,000	$ 990,309
Class B, 5.8188% 6/15/11 (d)	1,405,000	1,405,439
Fremont Home Loan Trust:
Series 2003-B Class M6, 9.885% 12/25/33 (d)	312,930	313,807
Series 2004-A Class M2, 6.535% 1/25/34 (d)	341,042	342,913
Series 2004-B Class M1, 5.965% 5/25/34 (d)	205,000	206,133
Series 2004-C:
Class 2A2, 5.935% 8/25/34 (d)	1,000,000	1,004,941
Class M1, 6.035% 8/25/34 (d)	540,000	545,900
Class M3, 6.535% 8/25/34 (d)	1,000,000	1,016,224
Series 2004-D Class 3A2, 5.665% 11/25/34 (d)	167,575	167,953
Series 2005-2 Class 2A1, 5.495% 6/25/35 (d)	271,993	271,992
Series 2005-A:
Class 2A2, 5.625% 2/25/35 (d)	916,019	916,704
Class M1, 5.815% 1/25/35 (d)	225,000	226,489
Class M2, 5.845% 1/25/35 (d)	325,000	326,689
Class M3, 5.875% 1/25/35 (d)	175,000	176,229
Class M4, 6.065% 1/25/35 (d)	125,000	126,275
Series 2006-A:
Class M3, 5.765% 5/25/36 (d)	455,000	454,990
Class M4, 5.785% 5/25/36 (d)	685,000	684,984
Class M5, 5.885% 5/25/36 (d)	365,000	365,964
GE Business Loan Trust Series 2003-1 Class A, 5.7988% 4/15/31 (a)(d)	213,666	214,664
GE Capital Credit Card Master Note Trust Series 2005-2 Class B, 5.5688% 6/15/11 (d)	925,000	925,624
Gracechurch Card Funding PLC:
Series 11 Class C, 5.6488% 11/15/10 (d)	2,490,000	2,490,000
Series 5:
Class B, 5.5988% 8/15/08 (d)	80,000	80,004
Class C, 6.2988% 8/15/08 (d)	295,000	295,063
Series 6 Class B, 5.5588% 2/17/09 (d)	75,000	74,987
Series 8 Class C, 5.6988% 6/15/10 (d)	2,650,000	2,650,000
Series 9:
Class B, 5.5188% 9/15/10 (d)	485,000	485,000
Class C, 5.6788% 9/15/10 (d)	1,800,000	1,802,178
GSAMP Trust:
Series 2002-NC1 Class A2, 5.705% 7/25/32 (d)	2,606	2,639
Series 2003-FM1 Class M1, 6.1981% 3/20/33 (d)	636,784	637,176
Series 2004-AHL Class A2D, 5.745% 8/25/34 (d)	978,654	982,633
Asset-Backed Securities - continued
	Principal Amount	Value (Note 1)
GSAMP Trust: - continued
Series 2004-FM1:
Class M1, 6.035% 11/25/33 (d)	$ 168,544	$ 168,541
Class M2, 6.785% 11/25/33 (d)	135,000	136,597
Series 2004-FM2 Class M1, 5.885% 1/25/34 (d)	249,683	249,679
Series 2004-HE1:
Class M1, 5.935% 5/25/34 (d)	320,000	319,993
Class M2, 6.535% 5/25/34 (d)	150,000	151,872
Series 2005-6:
Class A2, 5.595% 6/25/35 (d)	1,800,000	1,798,675
Class M3, 6.035% 6/25/35 (d)	1,555,000	1,552,686
Series 2005-9 Class 2A1, 5.505% 8/25/35 (d)	1,126,702	1,126,141
Series 2005-HE2 Class M, 5.815% 3/25/35 (d)	1,220,000	1,225,568
Series 2005-MTR1 Class A1, 5.525% 10/25/35 (d)	1,543,591	1,543,591
Series 2005-NC1 Class M1, 5.835% 2/25/35 (d)	1,205,000	1,211,318
Series 2006-NC2 Class M4, 5.735% 6/25/36 (d)	1,541,000	1,542,196
Guggenheim Structured Real Estate Funding Ltd. Series 2005-1 Class C, 6.465% 5/25/30 (a)(d)	2,880,000	2,880,000
Harwood Street Funding I LLC Series 2004-1A Class CTFS, 7.3781% 9/20/09 (a)(d)	1,700,000	1,702,387
Home Equity Asset Trust:
Series 2002-3 Class A5, 5.825% 2/25/33 (d)	14	14
Series 2002-5 Class M1, 6.585% 5/25/33 (d)	165,729	165,842
Series 2003-1 Class M1, 6.385% 6/25/33 (d)	524,845	525,267
Series 2003-2 Class M1, 6.265% 8/25/33 (d)	66,323	66,458
Series 2003-3 Class M1, 6.245% 8/25/33 (d)	320,568	321,515
Series 2003-4 Class M1, 6.185% 10/25/33 (d)	96,601	96,904
Series 2003-5:
Class A2, 5.735% 12/25/33 (d)	24,569	24,634
Class M1, 6.085% 12/25/33 (d)	160,000	161,089
Class M2, 7.115% 12/25/33 (d)	70,000	71,188
Series 2003-7:
Class A2, 5.765% 3/25/34 (d)	109,722	109,773
Class M1, 6.035% 3/25/34 (d)	795,000	797,654
Series 2003-8 Class M1, 6.105% 4/25/34 (d)	260,000	262,574
Series 2004-4 Class A2, 5.705% 10/25/34 (d)	174,129	174,417
Series 2004-6 Class A2, 5.735% 12/25/34 (d)	510,559	511,666
Series 2005-1:
Class M1, 5.815% 5/25/35 (d)	1,270,000	1,274,938
Class M2, 5.835% 5/25/35 (d)	1,410,000	1,415,368
Series 2005-2:
Class 2A2, 5.585% 7/25/35 (d)	1,830,000	1,831,223
Class M1, 5.835% 7/25/35 (d)	890,000	893,340
Asset-Backed Securities - continued
	Principal Amount	Value (Note 1)
Household Affinity Credit Card Master Note Trust I Series 2003-3 Class B, 5.6588% 8/15/08 (d)	$ 500,000	$ 499,937
Household Home Equity Loan Trust:
Series 2003-2:
Class A, 5.7081% 9/20/33 (d)	100,180	100,233
Class M, 5.9581% 9/20/33 (d)	47,513	47,546
Series 2004-1 Class M, 5.7869% 9/20/33 (d)	136,170	136,768
Household Mortgage Loan Trust Series 2004-HC1:
Class A, 5.7281% 2/20/34 (d)	193,833	193,968
Class M, 5.8781% 2/20/34 (d)	117,556	117,634
Household Private Label Credit Card Master Note Trust I Series 2002-2 Class A, 5.5388% 1/18/11 (d)	1,000,000	1,000,668
HSBC Automotive Trust:
Series 2006-1 Class A2, 5.4% 6/17/09	3,410,000	3,407,464
Series 2006-2 Class A2, 5.61% 6/17/09	1,500,000	1,502,051
HSBC Home Equity Loan Trust:
Series 2005-2:
Class M1, 5.8381% 1/20/35 (d)	268,818	269,417
Class M2, 5.8681% 1/20/35 (d)	200,120	200,828
Series 2005-3:
Class A1, 5.5269% 1/20/35 (d)	601,236	601,788
Class M1, 5.6869% 1/20/35 (d)	353,051	353,703
IXIS Real Estate Capital Trust Series 2005-HE1:
Class A1, 5.635% 6/25/35 (d)	649,165	649,604
Class M1, 5.855% 6/25/35 (d)	550,000	551,986
John Deere Owner Trust Series 2006-A Class A2, 5.41% 11/17/08	1,805,000	1,804,368
Keycorp Student Loan Trust Series 1999-A Class A2, 5.81% 12/27/09 (d)	225,423	226,072
Long Beach Mortgage Loan Trust:
Series 2003-2 Class M1, 6.205% 6/25/33 (d)	462,597	463,452
Series 2003-3 Class M1, 6.135% 7/25/33 (d)	337,423	338,642
Series 2006-6:
Class 2A3, 5.5438% 7/25/36 (d)	1,435,000	1,435,000
Class M4, 5.7538% 7/25/36 (d)	425,000	425,000
Class M5, 5.7838% 7/25/36 (d)	265,000	265,000
Class M6, 5.8438% 7/25/36 (d)	265,000	265,000
MASTR Asset Backed Securities Trust:
Series 2004-FRE1 Class M1, 5.935% 7/25/34 (d)	485,000	485,947
Series 2004-HE1 Class M1, 6.035% 9/25/34 (d)	685,000	690,186
MBNA Credit Card Master Note Trust:
Series 2001-B2 Class B2, 5.7288% 1/15/09 (d)	1,000,000	999,901
Series 2002-B2 Class B2, 5.7488% 10/15/09 (d)	1,034,000	1,036,490
Asset-Backed Securities - continued
	Principal Amount	Value (Note 1)
MBNA Credit Card Master Note Trust: - continued
Series 2002-B4 Class B4, 5.8688% 3/15/10 (d)	$ 630,000	$ 633,045
Series 2003-B1 Class B1, 5.8088% 7/15/10 (d)	1,510,000	1,518,348
Series 2003-B2 Class B2, 5.7588% 10/15/10 (d)	125,000	125,667
Series 2003-B3 Class B3, 5.7438% 1/18/11 (d)	1,550,000	1,557,092
Series 2003-B5 Class B5, 5.7388% 2/15/11 (d)	2,000,000	2,011,750
Series 2003-C2 Class C2, 6.9688% 6/15/10 (d)	2,000,000	2,041,099
Series 2005-C3 Class C, 5.6388% 3/15/11 (d)	2,830,000	2,836,502
MBNA Master Credit Card Trust II:
Series 1998-E Class B, 5.8369% 9/15/10 (d)	200,000	200,920
Series 1998-G Class B, 5.7688% 2/17/09 (d)	500,000	500,140
Meritage Mortgage Loan Trust Series 2004-1:
Class M1, 5.885% 7/25/34 (d)	150,000	150,303
Class M2, 5.935% 7/25/34 (d)	25,000	25,058
Class M3, 6.335% 7/25/34 (d)	50,000	50,298
Class M4, 6.485% 7/25/34 (d)	50,000	50,315
Merrill Lynch Mortgage Investors, Inc.:
Series 2004-FM1 Class M2, 6.535% 1/25/35 (d)	150,000	150,785
Series 2004-HE2:
Class A1B, 5.855% 8/25/35 (d)	284,892	286,141
Class A2B, 5.765% 8/25/35 (d)	759,441	761,765
Merrill Lynch Mortgage Ltd. Series 2004-OP1N Class N1, 4.75% 6/25/35 (a)	4,048	4,017
Morgan Stanley ABS Capital I, Inc.:
Series 2002-HE3 Class M1, 6.485% 12/27/32 (d)	125,000	126,119
Series 2003-NC10 Class M1, 6.065% 10/25/33 (d)	792,708	796,609
Series 2003-NC8 Class M1, 6.085% 9/25/33 (d)	119,992	120,416
Series 2004-HE6 Class A2, 5.725% 8/25/34 (d)	430,254	431,413
Series 2004-NC2 Class M1, 5.935% 12/25/33 (d)	375,000	377,343
Series 2004-NC6 Class A2, 5.725% 7/25/34 (d)	90,032	90,113
Series 2005-1 Class M2, 5.855% 12/25/34 (d)	570,000	573,129
Series 2005-HE1:
Class A3B, 5.605% 12/25/34 (d)	277,636	277,924
Class M1, 5.835% 12/25/34 (d)	150,000	150,975
Class M2, 5.855% 12/25/34 (d)	385,000	387,259
Series 2005-HE2:
Class M1, 5.785% 1/25/35 (d)	370,000	372,361
Class M2, 5.825% 1/25/35 (d)	265,000	266,117
Series 2005-NC1:
Class M1, 5.825% 1/25/35 (d)	325,000	327,217
Class M2, 5.855% 1/25/35 (d)	325,000	325,988
Class M3, 5.895% 1/25/35 (d)	325,000	327,358
Asset-Backed Securities - continued
	Principal Amount	Value (Note 1)
Morgan Stanley ABS Capital I, Inc.: - continued
Series 2006-HE4:
Class M1, 5.665% 6/25/36 (d)	$ 440,000	$ 440,174
Class M2:
5.685% 6/25/36 (d)	770,000	770,300
5.695% 6/25/36 (d)	550,000	549,987
Class M4, 5.735% 6/25/36 (d)	1,160,000	1,159,973
Series 2006-HE5 Class B1, 6.355% 8/25/36 (d)	2,415,000	2,415,507
Morgan Stanley Dean Witter Capital I Trust:
Series 2001-AM1 Class M1, 6.66% 2/25/32 (d)	334,289	336,741
Series 2001-NC1 Class M2, 6.99% 10/25/31 (d)	10,752	10,762
Series 2001-NC4 Class M1, 6.885% 1/25/32 (d)	69,227	69,294
Series 2002-AM3 Class A3, 5.875% 2/25/33 (d)	14,114	14,148
Series 2002-HE1 Class M1, 5.985% 7/25/32 (d)	590,000	596,834
Series 2002-NC3 Class M1, 6.105% 8/25/32 (d)	100,000	100,124
Series 2002-OP1 Class M1, 6.135% 9/25/32 (d)	435,350	435,640
Navistar Financial Dealer Note Master Trust Series 2005-1 Class A, 5.495% 2/25/13 (d)	2,050,000	2,054,685
New Century Home Equity Loan Trust Series 2005-1:
Class M1, 5.835% 3/25/35 (d)	595,000	597,291
Class M2, 5.865% 3/25/35 (d)	595,000	597,945
Class M3, 5.905% 3/25/35 (d)	290,000	292,165
Nissan Auto Lease Trust:
Series 2003-A Class A3A, 5.5088% 6/15/09 (d)	45,061	45,064
Series 2004-A Class A4A, 5.4388% 6/15/10 (d)	1,325,000	1,325,763
Series 2005-A Class A4, 5.4188% 8/15/11 (d)	2,210,000	2,210,001
NovaStar Home Equity Loan Series 2004-1:
Class M1, 5.835% 6/25/34 (d)	97,514	97,986
Class M4, 6.36% 6/25/34 (d)	170,000	171,374
NovaStar Mortgage Funding Trust Series 2003-3 Class A3, 5.835% 12/25/33 (d)	57,779	57,934
Ocala Funding LLC Series 2006-1A Class A, 6.6669% 3/20/11 (a)(d)	965,000	965,000
Option One Mortgage Loan Trust Series 2003-6 Class M1, 6.035% 11/25/33 (d)	1,025,000	1,033,378
Ownit Mortgage Loan Asset-Backed Certificates Series 2005-3 Class A2A, 5.505% 6/25/36 (d)	1,066,437	1,066,545
Park Place Securities, Inc.:
Series 2004 WWF1 Class M4, 6.485% 1/25/35 (d)	945,000	958,458
Series 2004-WCW1:
Class M1, 6.015% 9/25/34 (d)	385,000	389,714
Class M2, 6.065% 9/25/34 (d)	160,000	161,468
Class M3, 6.635% 9/25/34 (d)	310,000	313,779
Asset-Backed Securities - continued
	Principal Amount	Value (Note 1)
Park Place Securities, Inc.: - continued
Series 2004-WCW1:
Class M4, 6.835% 9/25/34 (d)	$ 435,000	$ 440,130
Series 2004-WCW2 Class A2, 5.765% 10/25/34 (d)	267,982	268,346
Series 2004-WWF1 Class A5, 5.855% 1/25/35 (d)	176,386	176,772
Series 2005-WCH1:
Class A3B, 5.605% 1/25/35 (d)	220,853	221,079
Class M2, 5.905% 1/25/35 (d)	1,130,000	1,136,212
Class M3, 5.945% 1/25/35 (d)	425,000	428,411
Class M5, 6.265% 1/25/35 (d)	400,000	404,316
Series 2005-WHQ1 Class M7, 6.635% 3/25/35 (d)	910,000	915,268
Providian Master Note Trust:
Series 2005-2 Class C2, 5.8688% 11/15/12 (a)(d)	2,160,000	2,167,042
Series 2006-C1A Class C1, 5.9188% 3/16/15 (a)(d)	1,575,000	1,575,000
Residential Asset Mortgage Products, Inc.:
Series 2004-RS10 Class MII2, 6.635% 10/25/34 (d)	1,300,000	1,326,007
Series 2004-RS6:
Class 2M2, 6.685% 6/25/34 (d)	250,000	249,995
Class 2M3, 6.835% 6/25/34 (d)	250,000	249,995
Series 2005-SP2 Class 1A1, 5.535% 5/25/44 (d)	837,715	837,899
Residential Asset Securities Corp.:
Series 2004-KS10 Class AI2, 5.705% 3/25/29 (d)	42,163	42,260
Series 2005-KS7 Class A1, 5.485% 8/25/35 (d)	537,341	537,392
Salomon Brothers Mortgage Securities VII, Inc. Series 2003-HE1 Class A, 5.785% 4/25/33 (d)	1,451	1,454
Saxon Asset Securities Trust:
Series 2004-1 Class M1, 5.915% 3/25/35 (d)	640,000	641,014
Series 2004-2 Class MV1, 5.965% 8/25/35 (d)	415,000	416,651
Sharps SP I LLC Net Interest Margin Trust Series 2004-HE3N Class NA, 5.19% 11/25/34 (a)	282,916	281,994
Sierra Timeshare Receivables Fund LLC Series 2006-1A Class A2, 5.4994% 5/20/18 (a)(d)	4,160,000	4,158,569
Specialty Underwriting & Residential Finance:
Series 2003-BC3 Class M1, 6.035% 8/25/34 (d)	1,000,000	1,003,638
Series 2003-BC4 Class M1, 5.985% 11/25/34 (d)	260,000	261,499
Structured Asset Investment Loan Trust:
Series 2003-BC9 Class M1, 6.085% 8/25/33 (d)	1,135,000	1,137,921
Series 2004-8 Class M5, 6.535% 9/25/34 (d)	290,000	294,067
Series 2005-1 Class M4, 6.145% 2/25/35 (a)(d)	485,000	490,687
Structured Asset Securities Corp. Series 2004-GEL1 Class A, 5.745% 2/25/34 (d)	39,085	39,084
Superior Wholesale Inventory Financing Trust VII Series 2003-A8 Class CTFS, 5.8188% 3/15/11 (a)(d)	675,000	675,000
Asset-Backed Securities - continued
	Principal Amount	Value (Note 1)
Superior Wholesale Inventory Financing Trust XII Series 2005-A12 Class C, 6.5688% 6/15/10 (d)	$ 980,000	$ 981,880
Terwin Mortgage Trust:
Series 2003-4HE Class A1, 5.815% 9/25/34 (d)	56,585	56,853
Series 2003-6HE Class A1, 5.855% 11/25/33 (d)	41,734	41,899
Series 2005-14HE Class AF1, 5.525% 8/25/36 (d)	618,961	619,009
Series 2006-9HGA Class A1, 5.451% 10/25/37 (a)(b)(d)	1,500,000	1,499,400
Triad Auto Receivables Owner Trust Series 2006-B Class A2, 5.36% 11/12/09	2,585,000	2,582,497
Turquoise Card Backed Securities PLC Series 2006-1A Class C, 5.5536% 5/16/11 (a)(d)	2,165,000	2,165,000
UPFC Auto Receivables Trust Series 2006-A Class A2, 5.44% 6/15/09	685,000	684,371
Washington Mutual Asset Holdings Corp. Series 2006-5 Class N1, 5.926% 7/25/46 (a)	2,159,436	2,150,764
WFS Financial Owner Trust:
Series 2004-3 Class D, 4.07% 2/17/12	303,038	299,080
Series 2004-4 Class D, 3.58% 5/17/12	276,891	271,413
Series 2005-1 Class D, 4.09% 8/15/12	290,262	285,247
Whinstone Capital Management Ltd. Series 1A Class B3, 6.385% 10/25/44 (a)(d)	2,180,000	2,180,000
TOTAL ASSET-BACKED SECURITIES (Cost $252,505,307)		252,873,611
Collateralized Mortgage Obligations - 15.7%

Private Sponsor - 11.3%
Adjustable Rate Mortgage Trust floater:
Series 2004-2 Class 7A3, 5.785% 2/25/35 (d)	685,423	687,801
Series 2004-4 Class 5A2, 5.785% 3/25/35 (d)	206,688	207,031
Series 2005-1 Class 5A2, 5.715% 5/25/35 (d)	396,381	395,302
Series 2005-10 Class 5A2, 5.705% 1/25/36 (d)	1,422,145	1,423,870
Series 2005-2:
Class 6A2, 5.665% 6/25/35 (d)	168,083	168,346
Class 6M2, 5.865% 6/25/35 (d)	1,375,000	1,383,106
Series 2005-3 Class 8A2, 5.625% 7/25/35 (d)	1,371,650	1,374,279
Series 2005-5 Class 6A2, 5.615% 9/25/35 (d)	1,109,441	1,109,911
Series 2005-8 Class 7A2, 5.665% 11/25/35 (d)	700,240	702,174
American Home Mortgage Assets Trust floater Series 2006-1 Class 2A1, 5.575% 5/25/46 (d)	1,451,520	1,450,977
Bear Stearns Adjustable Rate Mortgage Trust Series 2005-6 Class 1A1, 5.1058% 8/25/35 (d)	1,951,660	1,937,851
Collateralized Mortgage Obligations - continued
	Principal Amount	Value (Note 1)
Private Sponsor - continued
Bear Stearns Alt-A Trust floater:
Series 2005-1 Class A1, 5.665% 1/25/35 (d)	$ 1,619,538	$ 1,622,178
Series 2005-2 Class 1A1, 5.635% 3/25/35 (d)	1,130,774	1,130,938
Citigroup Mortgage Loan Trust Series 2006-NC1:
Class M4, 5.74% 8/25/36 (d)	1,205,000	1,205,000
Class M5, 5.77% 8/25/36 (d)	860,000	860,000
CS First Boston Mortgage Securities Corp. floater:
Series 2004-AR2 Class 6A1, 5.785% 3/25/34 (d)	109,804	109,958
Series 2004-AR3 Class 6A2, 5.755% 4/25/34 (d)	54,382	54,424
Series 2004-AR5 Class 11A2, 5.755% 6/25/34 (d)	101,539	101,616
Series 2004-AR6 Class 9A2, 5.755% 10/25/34 (d)	134,619	134,860
Series 2004-AR7 Class 6A2, 5.765% 8/25/34 (d)	236,872	237,461
Series 2004-AR8 Class 8A2, 5.765% 9/25/34 (d)	193,067	194,007
CWALT, Inc. floater Series 2005-56 Class 3A1, 5.675% 11/25/35 (d)	754,178	756,673
First Horizon Mortgage pass thru Trust floater Series 2004-FL1 Class 2A1, 5.8719% 12/25/34 (d)	172,408	172,641
Gracechurch Mortgage Funding PLC floater Series 1A:
Class A2B, 5.0981% 10/11/41 (a)(d)	3,695,000	3,695,813
Class CB, 5.3081% 10/11/41 (a)(d)	260,000	260,000
Class DB, 5.4981% 10/11/41 (a)(d)	1,060,000	1,060,000
Granite Master Issuer PLC floater:
Series 2005-1:
Class A3, 5.4938% 12/21/24 (d)	700,000	700,799
Class B1, 5.5438% 12/20/54 (d)	950,000	949,959
Class M1, 5.6438% 12/20/54 (d)	700,000	699,972
Series 2005-2 Class C1, 5.6894% 12/20/54 (d)	1,200,000	1,199,880
Series 2005-4:
Class C1, 5.6194% 12/20/54 (d)	925,000	925,000
Class M2, 5.4694% 12/20/54 (d)	1,830,000	1,830,072
Granite Mortgages PLC floater:
Series 2004-2:
Class 1A2, 5.4838% 6/20/28 (d)	67,641	67,636
Class 1B, 5.5838% 6/20/44 (d)	13,518	13,526
Class 1C, 6.1138% 6/20/44 (d)	49,372	49,422
Class 1M, 5.6938% 6/20/44 (d)	295,784	296,119
Series 2004-3:
Class 1B, 5.5738% 9/20/44 (d)	95,901	95,912
Class 1C, 6.0038% 9/20/44 (d)	443,542	443,923
Class 1M, 5.6838% 9/20/44 (d)	47,950	47,961
GSAMP Trust floater Series 2004-11 Class 2A1, 5.715% 12/20/34 (d)	1,005,428	1,007,118
Collateralized Mortgage Obligations - continued
	Principal Amount	Value (Note 1)
Private Sponsor - continued
Holmes Financing No. 10 PLC floater Series 10A:
Class 1C, 5.7382% 7/15/40 (a)(d)	$ 415,000	$ 415,000
Class 2A, 5.4982% 7/15/40 (a)(d)	1,040,000	1,040,000
Class 2C, 5.8182% 7/15/40 (a)(d)	975,000	975,000
Holmes Financing No. 8 PLC floater Series 2:
Class A, 5.5869% 4/15/11 (d)	1,400,000	1,401,218
Class B, 5.6769% 7/15/40 (d)	190,000	190,059
Class C, 6.2269% 7/15/40 (d)	775,000	776,211
Homestar Mortgage Acceptance Corp. floater Series 2004-5 Class A1, 5.835% 10/25/34 (d)	752,610	755,514
Impac CMB Trust floater:
Series 2004-11 Class 2A2, 5.755% 3/25/35 (d)	594,453	595,963
Series 2004-6 Class 1A2, 5.775% 10/25/34 (d)	189,309	189,747
Series 2005-1:
Class M1, 5.845% 4/25/35 (d)	273,170	273,709
Class M2, 5.885% 4/25/35 (d)	483,079	483,966
Class M3, 5.915% 4/25/35 (d)	117,894	118,322
Class M4, 6.135% 4/25/35 (d)	71,887	72,155
Class M5, 6.155% 4/25/35 (d)	71,887	72,182
Class M6, 6.205% 4/25/35 (d)	112,143	112,457
Series 2005-2 Class 1A2, 5.695% 4/25/35 (d)	1,148,589	1,151,820
Series 2005-4 Class 1B1, 6.685% 5/25/35 (d)	492,479	493,094
Series 2005-7:
Class M1, 5.865% 11/25/35 (d)	206,828	206,976
Class M2, 5.905% 11/25/35 (d)	155,121	155,554
Class M3, 6.005% 11/25/35 (d)	775,605	777,767
Class M4, 6.045% 11/25/35 (d)	370,567	371,673
Lehman Structured Securities Corp. floater Series 2005-1 Class A2, 5.7838% 9/26/45 (a)(d)	1,258,584	1,260,551
Lehman XS Trust floater Series 2006-GP1 Class A1, 5.475% 5/25/46 (d)	2,431,376	2,431,376
Master Seasoned Securitization Trust Series 2004-1 Class 1A1, 6.236% 8/25/17 (d)	539,680	545,226
MASTR Adjustable Rate Mortgages Trust floater:
Series 2004-11:
Class 1A4, 5.875% 11/25/34 (d)	114,714	115,301
Class 2A1, 5.765% 11/25/34 (d)	370,401	372,032
Class 2A2, 5.825% 11/25/34 (d)	81,544	81,706
Series 2005-1 Class 1A1, 5.655% 3/25/35 (d)	519,432	520,545
Collateralized Mortgage Obligations - continued
	Principal Amount	Value (Note 1)
Private Sponsor - continued
Merrill Lynch Mortgage Investors, Inc.:
floater:
Series 2003-A:
Class 2A1, 5.775% 3/25/28 (d)	$ 161,005	$ 161,929
Class 2A2, 5.3738% 3/25/28 (d)	57,502	57,645
Series 2003-B Class A1, 5.725% 4/25/28 (d)	155,025	155,703
Series 2003-D Class A, 5.695% 8/25/28 (d)	705,789	707,053
Series 2003-E Class A2, 5.2938% 10/25/28 (d)	288,006	288,063
Series 2003-F Class A2, 5.42% 10/25/28 (d)	298,406	298,568
Series 2004-A Class A2, 4.34% 4/25/29 (d)	388,677	388,123
Series 2004-B Class A2, 5.5875% 6/25/29 (d)	397,820	397,697
Series 2004-C Class A2, 5.01% 7/25/29 (d)	503,723	503,011
Series 2004-D Class A2, 5.3238% 9/25/29 (d)	537,729	537,741
Series 2004-E Class A2D, 5.6294% 11/25/29 (d)	565,980	567,948
Series 2004-G Class A2, 5.8719% 11/25/29 (d)	248,639	248,849
Series 2005-A Class A2, 5.2138% 2/25/30 (d)	700,737	700,907
Series 2005-B Class A2, 5.5475% 7/25/30 (d)	755,944	756,086
Series 2003-G Class XA1, 1% 1/25/29 (f)	1,628,696	12,662
MortgageIT Trust floater Series 2004-2:
Class A1, 5.755% 12/25/34 (d)	436,503	436,187
Class A2, 5.835% 12/25/34 (d)	589,604	595,024
Opteum Mortgage Acceptance Corp. floater:
Series 2005-3 Class APT, 5.675% 7/25/35 (d)	1,952,122	1,954,258
Series 2005-5 Class 1A1B, 5.585% 12/25/35 (d)	920,000	920,000
Permanent Financing No. 3 PLC floater Series 2 Class C, 6.35% 6/10/42 (d)	1,205,000	1,208,247
Permanent Financing No. 4 PLC floater Series 2 Class C, 6.02% 6/10/42 (d)	1,145,000	1,149,501
Permanent Financing No. 5 PLC floater:
Series 2:
Class A, 5.41% 6/10/11 (d)	5,000,000	5,003,143
Class C, 5.95% 6/10/42 (d)	390,000	391,341
Series 3 Class C, 6.12% 6/10/42 (d)	1,030,000	1,040,300
Permanent Financing No. 6 PLC floater Series 6 Class 2C, 5.75% 6/10/42 (d)	1,600,000	1,602,125
Permanent Financing No. 7 PLC floater Series 7 Class 2C, 5.63% 6/10/42 (d)	1,140,000	1,141,158
Permanent Financing No. 8 PLC floater:
Series 3C, 5.82% 6/10/42 (d)	910,000	910,419
Series 8 Class 2C, 5.7% 6/10/42 (d)	1,435,000	1,435,222
Collateralized Mortgage Obligations - continued
	Principal Amount	Value (Note 1)
Private Sponsor - continued
Residential Asset Mortgage Products, Inc.:
sequential pay:
Series 2003-SL1 Class A31, 7.125% 4/25/31	$ 206,596	$ 207,313
Series 2004-SL2 Class A1, 6.5% 10/25/16	80,982	81,668
Series 2005-AR5 Class 1A1, 4.8362% 9/19/35 (d)	552,013	546,706
Residential Finance LP/Residential Finance Development Corp. floater Series 2003-A:
Class B4, 7.145% 3/10/35 (a)(d)	94,445	95,395
Class B5, 7.695% 3/10/35 (a)(d)	94,445	95,703
Residential Funding Securities Corp.:
Series 2003-RP1 Class A1, 5.885% 11/25/34 (d)	22,946	22,967
Series 2003-RP2 Class A1, 5.8438% 6/25/33 (a)(d)	122,085	122,619
Sequoia Mortgage Funding Trust Series 2003-A Class AX1, 0.8% 10/21/08 (a)(f)	4,780,733	16,554
Sequoia Mortgage Trust floater:
Series 2003-5 Class A2, 5.27% 9/20/33 (d)	272,790	272,773
Series 2003-7 Class A2, 5.6419% 1/20/34 (d)	128,584	128,582
Series 2004-1 Class A, 5.8825% 2/20/34 (d)	189,103	189,228
Series 2004-10 Class A4, 5.56% 11/20/34 (d)	590,168	590,639
Series 2004-12 Class 1A2, 5.82% 1/20/35 (d)	910,595	912,892
Series 2004-4 Class A, 5.48% 5/20/34 (d)	695,180	695,009
Series 2004-5 Class A3, 5.5769% 6/20/34 (d)	259,241	259,325
Series 2004-6:
Class A3A, 5.8275% 6/20/35 (d)	291,509	291,851
Class A3B, 5.1069% 7/20/34 (d)	583,019	583,144
Series 2004-7:
Class A3A, 5.265% 8/20/34 (d)	340,782	341,461
Class A3B, 5.49% 7/20/34 (d)	661,713	664,435
Series 2004-8 Class A2, 5.31% 9/20/34 (d)	1,022,266	1,022,727
Series 2005-1 Class A2, 5.8325% 2/20/35 (d)	492,855	493,754
Series 2005-2 Class A2, 5.19% 3/20/35 (d)	884,660	883,635
Structured Asset Securities Corp. floater:
Series 2004-NP1 Class A, 5.785% 9/25/33 (a)(d)	120,048	120,142
Series 2005-AR1 Class B1, 7.385% 9/25/35 (a)(d)	1,155,000	990,413
Thornburg Mortgage Securities Trust floater:
Series 2004-3 Class A, 5.755% 9/25/34 (d)	1,974,785	1,981,992
Series 2005-3 Class A4, 5.655% 10/25/35 (d)	2,152,569	2,148,993
WaMu Mortgage pass thru certificates:
floater:
Series 2005-AR11 Class A1C1, 5.585% 8/25/45 (d)	895,747	895,897
Collateralized Mortgage Obligations - continued
	Principal Amount	Value (Note 1)
Private Sponsor - continued
WaMu Mortgage pass thru certificates: - continued
floater:
Series 2005-AR13 Class A1C1, 5.575% 10/25/45 (d)	$ 1,333,812	$ 1,333,947
Series 2005-AR17 Class A1C1, 5.575% 12/25/45 (d)	1,011,410	1,011,601
Series 2005-AR19 Class A1C1, 5.575% 12/25/45 (d)	1,410,284	1,410,946
sequential pay Series 2002-S6 Class A25, 6% 10/25/32	123,203	122,678
Washington Mutual Mortgage Securities Corp. sequential pay Series 2003-MS9 Class 2A1, 7.5% 12/25/33	56,799	58,231
Wells Fargo Mortgage Backed Securities Trust:
Series 2004-M Class A3, 4.6748% 8/25/34 (d)	1,368,256	1,358,478
Series 2005-AR10 Class 2A2, 4.1096% 6/25/35 (d)	4,531,302	4,435,326
Series 2005-AR12 Class 2A1, 4.3193% 7/25/35 (d)	2,954,017	2,897,960
TOTAL PRIVATE SPONSOR		97,572,534
U.S. Government Agency - 4.4%
Fannie Mae:
floater Series 2002-89 Class F, 5.685% 1/25/33 (d)	102,476	102,609
planned amortization class:
Series 1993-207 Class G, 6.15% 4/25/23	422,076	422,956
Series 2003-24 CLass PB, 4.5% 12/25/12	1,847,539	1,829,445
Fannie Mae guaranteed REMIC pass thru certificates:
floater:
Series 2001-38 Class QF, 6.365% 8/25/31 (d)	933,207	959,669
Series 2002-11 Class QF, 5.885% 3/25/32 (d)	140,519	142,239
Series 2002-36 Class FT, 5.885% 6/25/32 (d)	139,612	140,811
Series 2002-49 Class FB, 5.9688% 11/18/31 (d)	1,410,446	1,422,989
Series 2002-60 Class FV, 6.385% 4/25/32 (d)	304,586	314,877
Series 2002-64 Class FE, 5.7188% 10/18/32 (d)	71,884	71,822
Series 2002-68 Class FH, 5.8688% 10/18/32 (d)	1,181,150	1,198,536
Series 2002-74 Class FV, 5.835% 11/25/32 (d)	92,253	92,957
Series 2002-75 Class FA, 6.385% 11/25/32 (d)	623,941	645,328
Series 2003-11:
Class DF, 5.835% 2/25/33 (d)	73,850	74,399
Class EF, 5.835% 2/25/33 (d)	39,740	39,862
Series 2003-122 Class FL, 5.735% 7/25/29 (d)	512,689	515,628
Series 2003-15 Class WF, 5.735% 8/25/17 (d)	611,239	613,830
Series 2004-33 Class FW, 5.785% 8/25/25 (d)	882,161	885,294
Series 2004-54 Class FE, 6.535% 2/25/33 (d)	508,219	511,951
Collateralized Mortgage Obligations - continued
	Principal Amount	Value (Note 1)
U.S. Government Agency - continued
Fannie Mae guaranteed REMIC pass thru certificates: - continued
planned amortization class:
Series 2002-11 Class QB, 5.5% 3/25/15	$ 213,301	$ 212,536
Series 2002-28 Class PJ, 6.5% 3/25/31	50,460	50,270
Series 2002-52 Class PA, 6% 4/25/31	9,977	9,948
Series 2005-72 Class FG, 5.635% 5/25/35 (d)	6,595,031	6,582,477
Series 2002-50 Class LE, 7% 12/25/29	43,082	43,211
Series 2004-31 Class IA, 4.5% 6/25/10 (f)	226,157	3,005
Freddie Mac planned amortization class Series 2162 Class PH, 6% 6/15/29	1,376,634	1,380,978
Freddie Mac Multi-class participation certificates guaranteed:
floater:
Series 2406:
Class FP, 6.3488% 1/15/32 (d)	1,164,721	1,196,188
Class PF, 6.3488% 12/15/31 (d)	1,135,000	1,168,134
Series 2410 Class PF, 6.3488% 2/15/32 (d)	2,340,465	2,411,797
Series 2526 Class FC, 5.7688% 11/15/32 (d)	20,227	20,344
Series 2538 Class FB, 5.7688% 12/15/32 (d)	170,656	171,395
Series 2551 Class FH, 5.8188% 1/15/33 (d)	65,833	66,062
Series 2553 Class FB, 5.8688% 3/15/29 (d)	2,813,108	2,832,002
Series 2577 Class FW, 5.8688% 1/15/30 (d)	1,861,274	1,875,770
Series 2861 Class JF, 5.6688% 4/15/17 (d)	810,184	811,482
Series 2994 Class FB, 5.5188% 6/15/20 (d)	698,199	696,348
Series 3066 Class HF, 0% 1/15/34 (d)	78,930	81,672
planned amortization class:
Series 2389 Class DA, 6.2688% 11/15/30 (d)	1,773,892	1,788,914
Series 2395 Class PE, 6% 2/15/30	114,483	114,339
Series 2543 CLass PM, 5.5% 8/15/18	524,597	523,401
Series 2614 Class IC, 4.5% 12/15/10 (f)	848,785	12,230
Series 2640 Class GR, 3% 3/15/10	150,344	149,993
Series 2650 Class FV, 5.7688% 12/15/32 (d)	1,684,141	1,693,004
Series 2676:
Class KN, 3% 12/15/13	1,033,721	1,018,577
Class QA, 3% 8/15/16	207,425	206,810
Series 2683 Class UH, 3% 3/15/19	1,303,749	1,292,960
Series 2748 Class IB, 4.5% 3/15/10 (f)	417,752	3,458
Series 2776 Class UJ, 4.5% 5/15/20 (f)	338,136	8,928
Series 2828 Class JA, 4.5% 1/15/10	780,360	776,069
Series 1803 Class A, 6% 12/15/08	253,438	253,641
Collateralized Mortgage Obligations - continued
	Principal Amount	Value (Note 1)
U.S. Government Agency - continued
Ginnie Mae guaranteed REMIC pass thru securities:
floater Series 2001-21 Class FB, 5.7688% 1/16/27 (d)	$ 105,339	$ 105,961
planned amortization class Series 2002-5 Class PD, 6.5% 5/16/31	199,449	200,616
TOTAL U.S. GOVERNMENT AGENCY		37,747,722
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $135,473,039)		135,320,256
Commercial Mortgage Securities - 6.8%

Banc of America Large Loan, Inc.:
floater:
Series 2003-BBA2:
Class A3, 5.6888% 11/15/15 (a)(d)	203,257	203,360
Class C, 5.8388% 11/15/15 (a)(d)	70,000	70,146
Class D, 5.9188% 11/15/15 (a)(d)	110,000	110,257
Class F, 6.2688% 11/15/15 (a)(d)	80,000	80,190
Class H, 6.7688% 11/15/15 (a)(d)	70,000	70,192
Class J, 7.3188% 11/15/15 (a)(d)	70,000	70,195
Class K, 7.9688% 11/15/15 (a)(d)	65,000	64,910
Series 2005-BBA6:
Class B, 5.5788% 1/15/19 (a)(d)	390,000	390,154
Class C, 5.6188% 1/15/19 (a)(d)	400,000	400,322
Class D, 5.6688% 1/15/19 (a)(d)	390,000	390,274
Class E, 5.7088% 1/15/19 (a)(d)	245,000	245,234
Class F, 5.7588% 1/15/19 (a)(d)	165,000	165,116
Class G, 5.7888% 1/15/19 (a)(d)	125,000	125,100
Series 2005-BOCA:
Class H, 6.3188% 12/15/16 (a)(d)	290,000	290,105
Class J, 6.4688% 12/15/16 (a)(d)	140,000	140,050
Class K, 6.7188% 12/15/16 (a)(d)	250,000	250,090
Series 2005-ESHA:
Class F, 6.1088% 7/14/20 (a)(d)	860,000	863,676
Class G, 6.2388% 7/14/20 (a)(d)	585,000	587,497
Class H, 6.4588% 7/14/20 (a)(d)	720,000	722,797
Series 2005-MIB1:
Class B, 5.6288% 3/15/22 (a)(d)	475,000	475,307
Class C, 5.6788% 3/15/22 (a)(d)	200,000	200,128
Class D, 5.7288% 3/15/22 (a)(d)	205,000	205,135
Class E, 5.7688% 3/15/22 (a)(d)	390,000	390,257
Commercial Mortgage Securities - continued
	Principal Amount	Value (Note 1)
Banc of America Large Loan, Inc.: - continued
floater: - continued
Series 2005-MIB1:
Class F, 5.8388% 3/15/22 (a)(d)	$ 200,000	$ 200,132
Class G, 5.8988% 3/15/22 (a)(d)	130,000	130,086
Series 2006-LAQ:
Class H, 6.025% 2/9/21 (a)(d)	440,000	441,689
Class J, 6.115% 2/9/21 (a)(d)	320,000	321,226
Class K, 6.345% 2/9/21 (a)(d)	880,000	882,794
Series 2005-ESHA Class X1, 0.9161% 7/14/20 (a)(d)(f)	44,830,000	372,331
Series 2006-ESH:
Class A, 6.2288% 7/14/11 (a)(d)	938,219	936,476
Class B, 6.3288% 7/14/11 (a)(d)	467,860	466,559
Class C, 6.4788% 7/14/11 (a)(d)	936,970	933,678
Class D, 7.1088% 7/14/11 (a)(d)	544,559	542,970
Bayview Commercial Asset Trust floater:
Series 2003-1 Class A, 5.965% 8/25/33 (a)(d)	219,351	221,955
Series 2003-2 Class A, 5.965% 12/25/33 (a)(d)	648,758	650,785
Series 2004-1:
Class A, 5.745% 4/25/34 (a)(d)	383,570	384,529
Class B, 7.285% 4/25/34 (a)(d)	63,928	64,568
Series 2004-2:
Class A, 5.815% 8/25/34 (a)(d)	476,940	478,729
Class M1, 5.965% 8/25/34 (a)(d)	152,770	153,534
Series 2004-3:
Class A1, 5.755% 1/25/35 (a)(d)	688,434	690,585
Class A2, 5.805% 1/25/35 (a)(d)	80,992	81,144
Class M1, 5.885% 1/25/35 (a)(d)	121,488	122,172
Class M2, 6.385% 1/25/35 (a)(d)	80,992	81,979
Series 2005-2A:
Class M1, 5.815% 8/25/35 (a)(d)	171,124	171,461
Class M2, 5.865% 8/25/35 (a)(d)	286,749	287,596
Class M3, 5.885% 8/25/35 (a)(d)	157,249	157,713
Class M4, 5.995% 8/25/35 (a)(d)	143,375	143,796
Series 2005-3A:
Class A1, 5.705% 11/25/35 (a)(d)	782,184	784,916
Class M1, 5.825% 11/25/35 (a)(d)	111,741	112,017
Class M2, 5.875% 11/25/35 (a)(d)	153,643	154,176
Class M3, 5.895% 11/25/35 (a)(d)	139,676	140,159
Class M4, 5.985% 11/25/35 (a)(d)	172,267	172,690
Series 2005-4A:
Class A2, 5.775% 1/25/36 (a)(d)	1,057,859	1,059,182
Class B1, 6.785% 1/25/36 (a)(d)	96,169	97,191
Commercial Mortgage Securities - continued
	Principal Amount	Value (Note 1)
Bayview Commercial Asset Trust floater: - continued
Series 2005-4A:
Class M1, 5.835% 1/25/36 (a)(d)	$ 384,676	$ 385,758
Class M2, 5.855% 1/25/36 (a)(d)	96,169	96,439
Class M3, 5.885% 1/25/36 (a)(d)	192,338	192,759
Class M4, 5.995% 1/25/36 (a)(d)	96,169	96,590
Class M5, 6.035% 1/25/36 (a)(d)	96,169	96,650
Class M6, 6.085% 1/25/36 (a)(d)	96,169	96,470
Series 2006-2A:
Class A2, 5.665% 7/25/36 (a)(d)	292,928	292,882
Class B1, 6.255% 7/25/36 (a)(d)	107,407	107,390
Class B3, 8.085% 7/25/36 (a)(d)	175,757	175,729
Class M1, 5.695% 7/25/36 (a)(d)	307,575	307,527
Class M2, 5.715% 7/25/36 (a)(d)	219,696	219,662
Class M3, 5.735% 7/25/36 (a)(d)	170,875	170,848
Class M4, 5.805% 7/25/36 (a)(d)	117,171	117,153
Class M5, 5.855% 7/25/36 (a)(d)	141,582	141,560
Class M6, 5.925% 7/25/36 (a)(d)	224,578	224,543
Bear Stearns Commercial Mortgage Securities, Inc. floater Series 2004-BBA3 Class E, 6.0688% 6/15/17 (a)(d)	960,000	960,435
COMM floater Series 2002-FL7:
Class F, 6.6688% 11/15/14 (a)(d)	1,000,000	1,000,781
Class H, 7.6188% 11/15/14 (a)(d)	150,000	150,071
Commercial Mortgage pass thru certificates floater:
Series 2004-HTL1:
Class B, 5.8188% 7/15/16 (a)(d)	8,103	8,108
Class D, 5.9188% 7/15/16 (a)(d)	17,733	17,745
Class E, 6.1188% 7/15/16 (a)(d)	12,482	12,495
Class F, 6.1688% 7/15/16 (a)(d)	29,623	29,659
Class H, 6.6688% 7/15/16 (a)(d)	87,041	87,268
Class J, 6.8188% 7/15/16 (a)(d)	32,745	32,888
Class K, 7.7188% 7/15/16 (a)(d)	565,375	568,832
Series 2005-F10A:
Class B, 5.5988% 4/15/17 (a)(d)	1,005,000	1,005,121
Class C, 5.6388% 4/15/17 (a)(d)	425,000	425,019
Class D, 5.6788% 4/15/17 (a)(d)	345,000	345,143
Class E, 5.7388% 4/15/17 (a)(d)	260,000	260,068
Class F, 5.7788% 4/15/17 (a)(d)	145,000	145,015
Class G, 5.9188% 4/15/17 (a)(d)	145,000	145,016
Class H, 5.9888% 4/15/17 (a)(d)	145,000	145,042
Class I, 6.2188% 4/15/17 (a)(d)	50,000	50,016
Class MOA3, 5.6688% 3/15/20 (a)(d)	650,000	650,069
Commercial Mortgage Securities - continued
	Principal Amount	Value (Note 1)
Commercial Mortgage pass thru certificates floater: - continued
Series 2005-FL11:
Class B, 5.6188% 11/15/17 (a)(d)	$ 354,841	$ 354,856
Class C, 5.6688% 11/15/17 (a)(d)	709,681	709,511
Class D, 5.7088% 11/15/17 (a)(d)	123,011	123,121
Class E, 5.7588% 11/15/17 (a)(d)	189,248	189,278
Class F, 5.8188% 11/15/17 (a)(d)	170,324	170,350
Class G, 5.8688% 11/15/17 (a)(d)	269,679	269,660
Series 2006-CN2A Class AJFL, 5.5944% 2/5/19 (a)(d)	1,135,000	1,139,103
CS First Boston Mortgage Securities Corp. floater:
Series 2004-FL1 Class B, 5.8188% 5/15/14 (a)(d)	306,618	306,697
Series 2004-TF2A Class E, 5.7888% 11/15/19 (a)(d)	640,000	640,260
Series 2004-TFL1:
Class E, 5.9188% 2/15/14 (a)(d)	200,000	200,094
Class F, 5.9688% 2/15/14 (a)(d)	175,000	175,119
Class G, 6.2188% 2/15/14 (a)(d)	125,000	125,052
Class H, 6.4688% 2/15/14 (a)(d)	100,000	100,055
Class J, 6.7688% 2/15/14 (a)(d)	50,000	50,064
Series 2005-CN2A Class A1J, 5.6988% 11/15/19 (a)(d)	2,165,000	2,166,055
Series 2005-TF2A Class F, 5.8688% 11/15/19 (a)(d)	230,000	230,093
Series 2005-TF3A Class A2, 5.6488% 1 1/15/20 (a)(d)	2,775,000	2,778,489
Series 2005-TFLA:
Class C, 5.6088% 2/15/20 (a)(d)	800,000	800,431
Class E, 5.6988% 2/15/20 (a)(d)	560,000	560,533
Class F, 5.7488% 2/15/20 (a)(d)	250,000	250,184
Class G, 5.8888% 2/15/20 (a)(d)	70,000	70,045
Class H, 6.1188% 2/15/20 (a)(d)	100,000	100,074
CSMC Commercial Mortgage Trust floater Series 2006-TFLA:
Class D, 5.6488% 4/15/21 (a)(d)	300,000	300,490
Class E, 5.6988% 4/15/21 (a)(d)	300,000	300,366
Class G, 5.7888% 4/15/21 (a)(d)	300,000	300,267
Class H, 6.0988% 4/15/21 (a)(d)	300,000	300,290
Class J, 6.1688% 4/15/21 (a)(d)	200,000	200,226
Class K, 6.5688% 4/15/21 (a)(d)	1,005,000	1,005,804
Freddie Mac Multi-class participation certificates guaranteed floater Series 2448 Class FT, 6.3688% 3/15/32 (d)	1,436,331	1,480,619
Commercial Mortgage Securities - continued
	Principal Amount	Value (Note 1)
Greenwich Capital Commercial Funding Corp. floater Series 2005-FL3A:
Class H-AON:
6.3344% 10/5/20 (a)(d)	$ 180,000	$ 180,023
6.5844% 10/5/20 (a)(d)	220,000	220,028
Class M-AON, 6.8344% 10/5/20 (a)(d)	215,000	215,027
Class N-AON, 7.1844% 10/5/20 (a)(d)	550,000	550,069
GS Mortgage Securities Corp. II:
floater:
Series 2002-FL5A Class B, 5.6888% 6/16/14 (a)(d)	2,075,000	2,074,847
Series 2005-FL7A Class A1, 5.4944% 11/6/19 (a)(d)	29,397	29,397
Series 2006-FL8:
Class C, 5.61% 6/6/20 (a)(d)	145,000	145,000
Class D, 5.65% 6/6/20 (a)(d)	405,000	405,000
Class E, 5.74% 6/6/20 (a)(d)	800,000	800,000
Class F, 5.81% 6/6/20 (a)(d)	575,000	575,000
Guggenheim Structure Real Estate Funding Ltd. Series 2006-3:
Class B, 5.8% 9/25/46 (a)(d)	450,000	450,000
Class C, 5.95% 9/25/46 (a)(d)	1,150,000	1,150,000
Hilton Hotel Pool Trust floater Series 2000-HLTA Class A2, 5.7463% 10/3/15 (a)(d)	3,000,000	3,022,563
Lehman Brothers Floating Rate Commercial Mortgage Trust floater Series 2003-LLFA Class K1, 7.9088% 12/16/14 (a)(d)	435,000	434,559
Merrill Lynch Mortgage Trust Series 2005-GGP1 Class X, 0.1416% 11/15/10 (a)(d)(f)	417,400,000	361,761
Morgan Stanley Capital I, Inc.:
floater Series 2005-XLF:
Class B, 5.5788% 8/15/19 (a)(d)	935,000	934,635
Class C, 5.6088% 8/15/19 (a)(d)	75,000	74,914
Class D, 5.6288% 8/15/19 (a)(d)	270,000	269,692
Class E, 5.6488% 8/15/19 (a)(d)	245,000	244,904
Class F, 5.6888% 8/15/19 (a)(d)	170,000	169,934
Class G, 5.7388% 8/15/19 (a)(d)	120,000	119,987
Class H, 5.7588% 8/15/19 (a)(d)	100,000	99,961
Class J, 5.8288% 8/15/19 (a)(d)	75,000	74,964
Series 2006-XLF:
Class C, 6.6% 7/15/19 (a)(d)	570,000	570,000
Class D, 5.65% 7/15/19 (a)(d)	415,000	415,000
Class E, 5.69% 7/15/19 (a)(d)	345,000	345,000
Class F, 5.72% 7/15/19 (a)(d)	535,000	535,000
Class G, 5.72% 7/15/19 (a)(d)	255,000	255,000
Commercial Mortgage Securities - continued
	Principal Amount	Value (Note 1)
STRIPS III Ltd./STRIPS III Corp. floater Series 2004-1A Class A, 5.88% 3/24/18 (a)(d)	$ 396,989	$ 397,733
Wachovia Bank Commercial Mortgage Trust floater Series 2005-WL6A:
Class A2, 5.6188% 10/15/17 (a)(d)	990,000	990,290
Class B, 5.6688% 10/15/17 (a)(d)	200,000	200,038
Class D, 5.7988% 10/15/17 (a)(d)	400,000	400,277
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $58,663,250)		58,817,850
Certificates of Deposit - 2.8%

BNP Paribas SA yankee 5.045% 2/21/07	4,000,000	3,987,651
Deutsche Bank AG yankee 5.045% 2/21/07	4,000,000	3,987,651
HBOS Treasury Services PLC yankee 5.04% 2/21/07	4,000,000	3,987,768
Rabobank Nederland Coop. Central yankee 5.01% 2/14/07	4,000,000	3,987,150
Royal Bank of Scotland PLC yankee 5.04% 2/21/07	4,000,000	3,987,544
Societe Generale euro 5.05% 2/21/07	4,000,000	3,987,826
TOTAL CERTIFICATES OF DEPOSIT (Cost $23,999,269)		23,925,590
Commercial Paper - 0.2%

Rockies Express Pipeline LLC 5.7422% 9/20/06 (Cost $1,983,963)	2,000,000	1,984,603
Fixed-Income Funds - 27.6%
	Shares
Fidelity Ultra-Short Central Fund (e) (Cost $237,531,138)	2,390,073	237,764,502
Cash Equivalents - 2.8%
	Maturity Amount	Value (Note 1)
Investments in repurchase agreements (Collateralized by U.S. Government Obligations) in a joint trading account at 5.3%, dated 7/31/06 due 8/1/06 (Cost $23,839,000)	$ 23,842,508	$ 23,839,000
TOTAL INVESTMENT PORTFOLIO - 101.0% (Cost $870,404,138)		870,466,476
NET OTHER ASSETS - (1.0)%		(8,973,233)
NET ASSETS - 100%		$ 861,493,243
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Eurodollar Contracts
103 Eurodollar 90 Day Index Contracts	Sept. 2006	$ 101,588,900	$ (321,000)
103 Eurodollar 90 Day Index Contracts	Dec. 2006	101,596,625	(251,475)
103 Eurodollar 90 Day Index Contracts	March 2007	101,619,800	(158,887)
103 Eurodollar 90 Day Index Contracts	June 2007	101,648,125	9,638
103 Eurodollar 90 Day Index Contracts	Sept. 2007	101,666,150	70,542
TOTAL EURODOLLAR CONTRACTS			$ (651,182)
Sold
Eurodollar Contracts
5 Eurodollar 90 Day Index Contracts	Dec. 2007	4,935,500	8,955
5 Eurodollar 90 Day Index Contracts	March 2008	4,935,500	8,780
4 Eurodollar 90 Day Index Contracts	June 2008	3,948,200	7,859
3 Eurodollar 90 Day Index Contracts	Sept. 2008	2,960,963	5,926
2 Eurodollar 90 Day Index Contracts	Dec. 2008	1,973,775	3,367
1 Eurodollar 90 Day Index Contracts	March 2009	986,825	1,696
TOTAL EURODOLLAR CONTRACTS			36,583
			$ (614,599)
Swap Agreements
	Expiration Date	Notional Amount	Value
Credit Default Swaps

Receive monthly notional amount multiplied by 3.3% and pay to Morgan Stanley, Inc. upon default event of Ameriquest Mortgage Securities, Inc., par value of the notional amount of Ameriquest Mortgage Securities, Inc. Series 2004-R11 Class M9, 8.885% 11/25/34

	Dec. 2034	$ 275,000	$ 4,749
Receive from Citibank, upon default event of DaimlerChrysler NA Holding Corp., par value of the notional amount of DaimlerChrysler NA Holding Corp. 6.5% 11/15/13, and pay quarterly notional amount multiplied by .8%	June 2007	1,000,000	(6,580)
Receive monthly notional amount multiplied by 1.9% and pay Morgan Stanley, Inc., upon default event of Morgan Stanley ABS Capital, par value of the notional amount of Morgan Stanley ABS Capital I Series 2006-HE3 Class B3, 7.2225% 4/25/36	May 2036	500,000	(2,967)
Receive monthly notional amount multiplied by 2.39% and pay UBS upon default event of Fremont Home Loan Trust, par value of the notional amount of Fremont Home Loan Trust Series 2004-1 Class M9, 7.73% 2/25/34	March 2034	1,055,000	2,496
Receive monthly notional amount multiplied by 2.4% and pay Deutsche Bank upon default event of Fremont Home Loan Trust, par value of the notional amount of Fremont Home Loan Trust Series 2004-A Class B3, 7.2288% 1/25/34	Feb. 2034	305,732	405
Receive monthly notional amount multiplied by 2.7% and pay Morgan Stanley, Inc. upon default event of Park Place Securities, Inc., par value of the notional amount of Park Place Securities, Inc. Series 2005-WHQ2 Class M9, 6.41% 5/25/35	June 2035	845,000	(2,738)
Receive monthly notional amount multiplied by 2.79% and pay Merrill Lynch, Inc. upon default event of New Century Home Equity Loan Trust, par value of the notional amount of New Century Home Equity Loan Trust Series 2004-4 Class M9, 7.0788% 2/25/35	March 2035	610,000	5,491
Receive quarterly notional amount multiplied by .20% and pay Merrill Lynch, Inc. upon default event of American Transmission Co. LLC, par value of the notional amount of American Transmission Co. LLC 7.125% 3/15/11	May 2007	1,315,000	1,447
Swap Agreements - continued
	Expiration Date	Notional Amount	Value
Credit Default Swaps - continued
Receive quarterly notional amount multiplied by .26% and pay Morgan Stanley, Inc. upon default event of Amerada Hess Corp., par value of the notional amount of Amerada Hess Corp. 6.65% 8/15/11	March 2007	$ 1,650,000	$ 2,525
Receive quarterly notional amount multiplied by .28% and pay Morgan Stanley, Inc. upon default event of Amerada Hess Corp., par value of the notional amount of Amerada Hess 6.65% 8/15/11	March 2007	2,000,000	3,280
Receive quarterly notional amount multiplied by .285% and pay Deutsche Bank upon default event of ConocoPhillips, par value of the notional amount of ConocoPhillips 4.75% 10/15/12	Sept. 2011	2,200,000	(3,036)
Receive quarterly notional amount multiplied by .30% and pay Deutsche Bank upon default event of Entergy Corp., par value of the notional amount of Entergy Corp. 7.75% 12/15/09	March 2008	1,390,000	1,904
Receive quarterly notional amount multiplied by .30% and pay Goldman Sachs upon default event of Entergy Corp., par value of the notional amount of Entergy Corp. 7.75% 12/15/09	March 2008	1,015,000	1,391
Receive quarterly notional amount multiplied by .48% and pay Goldman Sachs upon default event of TXU Corp., par value of the notional amount of TXU Energy Co. LLC 7% 3/15/13	Sept. 2008	1,840,000	8,869
Receive quarterly notional amount multiplied by .78% and pay Goldman Sachs upon default event of TXU Corp., par value of the notional amount of TXU Energy Co. LLC 7% 3/15/13	Dec. 2008	1,750,000	20,265
Receive semi-annually notional amount multiplied by .42% and pay Credit Suisse First Boston upon default event of Russian Federation, par value of the notional amount of Russian Federation 5% 3/31/30	June 2007	1,900,000	2,261
TOTAL CREDIT DEFAULT SWAPS		19,650,732	39,762
Swap Agreements - continued
	Expiration Date	Notional Amount	Value
Total Return Swaps

Receive monthly notional amount multiplied by the nominal spread appreciation of the Lehman Brothers CMBS U.S. Aggregate Index adjusted by a modified duration factor and pay monthly notional amount multiplied by the nominal spread depreciation of the Lehman Brothers CMBS U.S. Aggregate Index adjusted by a modified duration factor with Lehman Brothers, Inc.

	Oct. 2006	$ 5,655,000	$ 2,164
Receive monthly notional amount multiplied by the nominal spread appreciation of the Lehman Brothers CMBS U.S. Aggregate Index adjusted by a modified duration factor and pay monthly notional amount multiplied by the nominal spread depreciation of the Lehman Brothers CMBS U.S. Aggregate Index adjusted by a modified duration factor with Citibank	Nov. 2006	6,800,000	3,243
Receive monthly notional amount multiplied by the nominal spread appreciation of the Lehman Brothers CMBS U.S. Aggregate Index adjusted by a modified duration factor and pay monthly notional amount multiplied by the nominal spread depreciation of the Lehman Brothers CMBS U.S. Aggregate Index adjusted by a modified duration factor with Lehman Brothers, Inc.	Jan. 2007	4,900,000	2,048
Receive monthly notional amount multiplied by the nominal spread appreciation of the Lehman Brothers CMBS U.S. Aggregate Index adjusted by a modified duration factor plus 20 basis points and pay monthly notional amount multiplied by the nominal spread depreciation of the Lehman Brothers CMBS U.S. Aggregate Index adjusted by a modified duration factor with Lehman Brothers, Inc.	Jan. 2007	3,000,000	705
Receive monthly notional amount multiplied by the nominal spread appreciation of the Lehman Brothers CMBS U.S. Aggregate Index adjusted by a modified duration factor plus 10 basis points and pay monthly notional amount multiplied by the nominal spread depreciation of the Lehman Brothers CMBS U.S. Aggregate Index adjusted by a modified duration factor with Lehman Brothers, Inc.	Nov. 2006	8,900,000	4,147
TOTAL TOTAL RETURN SWAPS		29,255,000	12,307
		$ 48,905,732	$ 52,069
Legend

(a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $114,788,836 or 13.3% of net assets.

(b) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(c) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $346,206.
(d) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(e) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited list of holdings for each fixed-income central fund, as of the investing fund's report date, is available upon request or at fidelity.com and/or advisor.fidelity.com, as applicable. The reports are located just after the fund's financial statements and quarterly reports but are not part of the financial statements or quarterly reports. In addition, the fixed-income central fund's financial statements, which are not covered by the investing fund's Report of Independent Registered Public Accounting Firm, are available on the EDGAR Database on the SEC's web site, www.sec.gov, or upon request.

(f) Security represents right to receive monthly interest payments on an underlying pool of mortgages. Principal shown is the par amount of the mortgage pool.

(g) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $2,196,449 or 0.3% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost
Aspetuck Trust 5.7869% 10/16/06	12/14/05	$ 2,195,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the fund from the affiliated Central funds is as follows:
Fund	Income earned
Fidelity Ultra-Short Central Fund	$ 13,482,875
Additional information regarding the fund's fiscal year to date purchases and sales, including the ownership percentage, of the following fixed income Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value,end of period	% ownership, end of period
Fidelity Ultra-Short Central Fund	$ 288,274,676	$ -	$ 50,500,019	$ 237,764,502	3.1%
Other Information
Distribution of investments by country of issue, as a percentage of total net assets, is as follows:
United States of America	85.1%
United Kingdom	8.4%
France	1.8%
Cayman Islands	1.1%
Others (individually less than 1%)	3.6%
100.0%
Income Tax Information
At July 31, 2006, the fund had a capital loss carryforward of approximately $1,917,431 all of which will expire on July 31, 2014.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

	July 31, 2006

Assets
Investment in securities, at value (including repurchase agreements of $23,839,000) - See accompanying schedule: Unaffiliated issuers (cost $632,873,000)	$ 632,701,974
Affiliated Central Funds (cost $237,531,138)	237,764,502
Total Investments (cost $870,404,138)		$ 870,466,476
Cash		916
Receivable for swap agreements		7,371
Receivable for fund shares sold		1,306,558
Interest receivable		3,522,720
Receivable for daily variation on futures contracts		10,087
Swap agreements, at value		52,069
Other receivables		155
Total assets		875,366,352

Liabilities
Payable for investments purchased Regular delivery	$ 10,689,698
Delayed delivery	1,499,415
Payable for fund shares redeemed	940,414
Distributions payable	407,013
Accrued management fee	238,511
Distribution fees payable	1,088
Other affiliated payables	96,970
Total liabilities		13,873,109

Net Assets		$ 861,493,243
Net Assets consist of:
Paid in capital		$ 863,673,830
Undistributed net investment income		106,939
Accumulated undistributed net realized gain (loss) on investments		(1,787,334)
Net unrealized appreciation (depreciation) on investments		(500,192)
Net Assets		$ 861,493,243

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Assets and Liabilities - continued

July 31, 2006

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($4,552,925 ÷ 454,316 shares)	$ 10.02

Maximum offering price per share (100/98.50 of $10.02)	$ 10.17
Class T: Net Asset Value and redemption price per share ($4,623,556 ÷ 461,366 shares)	$ 10.02

Maximum offering price per share (100/98.50 of $10.02)	$ 10.17
Ultra-Short Bond: Net Asset Value, offering price and redemption price per share ($850,329,439 ÷ 84,874,788 shares)	$ 10.02

Institutional Class: Net Asset Value, offering price and redemption price per share ($1,987,323 ÷ 198,428 shares)	$ 10.02

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Operations

	Year ended July 31, 2006

Investment Income
Interest		$ 28,826,439
Income from affiliated Central Funds		13,482,875
Total income		42,309,314

Expenses
Management fee	$ 2,887,734
Transfer agent fees	905,122
Distribution fees	10,051
Fund wide operations fee	254,545
Independent trustees' compensation	3,655
Miscellaneous	1,858
Total expenses before reductions	4,062,965
Expense reductions	(5,737)	4,057,228
Net investment income		38,252,086
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(134,456)
Affiliated Central Funds	(68,282)
Futures contracts	(1,229,016)
Swap agreements	325,332
Total net realized gain (loss)		(1,106,422)
Change in net unrealized appreciation (depreciation) on: Investment securities	82,562
Futures contracts	9,496
Swap agreements	(15,516)
Total change in net unrealized appreciation (depreciation)		76,542
Net gain (loss)		(1,029,880)
Net increase (decrease) in net assets resulting from operations		$ 37,222,206

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

	Year ended July 31, 2006	Year ended July 31, 2005
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 38,252,086	$ 18,477,979
Net realized gain (loss)	(1,106,422)	(526,929)
Change in net unrealized appreciation (depreciation)	76,542	(889,284)
Net increase (decrease) in net assets resulting from operations	37,222,206	17,061,766
Distributions to shareholders from net investment income	(38,283,502)	(18,371,771)
Distributions to shareholders from net realized gain	-	(213,972)
Total distributions	(38,283,502)	(18,585,743)
Share transactions - net increase (decrease)	(51,227,531)	334,021,363
Redemption fees	28,307	34,215
Total increase (decrease) in net assets	(52,260,520)	332,531,601

Net Assets
Beginning of period	913,753,763	581,222,162
End of period (including undistributed net investment income of $106,939 and undistributed net investment income of $26,805, respectively)	$ 861,493,243	$ 913,753,763

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class A

Years ended July 31,	2006	2005	2004 H
Selected Per-Share Data
Net asset value, beginning of period	$ 10.03	$ 10.05	$ 10.04
Income from Investment Operations
Net investment income E	.400	.223	.013
Net realized and unrealized gain (loss)	(.009)	(.026)	.011
Total from investment operations	.391	.197	.024
Distributions from net investment income	(.401)	(.214)	(.014)
Distributions from net realized gain	-	(.003)	-
Total distributions	(.401)	(.217)	(.014)
Redemption fees added to paid in capital E, J	-	-	-
Net asset value, end of period	$ 10.02	$ 10.03	$ 10.05
Total Return B, C, D	3.97%	1.98%	.24%
Ratios to Average Net Assets F, I
Expenses before reductions	.70%	.78%	.85% A
Expenses net of fee waivers, if any	.70%	.70%	.70% A
Expenses net of all reductions	.70%	.70%	.70% A
Net investment income	4.00%	2.23%	1.11% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 4,553	$ 2,557	$ 316
Portfolio turnover rate G	39%	33%	53%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the affiliated central fund.

G Amounts do not include the portfolio activity of the affiliated central fund.

H For the period June 16, 2004 (commencement of sale of shares) to July 31, 2004.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended July 31,	2006	2005	2004 H
Selected Per-Share Data
Net asset value, beginning of period	$ 10.03	$ 10.05	$ 10.04
Income from Investment Operations
Net investment income E	.404	.222	.013
Net realized and unrealized gain (loss)	(.011)	(.025)	.010
Total from investment operations	.393	.197	.023
Distributions from net investment income	(.403)	(.214)	(.013)
Distributions from net realized gain	-	(.003)	-
Total distributions	(.403)	(.217)	(.013)
Redemption fees added to paid in capital E, J	-	-	-
Net asset value, end of period	$ 10.02	$ 10.03	$ 10.05
Total Return B, C, D	4.00%	1.98%	.23%
Ratios to Average Net Assets F, I
Expenses before reductions	.68%	.77%	.86% A
Expenses net of fee waivers, if any	.68%	.70%	.70% A
Expenses net of all reductions	.68%	.70%	.70% A
Net investment income	4.03%	2.23%	1.11% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 4,624	$ 4,044	$ 356
Portfolio turnover rate G	39%	33%	53%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the affiliated central fund.

G Amounts do not include the portfolio activity of the affiliated central fund.

H For the period June 16, 2004 (commencement of sale of shares) to July 31, 2004.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Ultra-Short Bond

Years ended July 31,	2006	2005	2004	2003 G
Selected Per-Share Data
Net asset value, beginning of period	$ 10.03	$ 10.05	$ 10.02	$ 10.00
Income from Investment Operations
Net investment income D	.427	.241	.122	.137
Net realized and unrealized gain (loss)	(.011)	(.026)	.029	.052
Total from investment operations	.416	.215	.151	.189
Distributions from net investment income	(.426)	(.232)	(.122)	(.173)
Distributions from net realized gain	-	(.003)	-	-
Total distributions	(.426)	(.235)	(.122)	(.173)
Redemption fees added to paid in capital D	- I	- I	.001	.004
Net asset value, end of period	$ 10.02	$ 10.03	$ 10.05	$ 10.02
Total Return B, C	4.23%	2.16%	1.52%	1.94%
Ratios to Average Net Assets E, H
Expenses before reductions	.45%	.58%	.62%	.70% A
Expenses net of fee waivers, if any	.45%	.53%	.55%	.55% A
Expenses net of all reductions	.45%	.53%	.55%	.55% A
Net investment income	4.26%	2.41%	1.21%	1.50% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 850,329	$ 906,644	$ 580,174	$ 225,203
Portfolio turnover rate F	39%	33%	53%	39% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the affiliated central fund.

F Amounts do not include the portfolio activity of the affiliated central fund.

G For the period August 29, 2002 (commencement of operations) to July 31, 2003.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Institutional Class

Years ended July 31,	2006	2005	2004 G
Selected Per-Share Data
Net asset value, beginning of period	$ 10.03	$ 10.05	$ 10.04
Income from Investment Operations
Net investment income D	.420	.240	.015
Net realized and unrealized gain (loss)	(.008)	(.026)	.010
Total from investment operations	.412	.214	.025
Distributions from net investment income	(.422)	(.231)	(.015)
Distributions from net realized gain	-	(.003)	-
Total distributions	(.422)	(.234)	(.015)
Redemption fees added to paid in capital D, I	-	-	-
Net asset value, end of period	$ 10.02	$ 10.03	$ 10.05
Total Return B, C	4.19%	2.15%	.25%
Ratios to Average Net Assets E, H
Expenses before reductions	.49%	.58%	.67% A
Expenses net of fee waivers, if any	.49%	.55%	.55% A
Expenses net of all reductions	.49%	.55%	.55% A
Net investment income	4.22%	2.38%	1.26% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,987	$ 509	$ 376
Portfolio turnover rate F	39%	33%	53%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the affiliated central fund.

F Amounts do not include the portfolio activity of the affiliated central fund.

G For the period June 16, 2004 (commencement of sale of shares) to July 31, 2004.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended July 31, 2006

1. Significant Accounting Policies.

Fidelity Ultra-Short Bond Fund (the Fund) is a non-diversified fund of Fidelity Income Fund (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The Fund offers Class A, Class T, Ultra-Short Bond (the original class), and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

The Fund may invest in Fidelity Ultra-Short Central Fund (Ultra-Short Central Fund) referred to as the Central Fund, which is an open-end investment company available to investment companies and other accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the Fund, which are also consistently followed by the Central Fund:

Security Valuation. Investments are valued and net asset value per share is calculated (NAV calculation) as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments. Debt securities, including restricted securities, for which quotations are readily available, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices.

When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. The frequency of when fair value pricing is used is unpredictable. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities. Investments in open-end mutual funds, including the Central Fund, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

Annual Report

1. Significant Accounting Policies - continued

Investment Transactions and Income. Security transactions, including the Fund's investment activity in the Central Fund, are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Interest income and distributions from the Central Fund are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to futures transactions, swap agreements, market discount, financing transactions, capital loss carryforwards and losses deferred due to excise tax regulations.

The tax-basis components of distributable earnings and the federal tax cost as of period end were as follows:

Unrealized appreciation	$ 1,312,725
Unrealized depreciation	(1,126,965)
Net unrealized appreciation (depreciation)	185,760
Undistributed ordinary income	324,954
Capital loss carryforward	(1,917,431)

Cost for federal income tax purposes	$ 870,280,716

Annual Report

Notes to Financial Statements - continued

1. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The tax character of distributions paid was as follows:

	July 31, 2006	July 31, 2005
Ordinary Income	$ 38,283,502	$ 18,371,770
Long-term Capital Gains	-	213,973
Total	$ 38,283,502	$ 18,585,743

Short-Term Trading (Redemption) Fees. Shares held in the Fund less than 60 days are subject to a redemption fee equal to .25% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by FMR, are retained by the Fund and accounted for as an addition to paid in capital.

New Accounting Pronouncement. In July 2006, Financial Accounting Standards Board Interpretation No. 48, Accounting for Uncertainty in Income Taxes - an interpretation of FASB Statement 109 (FIN 48) was issued and is effective for fiscal years beginning after December 15, 2006. FIN 48 sets forth a threshold for financial statement recognition, measurement and disclosure of a tax position taken or expected to be taken on a tax return. Management is currently evaluating the impact, if any, the adoption of FIN 48 will have on the Fund's net assets and results of operations.

2. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Delayed Delivery Transactions and When-Issued Securities. The Fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked-to-market daily and equivalent deliverable

Annual Report

2. Operating Policies - continued

Delayed Delivery Transactions and When-Issued Securities - continued

securities are held for the transaction. The value of the securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Futures Contracts. The Fund may use futures contracts to manage its exposure to the bond market and to fluctuations in interest rates. Buying futures tends to increase a fund's exposure to the underlying instrument, while selling futures tends to decrease a fund's exposure to the underlying instrument or hedge other fund investments. Upon entering into a futures contract, a fund is required to deposit with a clearing broker, no later than the following business day, an amount ("initial margin") equal to a certain percentage of the face value of the contract. The initial margin may be in the form of cash or securities and is transferred to a segregated account on settlement date. Subsequent payments ("variation margin") are made or received by a fund depending on the daily fluctuations in the value of the futures contract and are accounted for as unrealized gains or losses. Realized gains (losses) are recorded upon the expiration or closing of the futures contract. Securities deposited to meet margin requirements are identified in the Schedule of Investments. Futures contracts involve, to varying degrees, risk of loss in excess of any futures variation margin reflected in the Statement of Assets and Liabilities. The underlying face amount at value of any open futures contracts at period end is shown in the Schedule of Investments under the caption "Futures Contracts." This amount reflects each contract's exposure to the underlying instrument at period end. Losses may arise from changes in the value of the underlying instruments or if the counterparties do not perform under the contract's terms. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the fund's Schedule of Investments.

Annual Report

Notes to Financial Statements - continued

2. Operating Policies - continued

Swap Agreements. The Fund may invest in swaps for the purpose of managing its exposure to interest rate, credit or market risk.

Total return swaps are agreements to exchange the return generated by one instrument or index for the return generated by another instrument, for example, the agreement to pay interest in exchange for a market-linked return based on a notional amount. To the extent the total return of the index exceeds the offsetting interest obligation, a fund will receive a payment from the counterparty. To the extent it is less, a fund will make a payment to the counterparty. Periodic payments received or made by the Fund are recorded in the accompanying Statement of Operations as realized gains or losses, respectively.

Credit default swaps involve the exchange of a fixed rate premium for protection against the loss in value of an underlying debt instrument in the event of a defined credit event (such as payment default or bankruptcy). Under the terms of the swap, one party acts as a "guarantor" receiving a periodic payment that is a fixed percentage applied to a notional principal amount. In return the party agrees to purchase the notional amount of the underlying instrument, at par, if a credit event occurs during the term of the swap. The Fund may enter into credit default swaps in which either it or its counterparty act as guarantors. By acting as the guarantor of a swap, a fund assumes the market and credit risk of the underlying instrument including liquidity and loss of value. Periodic payments and premiums received or made by the Fund are recorded in the accompanying Statement of Operations as realized gains or losses, respectively.

Swaps are marked-to-market daily based on dealer-supplied valuations and changes in value are recorded as unrealized appreciation (depreciation). Gains or losses are realized upon early termination of the swap agreement. Collateral, in the form of cash or securities, may be required to be held in segregated accounts with a fund's custodian in compliance with swap contracts. Risks may exceed amounts recognized on the Statement of Assets and Liabilities. These risks include changes in the returns of the underlying instruments, failure of the counterparties to perform under the contracts' terms and the possible lack of liquidity with respect to the swap agreements. Details of swap agreements open at period end are included in the Fund's Schedule of Investments under the caption "Swap Agreements."

Mortgage Dollar Rolls. To earn additional income, the Fund may employ trading strategies which involve the sale and simultaneous agreement to repurchase similar securities ("mortgage dollar rolls") or the purchase and simultaneous agreement to sell similar securities ("reverse mortgage dollar rolls"). The securities traded are mortgage securities and bear the same interest rate but may be collateralized by different pools of mortgages. During the period between the sale and repurchase in a mortgage dollar roll transaction, a fund will not be entitled to receive interest and principal payments on the

Annual Report

2. Operating Policies - continued

Mortgage Dollar Rolls - continued

securities sold but will invest the proceeds of the sale in other securities which may enhance the yield and total return. In addition, the difference between the sale price and the future purchase price is recorded as an adjustment to investment income. During the period between the purchase and subsequent sale in a reverse mortgage dollar roll transaction a fund is entitled to interest and principal payments on the securities purchased. The price differential between the purchase and sale is recorded as an adjustment to investment income. Losses may arise due to changes in the value of the securities or if the counterparty does not perform under the terms of the agreement. If the counterparty files for bankruptcy or becomes insolvent, a fund's right to repurchase or sell securities may be limited.

3. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and U.S. government securities, aggregated $296,940,910 and $234,644,796, respectively.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .20% of the Fund's average net assets and a group fee rate that averaged ..12% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annual management fee rate was .32% of the Fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.15%	$ 4,724	$ 432
Class T	0%	.15%	5,327	2,729
			$ 10,051	$ 3,161

Annual Report

Notes to Financial Statements - continued

4. Fees and Other Transactions with Affiliates - continued

Sales Load. FDC receives a front-end sales charge of up to 1.50% for selling Class A and Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of a contingent deferred sales charges levied on Class A, and Class T redemptions. These charges depend on the holding period. The deferred sales charges range from .75% to .50% for certain purchases of Class A shares (.25% prior to February 24, 2006) and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 2,219
Class T	674
$ 2,893

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund, except for Ultra-Short Bond. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, is the transfer agent for Ultra-Short Bond shares. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FSC receives an asset-based fee of .10% of Ultra-Short Bond's average net assets. FIIOC and FSC pay for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period the total transfer agent fees paid by each class to FIIOC or FSC, were as follows:

	Amount	% of Average Net Assets
Class A	$ 6,362.20
Class T	6,322.18
Ultra-Short Bond	891,306.10
Institutional Class	1,132.14
	$ 905,122

Fundwide Operations Fee. Pursuant to the Fundwide Operations and Expense Agreement (FWOE), FMR has agreed to provide for fund level expenses (which do not include transfer agent, Rule 12b-1 fees, compensation of the independent trustees, interest (including commitment fees), taxes or extraordinary expenses, if any) in return for a FWOE fee equal to .35% less the total amount of the management fee. The FWOE paid by the Fund is reduced by an amount equal to the fees and expenses paid to the independent trustees. For the period, the FWOE fee was equivalent to an annual rate of .03% of average net assets.

Annual Report

4. Fees and Other Transactions with Affiliates - continued

Affiliated Central Funds. The Fund may invest in Ultra-Short Central Fund, managed by Fidelity Investments Money Management, Inc. (FIMM), which seeks to obtain a high level of current income consistent with preservation of capital by investing in U.S. dollar denominated money market and investment-grade debt securities.

The Fund's Schedule of Investments lists the Central Fund as an investment of the Fund but does not include the underlying holdings of the Central Fund. Based on its investment objectives, the Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the Fund and may involve certain economic risks, including the risk that a counterparty to one or more of these transactions may be unable or unwilling to comply with the terms of the governing agreement. This may result in a decline in value of the Central Fund and the Fund.

A complete unaudited list of holdings for the Central Fund, as of the Fund's report date, is available upon request or at fidelity.com and/or advisor.fidelity.com, as applicable. The reports are located just after the Fund's financial statements and quarterly reports but are not part of the financial statements or quarterly reports. In addition, the Central Fund financial statements, which are not covered by this Fund's Report of Independent Registered Public Accounting Firm, are available on the EDGAR Database on the SEC's web site, www.sec.gov, or upon request.

The Central Funds do not pay a management fee.

5. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro rata portion of the line of credit, which amounts to $1,858 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

6. Expense Reductions.

Through arrangements with the Fund's custodian and each class' transfer agent, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $2,662. During the period, credits reduced each class' transfer agent expense as noted in the table below.

Transfer Agent expense reduction
Ultra-Short Bond	$ 3,075

Annual Report

Notes to Financial Statements - continued

7. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

8. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Years ended July 31,
	2006	2005
From net investment income
Class A	$ 126,997	$ 41,869
Class T	141,086	50,050
Ultra-Short Bond	37,977,353	18,257,386
Institutional Class	38,066	22,466
Total	$ 38,283,502	$ 18,371,771
From net realized gain
Class A	$ -	$ 407
Class T	-	503
Ultra-Short Bond	-	212,634
Institutional Class	-	428
Total	$ -	$ 213,972

9. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Years ended July 31,		Years ended July 31,
	2006	2005	2006	2005
Class A
Shares sold	574,958	314,954	$ 5,763,274	$ 3,163,548
Reinvestment of distributions	10,043	3,804	100,637	38,189
Shares redeemed	(385,505)	(95,385)	(3,863,258)	(957,951)
Net increase (decrease)	199,496	223,373	$ 2,000,653	$ 2,243,786
Class T
Shares sold	357,260	597,602	$ 3,579,216	$ 6,002,298
Reinvestment of distributions	13,205	4,137	132,333	41,523
Shares redeemed	(312,176)	(234,046)	(3,129,874)	(2,350,424)
Net increase (decrease)	58,289	367,693	$ 581,675	$ 3,693,397

Annual Report

9. Share Transactions - continued

	Shares		Dollars
	Years ended July 31,		Years ended July 31,
	2006	2005	2006	2005
Ultra-Short Bond
Shares sold	39,226,057	63,063,839	$ 393,000,678	$ 633,315,534
Reinvestment of distributions	3,400,651	1,643,763	34,072,273	16,499,718
Shares redeemed	(48,147,604)	(32,055,308)	(482,361,462)	(321,868,107)
Net increase (decrease)	(5,520,896)	32,652,294	$ (55,288,511)	$ 327,947,145
Institutional Class
Shares sold	190,577	296,985	$ 1,908,425	$ 2,986,442
Reinvestment of distributions	756	2,113	7,577	21,221
Shares redeemed	(43,621)	(285,834)	(437,350)	(2,870,628)
Net increase (decrease)	147,712	13,264	$ 1,478,652	$ 137,035

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Income Fund and the Shareholders of Fidelity Ultra-Short Bond Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Ultra-Short Bond Fund (a fund of Fidelity Income Fund) at July 31, 2006, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Ultra-Short Bond Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at July 31, 2006 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

PricewaterhouseCoopers LLP
Boston, Massachusetts
September 14, 2006

Annual Report

Trustees and Officers

The Trustees, Member of the Advisory Board, and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, and review the fund's performance. Except for William O. McCoy and Albert R. Gamper, Jr., each of the Trustees oversees 347 funds advised by FMR or an affiliate. Mr. McCoy oversees 347 funds advised by FMR or an affiliate. Mr. Gamper oversees 292 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 72nd birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers and Advisory Board Member hold office without limit in time, except that any officer and Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Edward C. Johnson 3d (76)

Year of Election or Appointment: 1984

Mr. Johnson is Chairman of the Board of Trustees. Mr. Johnson serves as President (2006-present), Chief Executive Officer, Chairman, and a Director of FMR Corp.; Chairman and a Director of FMR; Chairman and a Director of Fidelity Research & Analysis Company (FRAC); Chairman and a Director of Fidelity Investments Money Management, Inc.; and Chairman (2001-present) and a Director (1999-present) of FMR Co., Inc. In addition, Mr. Johnson serves as Chairman and Director of Fidelity International Limited (FIL).

Stephen P. Jonas (53)

Year of Election or Appointment: 2005

Mr. Jonas is Senior Vice President of the fund (2005 -present). He also serves as Senior Vice President of other Fidelity funds (2005-present). Mr. Jonas is Executive Director of FMR (2005-present) and FMR Co., Inc. (2005-present). He also serves as a Director of Fidelity Investments Money Management, Inc. (2005-present) and FMR Corp. (2003- present). Previously, Mr. Jonas served as President of Fidelity Enterprise Operations and Risk Services (2004-2005), Chief Administrative Officer (2002-2004), and Chief Financial Officer of FMR Corp. (1998-2002). In addition, he serves on the Boards of Boston Ballet (2003-present) and Simmons College (2003-present).

Robert L. Reynolds (54)

Year of Election or Appointment: 2003

Mr. Reynolds is President and a Director of FMR (2005-present), Fidelity Investments Money Management, Inc. (2005-present), and FMR Co., Inc. (2005-present). Mr. Reynolds also serves as a Director (2003- present) and Chief Operating Officer (2000-present) of FMR Corp. and a Director of Strategic Advisers, Inc. (2005-present). He also serves on the Board at Fidelity Investments Canada, Ltd. (2000-present). Previously, Mr. Reynolds served as President of Fidelity Investments Institutional Retirement Group (1996-2000).

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

Annual Report

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupation
Dennis J. Dirks (58)

Year of Election or Appointment: 2005

Prior to his retirement in May 2003, Mr. Dirks was Chief Operating Officer and a member of the Board of The Depository Trust & Clearing Corporation (DTCC) (1999-2003). He also served as President, Chief Operating Officer, and Board member of The Depository Trust Company (DTC) (1999-2003) and President and Board member of the National Securities Clearing Corporation (NSCC) (1999-2003). In addition, Mr. Dirks served as Chief Executive Officer and Board member of the Government Securities Clearing Corporation (2001-2003) and Chief Executive Officer and Board member of the Mortgage-Backed Securities Clearing Corporation (2001-2003). Mr. Dirks also serves as a Trustee and a member of the Finance Committee of Manhattan College (2005-present) and a Trustee and a member of the Finance Committee of AHRC of Nassau County (2006-present).

Albert R. Gamper, Jr. (64)

Year of Election or Appointment: 2006

Mr. Gamper also serves as a Trustee (2006-present) or Member of the Advisory Board (2005-present) of other investment companies advised by FMR. Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (1989-2002). He currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2001-present), Chairman of the Board of Governors, Rutgers University (2004-present), and Chairman of the Board of Saint Barnabas Health Care System.

Robert M. Gates (63)

Year of Election or Appointment: 1997

Dr. Gates is Chairman of the Independent Trustees (2006-present). Dr. Gates is President of Texas A&M University (2002-present). He was Director of the Central Intelligence Agency (CIA) from 1991 to 1993. From 1989 to 1991, Dr. Gates served as Assistant to the President of the United States and Deputy National Security Advisor. Dr. Gates is a Director of NACCO Industries, Inc. (mining and manufacturing), Parker Drilling Co., Inc. (drilling and rental tools for the energy industry, 2001-present), and Brinker International (restaurant management, 2003-present). Previously, Dr. Gates served as a Director of LucasVarity PLC (automotive components and diesel engines), a Director of TRW Inc. (automotive, space, defense, and information technology), and Dean of the George Bush School of Government and Public Service at Texas A&M University (1999-2001).

George H. Heilmeier (70)

Year of Election or Appointment: 2004

Dr. Heilmeier is Chairman Emeritus of Telcordia Technologies (communication software and systems), where prior to his retirement, he served as company Chairman and Chief Executive Officer. He currently serves on the Boards of Directors of The Mitre Corporation (systems engineering and information technology support for the government), and HRL Laboratories (private research and development, 2004-present). He is Chairman of the General Motors Science & Technology Advisory Board and a Life Fellow of the Institute of Electrical and Electronics Engineers (IEEE). Dr. Heilmeier is a member of the Defense Science Board and the National Security Agency Advisory Board. He is also a member of the National Academy of Engineering, the American Academy of Arts and Sciences, and the Board of Overseers of the School of Engineering and Applied Science of the University of Pennsylvania. Previously, Dr. Heilmeier served as a Director of TRW Inc. (automotive, space, defense, and information technology, 1992-2002), Compaq (1994-2002), Automatic Data Processing, Inc. (ADP) (technology-based business outsourcing, 1995-2002), INET Technologies Inc. (telecommunications network surveillance, 2001-2004), and Teletech Holdings (customer management services). He is the recipient of the 2005 Kyoto Prize in Advanced Technology for his invention of the liquid crystal display.

Marie L. Knowles (59)

Year of Election or Appointment: 2001

Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. She currently serves as a Director of Phelps Dodge Corporation (copper mining and manufacturing) and McKesson Corporation (healthcare service, 2002-present). Ms. Knowles is a Trustee of the Brookings Institution and the Catalina Island Conservancy and also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California.

Ned C. Lautenbach (62)

Year of Election or Appointment: 2000

Mr. Lautenbach has been a partner of Clayton, Dubilier & Rice, Inc. (private equity investment firm) since September 1998. Previously, Mr. Lautenbach was with the International Business Machines Corporation (IBM) from 1968 until his retirement in 1998. Mr. Lautenbach serves as a Director of Italtel Holding S.p.A. (telecommunications (Milan, Italy), 2004-present) and Eaton Corporation (diversified industrial) as well as the Philharmonic Center for the Arts in Naples, Florida. He also is a member of the Board of Trustees of Fairfield University (2005-present), as well as a member of the Council on Foreign Relations.

William O. McCoy (72)

Year of Election or Appointment: 1997

Prior to his retirement in December 1994, Mr. McCoy was Vice Chairman of the Board of BellSouth Corporation (telecommunications) and President of BellSouth Enterprises. He is currently a Director of Duke Realty Corporation (real estate). He is also a partner of Franklin Street Partners (private investment management firm). In addition, Mr. McCoy served as the Interim Chancellor (1999-2000) and a member of the Board of Visitors for the University of North Carolina at Chapel Hill and currently serves as Chairman of the Board of Directors of the University of North Carolina Health Care System. He also served as Vice President of Finance for the University of North Carolina (16-school system).

Cornelia M. Small (62)

Year of Election or Appointment: 2005

Ms. Small is a member (2000-present) and Chairperson (2002-present) of the Investment Committee, and a member (2002-present) of the Board of Trustees of Smith College. Previously, she served as Chief Investment Officer (1999-2000), Director of Global Equity Investments (1996-1999), and a member of the Board of Directors of Scudder, Stevens & Clark (1990-1997) and Scudder Kemper Investments (1997-1999). In addition, Ms. Small served as Co-Chair (2000-2003) of the Annual Fund for the Fletcher School of Law and Diplomacy.

William S. Stavropoulos (67)

Year of Election or Appointment: 2001

Mr. Stavropoulos is Chairman Emeritus of the Board of Directors of The Dow Chemical Company. Since joining The Dow Chemical Company in 1967, Mr. Stavropoulos served in numerous senior management positions, including President (1993-2000; 2002-2003), CEO (1995-2000; 2002-2004), and Chairman of the Executive Committee (2000-2004). Currently, he is a Director of NCR Corporation (data warehousing and technology solutions), BellSouth Corporation (telecommunications), Chemical Financial Corporation, Maersk Inc. (industrial conglomerate, 2002-present), and Metalmark Capital (private equity investment firm, 2005-present). He also serves as a member of the Board of Trustees of the American Enterprise Institute for Public Policy Research. In addition, Mr. Stavropoulos is a member of The Business Council, J.P. Morgan International Council and the University of Notre Dame Advisory Council for the College of Science.

Kenneth L. Wolfe (67)

Year of Election or Appointment: 2005

Prior to his retirement in 2001, Mr. Wolfe was Chairman and Chief Executive Officer of Hershey Foods Corporation (1993-2001). He currently serves as a member of the boards of Adelphia Communications Corporation (2003-present), Bausch & Lomb, Inc., and Revlon Inc. (2004-present).

Annual Report

Advisory Board Member and Executive Officers:

Correspondence intended for Mr. Keyes may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235. Correspondence intended for each executive officer and Mr. Lynch may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
James H. Keyes (65)

Year of Election or Appointment: 2006

Member of the Advisory Board of Fidelity Income Fund (2006). Prior to his retirement in 2003, Mr. Keyes was Chairman, President, and Chief Executive Officer of Johnson Controls, Inc. (automotive supplier, 1993-2003). He currently serves as a member of the boards of LSI Logic Corporation (semiconductor technologies, 1984-present), Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines, 2002-present), and Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions, 1998-present).

Peter S. Lynch (62)

Year of Election or Appointment: 2003

Member of the Advisory Board of Fidelity Income Fund (2003). Mr. Lynch is Vice Chairman and a Director of FMR, and Vice Chairman (2001-present) and a Director (1999-present) of FMR Co., Inc. Previously, Mr. Lynch served as a Trustee of the Fidelity funds (1990-2003). In addition, he serves as the Chairman of the Inner-City Scholarship Fund.

Boyce I. Greer (50)

Year of Election or Appointment: 2006

Vice President of the fund. Mr. Greer also serves as Vice President of certain Equity Funds (2005-present), certain Asset Allocation Funds (2005-present), Fixed-Income Funds (2006-present), and Money Market Funds (2006-present). Mr. Greer is also a Trustee of other investment companies advised by FMR (2003-present). He is an Executive Vice President of FMR (2005-present) and FMR Co., Inc. (2005-present), and Senior Vice President of Fidelity Investments Money Management, Inc. (2006-present). Previously, Mr. Greer served as a Director and Managing Director of Strategic Advisers, Inc. (2002-2005), and Executive Vice President (2000-2002) and Money Market Group Leader (1997-2002) of the Fidelity Investments Fixed Income Division. He also served as Vice President of Fidelity's Money Market Funds (1997-2002), Senior Vice President of FMR (1997-2002), and Vice President of FIMM (1998-2002).

David L. Murphy (58)

Year of Election or Appointment: 2005

Vice President of the fund. Mr. Murphy also serves as Vice President of Fidelity's Money Market Funds (2002-present), certain Asset Allocation Funds (2003-present), Fixed-Income Funds (2005-present), and Balanced Funds (2005-present). He serves as Senior Vice President (2000-present) and Head (2004-present) of the Fidelity Investments Fixed Income Division. Mr. Murphy is also a Senior Vice President of Fidelity Investments Money Management, Inc. (2003-present) and an Executive Vice President of FMR (2005-present). Previously, Mr. Murphy served as Money Market Group Leader (2002-2004), Bond Group Leader (2000-2002), and Vice President of Fidelity's Taxable Bond Funds (2000-2002) and Fidelity's Municipal Bond Funds (2001-2002).

Thomas J. Silvia (45)

Year of Election or Appointment: 2005

Vice President of the fund. Mr. Silvia also serves as Vice President of Fidelity's Fixed-Income Funds (2005-present), certain Balanced Funds (2005-present), certain Asset Allocation Funds (2005-present), and Senior Vice President and Bond Group Leader of the Fidelity Investments Fixed-Income Division (2005-present). Previously, Mr. Silvia served as Director of Fidelity's Taxable Bond portfolio managers (2002-2004) and a portfolio manager in the Bond Group (1997-2004).

Andrew Dudley (41)

Year of Election or Appointment: 2002

Vice President of the fund. Mr. Dudley also serves as Vice President of other funds advised by FMR. Prior to assuming his current responsibilities, Mr. Dudley worked as a portfolio manager.

Eric D. Roiter (57)

Year of Election or Appointment: 2002

Secretary of the fund. He also serves as Secretary of other Fidelity funds; Vice President, General Counsel, and Secretary of FMR Co., Inc. (2001-present) and FMR; Assistant Secretary of Fidelity Management & Research (U.K.) Inc. (2001-present), Fidelity Research & Analysis Company (2001-present), and Fidelity Investments Money Management, Inc. (2001-present). Mr. Roiter is an Adjunct Member, Faculty of Law, at Boston College Law School (2003-present). Previously, Mr. Roiter served as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (1998-2005).

Stuart Fross (46)

Year of Election or Appointment: 2003

Assistant Secretary of the fund. Mr. Fross also serves as Assistant Secretary of other Fidelity funds (2003-present), Vice President and Secretary of FDC (2005-present), and is an employee of FMR.

Christine Reynolds (47)

Year of Election or Appointment: 2004

President and Treasurer of the fund. Ms. Reynolds also serves as President and Treasurer of other Fidelity funds (2004-present) and is a Vice President (2003-present) and an employee (2002-present) of FMR. Before joining Fidelity Investments, Ms. Reynolds worked at PricewaterhouseCoopers LLP (PwC) (1980-2002), where she was most recently an audit partner with PwC's investment management practice.

R. Stephen Ganis (40)

Year of Election or Appointment: 2006

Anti-Money Laundering (AML) officer of the fund. Mr. Ganis also serves as AML officer of other Fidelity funds (2006-present) and FMR Corp. (2003-present). Before joining Fidelity Investments, Mr. Ganis practiced law at Goodwin Procter, LLP (2000-2002).

Joseph B. Hollis (58)

Year of Election or Appointment: 2006

Chief Financial Officer of the fund. Mr. Hollis also serves as Chief Financial Officer of other Fidelity funds. Mr. Hollis is President of Fidelity Pricing and Cash Management Services (FPCMS) (2005-present). Mr. Hollis also serves as President and Director of Fidelity Service Company, Inc. (2006-present). Previously, Mr. Hollis served as Senior Vice President of Cash Management Services (1999-2002) and Investment Management Operations (2002-2005).

Kenneth A. Rathgeber (59)

Year of Election or Appointment: 2004

Chief Compliance Officer of the fund. Mr. Rathgeber also serves as Chief Compliance Officer of other Fidelity funds (2004-present) and Executive Vice President of Risk Oversight for Fidelity Investments (2002-present). He is Chief Compliance Officer of FMR (2005-present), FMR Co., Inc. (2005-present), Fidelity Management & Research (U.K.) Inc. (2005-present), Fidelity Research & Analysis Company (2005- present), Fidelity Investments Money Management, Inc. (2005-present), and Strategic Advisers, Inc. (2005-present). Previously, Mr. Rathgeber served as Executive Vice President and Chief Operating Officer for Fidelity Investments Institutional Services Company, Inc. (1998-2002).

Bryan A. Mehrmann (45)

Year of Election or Appointment: 2005

Deputy Treasurer of the fund. Mr. Mehrmann also serves as Deputy Treasurer of other Fidelity funds (2005-present) and is an employee of FMR. Previously, Mr. Mehrmann served as Vice President of Fidelity Investments Institutional Services Group (FIIS)/Fidelity Investments Institutional Operations Corporation, Inc. (FIIOC) Client Services (1998-2004).

Kimberley H. Monasterio (42)

Year of Election or Appointment: 2004

Deputy Treasurer of the fund. Ms. Monasterio also serves as Deputy Treasurer of other Fidelity funds (2004) and is an employee of FMR (2004). Before joining Fidelity Investments, Ms. Monasterio served as Treasurer (2000-2004) and Chief Financial Officer (2002-2004) of the Franklin Templeton Funds and Senior Vice President of Franklin Templeton Services, LLC (2000-2004).

Kenneth B. Robins (36)

Year of Election or Appointment: 2005

Deputy Treasurer of the fund. Mr. Robins also serves as Deputy Treasurer of other Fidelity funds (2005-present) and is an employee of FMR (2004-present). Before joining Fidelity Investments, Mr. Robins worked at KPMG LLP, where he was a partner in KPMG's department of professional practice (2002-2004) and a Senior Manager (1999-2000). In addition, Mr. Robins served as Assistant Chief Accountant, United States Securities and Exchange Commission (2000-2002).

Robert G. Byrnes (39)

Year of Election or Appointment: 2005

Assistant Treasurer of the fund. Mr. Byrnes also serves as Assistant Treasurer of other Fidelity funds (2005-present) and is an employee of FMR (2005-present). Previously, Mr. Byrnes served as Vice President of FPCMS (2003-2005). Before joining Fidelity Investments, Mr. Byrnes worked at Deutsche Asset Management where he served as Vice President of the Investment Operations Group (2000-2003).

John H. Costello (59)
Year of Election or Appointment: 2002 Assistant Treasurer of the fund. Mr. Costello also serves as Assistant Treasurer of other Fidelity funds and is an employee of FMR.
Peter L. Lydecker (52)
Year of Election or Appointment: 2004 Assistant Treasurer of the fund. Mr. Lydecker also serves as Assistant Treasurer of other Fidelity funds (2004) and is an employee of FMR.
Mark Osterheld (51)
Year of Election or Appointment: 2002 Assistant Treasurer of the fund. Mr. Osterheld also serves as Assistant Treasurer of other Fidelity funds (2002) and is an employee of FMR.
Gary W. Ryan (47)

Year of Election or Appointment: 2005

Assistant Treasurer of the fund. Mr. Ryan also serves as Assistant Treasurer of other Fidelity funds (2005-present) and is an employee of FMR (2005-present). Previously, Mr. Ryan served as Vice President of Fund Reporting in FPCMS (1999-2005).

Salvatore Schiavone (40)

Year of Election or Appointment: 2005

Assistant Treasurer of the fund. Mr. Schiavone also serves as Assistant Treasurer of other Fidelity funds (2005-present) and is an employee of FMR (2005-present). Before joining Fidelity Investments, Mr. Schiavone worked at Deutsche Asset Management, where he most recently served as Assistant Treasurer (2003-2005) of the Scudder Funds and Vice President and Head of Fund Reporting (1996-2003).

Annual Report

Distributions

The fund designates $21,139,410 of distributions paid during the period January 1, 2006 to July 31, 2006 as qualifying to be taxed as interest-related dividends for nonresident alien shareholders.

The fund will notify shareholders in January 2007 of amounts for use in preparing 2006 income tax returns.

Annual Report

Proxy Voting Results

A special meeting of the fund's shareholders was held on January 18, 2006. The results of votes taken among shareholders on the proposal before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1
To elect a Board of Trustees. A
	# of Votes	% of Votes
Dennis J. Dirks
Affirmative	8,252,035,677.61	97.347
Withheld	224,894,685.16	2.653
TOTAL	8,476,930,362.77	100.000
Albert R. Gamper, Jr.
Affirmative	8,252,680,829.70	97.355
Withheld	224,249,533.07	2.645
TOTAL	8,476,930,362.77	100.000
Robert M. Gates
Affirmative	8,239,007,314.92	97.193
Withheld	237,923,047.85	2.807
TOTAL	8,476,930,362.77	100.000
George H. Heilmeier
Affirmative	8,242,547,667.10	97.235
Withheld	234,382,695.67	2.765
TOTAL	8,476,930,362.77	100.000
Abigail P. Johnson
Affirmative	8,207,133,817.28	96.817
Withheld	269,796,545.49	3.183
TOTAL	8,476,930,362.77	100.000
Edward C. Johnson 3d
Affirmative	8,205,030,635.55	96.792
Withheld	271,899,727.22	3.208
TOTAL	8,476,930,362.77	100.000
Stephen P. Jonas
Affirmative	8,239,700,661.39	97.201
Withheld	237,229,701.38	2.799
TOTAL	8,476,930,362.77	100.000
	# of Votes	% of Votes
Marie L. Knowles
Affirmative	8,246,135,458.96	97.277
Withheld	230,794,903.81	2.723
TOTAL	8,476,930,362.77	100.000
Ned C. Lautenbach
Affirmative	8,247,874,320.21	97.298
Withheld	229,056,042.56	2.702
TOTAL	8,476,930,362.77	100.000
William O. McCoy
Affirmative	8,229,632,189.68	97.083
Withheld	247,298,173.09	2.917
TOTAL	8,476,930,362.77	100.000
Robert L. Reynolds
Affirmative	8,241,271,395.49	97.220
Withheld	235,658,967.28	2.780
TOTAL	8,476,930,362.77	100.000
Cornelia M. Small
Affirmative	8,249,991,018.59	97.323
Withheld	226,939,344.18	2.677
TOTAL	8,476,930,362.77	100.000
William S. Stavropoulos
Affirmative	8,236,371,332.54	97.162
Withheld	240,559,030.23	2.838
TOTAL	8,476,930,362.77	100.000
Kenneth L. Wolfe
Affirmative	8,244,328,417.87	97.256
Withheld	232,601,944.90	2.744
TOTAL	8,476,930,362.77	100.000
A Denotes trust-wide proposal and voting results.

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Ultra-Short Bond Fund

Each year, typically in June, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information throughout the year.

The Board meets regularly each month except August and takes into account throughout the year matters bearing on Advisory Contracts. The Board, acting directly and through its separate committees, considers at each of its meetings factors that are relevant to the annual renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. At the time of the renewal, the Board had 12 standing committees, each composed of Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. Each committee has adopted a written charter outlining the structure and purposes of the committee. One such committee, the Fixed-Income Contract Committee, meets periodically as needed throughout the year to consider matters specifically related to the annual renewal of Advisory Contracts. The committee requests and receives information on, and makes recommendations to the Independent Trustees concerning, the approval and annual review of the Advisory Contracts.

At its June 2006 meeting, the Board of Trustees, including the Independent Trustees, unanimously determined to renew the Advisory Contracts for the fund. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the management fee and total expenses of the fund; (iii) the total costs of the services to be provided by and the profits to be realized by the investment adviser and its affiliates from the relationship with the fund; (iv) the extent to which economies of scale would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

In determining whether to renew the Advisory Contracts for the fund, the Board ultimately reached a determination, with the assistance of fund counsel and Independent Trustees' counsel, that the renewal of the Advisory Contracts and the compensation to be received by Fidelity under the management contract is consistent with Fidelity's fiduciary duty under applicable law. In addition to evaluating the specific factors noted above, the Board, in reaching its determination, is aware that shareholders in the fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by competitors to Fidelity, and that the fund's shareholders, with the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, managed by Fidelity.

Annual Report

Nature, Extent, and Quality of Services Provided. The Board considered staffing within the investment adviser, FMR, and the sub-advisers (together, the Investment Advisers), including the background of the fund's portfolio manager and the fund's investment objective and discipline. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the size, education, and experience of the Investment Advisers' investment staff, their use of technology, and the Investment Advisers' approach to recruiting, training, and retaining portfolio managers and other research, advisory, and management personnel. The Board considered Fidelity's extensive global research capabilities that enable the Investment Advisers to aggregate data from various sources in an effort to produce positive investment results. The Board noted that Fidelity's analysts have access to a variety of technological tools that enable them to perform both fundamental and quantitative analysis and to specialize in various disciplines. The Board also considered that Fidelity's portfolio managers and analysts have access to daily portfolio attribution that allows for monitoring of a fund's portfolio, as well as an electronic communication system that provides immediate real-time access to research concerning issuers and credit enhancers. In addition, the Board considered the trading resources that are an integrated part of the fixed-income portfolio management investment process.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of administrative, distribution, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the Investment Advisers' supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures.

The Board noted that the growth of fund assets across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through phone representatives and over the Internet, and investor education materials and asset allocation tools.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing for a large variety of mutual fund investor services. For example, fund shareholders are offered the privilege of exchanging shares of the fund for shares of other Fidelity funds, as set forth in the fund's prospectus, without paying an additional sales charge. The Board noted that, since the last Advisory Contract renewals in June 2005, Fidelity has taken a number of actions that benefited particular funds, including (i) dedicating additional resources to investment research and to restructure the investment research teams; (ii) voluntarily entering into contractual arrangements with certain brokers pursuant to which Fidelity pays for research products and services separately out of its own resources, rather than bundling with fund commissions; (iii) launching the Fidelity Advantage Class of its five Spartan stock index funds and three Spartan bond index funds, which is a lower-fee class available to shareholders with higher account balances; (iv) contractually agreeing to impose expense limitations on Fidelity U.S. Bond Index Fund and reducing the fund's initial investment minimum; and (v) offering shareholders of each of the Fidelity Institutional Money Market Funds the privilege of exchanging shares of the fund for shares of other Fidelity funds.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Investment Performance. The Board considered whether the fund has operated within its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed the fund's absolute investment performance for each class, as well as the fund's relative investment performance for each class measured against (i) a broad-based securities market index, and (ii) a peer group of mutual funds deemed appropriate by the Board over multiple periods. Because the fund had been in existence less than five calendar years, the following charts considered by the Board show, over the one- and three-year periods ended December 31, 2005, as applicable, the cumulative total returns of Class T and Fidelity Ultra-Short Bond (retail class), the cumulative total returns of a broad-based securities market index ("benchmark"), and a range of cumulative total returns of a peer group of mutual funds identified by Lipper Inc. as having an investment objective similar to that of the fund. The returns of Class T and Fidelity Ultra-Short Bond (retail class) represent the performance of classes with the highest and lowest 12b-1 fees, respectively (not necessarily with the highest and lowest total expenses). The box within each chart shows the 25th percentile return (bottom of box) and the 75th percentile return (top of box) of the Lipper peer group. Returns shown above the box are in the first quartile and returns shown below the box are in the fourth quartile. The percentage beaten numbers noted below each chart correspond to the percentile box and represent the percentage of funds in the Lipper peer group whose performance was equal to or lower than that of the class indicated.

Annual Report

Fidelity Ultra-Short Bond Fund

The Board reviewed the fund's relative investment performance against its Lipper peer group and stated that the performance of Fidelity Ultra-Short Bond (retail class) was in the first quartile for all the periods shown. The Board also stated that the relative investment performance of the fund was lower than its benchmark for the one-year period, although the three-year cumulative total return of Fidelity Ultra-Short Bond (retail class) compared favorably to its benchmark. The Board considered that the variations in performance among the fund's classes reflect the variations in class expenses, which result in lower performance for higher expense classes.

Based on its review, and giving particular weight to the nature and quality of the resources dedicated by the Investment Advisers to maintain and improve relative performance, the Board concluded that the nature, extent, and quality of the services provided to the fund will benefit the fund's shareholders, particularly in light of the Board's view that the fund's shareholders benefit from investing in a fund that is part of a large family of funds offering a variety of investment disciplines and services.

Competitiveness of Management Fee and Total Fund Expenses. The Board considered the fund's management fee and total expenses compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board considered two proprietary management fee comparisons for the 12-month (or shorter) periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group" and, for the reasons explained above, is broader than the Lipper peer group used by the Board for performance comparisons. The Total Mapped Group comparison focuses on a fund's standing relative to the total universe of comparable funds available to investors, in terms of gross management fees before expense reimbursements or caps. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a TMG % of 14% means that 86% of the funds in the Total Mapped Group had higher management fees than the fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to non-Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee ranked, is also included in the chart and considered by the Board.

Fidelity Ultra-Short Bond Fund

The Board noted that the fund's management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2005.

Furthermore, the Board considered that it had approved an amendment (effective June 1, 2005) to the fund's management contract that lowered the fund's individual fund fee rate from 30 basis points to 20 basis points. The Board considered that the chart reflects the fund's lower management fee for 2005, as if the lower rate were in effect for the entire year.

Annual Report

Based on its review, the Board concluded that the fund's management fee was fair and reasonable in light of the services that the fund receives and the other factors considered.

In its review of each class's total expenses, the Board considered the fund's management fee as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses. As part of its review, the Board also considered current and historical total expenses of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board also considered that it had approved changes (effective June 1, 2005) in the contractual arrangements for the fund that (i) have the effect of setting the total "fund-level" expenses (including, among certain other expenses, the management fee) for each class at 35 basis points, (ii) lower and limit the "class-level" transfer agent fee for Fidelity Ultra-Short Bond (retail class) to 10 basis points, and (iii) limit the total expenses for Fidelity Ultra-Short Bond (retail class) to 45 basis points. These contractual arrangements may not be increased without Board approval. The fund's Advisor classes continue to be subject to different class-level expenses (transfer agent fees and 12b-1 fees).

The Board noted that the total expenses of each class ranked below its competitive median for 2005. The Board considered that each class's total expenses reflect the contractual arrangements for 2005, as if the contractual arrangements were in effect for the entire year.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower fee rates as total fund assets under FMR's management increase, and for higher fee rates as total fund assets under FMR's management decrease. The Board noted that because the contractual arrangements that went into effect June 1, 2005 set the total fund-level expenses for each class at 35 basis points, increases or decreases in the management fee due to changes in the group fee rate will not impact total expenses. The Board realized, however, that the 35 basis point fee rate was below the lowest management fee rate available under the contractual arrangements that existed prior to June 1, 2005.

In its review of total expenses, the Board also considered Fidelity fee structures and other information on clients that FMR and its affiliates service in other competitive markets, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Based on its review, the Board concluded that the total expenses of each class of the fund were reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and its shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, FMR presents to the Board Fidelity's profitability for the fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the audited books and records of Fidelity. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of the results of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board believes that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board has also reviewed Fidelity's non-fund businesses and any fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and determined that the amount of profit is a fair entrepreneurial profit for the management of the fund.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions, including (Advisor classes only) reductions that occur through operation of the transfer agent agreement. The transfer agent fee varies in part based on the number of accounts in the fund. If the number of accounts decreases or the average account size increases, the overall transfer agent fee rate decreases. The Board also noted that the reduction in the fund's individual fund fee rate by 10 basis points delivers significant economies to fund shareholders. The Board concluded that any potential economies of scale are being shared between fund shareholders and Fidelity in an appropriate manner.

Annual Report

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Advisory Contracts, the Board requested additional information on several topics, including (i) Fidelity's fund profitability methodology and profitability trends within certain funds; (ii) funds and accounts managed by Fidelity other than the Fidelity funds, including fee arrangements; (iii) the total expenses of certain funds and classes relative to competitors; (iv) fund performance trends; and (v) Fidelity's fee structures.

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Annual Report

Annual Report

Annual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

Fidelity Investments
Money Management, Inc.

Fidelity International Investment Advisors

Fidelity International Investment Advisors
(U.K.) Limited

Fidelity Research & Analysis Company
(formerly Fidelity Management &
Research (Far East) Inc.)

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agent

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Citibank, N.A.

New York, NY

AUSBI-UANN-0906
1.804593.102

(Fidelity Investment logo)(registered trademark)

Item 2. Code of Ethics

As of the end of the period, July 31, 2006, Fidelity Income Fund (the trust) has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its President and Treasurer and its Chief Financial Officer. A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

Item 3. Audit Committee Financial Expert

The Board of Trustees of the trust has determined that Marie L. Knowles is an audit committee financial expert, as defined in Item 3 of Form N-CSR. Ms. Knowles is independent for purposes of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services

(a) Audit Fees.

For the fiscal years ended July 31, 2006 and July 31, 2005, the aggregate Audit Fees billed by PricewaterhouseCoopers LLP (PwC) for professional services rendered for the audits of the financial statements, or services that are normally provided in connection with statutory and regulatory filings or engagements for those fiscal years, for the Fidelity Ginnie Mae Fund, Fidelity Government Income Fund, Fidelity Intermediate Government Income Fund, and Fidelity Ultra-Short Bond Fund (the Funds) and for all funds in the Fidelity Group of Funds are shown in the table below.

Fund	2006A	2005A
Fidelity Ginnie Mae Fund	$112,000	$99,000
Fidelity Government Income Fund	$70,000	$61,000
Fidelity Intermediate Government Income Fund	$63,000	$56,000
Fidelity Ultra-Short Bond Fund	$54,000	$33,000
All funds in the Fidelity Group of Funds audited by PwC	$12,800,000	$11,600,000
A	Aggregate amounts may reflect rounding.

(b) Audit-Related Fees.

In each of the fiscal years ended July 31, 2006 and July 31, 2005 the aggregate Audit-Related Fees billed by PwC for services rendered for assurance and related services to each Fund that are reasonably related to the performance of the audit or review of the Fund's financial statements, but not reported as Audit Fees, are shown in the table below.

Fund	2006A	2005A
Fidelity Ginnie Mae Fund	$0	$0
Fidelity Government Income Fund	$0	$0
Fidelity Intermediate Government Income Fund	$0	$0
Fidelity Ultra-Short Bond Fund	$0	$0
A	Aggregate amounts may reflect rounding.

In each of the fiscal years ended July 31, 2006 and July 31, 2005, the aggregate Audit-Related Fees that were billed by PwC that were required to be approved by the Audit Committee for services rendered on behalf of Fidelity Management & Research Company (FMR) and entities controlling, controlled by, or under common control with FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the Funds ("Fund Service Providers") for assurance and related services that relate directly to the operations and financial reporting of each Fund that are reasonably related to the performance of the audit or review of the Fund's financial statements, but not reported as Audit Fees, are shown in the table below.

Billed By	2006A	2005A
PwC	$0	$0
A	Aggregate amounts may reflect rounding.

Fees included in the audit-related category comprise assurance and related services (e.g., due diligence services) that are traditionally performed by the independent registered public accounting firm. These audit-related services include due diligence related to mergers and acquisitions, accounting consultations and audits in connection with acquisitions, internal control reviews, attest services that are not required by statute or regulation and consultation concerning financial accounting and reporting standards.

(c) Tax Fees.

In each of the fiscal years ended July 31, 2006 and July 31, 2005, the aggregate Tax Fees billed by PwC for professional services rendered for tax compliance, tax advice, and tax planning for each Fund is shown in the table below.

Fund	2006A	2005A
Fidelity Ginnie Mae Fund	$2,700	$2,500
Fidelity Government Income Fund	$2,700	$2,500
Fidelity Intermediate Government Income Fund	$2,700	$2,500
Fidelity Ultra-Short Bond Fund	$2,700	$2,500
A	Aggregate amounts may reflect rounding.

In each of the fiscal years ended July 31, 2006 and July 31, 2005, the aggregate Tax Fees billed by PwC that were required to be approved by the Audit Committee for professional services rendered on behalf of the Fund Service Providers for tax compliance, tax advice, and tax planning that relate directly to the operations and financial reporting of each Fund is shown in the table below.

Billed By	2006A	2005A
PwC	$0	$0
A	Aggregate amounts may reflect rounding.

Fees included in the Tax Fees category comprise all services performed by professional staff in the independent registered public accounting firm's tax division except those services related to the audit. Typically, this category would include fees for tax compliance, tax planning, and tax advice. Tax compliance, tax advice, and tax planning services include preparation of original and amended tax returns, claims for refund and tax payment-planning services, assistance with tax audits and appeals, tax advice related to mergers and acquisitions and requests for rulings or technical advice from taxing authorities.

(d) All Other Fees.

In each of the fiscal years ended July 31, 2006 and July 31, 2005, the aggregate Other Fees billed by PwC for all other non-audit services rendered to the Funds is shown in the table below.

Fund	2006A	2005A
Fidelity Ginnie Mae Fund	$4,600	$4,900
Fidelity Government Income Fund	$6,100	$5,400
Fidelity Intermediate Government Income Fund	$2,100	$2,200
Fidelity Ultra-Short Bond Fund	$2,100	$2,000
A	Aggregate amounts may reflect rounding.

In each of the fiscal years ended July 31, 2006 and July 31, 2005, the aggregate Other Fees billed by PwC that were required to be approved by the Audit Committee for all other non-audit services rendered on behalf of the Fund Service Providers that relate directly to the operations and financial reporting of each Fund is shown in the table below.

Billed By	2006A	2005A
PwC	$155,000	$280,000
A	Aggregate amounts may reflect rounding.

Fees included in the All Other Fees category include services related to internal control reviews, strategy and other consulting, financial information systems design and implementation, consulting on other information systems, and other tax services unrelated to the fund.

(e) (1)	Audit Committee Pre-Approval Policies and Procedures:

The trust's Audit Committee must pre-approve all audit and non-audit services provided by the independent registered public accounting firm relating to the operations or financial reporting of the funds. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The trust's Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee's consideration of non-audit services by the audit firms that audit the Fidelity funds. The policies and procedures require that any non-audit service provided by a fund audit firm to a Fidelity Fund and any non-audit service provided by a fund auditor to a Fund Service Provider that relates directly to the operations and financial reporting of a Fidelity fund (Covered Service) are subject to approval by the Audit Committee before such service is provided. Non-audit services provided by a fund audit firm for a Fund Service Provider that do not relate directly to the operations and financial reporting of a Fidelity fund (Non-Covered Service) but that are expected to exceed $50,000 are also subject to pre-approval by the Audit Committee.

All Covered Services, as well as Non-Covered Services that are expected to exceed $50,000, must be approved in advance of provision of the service either: (i) by formal resolution of the Audit Committee, or (ii) by oral or written approval of the service by the Chair of the Audit Committee (or if the Chair is unavailable, such other member of the Audit Committee as may be designated by the Chair to act in the Chair's absence). The approval contemplated by (ii) above is permitted where the Treasurer determines that action on such an engagement is necessary before the next meeting of the Audit Committee. Neither pre-approval nor advance notice of Non-Covered Service engagements for which fees are not expected to exceed $50,000 is required; such engagements are to be reported to the Audit Committee monthly.

(e) (2)	Services approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X:

Audit-Related Fees:

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended July 31, 2006 and July 31, 2005 on behalf of each Fund.

There were no amounts that were required to be approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended July 31, 2006 and July 31, 2005 on behalf of the Fund Service Providers that relate directly to the operations and financial reporting of each Fund.

Tax Fees:

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended July 31, 2006 and July 31, 2005 on behalf of each Fund.

There were no amounts that were required to be approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended July 31, 2006 and July 31, 2005 on behalf of the Fund Service Providers that relate directly to the operations and financial reporting of each Fund.

All Other Fees:

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended July 31, 2006 and July 31, 2005 on behalf of each Fund.

There were no amounts that were required to be approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended July 31, 2006 and July 31, 2005 on behalf of the Fund Service Providers that relate directly to the operations and financial reporting of each Fund.

(f) Not applicable.

(g) For the fiscal years ended July 31, 2006 and July 31, 2005, the aggregate fees billed by PwC of $1,180,000A and $1,450,000A,B for non-audit services rendered on behalf of the Funds, FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) and Fund Service Providers relating to Covered Services and Non-Covered Services are shown in the table below.

	2006A	2005A
Covered Services	$180,000	$350,000
Non-Covered Services	$1,000,000	$1,100,000 B
A	Aggregate amounts may reflect rounding.
B	Reflects current period presentation.

(h) The trust's Audit Committee has considered Non-Covered Services that were not pre-approved that were provided by PwC to Fund Service Providers to be compatible with maintaining the independence of PwC in its audit of the Funds, taking into account representations from PwC, in accordance with Independence Standards Board Standard No.1, regarding its independence from the Funds and their related entities.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) for each Fund provide reasonable assurances that material information relating to such Fund is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in a Fund's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, a Fund's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Income Fund

By:	/s/Christine Reynolds
Christine Reynolds
President and Treasurer

Date:	September 25, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Christine Reynolds
Christine Reynolds
President and Treasurer

Date:	September 25, 2006
By:	/s/Joseph B. Hollis
Joseph B. Hollis
Chief Financial Officer

Date:	September 25, 2006